UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	December 31, 2021

Date of reporting period:	December 31, 2021

ITEM 1 – REPORT TO STOCKHOLDERS
Principal Variable Contracts Funds, Inc.
Annual Report
December 31, 2021
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary.
Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-247-
9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity. Your election to receive reports in paper will apply to all portfolio companies available under your contract.
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insurance policy or 1-800-852-4450 if you have an annuity.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Fund Information 2
Blue Chip Account (unaudited) 3
Bond Market Index Account (unaudited) 4
Core Plus Bond Account (unaudited) 5
Diversified Balanced Account (unaudited) 6
Diversified Balanced Managed Volatility Account (unaudited) 7
Diversified Balanced Volatility Control Account (unaudited) 8
Diversified Growth Account (unaudited) 9
Diversified Growth Managed Volatility Account (unaudited) 10
Diversified Growth Volatility Control Account (unaudited) 11
Diversified Income Account (unaudited) 12
Diversified International Account (unaudited) 13
Equity Income Account (unaudited) 14
Government & High Quality Bond Account (unaudited) 15
International Emerging Markets Account (unaudited) 16
LargeCap Growth Account I (unaudited) 17
LargeCap S&P 500 Index Account (unaudited) 18
LargeCap S&P 500 Managed Volatility Index Account (unaudited) 19
MidCap Account (unaudited) 20
Principal Capital Appreciation Account (unaudited) 21
Principal LifeTime 2010 Account (unaudited) 22
Principal LifeTime 2020 Account (unaudited) 23
Principal LifeTime 2030 Account (unaudited) 24
Principal LifeTime 2040 Account (unaudited) 25
Principal LifeTime 2050 Account (unaudited) 26
Principal LifeTime 2060 Account (unaudited) 27
Principal LifeTime Strategic Income Account (unaudited) 28
Real Estate Securities Account (unaudited) 29
SAM Balanced Portfolio (unaudited) 30
SAM Conservative Balanced Portfolio (unaudited) 31
SAM Conservative Growth Portfolio (unaudited) 32
SAM Flexible Income Portfolio (unaudited) 33
SAM Strategic Growth Portfolio (unaudited) 34
Short-Term Income Account (unaudited) 35
SmallCap Account (unaudited) 36
Financial Statements 37
Notes to Financial Statements 78
Schedules of Investments 101
Financial Highlights (Includes performance information) 230
Report of Independent Registered Public Accounting Firm 250
Shareholder Expense Example 252
Supplemental Information 256

Economic & Financial Market Review
Despite lingering COVID concerns, the global economy grew faster than trend levels in 2021 following the rapid recovery in 2H 2020. U.S.
real GDP grew at an average quarter-over-quarter annualized rate of 5.0% in the four quarters ending 3Q 2021 following a 33.8% rebound in 3Q 2020. Europe and Japan followed a similar trend but less prominent than the U.S. China GDP growth slowed down as policymakers adopted deleveraging policies and tightened regulations towards various business sectors. Global manufacturing Purchasing Managers’
Index (PMI) remained above 50 in the last twelve months (a number above 50 means manufacturing activity is expanding and number below
50 indicates contraction), and the latest reading as of December 2021 is 55.5, with 96% of the countries tracked showed PMIs higher than 50.
While the overall level was encouraging, global economic growth was uneven. GDP-weighted developed market PMI is 57.8, much higher than 51.5 in emerging market. Slower vaccination progress and stricter lockdowns made emerging market economies suffer more from delta strain outbreak. While COVID-related fiscal support gradually faded, easy monetary policies buoyed the global economy and market in 2021. However, high inflation pressures have made global central banks incrementally move towards tightening as the Federal Reserve shifted to a plan for faster asset purchase tapering and rate hikes in 2022. Several EM central banks already started hiking rates in 2021.
Strong but desynchronized growth has created a demand-supply gap in global goods which pushed inflation higher in 2021. Global inflation increased from 1.0% in December 2020 to 4.4% in November 2021. While transitory forces and base effects explained some of the increase, higher-for-longer inflation could de-anchor expectations and drive up the prices of more sticky components. Market implied inflation expectations represented by US 5-year breakeven inflation rates increased from 1.97, as of December 31, 2020, to 2.91, as of December 31,
2021.
As of December 2021, global earnings have surpassed pre-crisis levels as two-year compounded growth rate (2yr CAGR) improved to 11%.
Compared to the same time last year, MSCI All Country World Index (ACWI) trailing 12 months earnings per share (TTM EPS) grew by
67%. MSCI World ex USA Index experienced bigger losses in earnings (TTM EPS down -47% as of December 2020) but exhibited faster recovery with a 136% increase during the last twelve months. MSCI USA Index TTM EPS grew by 43% year-over-year, helped by a strong recovery in small-cap and mid-cap companies. Technology stocks (NASDAQ 100) earnings were the most resilient, with 5% gains in 2020 and 20% gains in 2021. MSCI Emerging Markets (EM) trailing 12 months EPS increased by 50% compared to 2020. MSCI China trailing
12 months EPS lagged with only 6% growth in 2021 (2yr CAGR -2%).
Global equities markedly outperformed global fixed income in 2021. In USD terms, MSCI ACWI recorded 19% gains year-over-year while
Bloomberg Global Aggregate Corporate index ended -3% lower. Within equities, developed market outperformed emerging markets by 24%
and US outperformed developed market ex US by 14%. Among major markets, China was the worst performer with -22% loss, bringing
MSCI EM down to -3%. Within U.S., large cap and growth slightly outperformed. Bloomberg US treasury delivered -2% loss as U.S. 10-
year treasury yield rose from 91bps to 151bps. Global high yield bonds beat global investment corporate bonds and global treasury bonds by
4% and 8% respectively. Commodity prices represented by S&P GSCI total return index increased by 40% and Nymex crude oil rose from
48.5 to 75.2 USD/Barrel.
* Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Global Asset Allocation. Data as of December 31, 2021.

Important Fund Information
The following information applies to all funds shown in the annual report:
The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each fund, the illustration is based on performance of Class 3 shares for Blue Chip Account, Class 2 shares for Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility
Account, Diversified Growth Volatility Control Account, and Diversified Income Account, and Class 1 shares for all other funds. The performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
.

Blue Chip Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the opinion of Principal Global Investors, LLC ("PGI," the fund's investment advisor), display characteristics of a "blue chip" company. For this fund, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000® Growth
Index.
Over its fiscal year, Blue Chip’s relative performance benefitted from positive sector allocation from its underweight position in both
Consumer Staples and Consumer Discretionary. The largest contributor to the fund’s performance was Microsoft. CEO Satya Nadella has positioned Microsoft for the future, with key investments in its fast-growing commercial cloud business and the transition of its Office suite to a subscription service delivered over the Internet. The next largest contributor was Alphabet, the parent company of services like Google &
YouTube. Alphabet's core businesses have tremendous advantages and will continue to benefit as advertising budgets move from traditional media to where people increasingly spend their time. Another contributor was Intuit, the software company that makes QuickBooks and
TurboTax.
The largest detractor for the year was Twilio. Twilio provides businesses a software platform that enables voice, messaging and videos to be embedded into any application. Examples include automated text messages for gate changes at the airport and two-factor authentication for mobile banking. The next largest detractor for the year was PayPal. PayPal’s technology investments, such as its one-touch innovation, have improved the user experience and led to better conversion rates for merchants. As people around the world gravitate to e-commerce and easier payment solutions, PayPal stands to benefit. The third detractor for the year was CoStar Group. CoStar Group has for more than 30 years been building the best data set in the world on commercial real estate. Sometimes called the “Bloomberg for commercial real estate,”
their CoStar Suite has become an essential subscription for many of the property owners, management companies, investors, banks, and brokers that make up this industry.
Value of a $10,000 Investment* December 9, 2020 - December 31, 2021
1-Year Since Inception Inception Date
Class 3 Shares 24.72% 27.11% 12/9/20

Bond Market Index Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income. Under normal circumstances, the fund uses a passive investment approach known as
"sampling" to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the
Bloomberg U.S. Aggregate Bond Index (the "index") at the time of purchase. The index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products).
During the past year the top contributing factors included shorter duration position relative to the benchmark as interest rates increased, slightly higher allocation compared to benchmark weight to investment grade corporate bonds and an allocation to cash used to manage portfolio cash flows.
During the past year the top detracting factors included security selection within mortgage-backed securities, U.S. Treasury securities and investment grade corporate bonds.
Value of a $10,000 Investment* May 15, 2012 - December 31, 2021
1-Year 5-Year Since Inception Inception Date
Class 1 Shares -1.83% 3.32% 2.50% 5/15/12

Core Plus Bond Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase.
Such investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities or mortgage-backed securities (securitized products); corporate bonds; and foreign securities, including emerging market securities.
During the past year the top contributing factors included out-of-index allocation to below investment grade corporate bonds, curve positioning, and security selection within below investment grade corporate bonds.
During the past year the top detracting factors included security selection within investment grade corporate bonds, underweight allocation to government related debt, and security selection within U.S. Treasury securities.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -0.45% 4.35% 3.70% 12/18/87

Diversified Balanced Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC,
Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately
50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
U.S. large-cap equity was the best performing underlying holding driven by strong earnings growth. U.S. small-caps lagged large-caps but still outperformed U.S. mid-cap equities. Abroad, non-U.S. developed equities lagged U.S. equities but still outperformed fixed income by a broad margin for the year.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares 11.06% 9.94% 8.63% 5/1/17 12/30/09
Class 2 Shares 10.83% 9.70% 8.51% 12/30/09 –
Class 3 Shares 10.65% 9.54% 8.35% 12/9/20 12/30/09
**The Fund uses a blended benchmark, Diversified Balanced Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Balanced Custom Index is composed of 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR,
4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Balanced Managed Volatility Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return as is consistent with reasonable risk, with an emphasis on managing volatility.
The fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal
Exchange-Traded Funds and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately
50% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
U.S. large-cap equity was the best performing underlying holding driven by strong earnings growth. U.S. small-caps lagged large-caps but still outperformed U.S. mid-cap equities. Abroad, non-U.S. developed equities lagged U.S. equities but still outperformed fixed income by a broad margin for the year.
Value of a $10,000 Investment* October 31, 2013 - December 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 9.94% 9.21% 7.46% 10/31/13 –
Class 3 Shares 9.81% 9.05% 7.29% 12/9/20 10/31/13
**The Fund uses a blended benchmark, Diversified Balanced Managed Volatility Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Balanced Managed Volatility Custom Index is composed of 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500
Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Balanced Volatility Control Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility. The fund operates as a fund of funds and invests in funds and exchange-traded funds
("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the "underlying funds").
The fund also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures).
U.S. large-cap equity was the best performing underlying holding driven by strong earnings growth. U.S. small-caps lagged large-caps but still outperformed U.S. mid-cap equities. Abroad, non-U.S. developed equities lagged U.S. equities but still outperformed fixed income by a broad margin for the year.
Value of a $10,000 Investment* March 30, 2017 - December 31, 2021
1-Year Since Inception Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 10.08% 7.96% 3/30/17 –
Class 3 Shares 9.94% 7.82% 12/9/20 3/30/17
**The Fund uses a blended benchmark, Diversified Balanced Volatility Control Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Balanced Volatility Control Custom Index is composed of 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7%
MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Growth Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-
income exposure.
U.S. large-cap equity was the best performing underlying holding driven by strong earnings growth. U.S. small-caps lagged large-caps but still outperformed U.S. mid-cap equities. Abroad, non-U.S. developed equities lagged U.S. equities but still outperformed fixed income by a broad margin for the year.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 14.79% 11.53% 10.26% 12/30/09 –
Class 3 Shares 14.63% 11.37% 10.09% 12/9/20 12/30/09
**The Fund uses a blended benchmark, Diversified Growth Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Growth Custom Index is composed of 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P
MidCap 400 Index, and 5% S&P SmallCap 600 Index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Growth Managed Volatility Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation, with an emphasis on managing volatility. The fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
U.S. large-cap equity was the best performing underlying holding driven by strong earnings growth. U.S. small-caps lagged large-caps but still outperformed U.S. mid-cap equities. Abroad, non-U.S. developed equities lagged U.S. equities but still outperformed fixed income by a broad margin for the year.
Value of a $10,000 Investment* October 31, 2013 - December 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 13.70% 10.93% 8.78% 10/31/13 –
Class 3 Shares 13.44% 10.74% 8.59% 12/9/20 10/31/13
**The Fund uses a blended benchmark, Diversified Growth Managed Volatility Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Growth Managed Volatility Custom Index is composed of 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10%
MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Growth Volatility Control Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation, while seeking to control volatility. The fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the "underlying funds"). It also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures).
U.S. large-cap equity was the best performing underlying holding driven by strong earnings growth. U.S. small-caps lagged large-caps but still outperformed U.S. mid-cap equities. Abroad, non-U.S. developed equities lagged U.S. equities but still outperformed fixed income by a broad margin for the year.
Value of a $10,000 Investment* March 30, 2017 - December 31, 2021
1-Year Since Inception Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 13.89% 9.31% 3/30/17 –
Class 3 Shares 13.74% 9.17% 12/9/20 3/30/17
**The Fund uses a blended benchmark, Diversified Growth Volatility Control Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Growth Volatility Control Custom Index is composed of 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10%
MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-
Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 35% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 65%
to fixed-income index underlying funds for intermediate duration fixed-income exposure.
U.S. large-cap equity was the best performing underlying holding driven by strong earnings growth. U.S. small-caps lagged large-caps but still outperformed U.S. mid-cap equities. Abroad, non-U.S. developed equities lagged U.S. equities but still outperformed fixed income by a broad margin for the year.
Value of a $10,000 Investment* May 15, 2012 - December 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 6.96% 7.80% 6.75% 5/15/12 –
Class 3 Shares 6.78% 7.63% 6.58% 12/9/20 5/15/12
**The Fund uses a blended benchmark, Diversified Income Custom Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Income Custom Index is composed of 65% Bloomberg U.S. Aggregate Bond Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P
MidCap 400 Index, and 3% S&P SmallCap 600 Index.
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified International Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the fund typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada,
Australia, Hong Kong, and Singapore); however, the fund also invests in emerging market securities. The fund invests in equity securities regardless of market capitalization size and style (growth or value).
Strong stock selection was witnessed in health care and consumer discretionary from a sector perspective, as well as in emerging markets.
Top performers included ASM International, Bank Leumi Le-Israel, and TCS Group. ASM International, which develops, manufactures, markets, and services machines used to produce semiconductors, continues to benefit from adoption of its ALD equipment technology across end markets, driven by lower node migration in Foundry / Logic and increasing served available market opportunity in memory. Bank Leumi
Le-Israel, a leading bank in Israel offering retail, commercial, and corporate banking services, saw benefit from improving loan growth led by digitalization of its banking services. TCS Group, one of the largest online banks globally, is diversifying into secured lending, via Home
Equity product, which is opening a new growth angle in a structurally attractive segment, driving its return on equity higher.
On the other hand, negative attribution was seen in the communication services and energy sectors, as well as in Finland.
Shimao Services, A-Living Smart City Services, and Magazine Luiza led underperformance during the year. Shimao Services, a leading property management company under Shimao Group in China, and A-Living Smart City Services, a top ten property management company in China, both experienced weakness stemming from default concerns from their peers that possess elevated debt levels. Magazine Luiza, one of the largest retail chains in Brazil, experienced questions surrounding its equity offering, as well as its margins and cash flow uncertainty.
The portfolio has since exited its position in all three companies.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 9.75% 10.73% 8.49% 5/2/94

Equity Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
KKR & Co. Inc. (KKR), a leading alternatives manager, reported record AUM of $459 billion as of September 30th, 2021, up 96% year-
over-year. Not owning Walt Disney Company (DIS) contributed to relative performance. EOG Resources Incorporated (EOG), a premier exploration and production company, moved higher with the energy sector and continues to generate healthy free cash flows. EOG raised its quarterly dividend 82% in November and announced a $2.00 per share special dividend.
Cable One, Inc. (CABO) lagged as investors feared that new customer additions would decline year over year after accelerating during
COVID. Novartis AG (NVS) detracted from relative results as revenues and operating incomes failed to meet investor expectations, particularly in its generic drug segment, as the pandemic led patients to delay doctor visits and procedures. Activision Blizzard, Inc. (ATVI)
unperformed as the company has faced legal issues related to their workplace culture and pay.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares 22.47% 14.11% 13.32% 4/28/98 –
Class 2 Shares 22.15% 13.83% 13.03% 5/1/01 –
Class 3 Shares 21.97% 13.67% 12.88% 12/9/20 4/28/98
***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Government & High Quality Bond Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income consistent with safety and liquidity. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, or, if unrated, in the opinion of those selecting such investments, are of comparable quality. It maintains an average portfolio duration that is within from 50% to 150% of the duration of the Bloomberg MBS Fixed Rate Index .
During 2021 the Federal Reserve (Fed) continued its quantitative easing purchase programs, yet announced a taper of these purchase programs at the November 2021 meeting. From December 2020 to December 2021 the rate on the US 10 year note moved from 0.92% to
1.51%. During this period the fund was positioned with a shorter duration than the index which was the largest contributor to performance.
Out-of-index allocation to the US Treasury sector contributed to performance as securities held in this sector outperformed the index. Further, out-of-index allocation to auto asset backed securities (Auto ABS) also outperformed the benchmark contributing to fund performance.
Out-of-index allocation agency collateralized mortgage obligations (CMO) was the largest detractor to performance. Security selection was also a detractor to performance for the period as specified pool pay-ups were under pressure and these pay-ups are not reflected in index cohorts. Underweight allocations to the conventional 20 year sector also detracted.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -1.32% 2.13% 2.11% 5/6/93

International Emerging Markets Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 0.58% 9.42% 5.03% 10/24/00
The investment seeks long-term growth of capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The adviser considers a security to be tied economically to an emerging market (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets.
Our global emerging markets strategy outperformed the index over the last twelve months.
China and the Asia ex-China were the best performing regions over the last twelve months. Gains in China were driven by positive stock selection in the consumer discretionary, communication services, and information technology sectors while South Korea and Taiwan highlighted outperformance in Asia ex-China region. Positive stock selection in the health care sector drove gains in South Korea and the technology sector accounted for the outperformance in Taiwan where we benefitted from our overweight position and positive stock selection. From a sector standpoint, information technology, consumer staples, and health care were the top performers where stock selection drove gains. The top contributors during the period were overweight positions to TCS Group, up 157.9%, Osstem Implant, up
155.7%, MediaTek, up 67.5%, eMemory Technology, up 104.0% and no exposure to Pinduoduo, down 67.2%.
The EMEA region was the worst performer over the last twelve months where we were hurt by our underweight to the energy producing nations, namely Saudi Arabia. We were also hurt by negative stock selection in Brazil where the consumer discretionary sector accounted for most of the underperformance. Energy and communication services were the worst performing sectors during the period. In energy, we were hurt by our underweight position to the sector and communication services was driven by negative stock selection. Notable detractors during the period were overweight positions to Magazine Luiza, down 73.0%, A-Living, down 61.0%, SK Hynix, down 19.6%, and no exposure to Al Rajhi Bank, up 96.8%, and Gazprom, up 65.1%.

LargeCap Growth Account I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Brown Advisory, LLC, and T. Rowe Price Associates, Inc.
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell
1000® Growth Index. The fund is non-diversified.
The health care sector was the top contributor driven by strong stock selection. An overweight to the communication services sector and an underweight to the consumer discretionary sector was beneficial. Stock selection was also a positive contributor in the materials and consumer staples sectors.
Poor stock selection was the major driver of underperformance, most notably in the information technology sector. The communication services and consumer discretionary sectors also had poor stock selection. An underweight to information technology names was a headwind.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 21.89% 25.41% 19.27% 6/1/94

LargeCap S&P 500 Index Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe.
During the 12 month period ending in December 2021, the fund was in line with the S&P 500 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the index posted positive returns during the period with the energy and real estate sectors providing the best return. The utility and consumer staples sectors recorded the worst returns during the period. Fortinet, Ford Motor, and
NVIDIA contributed to fund performance for the 12 month period ending December.
Penn National Gaming, Global Payments, and Activision Blizzard detracted from fund performance for the 12 month period ending in
December.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares 28.33% 18.16% 16.21% 5/3/99 –
Class 2 Shares 28.05% 17.85% 15.92% 5/1/15 5/3/99
***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

LargeCap S&P 500 Managed Volatility Index Account
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital, with an emphasis on managing volatility. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of each purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks.
During the 12 month period ending in December 2021, the fund was in line with the S&P 500 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the index posted positive returns during the period with the energy and real estate sectors providing the best return. The utility and consumer staples sectors recorded the worst returns during the period. Fortinet, Ford Motor, and
NVIDIA contributed to fund performance for the 12 month period ending December.
Penn National Gaming, Global Payments, and Activision Blizzard detracted from fund performance for the 12 month period ending in
December.
Value of a $10,000 Investment* October 31, 2013 - December 31, 2021
1-Year 5-Year Since Inception Inception Date
Class 1 Shares 25.55% 16.80% 13.60% 10/31/13

MidCap Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the
Russell Midcap® Index.
Over its fiscal year, MidCap’s relative performance benefitted from sector allocation, mainly from its overweight position in Financials and underweight position in Health Care. In addition to the positive impact from sector allocation, company selection also benefited relative performance and was the larger of the two. The largest contributor to the MidCap's performance was Brookfield Asset Management, which is an owner and operator of real asset-based businesses globally and has grown as an asset manager for outside investors that pay a fee for
Brookfield’s services. The company's management team, led by CEO Bruce Flatt, owns more than 18% of the company. The next largest contributor was KKR & Co. KKR is a global asset management firm with leading capabilities in private equity, credit, and real assets. Their terrific investment track record has enabled them to continually raise larger funds, which are frequently oversubscribed. Another contributor for the year was O’Reilly Automotive; a leading auto parts aftermarket retailer, serving both consumers who repair their own vehicles and professional mechanics through their more than 5,000 stores in the United States.
Information Technology underperformed relative to the benchmark. The top detractor for the year was Wix.com. Wix.com is the largest provider of DIY website-building software, to create a professional-looking digital presence at an attractive price. The next largest detractor was CoStar Group, commercial real estate’s leading provider of information, analytics, and online marketplaces. Sometimes called the “Bloomberg for commercial real estate,” their CoStar Suite has become an essential subscription for many of the property owners, management companies, investors, banks, and brokers that make up this industry. Another detractor during the year was Guidewire Software, a leading software provider to property & casualty insurance companies. Their software solutions help with all aspects of their operations
(claims, policy management, billing, etc).
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 25.53% 20.05% 17.59% 12/18/87
Class 2 Shares 25.20% 19.74% 17.30% 9/9/09

Principal Capital Appreciation Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term growth of capital. The fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
Those managing the fund's investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Costco Wholesale Corporation (COST) outperformed as the company saw strong membership trends over the past year. Extra Space Storage
Inc. (EXR) saw strong customer demand on the year with same store occupancy hitting all-time highs along with rent per square foot hitting new highs as well. Tractor Supply Company (TSCO) contributed to relative results as TSCO continues to navigate supply chain issues well and has seen strong demand as sales growth increased 13.1% on top of 26.8% a year ago.
T-Mobile US, Inc. (TMUS) detracted from results as investors worried about increased competition between U.S. carriers. Not owning Tesla
Inc (TSLA) detracted from relative results. Fair Isaac Corporation (FICO) underperformed as investors became increasingly concerned about the impact of slowing home mortgage refinancing in light of higher interest rates.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 27.82% 18.58% 16.07% 4/28/98
Class 2 Shares 27.50% 18.28% 15.78% 11/6/01

Principal LifeTime 2010 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. The fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The fund is a fund of funds and invests in underlying funds of Principal
Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Asset class positioning was the largest contributor to performance for the year driven by an overweight to U.S. equity and underweights to fixed income and non-U.S. equity. An overweight to the real asset space contributed positively as the asset class was the best performer for the year. A slight overweight to U.S. smallcap equity and dedicated high yield also contributed to performance for the year. Active management within the non-U.S. equity asset class contributed for the year as the Diversified International, Overseas, and Origin Emerging
Markets investment options outperformed their respective indices. Active management within the U.S. mid and small cap equity space contributed for the year as all strategies posted strong performance relative to their indices.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, Equity Income, and LargeCap Value III investment options lagged their indices. Style selection detracted within the U.S. equity asset class as the Russell indices underperformed the S&P indices for the year. Style selection detracted within non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to treasury inflation-protected securities detracted as the asset class was the best performer within fixed income. The Inflation Protection investment option also lagged its index for the year. Manager performance of the Core Fixed Income investment option detracted for the year as it underperformed its index.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 5.94% 7.60% 6.89% 8/30/04

Principal LifeTime 2020 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. The fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The fund is a fund of funds and invests in underlying funds of Principal
Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Asset class positioning was the largest contributor to performance for the year driven by an overweight to U.S. equity and underweights to fixed income and non-U.S. equity. An overweight to the real asset space contributed positively as the asset class was the best performer for the year. A slight overweight to U.S. smallcap equity and dedicated high yield also contributed to performance for the year. Active management within the non-U.S. equity asset class contributed for the year as the Diversified International, Overseas, and Origin Emerging
Markets investment options outperformed their respective indices. Active management within the U.S. mid and small cap equity space contributed for the year as all strategies posted strong performance relative to their indices.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, Equity Income, and LargeCap Value III investment options lagged their indices. Style selection detracted within the U.S. equity asset class as the Russell indices underperformed the S&P indices for the year. Style selection detracted within non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to treasury inflation-protected securities detracted as the asset class was the best performer within fixed income. The Inflation Protection investment option also lagged its index for the year. Manager performance of the Core Fixed Income investment option detracted for the year as it underperformed its index.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 9.17% 9.63% 8.83% 8/30/04

Principal LifeTime 2030 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. The fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The fund is a fund of funds and invests in underlying funds of Principal
Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Asset class positioning was the largest contributor to performance for the year driven by an overweight to U.S. equity and underweights to fixed income and non-U.S. equity. An overweight to the real asset space contributed positively as the asset class was the best performer for the year. A slight overweight to U.S. smallcap equity and dedicated high yield also contributed to performance for the year. Active management within the non-U.S. equity asset class contributed for the year as the Diversified International, Overseas, and Origin Emerging
Markets investment options outperformed their respective indices. Active management within the U.S. mid and small cap equity space contributed for the year as all strategies posted strong performance relative to their indices.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, Equity Income, and LargeCap Value III investment options lagged their indices. Style selection detracted within the U.S. equity asset class as the Russell indices underperformed the S&P indices for the year. Style selection detracted within non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to treasury inflation-protected securities detracted as the asset class was the best performer within fixed income. The Inflation Protection investment option also lagged its index for the year. Manager performance of the Core Fixed Income investment option detracted for the year as it underperformed its index.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 12.79% 11.68% 10.25% 8/30/04

Principal LifeTime 2040 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. The fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The fund is a fund of funds and invests in underlying funds of Principal
Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Asset class positioning was the largest contributor to performance for the year driven by an overweight to U.S. equity and underweights to fixed income and non-U.S. equity. An overweight to the real asset space contributed positively as the asset class was the best performer for the year. A slight overweight to U.S. smallcap equity and dedicated high yield also contributed to performance for the year. Active management within the non-U.S. equity asset class contributed for the year as the Diversified International, Overseas, and Origin Emerging
Markets investment options outperformed their respective indices. Active management within the U.S. mid and small cap equity space contributed for the year as all strategies posted strong performance relative to their indices.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, Equity Income, and LargeCap Value III investment options lagged their indices. Style selection detracted within the U.S. equity asset class as the Russell indices underperformed the S&P indices for the year. Style selection detracted within non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to treasury inflation-protected securities detracted as the asset class was the best performer within fixed income. The Inflation Protection investment option also lagged its index for the year. Manager performance of the Core Fixed Income investment option detracted for the year as it underperformed its index.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 15.29% 13.18% 11.41% 8/30/04

Principal LifeTime 2050 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. The fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The fund is a fund of funds and invests in underlying funds of Principal
Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Asset class positioning was the largest contributor to performance for the year driven by an overweight to U.S. equity and underweights to fixed income and non-U.S. equity. An overweight to the real asset space contributed positively as the asset class was the best performer for the year. A slight overweight to U.S. smallcap equity and dedicated high yield also contributed to performance for the year. Active management within the non-U.S. equity asset class contributed for the year as the Diversified International, Overseas, and Origin Emerging
Markets investment options outperformed their respective indices. Active management within the U.S. mid and small cap equity space contributed for the year as all strategies posted strong performance relative to their indices.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, Equity Income, and LargeCap Value III investment options lagged their indices. Style selection detracted within the U.S. equity asset class as the Russell indices underperformed the S&P indices for the year. Style selection detracted within non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to treasury inflation-protected securities detracted as the asset class was the best performer within fixed income. The Inflation Protection investment option also lagged its index for the year. Manager performance of the Core Fixed Income investment option detracted for the year as it underperformed its index.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 17.02% 14.00% 12.00% 8/30/04

Principal LifeTime 2060 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. The fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The fund is a fund of funds and invests in underlying funds of Principal
Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Asset class positioning was the largest contributor to performance for the year driven by an overweight to U.S. equity and underweights to fixed income and non-U.S. equity. An overweight to the real asset space contributed positively as the asset class was the best performer for the year. A slight overweight to U.S. smallcap equity and dedicated high yield also contributed to performance for the year. Active management within the non-U.S. equity asset class contributed for the year as the Diversified International, Overseas, and Origin Emerging
Markets investment options outperformed their respective indices. Active management within the U.S. mid and small cap equity space contributed for the year as all strategies posted strong performance relative to their indices.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, Equity Income, and LargeCap Value III investment options lagged their indices. Style selection detracted within the U.S. equity asset class as the Russell indices underperformed the S&P indices for the year. Style selection detracted within non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to treasury inflation-protected securities detracted as the asset class was the best performer within fixed income. The Inflation Protection investment option also lagged its index for the year. Manager performance of the Core Fixed Income investment option detracted for the year as it underperformed its index.
Value of a $10,000 Investment* May 1, 2013 - December 31, 2021
1-Year 5-Year Since Inception Inception Date
Class 1 Shares 17.96% 14.28% 11.13% 5/1/13

Principal LifeTime Strategic Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Asset class positioning was the largest contributor to performance for the year driven by an overweight to U.S. equity and underweights to fixed income and non-U.S. equity. An overweight to the real asset space contributed positively as the asset class was the best performer for the year. A slight overweight to U.S. smallcap equity and dedicated high yield also contributed to performance for the year. Active management within the non-U.S. equity asset class contributed for the year as the Diversified International, Overseas, and Origin Emerging
Markets investment options outperformed their respective indices. Active management within the U.S. mid and small cap equity space contributed for the year as all strategies posted strong performance relative to their indices.
Active management within the U.S. largecap equity space detracted for the year as the LargeCap Growth I, Blue Chip, Equity Income, and LargeCap Value III investment options lagged their indices. Style selection detracted within the U.S. equity asset class as the Russell indices underperformed the S&P indices for the year. Style selection detracted within non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to treasury inflation-protected securities detracted as the asset class was the best performer within fixed income. The Inflation Protection investment option also lagged its index for the year. Manager performance of the Core Fixed Income investment option detracted for the year as it underperformed its index.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 4.53% 6.47% 5.52% 8/30/04

Real Estate Securities Account
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase.
A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. It is non-diversified.
An overweight to single family rental stocks was a top contributor as the structural growth sector has outperformed due to solid industry fundamentals, such as robust operating performance, record high occupancy, and strong pricing power. An underweight to net lease was a contributor as these stocks were pressured by the risks of rising interest rates and higher inflation during the reporting period. An underweight to data centers also contributed as these stocks underperformed due to investors rotating away from defensive stocks towards cyclical stocks
(particularly earlier in the reporting period), as well as supply chain concerns weighing on the sector’s performance.
An underweight to both malls and shopping centers was a top detractor, particularly an underweight to mall REIT, Simon Property Group.
Retailer investments performed better than expected during the year. The company’s guidance was raised above original expectations, which was supportive of its outperformance. Within apartments, performance was strong as fundamentals continued improving through the year with occupancy and pricing power back to pre-COVID levels. However, our portfolio’s overweight to coastal operators over Sunbelt markets was detractive as the surge in COVID cases in the second half of the year put pressure on coastal markets. An underweight to document storage company, Iron Mountain, was also detractive as the stock performed well from better than expected earnings results driven by outsized growth in the company’s emerging data center business and stable volumes in its legacy document storage business.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 40.44% 13.24% 12.77% 5/1/98
Class 2 Shares 40.04% 12.95% 12.49% 1/8/07

SAM Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The fund operates as funds of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds,
Inc., PVC, and Principal Exchange-Traded Funds ("underlying funds"). It generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund.
Relative to the benchmark, the fund's tactical allocation of overweight to equity, underweight to fixed income, and overweight to alternative
& specialty securities was the largest positive contributor to performance for the period. The fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the period. The fund's allocation to global real estate securities positively contributed to performance for the period.
The fund's allocation to emerging market equities, which underperformed their U.S. counterparts, was the largest detractor to performance for the period. Security selection in U.S. large cap growth equities hindered performance for the period. Security selection in U.S. large cap value equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 13.74% 10.69% 9.58% 6/3/97
Class 2 Shares 13.39% 10.40% 9.29% 11/6/01
**The Fund uses a blended benchmark, SAM Balanced Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Balanced Blended Index is composed of 45% Russell 3000® Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.

SAM Conservative Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The fund operates as a fund of funds. It generally invests between 40% and 80% of its assets in fixed-
income funds, and less than 40% in any one fixed-income fund. The fund generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
Relative to the benchmark, the fund's tactical allocation of a slight overweight to equity, underweight to fixed income, and overweight to alternative & specialty securities was the largest positive contributor to performance for the period. The fund's allocation to global real estate securities aided performance for the period. The fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, positively contributed to performance for the period.
The fund's allocation to emerging market equities, which underperformed their U.S. counterparts, was the largest detractor to performance for the period. Security selection in U.S. large cap growth equities hindered performance for the period. Security selection in U.S. large cap value equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 9.71% 8.43% 7.62% 4/23/98
Class 2 Shares 9.48% 8.15% 7.35% 11/6/01
**The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Conservative Balanced Blended Index is composed of 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, and 10% MSCI
EAFE Index NTR.

SAM Conservative Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The fund operates as a fund of funds. It generally invests between 0% and
40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund. The fund generally invests between 60% and 100%
of its assets in equity funds, and less than 40% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
Relative to the benchmark, the fund's tactical allocation of overweight to equity, underweight to fixed income, and overweight to alternative
& specialty securities was the largest positive contributor to performance for the period. The fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the period. The fund's allocation to global real estate securities positively contributed to performance for the period.
The fund's allocation to emerging market equities, which underperformed their U.S. counterparts, was the largest detractor to performance for the period. Security selection in U.S. large cap growth equities hindered performance for the period. Security selection in U.S. large cap value equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 17.75% 13.04% 11.42% 6/3/97
Class 2 Shares 17.44% 12.75% 11.13% 11/6/01
**The Fund uses a blended benchmark, SAM Conservative Growth Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Conservative Growth Blended Index is composed of 60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, and 20% MSCI
EAFE Index NTR.

SAM Flexible Income Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The fund operates as a fund of funds. It generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund. The fund generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund.
It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The fund's allocation to global real estate securities was the largest positive contributor to performance for the period. The fund's allocation to U.S. high yield securities, which outperformed core fixed income, aided performance for the period. The fund's allocation to preferred securities, which outperformed core fixed income, positively contributed to performance for the period.
Security selection in U.S. large cap value equities was the largest detractor to performance for the period. The fund's allocation to emerging market equities, which underperformed their U.S. counterparts, hindered performance for the period. Security selection in U.S. large cap growth equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 6.89% 6.65% 6.30% 9/9/97
Class 2 Shares 6.61% 6.39% 6.04% 11/6/01
**The Fund uses a blended benchmark, SAM Flexible Income Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Flexible Income Blended Index is composed of 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000®, and 5% MSCI EAFE Index
NTR.

SAM Strategic Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The fund operates as a fund of funds. It generally invests between 75% and
100% of its assets in equity funds, and less than 50% in any one equity fund. The fund invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
Relative to the benchmark, the fund's tactical allocation of neutral to equity, underweight to fixed income, and overweight to alternative &
specialty securities was the largest positive contributor to performance for the period. The fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the period. The fund's allocation in U.S. small cap equities, which posted double-digit returns, positively contributed to performance for the period.
Security selection in U.S. large cap growth equities was the largest detractor to performance for the period. The fund's allocation to emerging market equities, which underperformed their U.S. counterparts, hindered performance for the period. Security selection in U.S. large cap value equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 19.86% 14.51% 12.64% 6/3/97
Class 2 Shares 19.54% 14.23% 12.36% 11/6/01
**The Fund uses a blended benchmark, SAM Strategic Growth Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Strategic Growth Blended Index is composed of 70% Russell 3000® Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate
Bond Index.

Short-Term Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal. The fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated
BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of those selecting such investments, are of comparable quality. It invests in foreign securities.
During the past year issue selection in communications, energy, and consumer non-cyclical were the top contributors to performance.
This was followed by an out of benchmark allocation to student loan asset-backed securities, and issue selection in technology which also contributed to performance.
The bottom contributors to performance were out of benchmark allocations to agency commercial mortgage-backed securities, treasurys, auto backed asset-backed securities, and non-agency commercial mortgage-backed securities. An underweight to finance companies also detracted from performance.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -0.72% 2.13% 2.13% 1/12/94

SmallCap Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the
Russell 2000® Index.
Top contributors during the year included SiTime, a provider of silicone-based timing devices, which benefitted from market share gains and improved pricing related to their ability to provide an uninterrupted supply of its silicon-based timing devices compared to competitors’
quartz-based timing devices that have encountered supply constraints. Atkore, a manufacturer of electrical products, reported better-than-
expected quarterly earnings and raised guidance amid strong pricing and volume growth across most product categories. Sprout Social, a software platform that enables companies to efficiently manage their social media presence, performed well amid the broadening of customer use cases beyond social media management and into marketing, sales, customer service, product development and e-commerce. Beauty
Health, an aesthetics-focused organization led by its flagship offering HydraFacial, outperformed following better-than-expected global demand for its service, despite ongoing regional pressures from COVID. Bed Bath & Beyond, a home goods retailer, outperformed amid investor interest in companies with high short interest and depressed valuations.
Top detractors during the year included Vroom, an e-commerce platform for buying and selling used cars, reported disappointing quarterly results and near-term outlook amid volatile used car market dynamics, operational bottlenecks, and heightened investment spending. Denali
Therapeutics, a biotechnology company focused on developing therapies for neurodegenerative diseases, underperformed after significant strength in 2020 amid a lack of value creating catalysts in the near term. Nevro, a medical diagnostics focused company specializing in spinal cord stimulation treatments for various types of pain, underperformed amid disappointing results as COVID related headwinds continued
to weigh on timing of patient and physician decision making and trialing utilization. Array Technologies, a leading manufacturer of ground mounting equipment for large scale solar energy projects, sharply underperformed following management’s suspension of guidance given the steep rise in steel prices. The company is unable to fully pass through these rising prices under existing contracts. Iovance, a biotechnology company developing innovative Tumor Infiltrating Lymphocyte treatments for various cancer indications, underperformed after significant strength in 2020 and sustained uncertainty regarding alignment with FDA on the potency assay, a gating factor to filing for commercial approval.
Value of a $10,000 Investment* December 31, 2011 - December 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares 20.12% 13.47% 14.65% 5/1/98 –
Class 2 Shares 19.86% 13.18% 14.37% 2/17/15 5/1/98
***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Investment in securities--at cost ..........................................................
$ 12,008 $ 2,795,558 $ 236,927
Investment in affiliated securities--at cost ................................................
$ 30 $ 285,079 $ 11,178
Assets
Investment in securities--at value  .......................................................... $ 13,490 $ 2,862,916
(a)
$ 240,910
(a)
Investment in affiliated securities--at value ................................................. 30 285,079 11,178
Cash ......................................................................................... – – 22
Deposits with counterparty .................................................................. – – 9
Receivables:
Dividends and interest ................................................................. 3 12,931 1,509
Expense reimbursement from Manager ............................................... 2 – –
Fund shares sold ....................................................................... 19 838 1,386
Investment securities sold ............................................................. – 24,588 1,330
Variation margin on futures ........................................................... – – 5
Prepaid expenses ............................................................................ – – 3
Total Assets   13,544 3,186,352 256,352
Liabilities
Accrued management and investment advisory fees ........................................ 8 348 93
Accrued distribution fees .................................................................... 3 – –
Accrued service fees ........................................................................ 2 – –
Accrued chief compliance officer fees ...................................................... – 1 –
Accrued directors' expenses ................................................................. – 12 –
Accrued professional fees ................................................................... 5 – –
Accrued other expenses ..................................................................... 1 13 –
Payables:
Fund shares redeemed ................................................................. 8 7,891 55
Investment securities purchased ...................................................... 2 265,210 19,677
Variation margin on futures ........................................................... – – 2
Variation margin on swaps ............................................................ – – 1
Collateral obligation on securities loaned, at value ......................................... – 12,269 142
Total Liabilities   29 285,744 19,970
Net Assets Applicable to Outstanding Shares ............................................
$ 13,515 $ 2,900,608 $ 236,382
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 12,020 $ 2,780,575 $ 224,852
Total distributable earnings (accumulated loss) ............................................. 1,495 120,033 11,530
Total Net Assets
$ 13,515 $ 2,900,608 $ 236,382
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... N/A $ 2,900,608 $ 236,382
Shares issued and outstanding ........................................................ 269,547 20,595
Net Asset Value per share .............................................................
$ 10.76 $ 11.48
Class 3 : Net Assets .......................................................................... $ 13,515 N/A N/A
Shares issued and outstanding ........................................................ 1,055
Net Asset Value per share .............................................................
$ 12.81
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Account
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 30,788
Investment in affiliated securities--at cost ................................................
$ 696,618 $ 147,727 $ 180,569
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 32,548
Investment in affiliated securities--at value ................................................. 1,005,498 184,122 197,363
Receivables:
Fund shares sold ....................................................................... 23 254 –
Investment securities sold ............................................................. 2,142 – 147
Total Assets   1,007,663 184,376 230,058
Liabilities
Accrued management and investment advisory fees ........................................ 42 8 23
Accrued distribution fees .................................................................... 204 39 48
Accrued directors' expenses ................................................................. 4 1 1
Accrued other expenses ..................................................................... 4 3 4
Payables:
Fund shares redeemed ................................................................. 2,165 76 184
Investment securities purchased ...................................................... – 178 –
Total Liabilities   2,419 305 260
Net Assets Applicable to Outstanding Shares ............................................
$ 1,005,244 $ 184,071 $ 229,798
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 604,956 $ 131,884 $ 195,238
Total distributable earnings (accumulated loss) ............................................. 400,288 52,187 34,560
Total Net Assets
$ 1,005,244 $ 184,071 $ 229,798
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 650,000 400,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 41,982 N/A N/A
Shares issued and outstanding ........................................................ 2,318
Net Asset Value per share .............................................................
$ 18.11
Class 2 : Net Assets .......................................................................... $ 962,935 $ 184,060 $ 229,787
Shares issued and outstanding ........................................................ 53,065 12,754 17,320
Net Asset Value per share .............................................................
$ 18.15 $ 14.43 $ 13.27
Class 3 : Net Assets .......................................................................... $ 327 $ 11 $ 11
Shares issued and outstanding ........................................................ 18 1 1
Net Asset Value per share .............................................................
$ 18.04 $ 14.38 $ 13.23

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 154,306
Investment in affiliated securities--at cost ................................................
$ 2,596,865 $ 295,993 $ 986,978
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 157,774
Investment in affiliated securities--at value ................................................. 3,975,483 389,028 1,120,697
Receivables:
Dividends and interest ................................................................. 1 – –
Investment securities sold ............................................................. 12,879 1,622 3,713
Total Assets   3,988,363 390,650 1,282,184
Liabilities
Accrued management and investment advisory fees ........................................ 168 16 128
Accrued distribution fees .................................................................... 839 83 267
Accrued directors' expenses ................................................................. 16 1 4
Accrued other expenses ..................................................................... 5 4 4
Payables:
Fund shares redeemed ................................................................. 12,879 1,622 4,641
Total Liabilities   13,907 1,726 5,044
Net Assets Applicable to Outstanding Shares ............................................
$ 3,974,456 $ 388,924 $ 1,277,140
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,238,662 $ 260,299 $ 1,040,149
Total distributable earnings (accumulated loss) ............................................. 1,735,794 128,625 236,991
Total Net Assets
$ 3,974,456 $ 388,924 $ 1,277,140
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 500,000 400,000 400,000
Net Asset Value Per Share:
Class 2 : Net Assets .......................................................................... $ 3,974,179 $ 388,912 $ 1,277,128
Shares issued and outstanding ........................................................ 183,288 24,840 90,777
Net Asset Value per share .............................................................
$ 21.68 $ 15.66 $ 14.07
Class 3 : Net Assets .......................................................................... $ 277 $ 12 $ 12
Shares issued and outstanding ........................................................ 13 1 1
Net Asset Value per share .............................................................
$ 21.60 $ 15.59 $ 14.03

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ..........................................................
$ – $ 217,803 $ 340,220
Investment in affiliated securities--at cost ................................................
$ 267,185 $ 115 $ 11,037
Foreign currency--at cost ..................................................................
$ – $ 8 $ –
Assets
Investment in securities--at value  .......................................................... $ – $ 300,482
(a)
$ 745,531
(a)
Investment in affiliated securities--at value ................................................. 326,851 115 11,037
Foreign currency--at value .................................................................. – 8 –
Cash ......................................................................................... – – 38
Receivables:
Dividends and interest ................................................................. – 767 1,478
Fund shares sold ....................................................................... 1,165 281 329
Total Assets   328,016 301,653 758,413
Liabilities
Accrued management and investment advisory fees ........................................ 14 211 296
Accrued distribution fees .................................................................... 69 – 11
Accrued directors' expenses ................................................................. 1 1 3
Accrued foreign tax ......................................................................... – 259 –
Accrued other expenses ..................................................................... 3 24 22
Payables:
Fund shares redeemed ................................................................. 13 94 2,562
Investment securities purchased ...................................................... 1,152 – –
Collateral obligation on securities loaned, at value ......................................... – 1,638 23
Total Liabilities   1,252 2,227 2,917
Net Assets Applicable to Outstanding Shares ............................................
$ 326,764 $ 299,426 $ 755,496
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 247,445 $ 191,424 $ 256,072
Total distributable earnings (accumulated loss) ............................................. 79,319 108,002 499,424
Total Net Assets
$ 326,764 $ 299,426 $ 755,496
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 250,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... N/A $ 299,426 $ 701,625
Shares issued and outstanding ........................................................ 15,622 20,487
Net Asset Value per share .............................................................
$ 19.17 $ 34.25
Class 2 : Net Assets .......................................................................... $ 325,983 N/A $ 53,723
Shares issued and outstanding ........................................................ 21,435 1,586
Net Asset Value per share .............................................................
$ 15.21 $ 33.87
Class 3 : Net Assets .......................................................................... $ 781 N/A $ 148
Shares issued and outstanding ........................................................ 52 4
Net Asset Value per share .............................................................
$ 15.15 $ 34.10
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Account
International Emerging
Markets Account
LargeCap Growth
Account I
Investment in securities--at cost ..........................................................
$ 236,911 $ 70,576 $ 385,750
Investment in affiliated securities--at cost ................................................
$ 17,990 $ 1,835 $ 14,583
Foreign currency--at cost ..................................................................
$ – $ 372 $ –
Assets
Investment in securities--at value  .......................................................... $ 236,264 $ 89,406
(a)
$ 697,976
(a)
Investment in affiliated securities--at value ................................................. 17,990 1,835 14,583
Foreign currency--at value .................................................................. – 374 –
Cash ......................................................................................... 2 – –
Deposits with counterparty .................................................................. 164 – 265
Receivables:
Dividends and interest ................................................................. 467 159 76
Expense reimbursement from Manager ............................................... – – 10
Fund shares sold ....................................................................... 467 51 481
Investment securities sold ............................................................. 4,089 1 404
Variation margin on futures ........................................................... 18 – –
Total Assets   259,461 91,826 713,795
Liabilities
Accrued management and investment advisory fees ........................................ 80 84 399
Accrued directors' expenses ................................................................. 1 – 2
Accrued foreign tax ......................................................................... – 463 –
Accrued other expenses ..................................................................... 6 7 3
Payables:
Fund shares redeemed ................................................................. 53 82 197
Investment securities purchased ...................................................... 61,538 – 328
Variation margin on futures ........................................................... 6 – 16
Collateral obligation on securities loaned, at value ......................................... – 375 6,194
Total Liabilities   61,684 1,011 7,139
Net Assets Applicable to Outstanding Shares ............................................
$ 197,777 $ 90,815 $ 706,656
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 205,771 $ 64,108 $ 335,996
Total distributable earnings (accumulated loss) ............................................. (7,994) 26,707 370,660
Total Net Assets
$ 197,777 $ 90,815 $ 706,656
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 197,777 $ 90,815 $ 706,656
Shares issued and outstanding ........................................................ 20,862 4,617 13,464
Net Asset Value per share .............................................................
$ 9.48 $ 19.67 $ 52.48
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Investment in securities--at cost ..........................................................
$ 1,440,422 $ 109,663 $ 391,756
Investment in affiliated securities--at cost ................................................
$ 91,329 $ 16,905 $ 1,988
Assets
Investment in securities--at value  .......................................................... $ 3,124,035 $ 224,059 $ 750,355
Investment in affiliated securities--at value ................................................. 91,329 16,905 1,988
Cash ......................................................................................... 19 1 121
Receivables:
Dividends and interest ................................................................. 1,889 136 78
Fund shares sold ....................................................................... 993 62 42
Total Assets   3,218,265 241,163 752,584
Liabilities
Accrued management and investment advisory fees ........................................ 671 90 317
Accrued distribution fees .................................................................... 9 – 8
Accrued directors' expenses ................................................................. 12 1 3
Accrued other expenses ..................................................................... 15 8 4
Payables:
Fund shares redeemed ................................................................. 8,046 730 1,108
Investment securities purchased ...................................................... – – 1,245
Options and swaptions contracts written  (premiums received $0, $1, 782 and $0 ) ... – 421 –
Variation margin on futures ........................................................... 263 18 –
Total Liabilities   9,016 1,268 2,685
Net Assets Applicable to Outstanding Shares ............................................
$ 3,209,249 $ 239,895 $ 749,899
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,212,893 $ 117,403 $ 327,288
Total distributable earnings (accumulated loss) ............................................. 1,996,356 122,492 422,611
Total Net Assets
$ 3,209,249 $ 239,895 $ 749,899
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 100,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 3,162,615 $ 239,895 $ 711,126
Shares issued and outstanding ........................................................ 123,878 12,719 9,512
Net Asset Value per share .............................................................
$ 25.53 $ 18.86 $ 74.76
Class 2 : Net Assets .......................................................................... $ 46,634 N/A $ 38,773
Shares issued and outstanding ........................................................ 1,856 525
Net Asset Value per share .............................................................
$ 25.13 $ 73.89

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Principal LifeTime 2010
Account
Principal LifeTime 2020
Account
Investment in securities--at cost ..........................................................
$ 83,869 $ – $ –
Investment in affiliated securities--at cost ................................................
$ 1,996 $ 34,231 $ 170,058
Assets
Investment in securities--at value  .......................................................... $ 193,372 $ – $ –
Investment in affiliated securities--at value ................................................. 1,996 37,301 196,338
Receivables:
Dividends and interest ................................................................. 131 31 144
Fund shares sold ....................................................................... 48 27 54
Investment securities sold ............................................................. – 148 247
Total Assets   195,547 37,507 196,783
Liabilities
Accrued management and investment advisory fees ........................................ 102 – –
Accrued distribution fees .................................................................... 7 – –
Accrued directors' expenses ................................................................. 1 – 1
Accrued other expenses ..................................................................... 5 3 4
Payables:
Fund shares redeemed ................................................................. 1,185 175 300
Investment securities purchased ...................................................... – 32 144
Total Liabilities   1,300 210 449
Net Assets Applicable to Outstanding Shares ............................................
$ 194,247 $ 37,297 $ 196,334
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 64,802 $ 31,813 $ 153,584
Total distributable earnings (accumulated loss) ............................................. 129,445 5,484 42,750
Total Net Assets
$ 194,247 $ 37,297 $ 196,334
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 100,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 163,159 $ 37,297 $ 196,334
Shares issued and outstanding ........................................................ 3,896 2,782 12,926
Net Asset Value per share .............................................................
$ 41.87 $ 13.41 $ 15.19
Class 2 : Net Assets .......................................................................... $ 31,088 N/A N/A
Shares issued and outstanding ........................................................ 754
Net Asset Value per share .............................................................
$ 41.19

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2030
Account
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Investment in affiliated securities--at cost ................................................
$ 220,871 $ 110,727 $ 56,505
Assets
Investment in affiliated securities--at value ................................................. $ 262,869 $ 134,176 $ 68,531
Receivables:
Dividends and interest ................................................................. 159 33 2
Fund shares sold ....................................................................... 360 49 124
Investment securities sold ............................................................. – 418 –
Total Assets   263,388 134,676 68,657
Liabilities
Accrued directors' expenses ................................................................. 1 – –
Accrued other expenses ..................................................................... 4 4 4
Payables:
Fund shares redeemed ................................................................. 217 468 2
Investment securities purchased ...................................................... 302 32 124
Total Liabilities   524 504 130
Net Assets Applicable to Outstanding Shares ............................................
$ 262,864 $ 134,172 $ 68,527
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 198,371 $ 98,521 $ 49,753
Total distributable earnings (accumulated loss) ............................................. 64,493 35,651 18,774
Total Net Assets
$ 262,864 $ 134,172 $ 68,527
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 262,864 $ 134,172 $ 68,527
Shares issued and outstanding ........................................................ 16,848 6,729 3,496
Net Asset Value per share .............................................................
$ 15.60 $ 19.94 $ 19.60

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2060
Account
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 119,513
Investment in affiliated securities--at cost ................................................
$ 14,723 $ 28,163 $ 2,129
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 184,152
Investment in affiliated securities--at value ................................................. 17,284 30,133 2,129
Receivables:
Dividends and interest ................................................................. – 26 620
Fund shares sold ....................................................................... 10 15 29
Investment securities sold ............................................................. 85 6 –
Total Assets   17,379 30,180 186,930
Liabilities
Accrued management and investment advisory fees ........................................ – – 123
Accrued distribution fees .................................................................... – – 2
Accrued professional fees ................................................................... – 4 –
Accrued other expenses ..................................................................... 3 – 4
Payables:
Fund shares redeemed ................................................................. 95 21 136
Investment securities purchased ...................................................... 1 26 93
Total Liabilities   99 51 358
Net Assets Applicable to Outstanding Shares ............................................
$ 17,280 $ 30,129 $ 186,572
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 13,143 $ 26,172 $ 109,594
Total distributable earnings (accumulated loss) ............................................. 4,137 3,957 76,978
Total Net Assets
$ 17,280 $ 30,129 $ 186,572
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 100,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 17,280 $ 30,129 $ 174,922
Shares issued and outstanding ........................................................ 919 2,387 7,048
Net Asset Value per share .............................................................
$ 18.81 $ 12.62 $ 24.82
Class 2 : Net Assets .......................................................................... N/A N/A $ 11,650
Shares issued and outstanding ........................................................ 469
Net Asset Value per share .............................................................
$ 24.86

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Investment in affiliated securities--at cost ................................................
$ 575,740 $ 171,766 $ 317,495
Assets
Investment in affiliated securities--at value ................................................. $ 744,468 $ 203,593 $ 434,457
Receivables:
Dividends and interest ................................................................. 921 238 542
Fund shares sold ....................................................................... 116 167 129
Investment securities sold ............................................................. 400 – 198
Total Assets   745,905 203,998 435,326
Liabilities
Accrued management and investment advisory fees ........................................ 141 39 82
Accrued distribution fees .................................................................... 33 7 40
Accrued directors' expenses ................................................................. 3 1 1
Accrued other expenses ..................................................................... 4 4 4
Payables:
Fund shares redeemed ................................................................. 516 127 327
Investment securities purchased ...................................................... 264 164 45
Total Liabilities   961 342 499
Net Assets Applicable to Outstanding Shares ............................................
$ 744,944 $ 203,656 $ 434,827
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 481,626 $ 152,269 $ 271,292
Total distributable earnings (accumulated loss) ............................................. 263,318 51,387 163,535
Total Net Assets
$ 744,944 $ 203,656 $ 434,827
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 588,703 $ 169,338 $ 242,713
Shares issued and outstanding ........................................................ 32,514 12,442 9,780
Net Asset Value per share .............................................................
$ 18.11 $ 13.61 $ 24.82
Class 2 : Net Assets .......................................................................... $ 156,241 $ 34,318 $ 192,114
Shares issued and outstanding ........................................................ 8,756 2,561 7,877
Net Asset Value per share .............................................................
$ 17.84 $ 13.40 $ 24.39

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Short-Term Income
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 136,768
Investment in affiliated securities--at cost ................................................
$ 177,905 $ 320,211 $ 1,991
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 136,808
(a)
Investment in affiliated securities--at value ................................................. 193,752 428,639 1,991
Deposits with counterparty .................................................................. – – 14
Receivables:
Dividends and interest ................................................................. 247 436 438
Fund shares sold ....................................................................... 432 112 1,898
Investment securities sold ............................................................. – 66 –
Total Assets   194,431 429,253 141,149
Liabilities
Accrued management and investment advisory fees ........................................ 37 80 53
Accrued distribution fees .................................................................... 9 43 –
Accrued directors' expenses ................................................................. 1 1 1
Accrued other expenses ..................................................................... 4 4 7
Payables:
Fund shares redeemed ................................................................. 13 178 8
Investment securities purchased ...................................................... 515 – 250
Variation margin on futures ........................................................... – – 1
Collateral obligation on securities loaned, at value ......................................... – – 297
Total Liabilities   579 306 617
Net Assets Applicable to Outstanding Shares ............................................
$ 193,852 $ 428,947 $ 140,532
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 162,054 $ 276,654 $ 138,688
Total distributable earnings (accumulated loss) ............................................. 31,798 152,293 1,844
Total Net Assets
$ 193,852 $ 428,947 $ 140,532
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 148,266 $ 223,578 $ 140,532
Shares issued and outstanding ........................................................ 11,261 7,960 55,481
Net Asset Value per share .............................................................
$ 13.17 $ 28.09 $ 2.53
Class 2 : Net Assets .......................................................................... $ 45,586 $ 205,369 N/A
Shares issued and outstanding ........................................................ 3,507 7,435
Net Asset Value per share .............................................................
$ 13.00 $ 27.62
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts SmallCap Account
Investment in securities--at cost ......................................................................................................................
$ 164,697
Investment in affiliated securities--at cost ............................................................................................................
$ 7,998
Assets
Investment in securities--at value  ...................................................................................................................... $ 223,655
(a)
Investment in affiliated securities--at value ............................................................................................................. 7,998
Cash ..................................................................................................................................................... 16
Receivables:
Dividends and interest ............................................................................................................................. 142
Fund shares sold ................................................................................................................................... 367
Unrealized gain on unfunded commitments ...................................................................................................... 75
Total Assets   232,253
Liabilities
Accrued management and investment advisory fees .................................................................................................... 153
Accrued distribution fees ................................................................................................................................ 2
Accrued directors' expenses ............................................................................................................................. 1
Accrued other expenses ................................................................................................................................. 4
Payables:
Fund shares redeemed ............................................................................................................................. 66
Collateral obligation on securities loaned, at value ..................................................................................................... 7,640
Total Liabilities   7,866
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 224,387
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 133,694
Total distributable earnings (accumulated loss) ......................................................................................................... 90,693
Total Net Assets
$ 224,387
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ...................................................................................................................................... $ 213,890
Shares issued and outstanding .................................................................................................................... 10,667
Net Asset Value per share .........................................................................................................................
$ 20.05
Class 2 : Net Assets ...................................................................................................................................... $ 10,497
Shares issued and outstanding .................................................................................................................... 527
Net Asset Value per share .........................................................................................................................
$ 19.93
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2021

See accompanying notes.
Amounts in thousands Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Net Investment Income (Loss)
Income:
Dividends ...................................................................................... $ 34 $ 473 $ 374
Withholding tax ............................................................................... (1) – –
Interest ......................................................................................... – 48,667 5,787
Securities lending - net ........................................................................ – 100 98
Total Income 33 49,240 6,259
Expenses:
Management and investment advisory fees ................................................... 47 3,993 1,117
Distribution fees - Class 3 ..................................................................... 20 N/A N/A
Administration service fees - Class 3 ......................................................... 12 N/A N/A
Chief compliance officer expenses ............................................................ – 3 –
Custodian fees ................................................................................. 3 36 18
Directors' expenses ............................................................................ 2 57 7
Professional fees .............................................................................. 8 4 4
Other expenses ................................................................................ – 12 2
Total Gross Expenses 92 4,105 1,148
Less: Reimbursement from Manager - Class 3 ............................................... 10 N/A N/A
Total Net Expenses 82 4,105 1,148
Net Investment Income (Loss) (49) 45,135 5,111
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and swap agreements
Net realized gain (loss) from:
Investment transactions ....................................................................... 152 10,041 3,292
Futures contracts .............................................................................. – – 64
Swap agreements .............................................................................. – – 3
Change in unrealized appreciation/depreciation of:
Investments .................................................................................... 1,312 (104,415) (9,785)
Futures contracts .............................................................................. – – 19
Swap agreements .............................................................................. – – (6)
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and swap agreements 1,464 (94,374) (6,413)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,415 $ (49,239) $ (1,302)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2021

See accompanying notes.
Amounts in thousands
Diversified
Balanced Account
Diversified
Balanced Managed
Volatility Account
Diversified
Balanced Volatility
Control Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 20,672 $ 4,731 $ 3,782
Dividends .................................................................................. – – 482
Total Income 20,672 4,731 4,264
Expenses:
Management and investment advisory fees ............................................... 509 93 250
Distribution fees - Class 2 ................................................................. 2,443 465 521
Distribution fees - Class 3 ................................................................. – – –
Administration service fees - Class 3 ..................................................... – – –
Chief compliance officer expenses ........................................................ 1 – –
Custodian fees ............................................................................. – – 1
Directors' expenses ........................................................................ 22 6 6
Professional fees .......................................................................... 3 3 3
Other expenses ............................................................................ 4 1 1
Total Expenses 2,982 568 782
Net Investment Income (Loss) 17,690 4,163 3,482
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... 6 – 8,451
Investment transactions in affiliated securities ............................................ 48,810 5,209 345
Capital gain distribution received from affiliated securities .............................. 34,302 6,482 4,016
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – – 408
Investments in affiliated securities ........................................................ 3,843 1,776 3,201
Net Realized and Unrealized Gain (Loss) on investments 86,961 13,467 16,421
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 104,651 $ 17,630 $ 19,903

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2021

See accompanying notes.
Amounts in thousands
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 80,724 $ 10,497 $ 21,011
Dividends .................................................................................. – – 2,513
Interest ..................................................................................... – – 2
Total Income 80,724 10,497 23,526
Expenses:
Management and investment advisory fees ............................................... 1,974 195 1,369
Distribution fees - Class 2 ................................................................. 9,868 973 2,852
Distribution fees - Class 3 ................................................................. – – –
Administration service fees - Class 3 ..................................................... – – –
Chief compliance officer expenses ........................................................ 4 – 1
Custodian fees ............................................................................. – – 1
Directors' expenses ........................................................................ 75 10 21
Professional fees .......................................................................... 2 3 3
Other expenses ............................................................................ 16 2 6
Total Expenses 11,939 1,183 4,253
Net Investment Income (Loss) 68,785 9,314 19,273
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... – – 47,825
Investment transactions in affiliated securities ............................................ 145,745 11,496 1,286
Capital gain distribution received from affiliated securities .............................. 170,784 17,342 33,457
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – – (1,384)
Investments in affiliated securities ........................................................ 157,988 11,557 45,676
Net Realized and Unrealized Gain (Loss) on investments 474,517 40,395 126,860
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 543,302 $ 49,709 $ 146,133

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2021

See accompanying notes.
Amounts in thousands
Diversified Income
Account
Diversified
International
Account
Equity Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 6,770 $ – $ –
Dividends .................................................................................. – 7,960 17,140
Withholding tax ........................................................................... – (773) (480)
Interest ..................................................................................... – – 1
Securities lending - net .................................................................... – 33 52
Total Income 6,770 7,220 16,713
Expenses:
Management and investment advisory fees ............................................... 165 2,546 3,535
Distribution fees - Class 2 ................................................................. 824 N/A 108
Distribution fees - Class 3 ................................................................. 1 N/A –
Administration service fees - Class 3 ..................................................... 1 N/A –
Chief compliance officer expenses ........................................................ – – 1
Custodian fees ............................................................................. – 120 15
Directors' expenses ........................................................................ 9 7 15
Professional fees .......................................................................... 2 20 2
Other expenses ............................................................................ 1 23 3
Total Expenses 1,003 2,716 3,679
Net Investment Income (Loss) 5,767 4,504 13,034
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ................................................................... – 26,320 89,817
Investment transactions in affiliated securities ............................................ 5,931 – –
Foreign currency transactions ............................................................. – (172) –
Capital gain distribution received from affiliated securities .............................. 8,141 – –
Change in unrealized appreciation/depreciation of:
Investments  (net of foreign taxes of $ 0 , $ 259 and $ 0 , respectively) ...................... – (2,843) 53,748
Investments in affiliated securities ........................................................ 2,165 – –
Translation of assets and liabilities in foreign currencies ................................. – (21) –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 16,237 23,284 143,565
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 22,004 $ 27,788 $ 156,599

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2021

See accompanying notes.
Amounts in thousands
Government &
High Quality Bond
Account
International
Emerging Markets
Account
LargeCap Growth
Account I
Net Investment Income (Loss)
Income:
Dividends .................................................................................. $ – $ 2,362 $ 2,683
Withholding tax ........................................................................... – (239) (22)
Interest ..................................................................................... 1,794 – –
Securities lending - net .................................................................... – 3 22
Total Income 1,794 2,126 2,683
Expenses:
Management and investment advisory fees ............................................... 977 1,069 4,507
Chief compliance officer expenses ........................................................ – – 1
Custodian fees ............................................................................. 5 57 16
Directors' expenses ........................................................................ 6 4 14
Professional fees .......................................................................... 4 12 2
Other expenses ............................................................................ 1 – 3
Total Gross Expenses 993 1,142 4,543
Less: Reimbursement from Manager ..................................................... – – 107
Total Net Expenses 993 1,142 4,436
Net Investment Income (Loss) 801 984 (1,753)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... 173 7,114 69,844
Foreign currency transactions ............................................................. – (106) –
Futures contracts .......................................................................... 660 – 853
Change in unrealized appreciation/depreciation of:
Investments  (net of foreign taxes of $ 0 , $ 463 and $ 0 , respectively) ...................... (4,227) (7,255) 61,829
Futures contracts .......................................................................... 27 – 52
Translation of assets and liabilities in foreign currencies ................................. – 10 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts (3,367) (237) 132,578
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (2,566) $ 747 $ 130,825

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2021

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Net Investment Income (Loss)
Income:
Dividends .................................................................................. $ 42,218 $ 3,138 $ 3,650
Withholding tax ........................................................................... (6) – (139)
Interest ..................................................................................... 2 – –
Securities lending - net .................................................................... 20 1 1
Total Income 42,234 3,139 3,512
Expenses:
Management and investment advisory fees ............................................... 7,719 1,085 3,532
Distribution fees - Class 2 ................................................................. 94 N/A 78
Chief compliance officer expenses ........................................................ 3 – 1
Custodian fees ............................................................................. 14 14 4
Directors' expenses ........................................................................ 58 7 14
Professional fees .......................................................................... 2 2 1
Other expenses ............................................................................ 45 3 3
Total Expenses 7,935 1,111 3,633
Net Investment Income (Loss) 34,299 2,028 (121)
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................... 336,996 20,105 70,194
Futures contracts .......................................................................... 9,852 835 –
Options and swaptions .................................................................... – 5,971 –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 388,017 25,180 83,393
Futures contracts .......................................................................... 1,798 122 –
Options and swaptions .................................................................... – 804 –
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and options and swaptions 736,663 53,017 153,587
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 770,962 $ 55,045 $ 153,466

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2021

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Principal LifeTime
2010 Account
Principal LifeTime
2020 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ – $ 1,027 $ 5,380
Dividends .................................................................................. 2,465 – –
Withholding tax ........................................................................... (19) – –
Total Income 2,446 1,027 5,380
Expenses:
Management and investment advisory fees ............................................... 1,124 – –
Distribution fees - Class 2 ................................................................. 62 N/A N/A
Custodian fees ............................................................................. 4 – –
Directors' expenses ........................................................................ 6 3 6
Professional fees .......................................................................... 1 2 3
Other expenses ............................................................................ 1 – –
Total Expenses 1,198 5 9
Net Investment Income (Loss) 1,248 1,022 5,371
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ................................................................... 21,704 – –
Investment transactions in affiliated securities ............................................ – 510 5,253
Foreign currency transactions ............................................................. (4) – –
Capital gain distribution received from affiliated securities .............................. – 931 6,200
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 21,069 – –
Investments in affiliated securities ........................................................ – (386) 442
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 42,769 1,055 11,895
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 44,017 $ 2,077 $ 17,266

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2021

See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Account
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 6,909 $ 3,946 $ 2,080
Total Income 6,909 3,946 2,080
Expenses:
Directors' expenses ........................................................................ 7 5 3
Professional fees .......................................................................... 4 2 2
Total Expenses 11 7 5
Net Investment Income (Loss) 6,898 3,939 2,075
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ 5,309 769 287
Capital gain distribution received from affiliated securities .............................. 10,676 7,582 4,435
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 6,546 4,896 2,429
Net Realized and Unrealized Gain (Loss) on investments 22,531 13,247 7,151
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 29,429 $ 17,186 $ 9,226

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2021

See accompanying notes.
Amounts in thousands
Principal LifeTime
2060 Account
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 504 $ 883 $ –
Dividends .................................................................................. – – 3,300
Total Income 504 883 3,300
Expenses:
Management and investment advisory fees ............................................... – – 1,296
Distribution fees - Class 2 ................................................................. N/A N/A 22
Custodian fees ............................................................................. – – 3
Directors' expenses ........................................................................ 3 3 5
Professional fees .......................................................................... 2 2 1
Other expenses ............................................................................ – – 1
Total Expenses 5 5 1,328
Net Investment Income (Loss) 499 878 1,972
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... – – 12,636
Investment transactions in affiliated securities ............................................ 40 379 –
Capital gain distribution received from affiliated securities .............................. 1,102 762 –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – – 39,587
Investments in affiliated securities ........................................................ 718 (641) –
Net Realized and Unrealized Gain (Loss) on investments 1,860 500 52,223
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,359 $ 1,378 $ 54,195

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2021

See accompanying notes.
Amounts in thousands
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 16,470 $ 4,803 $ 8,820
Total Income 16,470 4,803 8,820
Expenses:
Management and investment advisory fees ............................................... 1,660 457 944
Distribution fees - Class 2 ................................................................. 364 80 447
Chief compliance officer expenses ........................................................ 1 – –
Directors' expenses ........................................................................ 16 6 10
Professional fees .......................................................................... 2 2 2
Other expenses ............................................................................ 3 1 2
Total Expenses 2,046 546 1,405
Net Investment Income (Loss) 14,424 4,257 7,415
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... 2 – –
Investment transactions in affiliated securities ............................................ 69,687 13,569 28,967
Capital gain distribution received from affiliated securities .............................. 18,099 3,299 13,938
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ (8,821) (2,486) 16,534
Net Realized and Unrealized Gain (Loss) on investments 78,967 14,382 59,439
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 93,391 $ 18,639 $ 66,854

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2021

See accompanying notes.
Amounts in thousands
SAM Flexible
Income Portfolio
SAM Strategic
Growth Portfolio
Short-Term Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 5,062 $ 8,801 $ –
Interest ..................................................................................... – – 2,308
Securities lending - net .................................................................... – – 2
Total Income 5,062 8,801 2,310
Expenses:
Management and investment advisory fees ............................................... 427 895 670
Distribution fees - Class 2 ................................................................. 99 471 N/A
Custodian fees ............................................................................. – – 12
Directors' expenses ........................................................................ 6 10 5
Professional fees .......................................................................... 3 2 4
Other expenses ............................................................................ 1 2 1
Total Expenses 536 1,380 692
Net Investment Income (Loss) 4,526 7,421 1,618
Net Realized and Unrealized Gain (Loss) on investments and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... – – 110
Investment transactions in affiliated securities ............................................ 11,330 21,965 –
Futures contracts .......................................................................... – – 88
Capital gain distribution received from affiliated securities .............................. 1,718 17,919 –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – – (2,813)
Investments in affiliated securities ........................................................ (5,173) 22,379 –
Futures contracts .......................................................................... – – 4
Net Realized and Unrealized Gain (Loss) on investments and futures contracts 7,875 62,263 (2,611)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 12,401 $ 69,684 $ (993)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2021

See accompanying notes.
Amounts in thousands SmallCap Account
Net Investment Income (Loss)
Income:
Dividends ........................................................................................................................................... $ 1,697
Withholding tax .................................................................................................................................... (12)
Securities lending - net ............................................................................................................................. 77
Total Income 1,762
Expenses:
Management and investment advisory fees ........................................................................................................ 1,850
Distribution fees - Class 2 .......................................................................................................................... 24
Custodian fees ...................................................................................................................................... 6
Directors' expenses ................................................................................................................................. 7
Professional fees ................................................................................................................................... 1
Other expenses ..................................................................................................................................... 1
Total Expenses 1,889
Net Investment Income (Loss) (127)
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................ 35,323
Change in unrealized appreciation/depreciation of:
Investments ......................................................................................................................................... 5,193
Net Realized and Unrealized Gain (Loss) on investments 40,516
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 40,389

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Blue Chip Account Bond Market Index Account
Year Ended
December 31,
2021
Period Ended
December 31,
2020
(a)
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ (49) $ (2) $ 45,135 $ 51,808
Net realized gain (loss) on investments .................................................................. 152 2 10,041 34,032
Change in unrealized appreciation/depreciation of investments ......................................... 1,312 170 (104,415) 87,025
Net Increase (Decrease) in Net Assets Resulting from Operations 1,415 170 (49,239) 172,865
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. N/A N/A (65,097) (66,635)
Class 3 .............................................................................................. (90) – N/A N/A
Total Dividends and Distributions (90) – (65,097) (66,635)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. N/A N/A 547,705 731,232
Class 3 .............................................................................................. 7,278 5,000 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. N/A N/A 65,097 66,635
Class 3 .............................................................................................. 90 – N/A N/A
Dollars redeemed:
Class 1 .............................................................................................. N/A N/A (333,117) (708,298)
Class 3 .............................................................................................. (348) – N/A N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions 7,020 5,000 279,685 89,569
Total Increase (Decrease) 8,345 5,170 165,349 195,799
Net Assets
Beginning of period ...................................................................................... 5,170 – 2,735,259 2,539,460
End of period ............................................................................................
$ 13,515 $ 5,170 $ 2,900,608 $ 2,735,259
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. N/A N/A 50,001 65,182
Class 3 .............................................................................................. 575 500 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. N/A N/A 5,983 5,971
Class 3 .............................................................................................. 7 – N/A N/A
Shares redeemed:
Class 1 .............................................................................................. N/A N/A (30,507) (63,937)
Class 3 .............................................................................................. (27) – N/A N/A
Net Increase (Decrease) ..................................................................................
555 500 25,477 7,216
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Account Diversified Balanced Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(a)
Operations
Net investment income (loss) ............................................................................ $ 5,111 $ 4,918 $ 17,690 $ 19,207
Net realized gain (loss) on investments , futures contracts and swap agreements ....................... 3,359 10,718 83,118 59,571
Change in unrealized appreciation/depreciation of investments , futures contracts and swap agreements ............................................................................................... (9,772) 7,744 3,843 37,371
Net Increase (Decrease) in Net Assets Resulting from Operations (1,302) 23,380 104,651 116,149
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (12,230) (9,503) (3,051) (2,241)
Class 2 .............................................................................................. N/A N/A (68,811) (52,088)
Class 3 .............................................................................................. N/A N/A (7) –
Total Dividends and Distributions (12,230) (9,503) (71,869) (54,329)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 29,658 59,751 1,245 1,819
Class 2 .............................................................................................. N/A N/A 11,560 6,443
Class 3 .............................................................................................. N/A N/A 314 10
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 12,230 9,503 3,051 2,241
Class 2 .............................................................................................. N/A N/A 68,811 52,088
Class 3 .............................................................................................. N/A N/A 7 –
Dollars redeemed:
Class 1 .............................................................................................. (47,930) (80,049) (4,144) (6,732)
Class 2 .............................................................................................. N/A N/A (128,657) (126,371)
Class 3 .............................................................................................. N/A N/A (1) –
Net Increase (Decrease) in Net Assets from Capital Share Transactions (6,042) (10,795) (47,814) (70,502)
Total Increase (Decrease) (19,574) 3,082 (15,032) (8,682)
Net Assets
Beginning of period ...................................................................................... 255,956 252,874 1,020,276 1,028,958
End of period ............................................................................................
$ 236,382 $ 255,956 $ 1,005,244 $ 1,020,276
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 2,504 4,979 68 113
Class 2 .............................................................................................. N/A N/A 634 387
Class 3 .............................................................................................. N/A N/A 17 1
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 1,057 795 172 137
Class 2 .............................................................................................. N/A N/A 3,872 3,184
Class 3 .............................................................................................. N/A N/A – –
Shares redeemed:
Class 1 .............................................................................................. (4,025) (6,709) (227) (408)
Class 2 .............................................................................................. N/A N/A (7,075) (7,660)
Class 3 .............................................................................................. N/A N/A – –
Net Increase (Decrease) ..................................................................................
(464) (935) (2,539) (4,246)
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Balanced Managed
Volatility Account
Diversified Balanced Volatility
Control Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(a)
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(a)
Operations
Net investment income (loss) ............................................................................ $ 4,163 $ 3,179 $ 3,482 $ 2,771
Net realized gain (loss) on investments .................................................................. 11,691 3,997 12,812 3,221
Change in unrealized appreciation/depreciation of investments ......................................... 1,776 12,698 3,609 8,635
Net Increase (Decrease) in Net Assets Resulting from Operations 17,630 19,874 19,903 14,627
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. (7,203) (9,814) (6,085) (4,487)
Class 3 .............................................................................................. (1) – – –
Total Dividends and Distributions (7,204) (9,814) (6,085) (4,487)
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 11,475 9,530 32,617 30,906
Class 3 .............................................................................................. – 10 – 10
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 7,203 9,814 6,085 4,487
Class 3 .............................................................................................. 1 – – –
Dollars redeemed:
Class 2 .............................................................................................. (30,183) (20,500) (7,201) (6,435)
Class 3 .............................................................................................. – – – –
Net Increase (Decrease) in Net Assets from Capital Share Transactions (11,504) (1,146) 31,501 28,968
Total Increase (Decrease) (1,078) 8,914 45,319 39,108
Net Assets
Beginning of period ...................................................................................... 185,149 176,235 184,479 145,371
End of period ............................................................................................
$ 184,071 $ 185,149 $ 229,798 $ 184,479
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 805 739 2,530 2,639
Class 3 .............................................................................................. – 1 – 1
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 509 771 468 384
Class 3 .............................................................................................. – – – –
Shares redeemed:
Class 2 .............................................................................................. (2,121) (1,602) (559) (553)
Class 3 .............................................................................................. – – – –
Net Increase (Decrease) ..................................................................................
(807) (91) 2,439 2,471
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Growth Account
Diversified Growth Managed
Volatility Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(a)
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(a)
Operations
Net investment income (loss) ............................................................................ $ 68,785 $ 68,287 $ 9,314 $ 6,062
Net realized gain (loss) on investments .................................................................. 316,529 201,785 28,838 9,139
Change in unrealized appreciation/depreciation of investments ......................................... 157,988 201,145 11,557 29,119
Net Increase (Decrease) in Net Assets Resulting from Operations 543,302 471,217 49,709 44,320
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. (250,728) (190,828) (15,269) (22,413)
Class 3 .............................................................................................. (1) – – –
Total Dividends and Distributions (250,729) (190,828) (15,269) (22,413)
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 29,205 17,827 14,028 13,484
Class 3 .............................................................................................. 257 10 1 10
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 250,728 190,828 15,269 22,413
Class 3 .............................................................................................. 1 – – –
Dollars redeemed:
Class 2 .............................................................................................. (451,399) (408,107) (53,062) (33,253)
Class 3 .............................................................................................. (1) – – –
Net Increase (Decrease) in Net Assets from Capital Share Transactions (171,209) (199,442) (23,764) 2,654
Total Increase (Decrease) 121,364 80,947 10,676 24,561
Net Assets
Beginning of period ...................................................................................... 3,853,092 3,772,145 378,248 353,687
End of period ............................................................................................
$ 3,974,456 $ 3,853,092 $ 388,924 $ 378,248
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 1,372 966 929 1,020
Class 3 .............................................................................................. 12 1 – 1
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 11,911 10,405 1,002 1,709
Class 3 .............................................................................................. – – – –
Shares redeemed:
Class 2 .............................................................................................. (21,202) (22,032) (3,481) (2,480)
Class 3 .............................................................................................. – – – –
Net Increase (Decrease) ..................................................................................
(7,907) (10,660) (1,550) 250
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Growth Volatility
Control Account Diversified Income Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(a)
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(a)
Operations
Net investment income (loss) ............................................................................ $ 19,273 $ 13,788 $ 5,767 $ 6,093
Net realized gain (loss) on investments .................................................................. 82,568 15,480 14,072 7,377
Change in unrealized appreciation/depreciation of investments ......................................... 44,292 53,997 2,165 18,607
Net Increase (Decrease) in Net Assets Resulting from Operations 146,133 83,265 22,004 32,077
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. (31,026) (26,804) (13,513) (10,799)
Class 3 .............................................................................................. – – (31) –
Total Dividends and Distributions (31,026) (26,804) (13,544) 10,799
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 158,445 158,414 50,123 60,558
Class 3 .............................................................................................. – 10 769 10
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 31,026 26,804 13,513 10,799
Class 3 .............................................................................................. – – 31 –
Dollars redeemed:
Class 2 .............................................................................................. (23,023) (11,521) (69,652) (48,998)
Class 3 .............................................................................................. – – (15) –
Net Increase (Decrease) in Net Assets from Capital Share Transactions 166,448 173,707 (5,231) (22,369)
Total Increase (Decrease) 281,555 230,168 3,229 43,647
Net Assets
Beginning of period ...................................................................................... 995,585 765,417 323,535 279,888
End of period ............................................................................................
$ 1,277,140 $ 995,585 $ 326,764 $ 323,535
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 11,705 13,413 3,308 4,296
Class 3 .............................................................................................. – 1 50 1
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 2,268 2,277 899 768
Class 3 .............................................................................................. – – 2 –
Shares redeemed:
Class 2 .............................................................................................. (1,701) (960) (4,598) (3,488)
Class 3 .............................................................................................. – – (1) –
Net Increase (Decrease) ..................................................................................
12,272 14,731 (340) 1,577
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified International
Account Equity Income Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(a)
Operations
Net investment income (loss) ............................................................................ $ 4,504 $ 2,924 $ 13,034 $ 15,088
Net realized gain (loss) on investments and foreign currencies ......................................... 26,148 2,355 89,817 3,936
Change in unrealized appreciation/depreciation of investments ......................................... (2,864) 35,065 53,748 28,636
Net Increase (Decrease) in Net Assets Resulting from Operations 27,788 40,344 156,599 47,660
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (5,303) (6,493) (13,771) (33,840)
Class 2 .............................................................................................. N/A N/A (875) (1,309)
Class 3 .............................................................................................. N/A N/A (1) –
Total Dividends and Distributions (5,303) (6,493) (14,647) (35,149)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 17,997 23,408 42,546 69,175
Class 2 .............................................................................................. N/A N/A 15,172 5,224
Class 3 .............................................................................................. N/A N/A 174 10
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 5,303 6,493 13,771 33,840
Class 2 .............................................................................................. N/A N/A 875 1,309
Class 3 .............................................................................................. N/A N/A 1 –
Dollars redeemed:
Class 1 .............................................................................................. (38,085) (38,794) (245,030) (100,507)
Class 2 .............................................................................................. N/A N/A (3,764) (4,904)
Class 3 .............................................................................................. N/A N/A (44) –
Net Increase (Decrease) in Net Assets from Capital Share Transactions (14,785) (8,893) (176,299) 4,147
Total Increase (Decrease) 7,700 24,958 (34,347) 16,658
Net Assets
Beginning of period ...................................................................................... 291,726 266,768 789,843 773,185
End of period ............................................................................................
$ 299,426 $ 291,726 $ 755,496 $ 789,843
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 955 1,592 1,340 2,814
Class 2 .............................................................................................. N/A N/A 477 205
Class 3 .............................................................................................. N/A N/A 5 –
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 274 429 426 1,364
Class 2 .............................................................................................. N/A N/A 27 53
Class 3 .............................................................................................. N/A N/A – –
Shares redeemed:
Class 1 .............................................................................................. (2,021) (2,591) (7,761) (3,991)
Class 2 .............................................................................................. N/A N/A (119) (197)
Class 3 .............................................................................................. N/A N/A (1) –
Net Increase (Decrease) ..................................................................................
(792) (570) (5,606) 248
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Government & High Quality
Bond Account
International Emerging
Markets Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 801 $ 2,928 $ 984 $ 575
Net realized gain (loss) on investments , foreign currencies and futures contracts ...................... 833 1,550 7,008 1,801
Change in unrealized appreciation/depreciation of investments and futures contracts .................. (4,200) 2,307 (7,245) 12,316
Net Increase (Decrease) in Net Assets Resulting from Operations (2,566) 6,785 747 14,692
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (4,266) (5,987) (1,851) (1,960)
Total Dividends and Distributions (4,266) (5,987) (1,851) (1,960)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 35,129 48,406 10,524 6,687
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 4,266 5,987 1,851 1,960
Dollars redeemed:
Class 1 .............................................................................................. (62,782) (68,527) (14,295) (17,269)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (23,387) (14,134) (1,920) (8,622)
Total Increase (Decrease) (30,219) (13,336) (3,024) 4,110
Net Assets
Beginning of period ...................................................................................... 227,996 241,332 93,839 89,729
End of period ............................................................................................
$ 197,777 $ 227,996 $ 90,815 $ 93,839
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 3,648 4,870 504 403
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 445 610 90 117
Shares redeemed:
Class 1 .............................................................................................. (6,431) (6,882) (684) (1,050)
Net Increase (Decrease) ..................................................................................
(2,338) (1,402) (90) (530)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Account I
LargeCap S&P 500 Index
Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ (1,753) $ (766) $ 34,299 $ 42,203
Net realized gain (loss) on investments and futures contracts ........................................... 70,697 89,670 346,848 305,143
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 61,881 81,761 389,815 151,298
Net Increase (Decrease) in Net Assets Resulting from Operations 130,825 170,665 770,962 498,644
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (78,910) (32,044) (289,214) (209,074)
Class 2 .............................................................................................. N/A N/A (3,863) (1,726)
Total Dividends and Distributions (78,910) (32,044) (293,077) (210,800)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 49,902 76,419 138,939 412,611
Class 2 .............................................................................................. N/A N/A 13,085 10,151
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 78,910 32,044 289,214 209,074
Class 2 .............................................................................................. N/A N/A 3,863 1,726
Dollars redeemed:
Class 1 .............................................................................................. (86,428) (137,380) (630,975) (707,658)
Class 2 .............................................................................................. N/A N/A (3,405) (2,283)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 42,384 (28,917) (189,279) (76,379)
Total Increase (Decrease) 94,299 109,704 288,606 211,465
Net Assets
Beginning of period ...................................................................................... 612,357 502,653 2,920,643 2,709,178
End of period ............................................................................................
$ 706,656 $ 612,357 $ 3,209,249 $ 2,920,643
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 962 1,875 5,730 23,526
Class 2 .............................................................................................. N/A N/A 556 525
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 1,526 747 12,121 10,760
Class 2 .............................................................................................. N/A N/A 165 90
Shares redeemed:
Class 1 .............................................................................................. (1,661) (3,339) (25,846) (35,841)
Class 2 .............................................................................................. N/A N/A (149) (124)
Net Increase (Decrease) ..................................................................................
827 (717) (7,423) (1,064)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Managed
Volatility Index Account MidCap Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 2,028 $ 2,849 $ (121) $ 712
Net realized gain (loss) on investments , futures contracts and options and swaptions .................. 26,911 14,091 70,194 52,550
Change in unrealized appreciation/depreciation of investments , futures contracts and options and swaptions ................................................................................................. 26,106 20,710 83,393 44,805
Net Increase (Decrease) in Net Assets Resulting from Operations 55,045 37,650 153,466 98,067
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (26,835) (8,348) (42,787) (55,618)
Class 2 .............................................................................................. N/A N/A (2,139) (2,129)
Total Dividends and Distributions (26,835) (8,348) (44,926) (57,747)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 9,025 28,455 42,968 16,217
Class 2 .............................................................................................. N/A N/A 8,836 3,754
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 26,835 8,348 42,787 55,618
Class 2 .............................................................................................. N/A N/A 2,139 2,129
Dollars redeemed:
Class 1 .............................................................................................. (59,287) (48,772) (82,470) (94,297)
Class 2 .............................................................................................. N/A N/A (2,638) (2,666)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (23,427) (11,969) 11,622 (19,245)
Total Increase (Decrease) 4,783 17,333 120,162 21,075
Net Assets
Beginning of period ...................................................................................... 235,112 217,779 629,737 608,662
End of period ............................................................................................
$ 239,895 $ 235,112 $ 749,899 $ 629,737
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 492 2,164 601 298
Class 2 .............................................................................................. N/A N/A 126 66
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 1,513 552 610 1,013
Class 2 .............................................................................................. N/A N/A 31 39
Shares redeemed:
Class 1 .............................................................................................. (3,199) (3,262) (1,183) (1,635)
Class 2 .............................................................................................. N/A N/A (39) (48)
Net Increase (Decrease) ..................................................................................
(1,194) (546) 146 (267)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal Capital Appreciation
Account
Principal LifeTime 2010
Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 1,248 $ 1,495 $ 1,022 $ 627
Net realized gain (loss) on investments and foreign currencies ......................................... 21,700 7,923 1,441 1,964
Change in unrealized appreciation/depreciation of investments ......................................... 21,069 16,879 (386) 993
Net Increase (Decrease) in Net Assets Resulting from Operations 44,017 26,297 2,077 3,584
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (7,194) (8,219) (2,606) (1,397)
Class 2 .............................................................................................. (1,221) (845) N/A N/A
Total Dividends and Distributions (8,415) (9,064) (2,606) (1,397)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 4,872 5,155 7,457 13,158
Class 2 .............................................................................................. 8,993 4,919 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 7,194 8,219 2,606 1,397
Class 2 .............................................................................................. 1,221 845 N/A N/A
Dollars redeemed:
Class 1 .............................................................................................. (26,775) (25,015) (8,061) (12,417)
Class 2 .............................................................................................. (2,574) (2,405) N/A N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions (7,069) (8,282) 2,002 2,138
Total Increase (Decrease) 28,533 8,951 1,473 4,325
Net Assets
Beginning of period ...................................................................................... 165,714 156,763 35,824 31,499
End of period ............................................................................................
$ 194,247 $ 165,714 $ 37,297 $ 35,824
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 125 179 538 1,023
Class 2 .............................................................................................. 241 159 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 184 269 195 108
Class 2 .............................................................................................. 32 28 N/A N/A
Shares redeemed:
Class 1 .............................................................................................. (699) (824) (587) (965)
Class 2 .............................................................................................. (71) (81) N/A N/A
Net Increase (Decrease) ..................................................................................
(188) (270) 146 166

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 5,371 $ 3,226 $ 6,898 $ 3,386
Net realized gain (loss) on investments .................................................................. 11,453 10,967 15,985 8,619
Change in unrealized appreciation/depreciation of investments ......................................... 442 5,602 6,546 16,183
Net Increase (Decrease) in Net Assets Resulting from Operations 17,266 19,795 29,429 28,188
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (14,360) (7,874) (12,163) (7,444)
Total Dividends and Distributions (14,360) (7,874) (12,163) (7,444)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 26,050 41,931 49,164 60,753
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 14,360 7,874 12,163 7,444
Dollars redeemed:
Class 1 .............................................................................................. (41,149) (58,034) (44,020) (42,822)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (739) (8,229) 17,307 25,375
Total Increase (Decrease) 2,167 3,692 34,573 46,119
Net Assets
Beginning of period ...................................................................................... 194,167 190,475 228,291 182,172
End of period ............................................................................................
$ 196,334 $ 194,167 $ 262,864 $ 228,291
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,689 2,969 3,203 4,701
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 954 569 792 570
Shares redeemed:
Class 1 .............................................................................................. (2,674) (4,285) (2,883) (3,418)
Net Increase (Decrease) ..................................................................................
(31) (747) 1,112 1,853

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 3,939 $ 1,600 $ 2,075 $ 709
Net realized gain (loss) on investments .................................................................. 8,351 4,034 4,722 1,976
Change in unrealized appreciation/depreciation of investments ......................................... 4,896 9,163 2,429 4,442
Net Increase (Decrease) in Net Assets Resulting from Operations 17,186 14,797 9,226 7,127
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (5,654) (3,620) (2,689) (1,684)
Total Dividends and Distributions (5,654) (3,620) (2,689) (1,684)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 28,876 23,228 21,207 9,945
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 5,654 3,620 2,689 1,684
Dollars redeemed:
Class 1 .............................................................................................. (19,027) (16,293) (11,685) (6,174)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 15,503 10,555 12,211 5,455
Total Increase (Decrease) 27,035 21,732 18,748 10,898
Net Assets
Beginning of period ...................................................................................... 107,137 85,405 49,779 38,881
End of period ............................................................................................
$ 134,172 $ 107,137 $ 68,527 $ 49,779
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,495 1,475 1,120 656
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 289 227 140 111
Shares redeemed:
Class 1 .............................................................................................. (979) (1,044) (614) (412)
Net Increase (Decrease) ..................................................................................
805 658 646 355

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime 2060
Account
Principal LifeTime Strategic
Income Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 499 $ 154 $ 878 $ 576
Net realized gain (loss) on investments .................................................................. 1,142 316 1,141 1,263
Change in unrealized appreciation/depreciation of investments ......................................... 718 1,132 (641) 900
Net Increase (Decrease) in Net Assets Resulting from Operations 2,359 1,602 1,378 2,739
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (526) (346) (1,855) (686)
Total Dividends and Distributions (526) (346) (1,855) (686)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 6,857 5,470 5,995 13,699
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 526 346 1,855 686
Dollars redeemed:
Class 1 .............................................................................................. (3,404) (3,735) (8,269) (11,692)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 3,979 2,081 (419) 2,693
Total Increase (Decrease) 5,812 3,337 (896) 4,746
Net Assets
Beginning of period ...................................................................................... 11,468 8,131 31,025 26,279
End of period ............................................................................................
$ 17,280 $ 11,468 $ 30,129 $ 31,025
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 383 395 467 1,125
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 29 24 147 56
Shares redeemed:
Class 1 .............................................................................................. (189) (277) (644) (968)
Net Increase (Decrease) ..................................................................................
223 142 (30) 213

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Account SAM Balanced Portfolio
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 1,972 $ 2,591 $ 14,424 $ 11,114
Net realized gain (loss) on investments .................................................................. 12,636 9,588 87,788 15,288
Change in unrealized appreciation/depreciation of investments ......................................... 39,587 (19,045) (8,821) 42,753
Net Increase (Decrease) in Net Assets Resulting from Operations 54,195 (6,866) 93,391 69,155
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (12,078) (10,113) (21,306) (28,428)
Class 2 .............................................................................................. (701) (471) (5,166) (6,281)
Total Dividends and Distributions (12,779) (10,584) (26,472) (34,709)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 21,019 14,394 20,819 15,889
Class 2 .............................................................................................. 2,630 2,633 14,289 12,156
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 12,078 10,113 21,306 28,428
Class 2 .............................................................................................. 701 471 5,166 6,281
Dollars redeemed:
Class 1 .............................................................................................. (26,908) (33,684) (76,310) (77,946)
Class 2 .............................................................................................. (946) (1,825) (10,232) (15,097)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 8,574 (7,898) (24,962) (30,289)
Total Increase (Decrease) 49,990 (25,348) 41,957 4,157
Net Assets
Beginning of period ...................................................................................... 136,582 161,930 702,987 698,830
End of period ............................................................................................
$ 186,572 $ 136,582 $ 744,944 $ 702,987
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 955 757 1,185 1,033
Class 2 .............................................................................................. 117 136 817 811
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 535 571 1,200 1,893
Class 2 .............................................................................................. 31 27 295 424
Shares redeemed:
Class 1 .............................................................................................. (1,224) (1,781) (4,324) (5,156)
Class 2 .............................................................................................. (43) (94) (594) (1,001)
Net Increase (Decrease) ..................................................................................
371 (384) (1,421) (1,996)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
SAM Conservative Balanced
Portfolio
SAM Conservative Growth
Portfolio
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 4,257 $ 3,643 $ 7,415 $ 4,716
Net realized gain (loss) on investments .................................................................. 16,868 2,428 42,905 7,957
Change in unrealized appreciation/depreciation of investments ......................................... (2,486) 10,081 16,534 30,555
Net Increase (Decrease) in Net Assets Resulting from Operations 18,639 16,152 66,854 43,228
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (5,275) (6,527) (7,539) (7,057)
Class 2 .............................................................................................. (980) (1,120) (5,513) (4,603)
Total Dividends and Distributions (6,255) (7,647) (13,052) (11,660)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 14,199 10,993 17,827 15,388
Class 2 .............................................................................................. 6,406 6,465 13,856 10,170
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 5,275 6,527 7,539 7,057
Class 2 .............................................................................................. 980 1,120 5,513 4,603
Dollars redeemed:
Class 1 .............................................................................................. (25,083) (24,358) (39,869) (28,311)
Class 2 .............................................................................................. (5,094) (4,138) (8,456) (12,707)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (3,317) (3,391) (3,590) (3,800)
Total Increase (Decrease) 9,067 5,114 50,212 27,768
Net Assets
Beginning of period ...................................................................................... 194,589 189,475 384,615 356,847
End of period ............................................................................................
$ 203,656 $ 194,589 $ 434,827 $ 384,615
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,072 905 756 809
Class 2 .............................................................................................. 487 542 597 541
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 392 548 312 365
Class 2 .............................................................................................. 74 95 232 242
Shares redeemed:
Class 1 .............................................................................................. (1,870) (2,063) (1,678) (1,484)
Class 2 .............................................................................................. (393) (354) (362) (682)
Net Increase (Decrease) ..................................................................................
(238) (327) (143) (209)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio SAM Strategic Growth Portfolio
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 4,526 $ 4,396 $ 7,421 $ 3,541
Net realized gain (loss) on investments .................................................................. 13,048 2,977 39,884 8,211
Change in unrealized appreciation/depreciation of investments ......................................... (5,173) 4,312 22,379 35,189
Net Increase (Decrease) in Net Assets Resulting from Operations 12,401 11,685 69,684 46,941
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (5,721) (7,314) (6,518) (6,858)
Class 2 .............................................................................................. (1,591) (1,558) (5,802) (5,802)
Total Dividends and Distributions (7,312) (8,872) (12,320) (12,660)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 14,388 12,405 20,247 17,678
Class 2 .............................................................................................. 14,144 7,059 15,072 10,818
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 5,721 7,314 6,518 6,858
Class 2 .............................................................................................. 1,591 1,558 5,802 5,802
Dollars redeemed:
Class 1 .............................................................................................. (25,468) (30,419) (21,478) (23,845)
Class 2 .............................................................................................. (5,875) (5,053) (10,188) (11,395)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 4,501 (7,136) 15,973 5,916
Total Increase (Decrease) 9,590 (4,323) 73,337 40,197
Net Assets
Beginning of period ...................................................................................... 184,262 188,585 355,610 315,413
End of period ............................................................................................
$ 193,852 $ 184,262 $ 428,947 $ 355,610
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,101 1,003 758 858
Class 2 .............................................................................................. 1,082 577 566 543
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 437 601 239 327
Class 2 .............................................................................................. 123 129 216 281
Shares redeemed:
Class 1 .............................................................................................. (1,944) (2,490) (811) (1,170)
Class 2 .............................................................................................. (453) (415) (391) (555)
Net Increase (Decrease) ..................................................................................
346 (595) 577 284

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Account SmallCap Account
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 1,618 $ 2,255 $ (127) $ 397
Net realized gain (loss) on investments and futures contracts ........................................... 198 1,329 35,323 8,395
Change in unrealized appreciation/depreciation of investments and futures contracts .................. (2,809) 1,248 5,193 28,277
Net Increase (Decrease) in Net Assets Resulting from Operations (993) 4,832 40,389 37,069
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (2,932) (3,166) (7,164) (12,854)
Class 2 .............................................................................................. N/A N/A (318) (488)
Total Dividends and Distributions (2,932) (3,166) (7,482) (13,342)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 34,540 76,173 17,504 11,103
Class 2 .............................................................................................. N/A N/A 1,948 1,429
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 2,932 3,166 7,164 12,854
Class 2 .............................................................................................. N/A N/A 318 488
Dollars redeemed:
Class 1 .............................................................................................. (50,034) (54,838) (38,216) (35,244)
Class 2 .............................................................................................. N/A N/A (1,500) (1,358)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (12,562) 24,501 (12,782) (10,728)
Total Increase (Decrease) (16,487) 26,167 20,125 12,999
Net Assets
Beginning of period ...................................................................................... 157,019 130,852 204,262 191,263
End of period ............................................................................................
$ 140,532 $ 157,019 $ 224,387 $ 204,262
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 13,394 29,351 883 841
Class 2 .............................................................................................. N/A N/A 98 102
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 1,150 1,223 360 965
Class 2 .............................................................................................. N/A N/A 16 37
Shares redeemed:
Class 1 .............................................................................................. (19,407) (21,193) (1,926) (2,487)
Class 2 .............................................................................................. N/A N/A (77) (96)
Net Increase (Decrease) ..................................................................................
(4,863) 9,381 (646) (638)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)
as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility
Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income
Account, Government & High Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap
S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account,
Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account,
Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities
Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income
Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account and SmallCap Account, series of the Fund, (known as the “Funds”), are presented herein. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal
LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income
Account are referred to collectively as the “Principal LifeTime Funds”. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio,
SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to three classes of shares: Class 1, Class 2, and Class 3.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective December 9, 2020, the initial purchase of $5,000,000 of Class 3 shares of Blue Chip Account was made by Principal Financial
Services, Inc.
Effective December 9, 2020, the initial purchases of $10,000 of Class 3 shares of the following Funds were made by the Principal Global
Investors, LLC (“Manager”).
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund, Principal Funds, Inc., and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account,
Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified
Income Account, Principal LifeTime Funds, and SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/
dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt
Diversified Balanced Account Diversified Growth Managed Volatility Account
Diversified Balanced Managed Volatility Account Diversified Growth Volatility Control Account
Diversified Balanced Volatility Control Account Diversified Income Account
Diversified Growth Account Equity Income Account

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of December
31, 2021:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments.
The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if
Diversified International Account
Euro 23.7%
Japanese Yen 16.1
British Pound Sterling 11.4
Swiss Franc 7.2
Canadian Dollar 5.5
International Emerging Markets Account
Hong Kong Dollar 25.7%
New Taiwan Dollar 15.6
Indian Rupee 14.8
South Korean Won 11.4
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding.
Distributions from Real Estate Investment Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund, Principal Funds, Inc. and other investment companies (collectively, "Underlying Funds") in which they invest.
Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the year ended December 31, 2021, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three fiscal years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any tax reclaims received are included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any accrued foreign tax liability is shown on the statements of assets and liabilities. As of December 31,
2021, Diversified International Account and International Emerging Markets Account had an accrued foreign tax liability of $259,000 and
$463,000, respectively.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the impact of the ASU over the period of time the ASU is effective.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Fund s and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate. The bank loan rate equals the higher of ( i ) the Federal Funds Rate or (ii) the LIBOR rate (or such successor if no longer available)
plus 1.25%. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings as of
December 31, 2021.
During the year ended December 31, 2021, Funds lending to the Facility were as follows (amounts in thousands):
During the year ended December 31, 2021, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $250 million, collectively, effective April 19, 2021. Prior to April 19, 2021, participants could borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-
term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .15%
(effective April 19, 2021 and thereafter) on the amount of the line of credit which is allocated to each participant based on average net assets.
Average Daily
Amount Loaned
Weighted Average
Annual Interest Rate
Blue Chip Account $ 1 0.70%
Bond Market Index Account 2,026 0.70
Core Plus Bond Account 100 0.70
Diversified Balanced Volatility Control Account 6 0.71
Diversified Growth Volatility Control Account 232 0.71
Diversified International Account 9 0.70
Equity Income Account 158 0.68
Government & High Quality Bond Account 56 0.69
International Emerging Markets Account 15 0.69
LargeCap Growth Account I 36 0.70
LargeCap S&P 500 Index Account 528 0.68
LargeCap S&P 500 Managed Volatility Index Account 66 0.70
MidCap Account 2 0.70
Principal Capital Appreciation Account 9 0.71
Real Estate Securities Account 2 0.71
Short-Term Income Account 28 0.70
SmallCap Account 18 0.70
Average Daily
Outstanding Balance
Weighted Average
Annual Interest Rate
Blue Chip Account $ — 0.70%
Diversified Balanced Volatility Control Account 66 0.70
Diversified Growth Volatility Control Account 289 0.69
Diversified International Account 20 0.71
International Emerging Markets Account — 0.62
LargeCap S&P 500 Index Account 158 0.70
MidCap Account 93 0.71
Real Estate Securities Account 14 0.67
Short-Term Income Account 2 0.70
SmallCap Account 2 0.61
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

Prior to April 19, 2021, the commitment fee was charged at an annual rate of .20%. The interest expense associated with these borrowings is included in other expenses on the statements of operations. During the year ended December 31, 2021, there were no borrowings against the line of credit.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of
CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant Master Netting Agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of December 31, 2021 , none of the Funds had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended December
31, 2021, none of the Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

As of December 31, 2021, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account. As of December 31, 2021, none of the Funds had deposits from counterparty.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Principal
LifeTime Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account, Government & High Quality Bond Account
and Short-Term Income Account. The notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds'
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Total Deposits
with Counterparty
Core Plus Bond Account $ — $ 1 $ 8 $ 9
Government & High Quality Bond Account 164 — — 164
LargeCap Growth Account I 265 — — 265
Short-Term Income Account 14 — — 14
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on TBA securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased.
The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the year, LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices based on securities in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund's exposure to the underlying instrument.
Purchasing put options tends to decrease a fund's exposure to the underlying instrument. A fund pays a premium which is included on the fund's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option.
Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at  year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end , the commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31, 2021, the Funds had unfunded commitments in connection with PIPEs as follows (amounts in thousands).
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Unfunded Commitment Net Unrealized Gain/(Loss)
SmallCap Account $ 2,064 $ 75
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted on the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.
Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the
Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the
Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. Unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31, 2021 , the Funds had no unfunded loan commitments.
Short Sales. Certain of the Funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
None of the Funds entered into short sales transactions during the year ended December 31, 2021.
Swap Agreements. Certain of the Funds may enter into swap agreements. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/
insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2021 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each of the Principal LifeTime Funds, SAM Portfolios, Diversified Balanced Account,
Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified
Growth Managed Volatility Account, Diversified Growth Volatility Control Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The
Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for Principal Funds, Inc. and Principal Exchange-Traded Funds can be found at www.principalfunds.com.
As of December 31, 2021, series of the Fund owned the following percentages, in aggregate, of the outstanding shares of the Funds listed below:
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 98.96%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares Owned
Equity Income Account 23.35%
Government & High Quality Bond Account 32.99
LargeCap S&P 500 Index Account 80.46
LargeCap S&P 500 Managed Volatility Index Account 100.00
MidCap Account 4.06
Asset Derivatives December 31, 2021 Liability Derivatives December 31, 2021
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 6
*
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 26
*
Payables, Total distributable earnings (accumulated loss)
$ 6
*
Total
$ 26
*
$ 12
*
Government & High Quality Bond Account
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 61
*
Payables, Total distributable earnings (accumulated loss)
$ 16
*
LargeCap Growth Account I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 64
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Account
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,798
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts Investment in securities—at value, Receivables, Total distributable earnings (accumulated loss)
$ 822
*
Payables, Total distributable earnings (accumulated loss)
$ 421
Short-Term Income Account
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 4
*
Payables, Total distributable earnings (accumulated loss)
$ —
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
December 31, 2021 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 3 $ (6)
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 64 $ 19
Total $ 67 $ 13
Government & High Quality Bond Account
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 660 $ 27
LargeCap Growth Account I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 853 $ 52
LargeCap S&P 500 Index Account
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 9,852 $ 1.798
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, and Options and
swaptions /Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ (991) $ 22
Short-Term Income Account
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 88 $ 4
Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 8,240
Interest Rate Contracts Futures - Long 4,671
Futures - Short 17,443
Government & High Quality Bond Account
Interest Rate Contracts Futures - Long 13,468
Futures - Short 7,405
LargeCap Growth Account I
Equity Contracts Futures - Long 3,310
LargeCap S&P 500 Index Account
Equity Contracts Futures - Long 49,838
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Futures - Long 3,735
Purchased Options 28
Written Options 28
Short-Term Income Account
Interest Rate Contracts Futures - Short 4,678
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 13,490 $ — $ — $ 13,490
Investment Companies 30 — — 30
Total investments in securities $ 13,520 $ — $ — $ 13,520
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Bond Market Index Account
Bonds* $ — $ 917,285 $ — $ 917,285
Investment Companies 304,867 — — 304,867
Municipal Bonds* — 17,102 — 17,102
U.S. Government & Government Agency Obligations* — 1,908,741 — 1,908,741
Total investments in securities $ 304,867 $ 2,843,128 $ — $ 3,147,995
Core Plus Bond Account
Bonds* — 136,473 7 136,480
Common Stocks
Energy — 234 — 234
Investment Companies 11,320 — — 11,320
Senior Floating Rate Interests* — 3,862 — 3,862
U.S. Government & Government Agency Obligations* — 100,192 — 100,192
Total investments in securities $ 11,320 $ 240,761 $ 7 $ 252,088
Derivative Assets
Interest Rate Contracts
Futures** 26 — — 26
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (6) — (6)
Interest Rate Contracts
Futures** (6) — — (6)
Diversified Balanced Account
Investment Companies 1,005,498 — — 1,005,498
Total investments in securities $ 1,005,498 $ — $ — $ 1,005,498
Diversified Balanced Managed Volatility Account
Investment Companies 184,122 — — 184,122
Total investments in securities $ 184,122 $ — $ — $ 184,122
Diversified Balanced Volatility Control Account
Investment Companies 229,911 — — 229,911
Total investments in securities $ 229,911 $ — $ — $ 229,911
Diversified Growth Account
Investment Companies 3,975,483 — — 3,975,483
Total investments in securities $ 3,975,483 $ — $ — $ 3,975,483
Diversified Growth Managed Volatility Account
Investment Companies 389,028 — — 389,028
Total investments in securities $ 389,028 $ — $ — $ 389,028
Diversified Growth Volatility Control Account
Investment Companies 1,278,471 — — 1,278,471
Total investments in securities $ 1,278,471 $ — $ — $ 1,278,471
Diversified Income Account
Investment Companies 326,851 — — 326,851
Total investments in securities $ 326,851 $ — $ — $ 326,851
Diversified International Account
Common Stocks
Basic Materials 3,176 9,936 — 13,112
Communications 3,293 7,976 — 11,269
Consumer, Cyclical 7,197 52,170 — 59,367
Consumer, Non-cyclical 3,114 50,065 — 53,179
Energy — 11,719 — 11,719
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Account
Financial $ 14,206 $ 47,226 $ — $ 61,432
Industrial 1,981 39,233 — 41,214
Technology 931 40,851 — 41,782
Utilities 1,236 4,534 — 5,770
Investment Companies 1,753 — — 1,753
Total investments in securities $ 36,887 $ 263,710 $ — $ 300,597
Equity Income Account
Common Stocks* 745,508 — — 745,508
Investment Companies 11,060 — — 11,060
Total investments in securities $ 756,568 $ — $ — $ 756,568
Government & High Quality Bond Account
Bonds* — 31,560 — 31,560
Investment Companies 17,990 — — 17,990
U.S. Government & Government Agency Obligations* — 204,704 — 204,704
Total investments in securities $ 17,990 $ 236,264 $ — $ 254,254
Derivative Assets
Interest Rate Contracts
Futures** 61 — — 61
Derivative Liabilities
Interest Rate Contracts
Futures** (16) — — (16)
International Emerging Markets Account
Common Stocks
Basic Materials — 3,417 — 3,417
Communications 2,255 10,203 — 12,458
Consumer, Cyclical 2,001 8,459 — 10,460
Consumer, Non-cyclical 1,695 7,261 — 8,956
Energy 1,090 4,448 — 5,538
Financial 1,948 15,546 — 17,494
Industrial 1,410 6,920 — 8,330
Technology 806 19,465 — 20,271
Utilities — 1,857 — 1,857
Investment Companies 2,210 — — 2,210
Preferred Stocks
Financial — 15 — 15
Technology — 235 — 235
Total investments in securities $ 13,415 $ 77,826 $ — $ 91,241
LargeCap Growth Account I
Common Stocks
Basic Materials 11,319 — — 11,319
Communications 165,730 — — 165,730
Consumer, Cyclical 65,167 — — 65,167
Consumer, Non-cyclical 156,304 — — 156,304
Energy 344 — — 344
Financial 36,373 — — 36,373
Industrial 24,728 — — 24,728
Technology 232,341 — 379 232,720
Utilities 19 — — 19
Convertible Preferred Stocks
Basic Materials — — 203 203
Consumer, Cyclical — — 229 229
Technology — — 694 694
Investment Companies 18,729 — — 18,729
Total investments in securities $ 711,054 $ — $ 1,505 $ 712,559
Derivative Assets
Equity Contracts
Futures** 64 — — 64
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Index Account
Common Stocks* $ 3,116,873 $ — $ — $ 3,116,873
Investment Companies 98,491 — — 98,491
Total investments in securities $ 3,215,364 $ — $ — $ 3,215,364
Derivative Assets
Equity Contracts
Futures** 2,798 — — 2,798
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 223,208 — — 223,208
Investment Companies 17,151 — — 17,151
Purchased Options 605 — — 605
Total investments in securities $ 240,964 $ — $ — $ 240,964
Derivative Assets
Equity Contracts
Futures** 217 — — 217
Derivative Liabilities
Equity Contracts
Written Options (421) — — (421)
MidCap Account
Common Stocks
Basic Materials 7,191 46 — 7,237
Communications 62,796 — — 62,796
Consumer, Cyclical 190,259 — — 190,259
Consumer, Non-cyclical 77,875 — — 77,875
Financial 171,211 — — 171,211
Industrial 97,112 — — 97,112
Technology 125,033 — — 125,033
Utilities 18,832 — — 18,832
Investment Companies 1,988 — — 1,988
Total investments in securities $ 752,297 $ 46 $ — $ 752,343
Principal Capital Appreciation Account
Common Stocks
Basic Materials 3,207 — — 3,207
Communications 24,660 — — 24,660
Consumer, Cyclical 24,202 — — 24,202
Consumer, Non-cyclical 33,226 — — 33,226
Energy 7,236 — — 7,236
Financial 31,349 — — 31,349
Industrial 11,936 2,074 — 14,010
Technology 50,946 — — 50,946
Utilities 4,536 — — 4,536
Investment Companies 1,996 — — 1,996
Total investments in securities $ 193,294 $ 2,074 $ — $ 195,368
Principal LifeTime 2010 Account
Investment Companies 37,301 — — 37,301
Total investments in securities $ 37,301 $ — $ — $ 37,301
Principal LifeTime 2020 Account
Investment Companies 196,338 — — 196,338
Total investments in securities $ 196,338 $ — $ — $ 196,338
Principal LifeTime 2030 Account
Investment Companies 262,869 — — 262,869
Total investments in securities $ 262,869 $ — $ — $ 262,869
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2040 Account
Investment Companies $ 134,176 $ — $ — $ 134,176
Total investments in securities $ 134,176 $ — $ — $ 134,176
Principal LifeTime 2050 Account
Investment Companies 68,531 — — 68,531
Total investments in securities $ 68,531 $ — $ — $ 68,531
Principal LifeTime 2060 Account
Investment Companies 17,284 — — 17,284
Total investments in securities $ 17,284 $ — $ — $ 17,284
Principal LifeTime Strategic Income Account
Investment Companies 30,133 — — 30,133
Total investments in securities $ 30,133 $ — $ — $ 30,133
Real Estate Securities Account
Common Stocks* 184,152 — — 184,152
Investment Companies 2,129 — — 2,129
Total investments in securities $ 186,281 $ — $ — $ 186,281
SAM Balanced Portfolio
Investment Companies 744,468 — — 744,468
Total investments in securities $ 744,468 $ — $ — $ 744,468
SAM Conservative Balanced Portfolio
Investment Companies 203,593 — — 203,593
Total investments in securities $ 203,593 $ — $ — $ 203,593
SAM Conservative Growth Portfolio
Investment Companies 434,457 — — 434,457
Total investments in securities $ 434,457 $ — $ — $ 434,457
SAM Flexible Income Portfolio
Investment Companies 193,752 — — 193,752
Total investments in securities $ 193,752 $ — $ — $ 193,752
SAM Strategic Growth Portfolio
Investment Companies 428,639 — — 428,639
Total investments in securities $ 428,639 $ — $ — $ 428,639
Short-Term Income Account
Bonds* — 129,463 — 129,463
Investment Companies 2,288 — — 2,288
U.S. Government & Government Agency Obligations* — 7,048 — 7,048
Total investments in securities $ 2,288 $ 136,511 $ — $ 138,799
Derivative Assets
Interest Rate Contracts
Futures** 4 — — 4
SmallCap Account
Common Stocks* 220,036 — — 220,036
Investment Companies 11,617 — — 11,617
Total investments in securities $ 231,653 $ — $ — $ 231,653
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

At the end of the year, there were no Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fee schedule for the SAM Portfolios is
.25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
The Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the fund's management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the
Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.
The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Equity Income Account .60 .55 .50 .45 .40
Government & High Quality Bond Account .50 .48 .46 .45 .44
LargeCap Growth Account I .80 .75 .70 .65 .60
MidCap Account .65 .60 .55 .50 .45
Real Estate Securities Account .83 .78 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Fund (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
International Emerging Markets Account 1.10 1.05 1.00 .95 .90
Net Assets of Fund (in millions)
First $500 Over $500
Blue Chip Account .60% .55%
Principal Capital Appreciation Account .625 .50
Short-Term Income Account .45 .39
All Net Assets
Bond Market Index Account .14%
Diversified Balanced Account .05
Diversified Balanced Managed Volatility Account .05
Diversified Balanced Volatility Control Account .12
Diversified Growth Account .05
Diversified Growth Managed Volatility Account .05
Diversified Growth Volatility Control Account .12
Diversified Income Account .05
LargeCap S&P 500 Index Account .25
LargeCap S&P 500 Managed Volatility Index Account .45
Period from January 1, 2021 through December 31, 2021
Expiration
LargeCap Growth Account I .016% April 30, 2022
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) attributable to Class 2 shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:
Distribution Fees. Class 2 and Class 3 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 and Class 3 shares of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Administration Service Fees. Class 3 shares of the Funds bear administration service fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 3 shares of each of the Funds. Administration fees are paid to Principal Shareholder Services,
Inc. (an affiliate of the Manager), the principal administrator of the Funds. The annual administration service fee rate is .15%.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Affiliated Ownership. At December 31, 2021, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal
Life Insurance Company (an affiliate of the Manager), Principal Financial Services, Inc. (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Period from January 1, 2021 through December 31, 2021
Class 1 Class 2 Class 3 Expiration
Blue Chip Account N/A N/A 1.05% April 30, 2022
Diversified Balanced Managed Volatility Account N/A .31% N/A April 30, 2022
International Emerging Markets Account 1.20% N/A N/A April 30, 2022
LargeCap Growth Account I .69 N/A N/A April 30, 2022
Principal LifeTime 2060 Account .10 N/A N/A April 30, 2022
Period from January 1, 2021 through December 31, 2021
Class 2
Diversified Income Account .31%
Class 1 Class 2 Class 3
Blue Chip Account N/A N/A 1,049
Bond Market Index Account 2,801 N/A N/A
Core Plus Bond Account 20,066 N/A N/A
Diversified Balanced Account 2,318 53,065 1
Diversified Balanced Managed Volatility Account N/A 12,754 1
Diversified Balanced Volatility Control Account N/A 17,320 1
Diversified Growth Account N/A 183,287 1
Diversified Growth Managed Volatility Account N/A 24,840 1
Diversified Growth Volatility Control Account N/A 90,776 1
Diversified Income Account N/A 21,436 —
Diversified International Account 15,425 N/A N/A
Equity Income Account 11,271 386 —
Government & High Quality Bond Account 13,599 N/A N/A
International Emerging Markets Account 4,617 N/A N/A
LargeCap Growth Account I 13,183 N/A N/A
LargeCap S&P 500 Index Account 22,714 1,856 N/A
MidCap Account 8,926 180 N/A
Principal Capital Appreciation Account 3,303 311 N/A
Principal LifeTime 2010 Account 2,782 N/A N/A
Principal LifeTime 2020 Account 12,926 N/A N/A
Principal LifeTime 2030 Account 16,848 N/A N/A
Principal LifeTime 2040 Account 6,729 N/A N/A
Principal LifeTime 2050 Account 3,496 N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

6. Investment Transactions
For the year ended December 31, 2021, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the year ended December 31, 2021, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
Class 1 Class 2 Class 3
Principal LifeTime 2060 Account 919 N/A N/A
Principal LifeTime Strategic Income Account 2,387 N/A N/A
Real Estate Securities Account 7,027 458 N/A
SAM Balanced Portfolio 30,238 2,176 N/A
SAM Conservative Balanced Portfolio 12,218 1,238 N/A
SAM Conservative Growth Portfolio 8,524 1,216 N/A
SAM Flexible Income Portfolio 10,843 2,550 N/A
SAM Strategic Growth Portfolio 7,588 846 N/A
Short-Term Income Account 54,633 N/A N/A
SmallCap Account 10,425 265 N/A
Purchases Sales
Blue Chip Account $ 7,845 $ 988
Bond Market Index Account 2,570,561 2,460,016
Core Plus Bond Account 270,340 302,331
Diversified Balanced Account 145,195 212,885
Diversified Balanced Managed Volatility Account 34,702 42,767
Diversified Balanced Volatility Control Account 117,761 98,462
Diversified Growth Account 575,920 758,258
Diversified Growth Managed Volatility Account 67,414 79,789
Diversified Growth Volatility Control Account 737,454 647,868
Diversified Income Account 81,530 86,398
Diversified International Account 108,732 123,912
Equity Income Account 70,900 245,668
Government & High Quality Bond Account 484,644 493,989
International Emerging Markets Account 33,772 38,218
LargeCap Growth Account I 144,875 188,065
LargeCap S&P 500 Index Account 78,752 553,992
LargeCap S&P 500 Managed Volatility Index Account 5,889 55,858
MidCap Account 114,512 147,523
Principal Capital Appreciation Account 53,995 67,643
Principal LifeTime 2010 Account 10,946 9,599
Principal LifeTime 2020 Account 45,843 49,373
Principal LifeTime 2030 Account 88,834 66,117
Principal LifeTime 2040 Account 45,701 24,333
Principal LifeTime 2050 Account 33,169 17,139
Principal LifeTime 2060 Account 8,742 3,690
Principal LifeTime Strategic Income Account 10,930 11,565
Real Estate Securities Account 36,457 39,543
SAM Balanced Portfolio 281,693 322,606
SAM Conservative Balanced Portfolio 82,223 88,868
SAM Conservative Growth Portfolio 179,532 188,326
SAM Flexible Income Portfolio 82,797 82,619
SAM Strategic Growth Portfolio 159,937 140,587
Short-Term Income Account 70,003 71,666
SmallCap Account 81,020 106,142
Purchases Sales
Bond Market Index Account $ 1,363,939 $ 1,207,210
Core Plus Bond Account 90,680 100,761
Government & High Quality Bond Account 277,148 285,686
Short-Term Income Account 8,791 9,350
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2021 and December
31, 2020 were as follows (amounts in thousands):
*The Funds designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a
20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2021, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income
Long-Term Capital
Gain*
2021 2020 2021 2020
Blue Chip Account $ 88 $ — $ 2 $ —
Bond Market Index Account 60,596 66,635 4,501 —
Core Plus Bond Account 12,218 9,503 12 —
Diversified Balanced Account 28,150 24,559 43,719 29,770
Diversified Balanced Managed Volatility Account 4,631 3,789 2,573 6,025
Diversified Balanced Volatility Control Account 5,290 3,190 795 1,297
Diversified Growth Account 96,364 80,741 154,365 110,087
Diversified Growth Managed Volatility Account 8,754 7,464 6,515 14,949
Diversified Growth Volatility Control Account 24,199 17,491 6,827 9,313
Diversified Income Account 8,098 6,762 5,446 4,037
Diversified International Account 3,880 6,493 1,423 —
Equity Income Account 14,234 15,534 413 19,615
Government & High Quality Bond Account 4,266 5,987 — —
International Emerging Markets Account 421 1,960 1,430 —
LargeCap Growth Account I 8,155 3,033 70,755 29,011
LargeCap S&P 500 Index Account 49,598 51,542 243,479 159,258
LargeCap S&P 500 Managed Volatility Index Account 7,341 3,444 19,494 4,904
MidCap Account 832 3,984 44,094 53,763
Principal Capital Appreciation Account 1,798 2,350 6,617 6,714
Principal LifeTime 2010 Account 1,193 887 1,413 510
Principal LifeTime 2020 Account 4,268 5,542 10,092 2,332
Principal LifeTime 2030 Account 5,514 4,185 6,649 3,259
Principal LifeTime 2040 Account 2,447 1,831 3,207 1,789
Principal LifeTime 2050 Account 1,109 794 1,580 890
Principal LifeTime 2060 Account 288 151 238 195
Principal LifeTime Strategic Income Account 887 686 968 —
Real Estate Securities Account 2,299 2,794 10,480 7,790
SAM Balanced Portfolio 11,456 14,711 15,016 19,998
SAM Conservative Balanced Portfolio 3,678 4,519 2,577 3,128
SAM Conservative Growth Portfolio 4,710 6,417 8,342 5,243
SAM Flexible Income Portfolio 4,511 5,111 2,801 3,761
SAM Strategic Growth Portfolio 3,534 5,611 8,786 7,049
Short-Term Income Account 2,921 3,166 11 —
SmallCap Account 4,950 838 2,532 12,504
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Account $ — $ 13 $ — $ 1,482 $ — $ 1,495
Bond Market Index Account 53,034 2,289 — 64,710 — 120,033
Core Plus Bond Account 6,361 2,263 — 2,923 (17) 11,530
Diversified Balanced Account 20,652 71,156 — 308,480 — 400,288
Diversified Balanced Managed Volatility Account 4,379 11,499 — 36,309 — 52,187
Diversified Balanced Volatility Control Account 11,935 4,212 — 18,479 (66) 34,560
Diversified Growth Account 82,168 276,352 — 1,377,274 — 1,735,794
Diversified Growth Managed Volatility Account 9,754 25,974 — 92,897 — 128,625

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of December 31, 2021, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in the taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended December 31, 2021, the Funds did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund's taxable year subsequent to October 31. For the taxable year ended December 31, 2021 , the Funds do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December
31, 2021, the Funds recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Diversified Growth Volatility Control Account 67,129 33,791 — 136,691 (620) 236,991
Diversified Income Account 7,315 12,539 — 59,465 — 79,319
Diversified International Account 6,556 23,295 — 78,151 — 108,002
Equity Income Account 30,295 60,326 — 408,803 — 499,424
Government & High Quality Bond Account 2,203 — (9,519) (650) (28) (7,994)
International Emerging Markets Account 2,586 5,557 — 18,564 — 26,707
LargeCap Growth Account I 6,216 53,721 — 310,723 — 370,660
LargeCap S&P 500 Index Account 41,627 282,767 — 1,671,962 — 1,996,356
LargeCap S&P 500 Managed Volatility Index Account 2,090 19,413 — 115,120 (14,131) 122,492
MidCap Account 1,712 62,845 — 358,054 — 422,611
Principal Capital Appreciation Account 5,175 15,516 — 108,754 — 129,445
Principal LifeTime 2010 Account 1,060 1,397 — 3,027 — 5,484
Principal LifeTime 2020 Account 6,677 10,079 — 25,994 — 42,750
Principal LifeTime 2030 Account 8,528 14,279 — 41,686 — 64,493
Principal LifeTime 2040 Account 4,193 8,107 — 23,351 — 35,651
Principal LifeTime 2050 Account 2,200 4,610 — 11,964 — 18,774
Principal LifeTime 2060 Account 522 1,122 — 2,493 — 4,137
Principal LifeTime Strategic Income Account 926 1,091 — 1,940 — 3,957
Real Estate Securities Account 3,318 9,215 — 64,445 — 76,978
SAM Balanced Portfolio 21,416 74,884 — 167,018 — 263,318
SAM Conservative Balanced Portfolio 5,815 14,870 — 30,702 — 51,387
SAM Conservative Growth Portfolio 12,087 35,690 — 115,758 — 163,535
SAM Flexible Income Portfolio 6,577 10,410 — 14,811 — 31,798
SAM Strategic Growth Portfolio 9,750 36,153 — 106,390 — 152,293
Short-Term Income Account 1,611 199 — 40 (6) 1,844
SmallCap Account 6,011 26,211 — 58,471 — 90,693
Short-Term Long-Term Total
Government & High Quality Bond Account $ 1,577 $ 7,942 $ 9,519
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified Balanced Account $ (9,050) $ 9,050
Diversified Growth Account (26,814) 26,814
Diversified Growth Managed Volatility Account (2,440) 2,440
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2021

Federal Income Tax Basis.  As of December 31, 2021, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified International Account $ (2,080) $ 2,080
Equity Income Account (14,243) 14,243
LargeCap Growth Account I (8,456) 8,456
LargeCap S&P 500 Index Account (55,728) 55,728
LargeCap S&P 500 Managed Volatility Index Account (2,169) 2,169
MidCap Account (6,171) 6,171
Principal Capital Appreciation Account (1,946) 1,946
Real Estate Securities Account (1,763) 1,763
SAM Balanced Portfolio (5,413) 5,413
SAM Conservative Growth Portfolio (2,230) 2,230
SAM Strategic Growth Portfolio (1,343) 1,343
SmallCap Account (2,932) 2,932
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Account $ 1,811 $ (329) $ 1,482 $ 12,038
Bond Market Index Account 92,453 (27,743) 64,710 3,083,285
Core Plus Bond Account 5,473 (2,550) 2,923 249,179
Diversified Balanced Account 311,702 (3,222) 308,480 697,018
Diversified Balanced Managed Volatility Account 37,020 (711) 36,309 147,813
Diversified Balanced Volatility Control Account 20,025 (1,546) 18,479 211,432
Diversified Growth Account 1,390,631 (13,357) 1,377,274 2,598,209
Diversified Growth Managed Volatility Account 94,337 (1,440) 92,897 296,131
Diversified Growth Volatility Control Account 144,112 (7,421) 136,691 1,141,780
Diversified Income Account 61,704 (2,239) 59,465 267,386
Diversified International Account 84,190 (6,031) 78,159 222,438
Equity Income Account 413,509 (4,706) 408,803 347,765
Government & High Quality Bond Account 3,090 (3,740) (650) 254,949
International Emerging Markets Account 25,363 (6,807) 18,556 72,685
LargeCap Growth Account I 328,950 (18,227) 310,723 401,900
LargeCap S&P 500 Index Account 1,744,711 (72,749) 1,671,962 1,546,200
LargeCap S&P 500 Managed Volatility Index Account 121,803 (6,683) 115,120 125,640
MidCap Account 362,769 (4,714) 358,055 394,288
Principal Capital Appreciation Account 110,537 (1,783) 108,754 86,614
Principal LifeTime 2010 Account 3,677 (650) 3,027 34,274
Principal LifeTime 2020 Account 29,243 (3,249) 25,994 170,344
Principal LifeTime 2030 Account 44,126 (2,440) 41,686 221,183
Principal LifeTime 2040 Account 25,210 (1,859) 23,351 110,825
Principal LifeTime 2050 Account 13,256 (1,292) 11,964 56,567
Principal LifeTime 2060 Account 2,794 (301) 2,493 14,791
Principal LifeTime Strategic Income Account 2,560 (620) 1,940 28,193
Real Estate Securities Account 66,847 (2,402) 64,445 121,836
SAM Balanced Portfolio 173,230 (6,212) 167,018 577,450
SAM Conservative Balanced Portfolio 33,076 (2,374) 30,702 172,891
SAM Conservative Growth Portfolio 119,880 (4,122) 115,758 318,699
SAM Flexible Income Portfolio 17,732 (2,921) 14,811 178,941
SAM Strategic Growth Portfolio 111,350 (4,960) 106,390 322,249
Short-Term Income Account 976 (936) 40 138,763
SmallCap Account 75,660 (17,189) 58,471 173,257
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 0 .22 % Shares Held Value (000's)
Money Market Funds - 0 .22%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
29,704 $ 30
TOTAL INVESTMENT COMPANIES $ 30
COMMON STOCKS - 99 .82 % Shares Held Value (000's)
Aerospace & Defense - 4 .00%
TransDigm Group Inc
(b)
850 $ 541
Chemicals - 1 .46%
Linde PLC 406 140
Sherwin-Williams Co/The 161 57
$ 197
Commercial Services - 5 .19%
CoStar Group Inc
(b)
2,208 174
PayPal Holdings Inc
(b)
1,966 371
S&P Global Inc 331 156
$ 701
Diversified Financial Services - 8 .92%
Brookfield Asset Management Reinsurance
Partners Ltd
(b)
75 5
Charles Schwab Corp/The 1,556 131
Mastercard Inc 1,823 655
Visa Inc 1,916 415
$ 1,206
Healthcare - Products - 6 .47%
Danaher Corp 1,494 492
IDEXX Laboratories Inc
(b)
152 100
Intuitive Surgical Inc
(b)
786 282
$ 874
Insurance - 0 .71%
Progressive Corp/The 932 96
Internet - 22 .89%
Alphabet Inc - A Shares
(b)
56 162
Alphabet Inc - C Shares
(b)
251 726
Amazon.com Inc
(b)
333 1,111
Etsy Inc
(b)
406 89
Meta Platforms Inc
(b)
1,627 547
Netflix Inc
(b)
688 415
Spotify Technology SA
(b)
184 43
$ 3,093
Lodging - 1 .38%
Hilton Worldwide Holdings Inc
(b)
1,202 187
Media - 3 .02%
Charter Communications Inc
(b)
480 313
Liberty Broadband Corp - C Shares
(b)
587 95
$ 408
Pharmaceuticals - 1 .07%
Zoetis Inc 596 145
Private Equity - 6 .16%
Brookfield Asset Management Inc 11,334 684
KKR & Co Inc 1,981 148
$ 832
REITs - 3 .84%
American Tower Corp 1,774 519
Retail - 3 .01%
CarMax Inc
(b)
660 86
Costco Wholesale Corp 221 125
O'Reilly Automotive Inc
(b)
102 72
Starbucks Corp 1,057 124
$ 407
Semiconductors - 4 .36%
NVIDIA Corp 2,004 589
Software - 27 .34%
Adobe Inc
(b)
1,061 601
Autodesk Inc
(b)
623 175
Intuit Inc 925 595
Microsoft Corp 3,948 1,328
Roper Technologies Inc 421 207
salesforce.com Inc
(b)
2,258 574
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Snowflake Inc - Class A
(b)
70 $ 24
Twilio Inc
(b)
724 191
$ 3,695
TOTAL COMMON STOCKS $ 13,490
Total Investments $ 13,520
Other Assets and Liabilities -  (0.04)% (5)
TOTAL NET ASSETS - 100.00% $ 13,515
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 31 .70%
Communications 25 .91%
Financial 19 .63%
Consumer, Non-cyclical 12 .73%
Consumer, Cyclical 4 .39%
Industrial 4 .00%
Basic Materials 1 .46%
Money Market Funds 0 .22%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6 $ 4,819 $ 4,795 $ 30
$ 6 $ 4,819 $ 4,795 $ 30
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 10.51% Shares Held Value (000's)
Exchange-Traded Funds - 0.49%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
85,000 $ 11,264
Vanguard Short-Term Corporate Bond ETF
(a)
35,000 2,844
$ 14,108
Money Market Funds - 10.02%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
5,679,140 5,680
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
285,079,206 285,079
$ 290,759
TOTAL INVESTMENT COMPANIES $ 304,867
BONDS - 31.62%
Principal
Amount (000's) Value (000's)
Advertising - 0.04%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 189
5.40%, 10/01/2048 300 407
Omnicom Group Inc
2.45%, 04/30/2030 160 160
2.60%, 08/01/2031 295 299
$ 1,055
Aerospace & Defense - 0.60%
Boeing Co/The
1.43%, 02/04/2024 810 809
2.75%, 02/01/2026 175 180
2.95%, 02/01/2030 170 173
3.25%, 02/01/2028 1,200 1,250
3.25%, 02/01/2035 170 171
3.63%, 02/01/2031 175 187
3.75%, 02/01/2050 235 244
3.95%, 08/01/2059 315 327
4.51%, 05/01/2023 970 1,013
4.88%, 05/01/2025 620 678
5.04%, 05/01/2027 310 349
5.15%, 05/01/2030 310 361
5.71%, 05/01/2040 310 398
5.81%, 05/01/2050 505 684
5.88%, 02/15/2040 154 197
General Dynamics Corp
1.15%, 06/01/2026 195 193
2.25%, 06/01/2031 195 198
3.25%, 04/01/2025 80 85
3.38%, 05/15/2023 300 310
3.50%, 04/01/2027 160 174
3.75%, 05/15/2028 300 331
4.25%, 04/01/2040 160 195
L3Harris Technologies Inc
1.80%, 01/15/2031 90 86
2.90%, 12/15/2029 60 62
3.83%, 04/27/2025 500 533
Lockheed Martin Corp
1.85%, 06/15/2030 55 54
3.55%, 01/15/2026 240 260
3.60%, 03/01/2035 350 391
3.80%, 03/01/2045 625 714
4.07%, 12/15/2042 47 55
4.09%, 09/15/2052 389 481
4.70%, 05/15/2046 25 33
Northrop Grumman Corp
3.20%, 02/01/2027 500 531
3.85%, 04/15/2045 500 567
4.03%, 10/15/2047 600 708
Raytheon Technologies Corp
1.90%, 09/01/2031 170 164
2.25%, 07/01/2030 160 160
2.38%, 03/15/2032 195 195
2.82%, 09/01/2051 175 169
3.03%, 03/15/2052 195 196
3.50%, 03/15/2027 800 857
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
3.75%, 11/01/2046 $ 30 $ 33
4.05%, 05/04/2047 300 347
4.13%, 11/16/2028 435 487
4.15%, 05/15/2045 40 47
4.35%, 04/15/2047 40 49
4.50%, 06/01/2042 600 742
4.63%, 11/16/2048 210 269
4.88%, 10/15/2040 154 194
Teledyne Technologies Inc
0.95%, 04/01/2024 190 188
2.25%, 04/01/2028 190 190
$ 17,269
Agriculture - 0.29%
Altria Group Inc
2.35%, 05/06/2025 160 164
2.45%, 02/04/2032 190 180
3.40%, 05/06/2030 325 336
3.70%, 02/04/2051 190 177
3.88%, 09/16/2046 60 58
4.00%, 02/04/2061 190 181
4.80%, 02/14/2029 63 71
5.80%, 02/14/2039 380 457
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 884
2.70%, 09/15/2051 195 196
BAT Capital Corp
2.26%, 03/25/2028 170 166
2.73%, 03/25/2031 170 165
2.79%, 09/06/2024 245 252
3.46%, 09/06/2029 245 254
3.56%, 08/15/2027 800 839
3.98%, 09/25/2050 170 163
4.54%, 08/15/2047 325 340
BAT International Finance PLC
1.67%, 03/25/2026 170 167
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 198
Philip Morris International Inc
0.88%, 05/01/2026 175 169
1.75%, 11/01/2030 175 166
2.75%, 02/25/2026 310 322
3.25%, 11/10/2024 30 32
3.38%, 08/11/2025 375 398
4.13%, 03/04/2043 300 332
4.25%, 11/10/2044 30 34
4.38%, 11/15/2041 61 69
4.50%, 03/20/2042 400 463
4.88%, 11/15/2043 35 43
Reynolds American Inc
4.45%, 06/12/2025 250 270
4.85%, 09/15/2023 350 371
5.70%, 08/15/2035 25 30
5.85%, 08/15/2045 415 504
$ 8,451
Airlines - 0.04%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 156 158
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 291 285
Southwest Airlines Co
5.25%, 05/04/2025 480 533
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 133 138

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 $ 75 $ 74
$ 1,188
Apparel - 0.05%
NIKE Inc
2.25%, 05/01/2023 200 204
2.40%, 03/27/2025 160 166
2.75%, 03/27/2027 160 169
3.25%, 03/27/2040 160 174
3.38%, 11/01/2046 350 389
3.63%, 05/01/2043 200 228
$ 1,330
Automobile Asset Backed Securities - 0.00%
World Omni Auto Receivables Trust 2018-A
2.50%, 04/17/2023 9 9
Automobile Manufacturers - 0.41%
American Honda Finance Corp
0.55%, 07/12/2024 190 188
0.65%, 09/08/2023 170 170
1.20%, 07/08/2025 165 164
1.30%, 09/09/2026 195 193
1.95%, 05/10/2023 160 163
2.05%, 01/10/2023 490 497
2.15%, 09/10/2024 445 456
Daimler Finance North America LLC
8.50%, 01/18/2031 127 189
General Motors Co
4.88%, 10/02/2023 675 717
5.00%, 10/01/2028 400 459
5.00%, 04/01/2035 200 236
5.40%, 04/01/2048 360 459
6.75%, 04/01/2046 25 36
General Motors Financial Co Inc
1.05%, 03/08/2024 190 189
1.20%, 10/15/2024 175 174
1.25%, 01/08/2026 190 186
1.50%, 06/10/2026 190 187
1.70%, 08/18/2023 330 333
2.35%, 01/08/2031 190 185
2.40%, 04/10/2028 190 191
2.40%, 10/15/2028 175 175
2.70%, 06/10/2031 190 189
3.25%, 01/05/2023 400 409
3.70%, 05/09/2023 325 335
4.30%, 07/13/2025 325 350
4.35%, 01/17/2027 305 336
5.10%, 01/17/2024 500 536
PACCAR Financial Corp
0.35%, 08/11/2023 165 164
0.35%, 02/02/2024 190 187
1.80%, 02/06/2025 170 172
Toyota Motor Corp
1.34%, 03/25/2026 385 383
3.67%, 07/20/2028 200 221
Toyota Motor Credit Corp
0.45%, 01/11/2024 190 188
0.50%, 08/14/2023 165 164
0.50%, 06/18/2024 190 187
0.80%, 10/16/2025 210 205
1.15%, 08/13/2027 165 160
1.35%, 08/25/2023 155 156
1.65%, 01/10/2031 190 183
1.80%, 02/13/2025 160 162
1.90%, 09/12/2031 195 191
2.00%, 10/07/2024 165 169
2.25%, 10/18/2023 350 359
3.35%, 01/08/2024 400 419
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp   (continued)
3.45%, 09/20/2023 $ 400 $ 418
$ 11,790
Automobile Parts & Equipment - 0.02%
BorgWarner Inc
3.38%, 03/15/2025
(a)
500 527
Banks - 5.98%
Banco Santander SA
1.85%, 03/25/2026 400 398
2.75%, 05/28/2025 200 207
2.75%, 12/03/2030 400 391
3.13%, 02/23/2023 600 614
3.22%, 11/22/2032
(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 211
Bank of America Corp
0.52%, 06/14/2024
(f)
365 363
Secured Overnight Financing Rate + 0.41%
0.81%, 10/24/2024
(f)
340 338
Secured Overnight Financing Rate + 0.74%
0.98%, 04/22/2025
(f)
380 377
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(f)
170 168
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(f)
320 317
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(f)
365 362
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
380 377
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
750 718
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
340 326
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
190 189
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
380 374
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(f)
310 318
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(f)
385 373
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(f)
320 321
3 Month USD LIBOR + 0.99%
2.57%, 10/20/2032
(f)
355 357
Secured Overnight Financing Rate + 1.21%
2.59%, 04/29/2031
(f)
250 253
Secured Overnight Financing Rate + 2.15%
2.65%, 03/11/2032
(f)
570 577
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
1,070 1,030
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
880 864
Secured Overnight Financing Rate + 1.88%
2.97%, 07/21/2052
(f)
380 381
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(f)
335 353
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 43
3.30%, 01/11/2023 330 339
3.31%, 04/22/2042
(f)
380 399
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
1,041 1,111
3 Month USD LIBOR + 1.04%

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.48%, 03/13/2052
(f)
$ 190 $ 210
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 795 856
3.55%, 03/05/2024
(f)
550 566
3 Month USD LIBOR + 0.78%
3.59%, 07/21/2028
(f)
500 538
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(f)
400 433
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(f)
300 313
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 33
3.95%, 04/21/2025 830 887
3.97%, 02/07/2030
(f)
1,000 1,102
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 531
4.18%, 11/25/2027 560 613
4.20%, 08/26/2024 625 670
4.27%, 07/23/2029
(f)
360 401
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(f)
310 383
3 Month USD LIBOR + 1.52%
4.44%, 01/20/2048
(f)
30 37
3 Month USD LIBOR + 1.99%
5.00%, 01/21/2044 25 33
5.88%, 02/07/2042 228 324
7.75%, 05/14/2038 250 392
Bank of America NA
6.00%, 10/15/2036 250 343
Bank of Montreal
0.45%, 12/08/2023 995 985
0.95%, 01/22/2027
(f)
190 184
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 150 152
3.30%, 02/05/2024 400 419
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 150 149
0.50%, 04/26/2024 170 168
0.75%, 01/28/2026 185 180
1.60%, 04/24/2025 140 141
1.65%, 07/14/2028 150 149
1.85%, 01/27/2023 790 801
2.10%, 10/24/2024 775 795
Bank of Nova Scotia/The
0.55%, 09/15/2023 170 169
1.05%, 03/02/2026 190 185
1.30%, 06/11/2025 160 159
1.30%, 09/15/2026 195 191
2.15%, 08/01/2031 190 189
2.70%, 08/03/2026 170 177
3.40%, 02/11/2024 400 420
4.50%, 12/16/2025 500 549
Barclays PLC
1.01%, 12/10/2024
(f)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.28%, 11/24/2027
(f)
420 421
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(f)
320 319
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(f)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
3.56%, 09/23/2035
(f)
$ 200 $ 205
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.68%, 01/10/2023 1,700 1,701
3.81%, 03/10/2042
(f)
200 213
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.34%, 01/10/2028 1,030 1,125
4.38%, 01/12/2026 200 219
4.97%, 05/16/2029
(f)
210 240
3 Month USD LIBOR + 1.90%
BNP Paribas SA
4.25%, 10/15/2024 750 809
BPCE SA
4.00%, 04/15/2024 250 266
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 185 183
0.95%, 06/23/2023 70 70
1.25%, 06/22/2026 190 185
3.50%, 09/13/2023 500 523
Citibank NA
3.65%, 01/23/2024 500 526
Citigroup Inc
0.78%, 10/30/2024
(f)
655 651
Secured Overnight Financing Rate + 0.69%
0.98%, 05/01/2025
(f)
485 481
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(f)
185 180
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(f)
145 145
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(f)
370 364
Secured Overnight Financing Rate + 0.77%
1.68%, 05/15/2024
(f)
160 162
Secured Overnight Financing Rate + 1.67%
2.52%, 11/03/2032
(f)
175 175
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(f)
520 523
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
320 323
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(f)
315 320
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(f)
195 193
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
155 161
Secured Overnight Financing Rate + 1.42%
3.20%, 10/21/2026 770 816
3.50%, 05/15/2023 600 620
3.67%, 07/24/2028
(f)
1,200 1,294
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 530
3.89%, 01/10/2028
(f)
400 434
3 Month USD LIBOR + 1.56%
4.07%, 04/23/2029
(f)
240 265
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(f)
330 405
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 581
4.40%, 06/10/2025 780 849
4.45%, 09/29/2027 20 22
4.60%, 03/09/2026 60 66
4.65%, 07/30/2045 222 280
5.30%, 05/06/2044 25 33
5.50%, 09/13/2025 325 368
5.88%, 01/30/2042 328 464

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
6.63%, 06/15/2032 $ 112 $ 149
6.68%, 09/13/2043 30 45
8.13%, 07/15/2039 132 223
Cooperatieve Rabobank UA
5.25%, 05/24/2041 500 701
5.25%, 08/04/2045 250 329
5.75%, 12/01/2043 250 349
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 247
Credit Suisse AG/New York NY
0.50%, 02/02/2024 305 301
0.52%, 08/09/2023 250 248
1.25%, 08/07/2026 250 244
3.63%, 09/09/2024 400 424
Credit Suisse Group AG
3.75%, 03/26/2025 750 796
4.88%, 05/15/2045 500 633
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 150 149
1.69%, 03/19/2026 500 498
2.13%, 11/24/2026
(f)
200 200
Secured Overnight Financing Rate + 1.87%
2.22%, 09/18/2024
(f)
170 172
Secured Overnight Financing Rate + 2.16%
3.04%, 05/28/2032
(f)
175 176
Secured Overnight Financing Rate + 1.72%
4.10%, 01/13/2026 500 533
Discover Bank
2.45%, 09/12/2024 320 328
2.70%, 02/06/2030 250 253
Fifth Third Bancorp
2.38%, 01/28/2025 85 87
4.30%, 01/16/2024 30 32
Fifth Third Bank NA
1.80%, 01/30/2023 250 253
3.85%, 03/15/2026 700 755
Goldman Sachs Group Inc/The
0.66%, 09/10/2024
(f)
385 382
Secured Overnight Financing Rate + 0.51%
0.67%, 03/08/2024
(f)
385 383
Secured Overnight Financing Rate + 0.57%
0.86%, 02/12/2026
(f)
155 152
Secured Overnight Financing Rate + 0.61%
0.93%, 10/21/2024
(f)
385 383
Secured Overnight Financing Rate + 0.49%
1.09%, 12/09/2026
(f)
315 307
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(f)
385 377
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(f)
190 186
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(f)
765 762
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(f)
475 455
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(f)
285 281
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 1,240 1,261
2.62%, 04/22/2032
(f)
380 383
Secured Overnight Financing Rate + 1.28%
2.65%, 10/21/2032
(f)
195 196
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
385 383
Secured Overnight Financing Rate + 1.47%
3.21%, 04/22/2042
(f)
190 197
Secured Overnight Financing Rate + 1.51%
3.63%, 02/20/2024 1,000 1,049
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
3.75%, 05/22/2025 $ 30 $ 32
3.81%, 04/23/2029
(f)
2,000 2,175
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 60 64
4.02%, 10/31/2038
(f)
750 858
3 Month USD LIBOR + 1.37%
4.22%, 05/01/2029
(f)
415 461
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 1,280 1,396
4.41%, 04/23/2039
(f)
180 215
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 32
5.15%, 05/22/2045 310 403
6.75%, 10/01/2037 530 751
HSBC Holdings PLC
0.98%, 05/24/2025
(f)
400 395
Secured Overnight Financing Rate + 0.71%
1.16%, 11/22/2024
(f)
400 399
Secured Overnight Financing Rate + 0.58%
1.59%, 05/24/2027
(f)
400 391
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(f)
250 248
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(f)
335 328
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(f)
320 322
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(f)
200 195
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(f)
230 236
Secured Overnight Financing Rate + 1.40%
2.80%, 05/24/2032
(f)
200 201
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(f)
200 202
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(f)
400 403
Secured Overnight Financing Rate + 1.41%
3.60%, 05/25/2023 500 518
3.90%, 05/25/2026 395 426
3.95%, 05/18/2024
(f)
400 415
3 Month USD LIBOR + 0.99%
3.97%, 05/22/2030
(f)
400 434
3 Month USD LIBOR + 1.61%
4.04%, 03/13/2028
(f)
500 540
3 Month USD LIBOR + 1.55%
4.25%, 03/14/2024 500 528
4.29%, 09/12/2026
(f)
500 540
3 Month USD LIBOR + 1.35%
4.58%, 06/19/2029
(f)
365 409
3 Month USD LIBOR + 1.53%
4.95%, 03/31/2030 200 235
5.25%, 03/14/2044 300 391
6.10%, 01/14/2042 174 249
6.50%, 05/02/2036 420 571
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 112
Huntington National Bank/The
1.80%, 02/03/2023 250 253
3.55%, 10/06/2023 400 417
ING Groep NV
1.73%, 04/01/2027
(f)
200 199
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(f)
200 204
Secured Overnight Financing Rate + 1.32%
3.55%, 04/09/2024 400 419

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
0.56%, 02/16/2025
(f)
$ 190 $ 187
Secured Overnight Financing Rate + 0.42%
0.65%, 09/16/2024
(f)
920 916
Secured Overnight Financing Rate + 0.60%
0.77%, 08/09/2025
(f)
385 379
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(f)
730 721
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(f)
385 381
Secured Overnight Financing Rate + 0.58%
1.04%, 02/04/2027
(f)
380 368
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(f)
360 351
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(f)
155 152
Secured Overnight Financing Rate + 0.77%
1.51%, 06/01/2024
(f)
815 821
Secured Overnight Financing Rate + 1.46%
1.58%, 04/22/2027
(f)
380 376
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(f)
360 341
Secured Overnight Financing Rate + 1.11%
1.95%, 02/04/2032
(f)
380 366
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(f)
160 162
Secured Overnight Financing Rate + 1.59%
2.07%, 06/01/2029
(f)
1,395 1,383
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(f)
460 467
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(f)
815 822
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(f)
280 286
Secured Overnight Financing Rate + 1.16%
2.52%, 04/22/2031
(f)
730 738
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(f)
180 171
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(f)
390 392
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(f)
380 385
Secured Overnight Financing Rate + 1.25%
2.74%, 10/15/2030
(f)
260 267
Secured Overnight Financing Rate + 1.51%
2.96%, 05/13/2031
(f)
725 751
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(f)
730 756
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(f)
730 754
Secured Overnight Financing Rate + 2.44%
3.20%, 01/25/2023 600 616
3.30%, 04/01/2026 500 533
3.33%, 04/22/2052
(f)
380 407
Secured Overnight Financing Rate + 1.58%
3.38%, 05/01/2023 400 412
3.51%, 01/23/2029
(f)
400 428
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 27
3.80%, 07/23/2024
(f)
270 281
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 520 550
3.88%, 09/10/2024 500 530
3.88%, 07/24/2038
(f)
500 567
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(f)
400 469
3 Month USD LIBOR + 1.38%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
4.01%, 04/23/2029
(f)
$ 270 $ 298
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(f)
30 35
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(f)
300 336
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 11
4.85%, 02/01/2044 20 26
4.95%, 06/01/2045 55 72
5.40%, 01/06/2042 102 139
5.60%, 07/15/2041 154 213
5.63%, 08/16/2043 375 524
6.40%, 05/15/2038 200 291
KeyBank NA/Cleveland OH
0.42%, 01/03/2024
(f)
250 249
Secured Overnight Financing Rate + 0.34%
1.25%, 03/10/2023 250 251
KeyCorp
2.25%, 04/06/2027 410 417
2.55%, 10/01/2029 310 317
Korea Development Bank/The
0.40%, 06/19/2024 400 394
0.80%, 04/27/2026 350 340
1.75%, 02/18/2025 500 507
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(e)
380 293
0.00%, 06/29/2037
(e)
200 151
0.25%, 10/19/2023 340 337
0.25%, 03/08/2024 575 568
0.38%, 07/18/2025 1,630 1,586
0.50%, 09/20/2024 575 568
0.63%, 01/22/2026 1,515 1,478
1.00%, 10/01/2026 290 286
2.00%, 05/02/2025 380 391
2.13%, 01/17/2023 1,800 1,830
2.50%, 11/20/2024 300 313
2.88%, 04/03/2028 275 298
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026
(a)
170 167
0.88%, 09/03/2030 330 311
2.00%, 01/13/2025 300 308
2.38%, 06/10/2025 1,200 1,250
Lloyds Banking Group PLC
0.70%, 05/11/2024
(f)
1,000 996
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
3.57%, 11/07/2028
(f)
630 673
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 557
4.05%, 08/16/2023 400 419
4.45%, 05/08/2025 400 434
4.65%, 03/24/2026 500 550
5.30%, 12/01/2045 200 264
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(f)
400 395
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 199
1.54%, 07/20/2027
(f)
400 393
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(f)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 243
2.19%, 02/25/2025 200 204
2.56%, 02/25/2030 200 202

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc   (continued)
2.76%, 09/13/2026 $ 400 $ 416
2.80%, 07/18/2024 650 674
3.20%, 07/18/2029 700 739
3.75%, 07/18/2039 550 623
3.76%, 07/26/2023 300 313
3.85%, 03/01/2026 350 379
Mizuho Financial Group Inc
1.24%, 07/10/2024
(f)
200 200
Secured Overnight Financing Rate + 1.25%
2.20%, 07/10/2031
(f)
200 196
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(f)
200 203
3 Month USD LIBOR + 0.83%
2.26%, 07/09/2032
(a),(f)
200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.84%, 07/16/2025
(f)
1,000 1,035
Secured Overnight Financing Rate + 1.24%
3.15%, 07/16/2030
(f)
400 419
3 Month USD LIBOR + 1.13%
Morgan Stanley
0.53%, 01/25/2024
(f)
330 329
Secured Overnight Financing Rate + 0.46%
0.73%, 04/05/2024
(f)
360 359
Secured Overnight Financing Rate + 0.62%
0.79%, 01/22/2025
(f)
380 376
Secured Overnight Financing Rate + 0.51%
0.79%, 05/30/2025
(f)
385 380
Secured Overnight Financing Rate + 0.53%
0.86%, 10/21/2025
(f)
95 94
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(f)
280 272
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(f)
165 164
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(f)
380 374
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(f)
270 267
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(f)
1,360 1,287
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
105 100
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(f)
475 484
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(f)
380 372
Secured Overnight Financing Rate + 1.18%
2.48%, 09/16/2036
(f)
265 255
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(f)
180 180
Secured Overnight Financing Rate + 1.20%
2.72%, 07/22/2025
(f)
250 258
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(f)
240 235
Secured Overnight Financing Rate + 1.43%
3.13%, 01/23/2023 300 308
3.13%, 07/27/2026 1,330 1,409
3.22%, 04/22/2042
(f)
190 199
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(f)
30 32
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 530 575
3.70%, 10/23/2024 25 27
3.75%, 02/25/2023 1,230 1,272
3.77%, 01/24/2029
(f)
360 392
3 Month USD LIBOR + 1.14%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
3.88%, 04/29/2024 $ 30 $ 32
3.95%, 04/23/2027 50 55
3.97%, 07/22/2038
(f)
15 17
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 33
4.10%, 05/22/2023 380 396
4.30%, 01/27/2045 50 61
4.35%, 09/08/2026 30 33
4.38%, 01/22/2047 30 38
5.00%, 11/24/2025 525 588
5.60%, 03/24/2051
(f)
500 747
Secured Overnight Financing Rate + 4.84%
6.38%, 07/24/2042 620 939
NatWest Group PLC
1.64%, 06/14/2027
(f)
265 261
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.88%, 09/12/2023 200 209
4.80%, 04/05/2026 500 556
4.89%, 05/18/2029
(f)
400 457
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
1,000 1,160
3 Month USD LIBOR + 1.91%
Northern Trust Corp
3.95%, 10/30/2025 500 546
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 329
2.88%, 03/13/2023 1,000 1,027
PNC Bank NA
2.70%, 10/22/2029 250 258
3.80%, 07/25/2023 650 677
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 133
2.31%, 04/23/2032
(f)
150 151
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 164
2.60%, 07/23/2026 490 514
3.45%, 04/23/2029 300 327
Royal Bank of Canada
0.43%, 01/19/2024 380 375
0.50%, 10/26/2023 170 169
1.15%, 07/14/2026 190 186
1.20%, 04/27/2026 175 172
1.95%, 01/17/2023 720 730
2.25%, 11/01/2024 310 318
2.55%, 07/16/2024 125 129
Santander Holdings USA Inc
4.50%, 07/17/2025 780 844
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(f)
200 198
Secured Overnight Financing Rate + 0.79%
1.53%, 08/21/2026
(f)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(f)
200 196
Secured Overnight Financing Rate + 0.99%
3.57%, 01/10/2023 520 520
State Street Corp
2.20%, 03/03/2031 190 188
2.35%, 11/01/2025
(f)
365 376
Secured Overnight Financing Rate + 0.94%
2.40%, 01/24/2030 160 165
2.65%, 05/19/2026 60 63
3.10%, 05/15/2023 325 335
3.55%, 08/18/2025 225 242
3.70%, 11/20/2023 10 11

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc
0.51%, 01/12/2024 $ 200 $ 198
1.47%, 07/08/2025 300 298
1.90%, 09/17/2028 400 392
2.13%, 07/08/2030 930 904
2.14%, 09/23/2030 170 163
2.30%, 01/12/2041 200 186
2.35%, 01/15/2025 200 205
2.70%, 07/16/2024 420 434
2.75%, 01/15/2030 200 205
2.93%, 09/17/2041 195 193
3.04%, 07/16/2029 200 208
3.36%, 07/12/2027 750 803
3.45%, 01/11/2027 140 150
3.78%, 03/09/2026 500 539
Toronto-Dominion Bank/The
0.25%, 01/06/2023 380 379
0.45%, 09/11/2023 670 666
0.70%, 09/10/2024 195 192
0.75%, 06/12/2023 330 330
1.15%, 06/12/2025 330 327
1.20%, 06/03/2026 190 187
2.00%, 09/10/2031 195 192
Truist Bank
1.25%, 03/09/2023 250 252
1.50%, 03/10/2025 250 251
3.63%, 09/16/2025 250 268
3.80%, 10/30/2026 250 272
Truist Financial Corp
1.13%, 08/03/2027 465 450
1.20%, 08/05/2025 665 660
1.27%, 03/02/2027
(f)
60 59
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(f)
175 172
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 665 657
2.50%, 08/01/2024 350 361
US Bancorp
1.38%, 07/22/2030 415 390
2.40%, 07/30/2024 190 196
2.49%, 11/03/2036
(f)
175 174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 950 1,003
3.15%, 04/27/2027 25 27
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 307
Wells Fargo & Co
0.81%, 05/19/2025
(f)
110 109
Secured Overnight Financing Rate + 0.51%
1.65%, 06/02/2024
(f)
820 827
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(f)
645 655
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
830 845
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(f)
820 833
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(f)
1,310 1,343
Secured Overnight Financing Rate + 1.09%
3.00%, 04/22/2026 500 525
3.00%, 10/23/2026 530 557
3.07%, 04/30/2041
(f)
480 492
Secured Overnight Financing Rate + 2.53%
3.45%, 02/13/2023 515 530
3.58%, 05/22/2028
(f)
500 538
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 600 654
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
4.40%, 06/14/2046 $ 385 $ 456
4.48%, 04/04/2031
(f)
245 285
Secured Overnight Financing Rate + 4.03%
4.65%, 11/04/2044 630 763
4.90%, 11/17/2045 520 654
5.01%, 04/04/2051
(f)
325 444
Secured Overnight Financing Rate + 4.50%
5.38%, 11/02/2043 20 26
5.61%, 01/15/2044 45 61
Wells Fargo Bank NA
5.95%, 08/26/2036 750 997
6.60%, 01/15/2038 250 363
Westpac Banking Corp
1.15%, 06/03/2026 190 187
1.95%, 11/20/2028 200 199
2.00%, 01/13/2023 1,155 1,172
2.15%, 06/03/2031 190 191
2.35%, 02/19/2025 155 160
2.65%, 01/16/2030 155 161
2.89%, 02/04/2030
(f)
160 163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 78
3.02%, 11/18/2036
(f)
150 148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 198
4.11%, 07/24/2034
(f)
165 178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 193
$ 173,355
Beverages - 0.67%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 825 886
4.70%, 02/01/2036 1,030 1,243
4.90%, 02/01/2046 890 1,125
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 30
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 323
3.75%, 07/15/2042 100 109
4.35%, 06/01/2040 295 347
4.50%, 06/01/2050 720 888
4.75%, 01/23/2029 560 652
4.90%, 01/23/2031 750 901
5.45%, 01/23/2039 500 654
5.80%, 01/23/2059 595 860
8.20%, 01/15/2039 51 83
Coca-Cola Co/The
1.00%, 03/15/2028 340 327
1.38%, 03/15/2031 340 321
1.45%, 06/01/2027
(a)
1,060 1,054
1.50%, 03/05/2028 190 187
1.65%, 06/01/2030 260 251
1.75%, 09/06/2024 190 194
2.13%, 09/06/2029 165 168
2.25%, 01/05/2032 195 198
2.50%, 06/01/2040 260 261
2.50%, 03/15/2051 170 163
2.60%, 06/01/2050 260 254
2.88%, 05/05/2041 195 203
3.00%, 03/05/2051 285 302
3.38%, 03/25/2027 160 173

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Constellation Brands Inc
2.25%, 08/01/2031 $ 170 $ 166
3.15%, 08/01/2029 630 664
3.20%, 02/15/2023 450 460
Diageo Capital PLC
2.13%, 10/24/2024 200 204
2.13%, 04/29/2032 200 198
2.38%, 10/24/2029 200 204
2.63%, 04/29/2023 10 10
5.88%, 09/30/2036 139 194
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 167
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 187
3.13%, 12/15/2023 500 518
3.35%, 03/15/2051 190 198
4.06%, 05/25/2023 213 222
4.99%, 05/25/2038 600 742
Molson Coors Beverage Co
3.00%, 07/15/2026 530 555
5.00%, 05/01/2042 50 60
PepsiCo Inc
0.40%, 10/07/2023 125 124
0.75%, 05/01/2023 95 95
1.40%, 02/25/2031 165 157
1.63%, 05/01/2030 95 92
1.95%, 10/21/2031 165 165
2.38%, 10/06/2026 670 700
2.63%, 07/29/2029 170 179
2.63%, 10/21/2041 160 162
2.75%, 10/21/2051 160 164
2.85%, 02/24/2026 500 527
2.88%, 10/15/2049 160 168
$ 19,439
Biotechnology - 0.30%
Amgen Inc
1.65%, 08/15/2028 180 176
1.90%, 02/21/2025 160 163
2.00%, 01/15/2032 180 174
2.20%, 02/21/2027 1,090 1,116
2.45%, 02/21/2030 160 163
2.60%, 08/19/2026 500 521
3.00%, 01/15/2052 180 175
3.15%, 02/21/2040 860 882
3.38%, 02/21/2050 160 166
4.40%, 05/01/2045 40 48
4.66%, 06/15/2051 300 384
Baxalta Inc
4.00%, 06/23/2025 50 54
5.25%, 06/23/2045 130 173
Biogen Inc
2.25%, 05/01/2030 115 113
5.20%, 09/15/2045 540 698
Gilead Sciences Inc
1.65%, 10/01/2030 165 158
2.60%, 10/01/2040 85 82
2.80%, 10/01/2050 165 160
2.95%, 03/01/2027 530 558
4.00%, 09/01/2036 300 345
4.15%, 03/01/2047 70 82
4.60%, 09/01/2035 500 605
4.75%, 03/01/2046 195 247
4.80%, 04/01/2044 500 631
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Royalty Pharma PLC
0.75%, 09/02/2023 $ 160 $ 159
1.75%, 09/02/2027 310 305
2.20%, 09/02/2030 160 155
3.30%, 09/02/2040 160 160
$ 8,809
Building Materials - 0.19%
Carrier Global Corp
2.24%, 02/15/2025 160 164
2.49%, 02/15/2027 160 164
2.72%, 02/15/2030 320 327
3.38%, 04/05/2040 685 716
3.58%, 04/05/2050 160 170
Johnson Controls International plc
3.63%, 07/02/2024
(g)
500 526
4.50%, 02/15/2047 500 606
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 373
Martin Marietta Materials Inc
0.65%, 07/15/2023 190 189
2.50%, 03/15/2030 735 742
3.20%, 07/15/2051 190 192
Masco Corp
1.50%, 02/15/2028 190 184
4.50%, 05/15/2047 525 630
Owens Corning
4.40%, 01/30/2048 300 351
Vulcan Materials Co
3.50%, 06/01/2030 295 319
$ 5,653
Chemicals - 0.37%
Air Products and Chemicals Inc
1.85%, 05/15/2027 655 664
2.80%, 05/15/2050 155 159
Albemarle Corp
5.45%, 12/01/2044 150 195
Dow Chemical Co/The
2.10%, 11/15/2030 165 162
3.60%, 11/15/2050 165 179
3.63%, 05/15/2026 300 323
4.38%, 11/15/2042 230 272
4.80%, 05/15/2049 300 382
5.25%, 11/15/2041 280 358
9.40%, 05/15/2039 30 54
DuPont de Nemours Inc
4.73%, 11/15/2028 1,075 1,245
5.32%, 11/15/2038 500 644
5.42%, 11/15/2048 245 343
Eastman Chemical Co
4.80%, 09/01/2042 100 120
Ecolab Inc
1.30%, 01/30/2031 85 80
1.65%, 02/01/2027 350 352
2.13%, 08/15/2050 85 75
2.75%, 08/18/2055 307 301
4.80%, 03/24/2030 160 192
EI du Pont de Nemours and Co
1.70%, 07/15/2025 185 186
Linde Inc/CT
1.10%, 08/10/2030 165 154
LYB International Finance III LLC
1.25%, 10/01/2025 84 83
2.25%, 10/01/2030 165 164
3.63%, 04/01/2051 165 175
4.20%, 10/15/2049 125 144

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
LyondellBasell Industries NV
4.63%, 02/26/2055 $ 20 $ 24
5.75%, 04/15/2024 130 141
Mosaic Co/The
4.25%, 11/15/2023 496 522
Nutrien Ltd
1.90%, 05/13/2023 95 96
4.20%, 04/01/2029 600 677
4.90%, 06/01/2043 200 255
PPG Industries Inc
1.20%, 03/15/2026 190 186
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 158
2.30%, 05/15/2030 160 160
2.95%, 08/15/2029 450 473
3.30%, 05/15/2050 160 169
3.80%, 08/15/2049 175 197
Westlake Chemical Corp
3.13%, 08/15/2051 190 183
3.60%, 08/15/2026 350 375
$ 10,622
Commercial Mortgage Backed Securities - 1.36%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 2,023
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,366
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 1,066
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(g)
500 515
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 1,048
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 1,044
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 1,071
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 836 868
Fannie Mae-Aces
2.42%, 10/25/2026
(g)
854 887
2.53%, 09/25/2024 839 863
2.71%, 06/25/2025
(g)
1,708 1,777
2.78%, 02/25/2027
(g)
1,037 1,096
2.96%, 02/25/2027
(g)
1,000 1,059
2.99%, 12/25/2027
(g)
917 981
3.37%, 07/25/2028
(g)
2,025 2,219
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,101
3.06%, 07/25/2023
(g)
750 772
3.06%, 12/25/2024 500 525
3.31%, 05/25/2023
(g)
810 836
3.32%, 02/25/2023
(g)
972 996
3.41%, 12/25/2026 1,500 1,633
3.53%, 10/25/2023
(g)
1,050 1,093
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 485 492
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 413 423
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 1,060
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 2,220 2,324
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(g)
1,500 1,664
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 $ 1,000 $ 1,054
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 984 1,030
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,634
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 1,037
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 509
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 441 444
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,521 1,575
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 249 252
$ 39,337
Commercial Services - 0.26%
American University/The
3.67%, 04/01/2049 125 144
Automatic Data Processing Inc
1.70%, 05/15/2028 195 194
3.38%, 09/15/2025 500 536
California Institute of Technology
4.32%, 08/01/2045 80 104
Global Payments Inc
1.20%, 03/01/2026 370 359
1.50%, 11/15/2024 195 195
2.65%, 02/15/2025 170 175
3.20%, 08/15/2029 170 177
4.15%, 08/15/2049 85 97
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 348
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 311
4.68%, 07/01/2114 250 372
Moody's Corp
2.55%, 08/18/2060 515 452
5.25%, 07/15/2044 500 679
PayPal Holdings Inc
1.35%, 06/01/2023 160 161
1.65%, 06/01/2025 160 162
2.30%, 06/01/2030 160 163
2.40%, 10/01/2024 160 166
2.85%, 10/01/2029 160 168
President and Fellows of Harvard College
3.15%, 07/15/2046 350 399
S&P Global Inc
1.25%, 08/15/2030 165 154
2.50%, 12/01/2029 120 124
3.25%, 12/01/2049 120 130
University of Southern California
2.81%, 10/01/2050 645 654
5.25%, 10/01/2111 30 48
Verisk Analytics Inc
4.00%, 06/15/2025 500 537
William Marsh Rice University
3.57%, 05/15/2045 500 580
$ 7,589

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.66%
Apple Inc
0.55%, 08/20/2025 $ 525 $ 511
0.70%, 02/08/2026 350 343
0.75%, 05/11/2023 435 436
1.13%, 05/11/2025 550 548
1.20%, 02/08/2028 345 335
1.25%, 08/20/2030 525 495
1.40%, 08/05/2028 190 186
1.65%, 05/11/2030 160 156
1.65%, 02/08/2031 175 171
1.70%, 08/05/2031 385 376
2.20%, 09/11/2029 165 169
2.38%, 02/08/2041 175 170
2.40%, 01/13/2023 300 306
2.40%, 05/03/2023 330 338
2.40%, 08/20/2050 525 493
2.55%, 08/20/2060 260 244
2.65%, 05/11/2050 160 157
2.65%, 02/08/2051 175 172
2.70%, 08/05/2051 285 282
2.80%, 02/08/2061 175 174
2.85%, 02/23/2023 30 31
2.90%, 09/12/2027 655 698
2.95%, 09/11/2049 165 170
3.20%, 05/13/2025 445 473
3.20%, 05/11/2027 320 345
3.35%, 02/09/2027 535 581
3.45%, 02/09/2045 30 33
3.75%, 09/12/2047 115 134
3.75%, 11/13/2047 150 176
3.85%, 05/04/2043 300 353
4.65%, 02/23/2046 1,235 1,620
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(h)
200 198
3.45%, 12/15/2051
(h)
400 384
5.45%, 06/15/2023 66 70
6.02%, 06/15/2026 1,000 1,156
8.10%, 07/15/2036 138 210
8.35%, 07/15/2046 83 138
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 465 468
2.25%, 04/01/2023 165 167
4.45%, 10/02/2023 150 158
4.90%, 10/15/2025 300 333
6.20%, 10/15/2035 80 105
6.35%, 10/15/2045 195 261
HP Inc
1.45%, 06/17/2026
(h)
190 186
2.20%, 06/17/2025 240 245
3.00%, 06/17/2027 240 252
6.00%, 09/15/2041 154 205
International Business Machines Corp
3.30%, 05/15/2026 1,050 1,122
3.38%, 08/01/2023 335 348
3.50%, 05/15/2029 470 510
4.00%, 06/20/2042 35 40
4.15%, 05/15/2039 230 266
4.25%, 05/15/2049 340 412
4.70%, 02/19/2046 185 237
5.60%, 11/30/2039 92 126
5.88%, 11/29/2032 200 263
6.22%, 08/01/2027 351 431
NetApp Inc
2.38%, 06/22/2027 160 164
$ 19,131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0.05%
Church & Dwight Co Inc
3.15%, 08/01/2027 $ 300 $ 318
3.95%, 08/01/2047 300 349
Clorox Co/The
1.80%, 05/15/2030 160 155
Kimberly-Clark Corp
2.75%, 02/15/2026 400 423
2.88%, 02/07/2050 160 164
$ 1,409
Cosmetics & Personal Care - 0.11%
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 167
2.00%, 12/01/2024 240 247
2.38%, 12/01/2029 240 245
Procter & Gamble Co/The
0.55%, 10/29/2025 240 234
1.20%, 10/29/2030 340 322
2.80%, 03/25/2027 660 698
3.10%, 08/15/2023 30 31
3.55%, 03/25/2040 160 185
Unilever Capital Corp
1.38%, 09/14/2030 170 161
2.13%, 09/06/2029 115 116
2.60%, 05/05/2024 510 527
5.90%, 11/15/2032 230 309
$ 3,242
Credit Card Asset Backed Securities - 0.05%
Capital One Multi-Asset Execution Trust
2.43%, 01/15/2025 1,500 1,507
Distribution & Wholesale - 0.01%
WW Grainger Inc
4.60%, 06/15/2045 250 320
Diversified Financial Services - 0.92%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.15%, 10/29/2023 380 378
1.65%, 10/29/2024 1,440 1,437
1.75%, 10/29/2024 380 379
1.75%, 01/30/2026 170 167
2.45%, 10/29/2026 225 227
2.88%, 08/14/2024 1,035 1,065
3.00%, 10/29/2028 245 248
3.30%, 01/30/2032 380 387
3.40%, 10/29/2033 275 280
3.88%, 01/23/2028 300 318
Air Lease Corp
1.88%, 08/15/2026 200 197
2.10%, 09/01/2028 385 371
2.25%, 01/15/2023 130 132
2.30%, 02/01/2025 265 269
2.88%, 01/15/2026 385 397
3.25%, 03/01/2025 500 519
3.25%, 10/01/2029 95 97
Ally Financial Inc
1.45%, 10/02/2023 185 186
2.20%, 11/02/2028 190 189
8.00%, 11/01/2031 540 764
American Express Co
1.65%, 11/04/2026 1,350 1,354
3.30%, 05/03/2027
(h)
30 32
4.05%, 12/03/2042 25 30
Ameriprise Financial Inc
4.00%, 10/15/2023 225 237
BlackRock Inc
2.10%, 02/25/2032 150 149
2.40%, 04/30/2030 125 129
3.50%, 03/18/2024 500 528

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Brookfield Finance Inc
2.72%, 04/15/2031 $ 190 $ 192
3.50%, 03/30/2051 165 173
3.90%, 01/25/2028 400 439
Brookfield Finance LLC
3.45%, 04/15/2050 160 167
Capital One Bank USA NA
3.38%, 02/15/2023 340 349
Capital One Financial Corp
1.88%, 11/02/2027
(f)
125 124
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(f)
190 180
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 415 435
3.50%, 06/15/2023 114 118
3.75%, 04/24/2024 5 5
3.75%, 07/28/2026 1,000 1,072
4.20%, 10/29/2025 30 33
Charles Schwab Corp/The
0.90%, 03/11/2026 315 307
1.15%, 05/13/2026 195 192
1.65%, 03/11/2031 315 303
1.95%, 12/01/2031 195 192
2.00%, 03/20/2028 385 390
3.45%, 02/13/2026 250 268
CME Group Inc
3.00%, 03/15/2025 530 556
5.30%, 09/15/2043 200 278
Credit Suisse USA Inc
7.13%, 07/15/2032 300 426
Discover Financial Services
4.10%, 02/09/2027 500 542
Intercontinental Exchange Inc
0.70%, 06/15/2023 165 165
1.85%, 09/15/2032 125 120
2.10%, 06/15/2030 160 159
2.65%, 09/15/2040 165 159
3.00%, 09/15/2060 165 163
3.75%, 12/01/2025 50 54
4.00%, 10/15/2023 550 578
4.25%, 09/21/2048 150 187
Jefferies Group LLC
6.50%, 01/20/2043 200 276
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 165 162
4.15%, 01/23/2030 400 443
Mastercard Inc
2.00%, 03/03/2025 210 215
2.00%, 11/18/2031 170 169
2.95%, 11/21/2026 500 532
2.95%, 03/15/2051 190 197
3.35%, 03/26/2030 80 88
3.85%, 03/26/2050 560 673
Nasdaq Inc
2.50%, 12/21/2040 185 171
4.25%, 06/01/2024 350 372
Nomura Holdings Inc
1.85%, 07/16/2025 330 330
2.68%, 07/16/2030 330 328
ORIX Corp
3.70%, 07/18/2027 300 326
Synchrony Financial
4.25%, 08/15/2024 800 847
4.50%, 07/23/2025 20 22
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Visa Inc
1.10%, 02/15/2031 $ 165 $ 154
1.90%, 04/15/2027 475 482
2.00%, 08/15/2050 165 145
2.05%, 04/15/2030 155 157
2.70%, 04/15/2040 155 158
3.15%, 12/14/2025 600 640
3.65%, 09/15/2047 85 99
4.15%, 12/14/2035 215 257
4.30%, 12/14/2045 375 472
Western Union Co/The
6.20%, 11/17/2036 200 247
$ 26,754
Electric - 1.95%
AEP Texas Inc
2.10%, 07/01/2030 165 159
3.45%, 01/15/2050 55 56
3.45%, 05/15/2051 195 196
AEP Transmission Co LLC
2.75%, 08/15/2051 190 181
4.00%, 12/01/2046 600 692
AES Corp/The
2.45%, 01/15/2031 180 175
Alabama Power Co
1.45%, 09/15/2030 160 150
3.13%, 07/15/2051 190 194
4.30%, 01/02/2046 400 479
Ameren Corp
1.75%, 03/15/2028 190 184
Ameren Illinois Co
1.55%, 11/15/2030 180 169
3.25%, 03/15/2050 80 85
American Electric Power Co Inc
1.00%, 11/01/2025 45 44
2.30%, 03/01/2030 160 156
Appalachian Power Co
3.30%, 06/01/2027 400 427
7.00%, 04/01/2038 120 172
Arizona Public Service Co
2.60%, 08/15/2029 270 274
2.65%, 09/15/2050 170 153
4.50%, 04/01/2042 77 90
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 190
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 128
2.85%, 05/15/2051 180 173
3.80%, 07/15/2048 300 336
4.50%, 02/01/2045 550 666
5.15%, 11/15/2043 15 19
6.13%, 04/01/2036 156 212
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 209
4.25%, 02/01/2049 300 373
CenterPoint Energy Inc
1.45%, 06/01/2026 195 191
2.50%, 09/01/2024 90 92
2.95%, 03/01/2030 125 129
3.70%, 09/01/2049 90 97
CMS Energy Corp
3.45%, 08/15/2027 350 375
3.75%, 12/01/2050
(f)
180 177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 162
3.13%, 03/15/2051 190 197
4.00%, 03/01/2049 300 356

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Connecticut Light and Power Co/The
0.75%, 12/01/2025 $ 180 $ 175
2.05%, 07/01/2031 190 187
3.20%, 03/15/2027 165 175
4.00%, 04/01/2048 500 598
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 196
3.00%, 12/01/2060 180 168
3.13%, 11/15/2027 300 316
3.70%, 11/15/2059 80 85
3.88%, 06/15/2047 650 710
4.13%, 05/15/2049 300 343
4.20%, 03/15/2042 128 144
4.30%, 12/01/2056 230 273
5.85%, 03/15/2036 51 67
6.75%, 04/01/2038 125 181
Consumers Energy Co
2.50%, 05/01/2060 160 141
3.10%, 08/15/2050 245 255
Delmarva Power & Light Co
4.15%, 05/15/2045 350 412
Dominion Energy Inc
1.45%, 04/15/2026 190 188
3.30%, 04/15/2041 190 197
3.38%, 04/01/2030 155 164
4.70%, 12/01/2044 300 370
4.90%, 08/01/2041 77 95
5.95%, 06/15/2035 400 522
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 104
DTE Electric Co
1.90%, 04/01/2028 435 431
2.25%, 03/01/2030 160 160
2.63%, 03/01/2031 155 159
3.95%, 03/01/2049 500 591
DTE Energy Co
1.05%, 06/01/2025 85 83
Duke Energy Carolinas LLC
2.45%, 08/15/2029 225 229
2.50%, 03/15/2023 279 284
3.20%, 08/15/2049 450 466
4.00%, 09/30/2042 100 115
5.30%, 02/15/2040 512 674
Duke Energy Corp
0.90%, 09/15/2025 170 165
3.15%, 08/15/2027 15 16
3.30%, 06/15/2041 190 193
3.50%, 06/15/2051 190 196
3.75%, 09/01/2046 600 640
Duke Energy Florida LLC
1.75%, 06/15/2030 160 154
2.50%, 12/01/2029 330 339
3.40%, 10/01/2046 300 316
5.65%, 04/01/2040 25 34
6.40%, 06/15/2038 66 95
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 156
6.12%, 10/15/2035 77 103
6.45%, 04/01/2039 300 430
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 157
Duke Energy Progress LLC
2.50%, 08/15/2050 165 152
4.15%, 12/01/2044 300 352
Emera US Finance LP
3.55%, 06/15/2026 25 27
4.75%, 06/15/2046 25 29
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Entergy Arkansas LLC
2.65%, 06/15/2051 $ 170 $ 158
Entergy Corp
0.90%, 09/15/2025 580 562
1.90%, 06/15/2028 115 113
2.40%, 06/15/2031 190 187
Entergy Louisiana LLC
2.90%, 03/15/2051 90 88
3.10%, 06/15/2041 190 195
Entergy Texas Inc
1.75%, 03/15/2031 165 155
4.00%, 03/30/2029 300 329
4.50%, 03/30/2039 300 353
Evergy Inc
2.45%, 09/15/2024 165 169
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 602
Evergy Metro Inc
2.25%, 06/01/2030 160 159
Eversource Energy
0.80%, 08/15/2025 165 161
1.65%, 08/15/2030 165 154
Exelon Corp
3.95%, 06/15/2025 25 27
4.45%, 04/15/2046 20 24
5.63%, 06/15/2035 300 381
Exelon Generation Co LLC
5.60%, 06/15/2042 500 591
6.25%, 10/01/2039 349 436
Florida Power & Light Co
2.88%, 12/04/2051 195 198
3.15%, 10/01/2049 90 96
3.70%, 12/01/2047 200 229
4.05%, 10/01/2044 500 592
5.69%, 03/01/2040 48 67
Georgia Power Co
2.20%, 09/15/2024 165 169
4.30%, 03/15/2042 228 260
Gulf Power Co
3.30%, 05/30/2027 400 427
Hydro-Quebec
8.05%, 07/07/2024 102 119
Iberdrola International BV
6.75%, 07/15/2036 128 188
Interstate Power and Light Co
2.30%, 06/01/2030 40 40
4.10%, 09/26/2028 300 333
Kentucky Utilities Co
3.30%, 06/01/2050 155 162
5.13%, 11/01/2040 250 318
MidAmerican Energy Co
3.15%, 04/15/2050 165 173
3.65%, 04/15/2029 300 331
4.25%, 07/15/2049 300 370
Mississippi Power Co
4.25%, 03/15/2042 100 115
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 155 153
1.00%, 06/15/2026 190 185
2.40%, 03/15/2030 105 106
3.05%, 04/25/2027 300 319
3.25%, 11/01/2025 500 532
Nevada Power Co
2.40%, 05/01/2030 200 201
NextEra Energy Capital Holdings Inc
0.65%, 03/01/2023 190 190
1.90%, 06/15/2028 195 193
2.25%, 06/01/2030 650 646

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
(continued)
2.75%, 11/01/2029 $ 115 $ 118
5.65%, 05/01/2079
(f)
500 566
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 192
2.60%, 06/01/2051 160 153
2.90%, 03/01/2050 80 81
3.40%, 08/15/2042 100 108
5.35%, 11/01/2039 82 112
NorthWestern Corp
4.18%, 11/15/2044 300 352
Ohio Power Co
1.63%, 01/15/2031 150 141
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 159
2.75%, 06/01/2024 300 311
3.10%, 09/15/2049 430 449
5.25%, 09/30/2040 51 68
Pacific Gas and Electric Co
1.37%, 03/10/2023 190 189
2.10%, 08/01/2027 1,160 1,120
2.50%, 02/01/2031 320 305
3.30%, 08/01/2040 160 148
3.50%, 08/01/2050 1,160 1,075
4.20%, 06/01/2041 190 191
PacifiCorp
2.70%, 09/15/2030 1,000 1,029
2.90%, 06/15/2052 190 186
6.25%, 10/15/2037 92 128
PECO Energy Co
2.80%, 06/15/2050 425 416
2.85%, 09/15/2051 175 173
3.90%, 03/01/2048 200 233
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 82
3.95%, 06/01/2047 300 350
Progress Energy Inc
7.75%, 03/01/2031 136 189
Public Service Co of Colorado
1.88%, 06/15/2031 155 151
2.70%, 01/15/2051 495 475
3.70%, 06/15/2028 300 329
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 139
2.45%, 01/15/2030 160 163
3.00%, 05/15/2027 400 423
3.15%, 01/01/2050 160 167
3.25%, 09/01/2023 400 414
3.65%, 09/01/2042 200 221
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 321
Puget Sound Energy Inc
2.89%, 09/15/2051 170 167
3.25%, 09/15/2049 60 63
5.80%, 03/15/2040 351 481
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 163
3.32%, 04/15/2050 155 163
Sempra Energy
3.40%, 02/01/2028 300 319
3.80%, 02/01/2038 300 329
4.00%, 02/01/2048 400 445
6.00%, 10/15/2039 112 155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co
0.70%, 04/03/2023 $ 385 $ 383
2.25%, 06/01/2030 160 158
2.85%, 08/01/2029 125 129
3.65%, 02/01/2050 315 333
4.00%, 04/01/2047 585 645
5.50%, 03/15/2040 102 128
5.95%, 02/01/2038 617 797
Southern Co/The
1.75%, 03/15/2028 190 185
3.25%, 07/01/2026 570 603
3.75%, 09/15/2051
(f)
435 435
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
170 174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 40 39
5.25%, 07/15/2043 200 250
Southwestern Electric Power Co
3.85%, 02/01/2048 300 323
4.10%, 09/15/2028 400 443
6.20%, 03/15/2040 51 71
Tampa Electric Co
3.45%, 03/15/2051 185 202
4.35%, 05/15/2044 200 239
Tucson Electric Power Co
1.50%, 08/01/2030 455 425
3.25%, 05/01/2051 195 200
Union Electric Co
2.15%, 03/15/2032 190 186
2.63%, 03/15/2051 165 158
3.50%, 04/15/2024 500 522
Virginia Electric and Power Co
2.30%, 11/15/2031 195 196
2.45%, 12/15/2050 90 83
2.75%, 03/15/2023 500 509
2.88%, 07/15/2029 90 94
3.15%, 01/15/2026 30 32
4.20%, 05/15/2045 600 710
4.65%, 08/15/2043 250 313
6.00%, 05/15/2037 77 105
8.88%, 11/15/2038 10 18
WEC Energy Group Inc
0.55%, 09/15/2023 170 169
1.38%, 10/15/2027 165 159
2.20%, 12/15/2028 200 200
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 66
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 191
Xcel Energy Inc
0.50%, 10/15/2023 85 84
1.75%, 03/15/2027 280 277
2.60%, 12/01/2029 115 118
$ 56,550
Electrical Components & Equipment - 0.04%
Emerson Electric Co
0.88%, 10/15/2026 750 730
2.20%, 12/21/2031 400 398
$ 1,128
Electronics - 0.13%
Agilent Technologies Inc
2.10%, 06/04/2030 160 157
2.30%, 03/12/2031 195 193
Allegion US Holding Co Inc
3.55%, 10/01/2027 500 530

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Arrow Electronics Inc
4.50%, 03/01/2023 $ 200 $ 206
Fortive Corp
3.15%, 06/15/2026 535 567
Honeywell International Inc
1.10%, 03/01/2027 190 185
1.35%, 06/01/2025 75 75
1.75%, 09/01/2031 190 185
1.95%, 06/01/2030 310 308
2.30%, 08/15/2024 365 377
2.50%, 11/01/2026 50 52
2.70%, 08/15/2029 85 89
2.80%, 06/01/2050
(a)
160 166
3.81%, 11/21/2047 477 570
Jabil Inc
1.70%, 04/15/2026 190 190
Tyco Electronics Group SA
7.13%, 10/01/2037 14 21
$ 3,871
Environmental Control - 0.07%
Republic Services Inc
1.75%, 02/15/2032 90 85
2.30%, 03/01/2030 340 341
2.50%, 08/15/2024 215 221
2.90%, 07/01/2026 500 523
Waste Connections Inc
2.20%, 01/15/2032 385 377
Waste Management Inc
0.75%, 11/15/2025 90 87
2.00%, 06/01/2029 195 195
2.50%, 11/15/2050 180 171
$ 2,000
Federal & Federally Sponsored Credit - 0.01%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 385 381
Finance - Mortgage Loan/Banker - 1.16%
Fannie Mae
0.25%, 11/27/2023
(a)
1,480 1,467
0.50%, 06/17/2025 370 363
0.50%, 11/07/2025 360 351
0.75%, 10/08/2027 500 482
0.88%, 08/05/2030 2,250 2,120
2.13%, 04/24/2026 3,000 3,111
2.38%, 01/19/2023 500 510
2.50%, 02/05/2024 500 518
2.63%, 09/06/2024 750 784
5.63%, 07/15/2037 200 301
6.63%, 11/15/2030 602 850
7.13%, 01/15/2030 199 282
7.25%, 05/15/2030 280 403
Federal Home Loan Banks
0.13%, 03/17/2023 270 269
0.13%, 06/02/2023 385 382
0.13%, 08/28/2023 230 228
0.38%, 09/04/2025 170 165
2.13%, 06/09/2023 3,125 3,193
2.50%, 02/13/2024 1,000 1,036
3.25%, 11/16/2028 2,000 2,234
5.50%, 07/15/2036 700 1,015
Freddie Mac
0.13%, 10/16/2023 345 342
0.25%, 06/26/2023 3,125 3,110
0.25%, 08/24/2023 335 333
0.25%, 09/08/2023 505 502
0.25%, 11/06/2023 550 545
0.25%, 12/04/2023 1,970 1,951
0.38%, 09/23/2025
(a)
4,060 3,950
2.75%, 06/19/2023
(a)
1,625 1,676
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Freddie Mac   (continued)
6.25%, 07/15/2032 $ 231 $ 332
6.75%, 03/15/2031 577 829
$ 33,634
Food - 0.30%
Campbell Soup Co
3.95%, 03/15/2025 350 374
4.15%, 03/15/2028 160 178
Conagra Brands Inc
1.38%, 11/01/2027 125 119
3.20%, 01/25/2023 295 301
4.85%, 11/01/2028 205 237
5.30%, 11/01/2038 120 152
5.40%, 11/01/2048 120 162
General Mills Inc
2.25%, 10/14/2031 170 168
3.70%, 10/17/2023 300 314
4.00%, 04/17/2025 300 322
Hershey Co/The
1.70%, 06/01/2030 160 157
3.38%, 08/15/2046 350 389
J M Smucker Co/The
2.13%, 03/15/2032 195 189
Kellogg Co
2.10%, 06/01/2030 160 157
2.65%, 12/01/2023 417 430
3.25%, 04/01/2026 500 529
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 41
Kroger Co/The
1.70%, 01/15/2031 190 180
3.70%, 08/01/2027 300 327
3.95%, 01/15/2050 175 201
4.45%, 02/01/2047 55 67
5.15%, 08/01/2043 300 392
5.40%, 07/15/2040 25 33
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 184
1.85%, 02/15/2031 190 181
Mondelez International Inc
1.50%, 02/04/2031 105 98
2.63%, 09/04/2050 625 584
Sysco Corp
2.40%, 02/15/2030 135 135
2.45%, 12/14/2031
(a)
115 115
4.50%, 04/01/2046 300 349
4.85%, 10/01/2045 250 306
5.38%, 09/21/2035 500 629
Tyson Foods Inc
4.55%, 06/02/2047 520 644
$ 8,644
Forest Products & Paper - 0.05%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 531
Georgia-Pacific LLC
7.75%, 11/15/2029 51 71
8.00%, 01/15/2024 228 259
International Paper Co
4.80%, 06/15/2044 223 282
7.30%, 11/15/2039 25 38
Suzano Austria GmbH
2.50%, 09/15/2028 90 87
5.00%, 01/15/2030 300 329
$ 1,597

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0.10%
Atmos Energy Corp
1.50%, 01/15/2031 $ 165 $ 155
3.38%, 09/15/2049 165 175
4.13%, 10/15/2044 400 466
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 156
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024 155 160
NiSource Inc
0.95%, 08/15/2025 330 321
3.49%, 05/15/2027 20 21
3.60%, 05/01/2030 150 162
5.95%, 06/15/2041 402 550
ONE Gas Inc
0.85%, 03/11/2023 190 190
Southern California Gas Co
2.55%, 02/01/2030 160 164
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 154
3.15%, 09/30/2051 195 193
Washington Gas Light Co
3.65%, 09/15/2049 95 106
$ 2,973
Hand & Machine Tools - 0.03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 735 745
2.75%, 11/15/2050 175 168
$ 913
Healthcare - Products - 0.28%
Abbott Laboratories
1.15%, 01/30/2028 250 243
1.40%, 06/30/2030 330 318
3.75%, 11/30/2026 266 294
4.75%, 11/30/2036 40 51
4.90%, 11/30/2046 500 684
5.30%, 05/27/2040 200 276
Baxter International Inc
0.87%, 12/01/2023
(h)
395 393
1.73%, 04/01/2031 175 166
1.92%, 02/01/2027
(h)
395 397
2.27%, 12/01/2028
(h)
195 196
Boston Scientific Corp
1.90%, 06/01/2025 160 162
2.65%, 06/01/2030 160 163
3.45%, 03/01/2024 600 627
3.85%, 05/15/2025 270 290
4.70%, 03/01/2049 50 63
7.38%, 01/15/2040 51 79
Danaher Corp
2.60%, 10/01/2050 165 157
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 160
3.25%, 11/15/2039 155 166
Koninklijke Philips NV
5.00%, 03/15/2042 128 163
Medtronic Inc
4.38%, 03/15/2035 665 818
PerkinElmer Inc
0.85%, 09/15/2024 120 118
1.90%, 09/15/2028 155 151
Stryker Corp
3.50%, 03/15/2026 500 536
4.10%, 04/01/2043 200 235
4.63%, 03/15/2046 20 26
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 385 385
2.00%, 10/15/2031 190 187
2.60%, 10/01/2029 160 166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Thermo Fisher Scientific Inc   (continued)
2.80%, 10/15/2041 $ 250 $ 253
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 166
$ 8,089
Healthcare - Services - 0.58%
Aetna Inc
2.80%, 06/15/2023 35 36
3.50%, 11/15/2024 300 316
4.13%, 11/15/2042 100 113
6.63%, 06/15/2036 105 149
6.75%, 12/15/2037 112 162
Anthem Inc
0.45%, 03/15/2023 190 189
1.50%, 03/15/2026 190 190
2.88%, 09/15/2029 120 126
3.13%, 05/15/2050 600 615
3.30%, 01/15/2023 325 333
3.60%, 03/15/2051 190 211
3.65%, 12/01/2027 300 329
4.38%, 12/01/2047 300 365
4.63%, 05/15/2042 30 37
4.65%, 01/15/2043 115 144
Ascension Health
3.95%, 11/15/2046 500 611
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 275
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 272
CommonSpirit Health
4.35%, 11/01/2042 200 230
HCA Inc
2.38%, 07/15/2031 190 187
3.50%, 07/15/2051 190 194
4.50%, 02/15/2027 800 881
5.25%, 06/15/2026 750 843
Humana Inc
1.35%, 02/03/2027 190 185
2.15%, 02/03/2032 190 184
3.13%, 08/15/2029 85 89
4.50%, 04/01/2025 160 174
4.95%, 10/01/2044 325 418
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 246
4.15%, 05/01/2047 470 579
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 318
2.95%, 12/01/2029 310 323
4.70%, 02/01/2045 115 140
Mass General Brigham Inc
3.19%, 07/01/2049 315 334
4.12%, 07/01/2055 300 373
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 252
4.20%, 07/01/2055 250 316
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 462
Quest Diagnostics Inc
2.95%, 06/30/2030 155 161
UnitedHealth Group Inc
0.55%, 05/15/2024 195 193
1.25%, 01/15/2026 160 159
2.00%, 05/15/2030 160 159
2.30%, 05/15/2031 195 198
2.38%, 08/15/2024 250 259
2.75%, 05/15/2040 160 162
2.88%, 08/15/2029 175 185

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
2.90%, 05/15/2050 $ 160 $ 163
3.05%, 05/15/2041 195 204
3.25%, 05/15/2051 120 130
3.45%, 01/15/2027 540 588
3.50%, 08/15/2039 200 222
3.70%, 08/15/2049 350 403
4.25%, 06/15/2048 165 204
4.38%, 03/15/2042 750 914
4.45%, 12/15/2048 120 153
4.63%, 07/15/2035 30 37
4.75%, 07/15/2045 700 916
6.50%, 06/15/2037 77 114
$ 16,725
Home Builders - 0.01%
DR Horton Inc
1.30%, 10/15/2026 190 185
1.40%, 10/15/2027 165 160
$ 345
Insurance - 0.77%
Aflac Inc
1.13%, 03/15/2026 195 191
3.63%, 11/15/2024 230 246
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 536
Allstate Corp/The
0.75%, 12/15/2025 160 156
1.45%, 12/15/2030 160 151
3.28%, 12/15/2026 500 537
5.55%, 05/09/2035 200 262
American International Group Inc
3.75%, 07/10/2025 20 21
3.88%, 01/15/2035 750 829
4.20%, 04/01/2028 190 212
4.38%, 01/15/2055 30 37
4.70%, 07/10/2035 750 894
4.80%, 07/10/2045 50 64
Aon Corp
2.80%, 05/15/2030 160 165
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 245 249
2.90%, 08/23/2051 195 188
Arch Capital Finance LLC
5.03%, 12/15/2046 250 323
Arch Capital Group US Inc
5.14%, 11/01/2043 375 489
Athene Holding Ltd
4.13%, 01/12/2028 500 547
AXA SA
8.60%, 12/15/2030 38 55
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 158
1.85%, 03/12/2030 80 79
2.50%, 01/15/2051 190 176
2.85%, 10/15/2050 125 123
4.20%, 08/15/2048 285 346
4.25%, 01/15/2049 400 491
4.30%, 05/15/2043 300 359
5.75%, 01/15/2040 115 162
Berkshire Hathaway Inc
2.75%, 03/15/2023 30 31
3.13%, 03/15/2026 350 374
4.50%, 02/11/2043 25 31
Chubb Corp/The
6.50%, 05/15/2038 10 15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Chubb INA Holdings Inc
1.38%, 09/15/2030 $ 335 $ 316
2.85%, 12/15/2051 100 100
3.35%, 05/03/2026 30 32
4.35%, 11/03/2045 25 31
6.70%, 05/15/2036 250 366
CNA Financial Corp
2.05%, 08/15/2030 165 160
Equitable Holdings Inc
4.35%, 04/20/2028 605 678
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 163
3.60%, 08/19/2049 170 186
4.30%, 04/15/2043 250 294
Lincoln National Corp
4.00%, 09/01/2023 1,000 1,048
4.35%, 03/01/2048 55 66
7.00%, 06/15/2040 47 72
Loews Corp
2.63%, 05/15/2023 200 204
4.13%, 05/15/2043 200 231
Manulife Financial Corp
5.38%, 03/04/2046 250 350
Markel Corp
3.45%, 05/07/2052 250 258
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 151
3.88%, 03/15/2024 500 529
4.38%, 03/15/2029 50 57
4.90%, 03/15/2049 400 538
MetLife Inc
3.00%, 03/01/2025 300 315
3.60%, 04/10/2024 250 264
4.05%, 03/01/2045 750 891
4.37%, 09/15/2023 235 249
4.60%, 05/13/2046 225 288
4.88%, 11/13/2043 20 26
5.70%, 06/15/2035 164 220
6.40%, 12/15/2066 288 354
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.20%, 03/26/2030 160 173
4.35%, 04/25/2044 200 245
Prudential Financial Inc
2.10%, 03/10/2030 160 160
3.70%, 10/01/2050
(f)
165 167
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 717
3.91%, 12/07/2047 177 206
5.20%, 03/15/2044
(f)
350 364
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 34
5.70%, 09/15/2048
(f)
400 448
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 212
Travelers Cos Inc/The
3.05%, 06/08/2051 270 282
4.00%, 05/30/2047 400 478
6.25%, 06/15/2037 12 17
6.75%, 06/20/2036 51 75
Trinity Acquisition PLC
4.40%, 03/15/2026 500 547
W R Berkley Corp
4.00%, 05/12/2050 85 97

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Willis North America Inc
2.95%, 09/15/2029 $ 55 $ 56
3.60%, 05/15/2024 300 314
3.88%, 09/15/2049 165 179
XLIT Ltd
5.25%, 12/15/2043 400 552
$ 22,257
Internet - 0.44%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 193
3.15%, 02/09/2051 300 281
3.40%, 12/06/2027 325 344
3.60%, 11/28/2024 300 316
4.20%, 12/06/2047 575 632
4.40%, 12/06/2057 305 346
Alphabet Inc
0.80%, 08/15/2027 330 320
1.10%, 08/15/2030 165 156
1.90%, 08/15/2040 165 150
2.00%, 08/15/2026 30 31
2.05%, 08/15/2050 165 147
2.25%, 08/15/2060 165 147
3.38%, 02/25/2024 530 558
Amazon.com Inc
0.45%, 05/12/2024 365 361
1.20%, 06/03/2027 465 459
1.50%, 06/03/2030 465 451
1.65%, 05/12/2028 560 561
2.10%, 05/12/2031 365 370
2.40%, 02/22/2023 370 377
2.50%, 06/03/2050 765 728
2.88%, 05/12/2041 365 379
3.10%, 05/12/2051 365 390
3.15%, 08/22/2027 490 529
3.25%, 05/12/2061 385 414
3.80%, 12/05/2024 20 22
3.88%, 08/22/2037 340 400
4.05%, 08/22/2047 30 36
4.80%, 12/05/2034 30 38
4.95%, 12/05/2044 515 703
Baidu Inc
1.72%, 04/09/2026 200 198
2.38%, 10/09/2030 200 194
3.08%, 04/07/2025 200 207
4.13%, 06/30/2025
(a)
500 538
eBay Inc
1.90%, 03/11/2025 160 162
2.60%, 05/10/2031 195 197
3.45%, 08/01/2024 605 635
4.00%, 07/15/2042 100 112
Expedia Group Inc
2.95%, 03/15/2031 720 719
$ 12,801
Iron & Steel - 0.08%
Nucor Corp
2.00%, 06/01/2025 155 158
4.00%, 08/01/2023 500 521
Steel Dynamics Inc
1.65%, 10/15/2027 85 83
2.40%, 06/15/2025 40 41
2.80%, 12/15/2024 500 520
Vale Overseas Ltd
6.25%, 08/10/2026 400 463
6.88%, 11/21/2036 317 421
8.25%, 01/17/2034 38 53
$ 2,260
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.04%
Las Vegas Sands Corp
3.20%, 08/08/2024 $ 170 $ 173
3.50%, 08/18/2026 85 86
3.90%, 08/08/2029 170 171
Marriott International Inc/MD
2.85%, 04/15/2031 195 194
Sands China Ltd
2.30%, 03/08/2027
(h)
400 377
5.40%, 08/08/2028 200 215
$ 1,216
Machinery - Construction & Mining - 0.09%
Caterpillar Financial Services Corp
0.25%, 03/01/2023 190 190
0.45%, 09/14/2023 735 732
0.45%, 05/17/2024 195 193
0.65%, 07/07/2023 165 165
0.80%, 11/13/2025 180 177
1.10%, 09/14/2027
(a)
335 325
1.15%, 09/14/2026 195 192
Caterpillar Inc
2.60%, 04/09/2030 150 156
3.25%, 09/19/2049 160 175
3.40%, 05/15/2024 30 31
3.80%, 08/15/2042 105 122
6.05%, 08/15/2036 132 186
$ 2,644
Machinery - Diversified - 0.16%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 196
1.88%, 01/15/2026 165 165
Deere & Co
2.88%, 09/07/2049 165 170
3.10%, 04/15/2030 160 172
3.90%, 06/09/2042 30 36
5.38%, 10/16/2029 500 619
Dover Corp
5.38%, 03/01/2041 77 100
John Deere Capital Corp
0.25%, 01/17/2023 190 190
0.40%, 10/10/2023 165 164
0.70%, 07/05/2023 510 510
0.70%, 01/15/2026 155 150
1.05%, 06/17/2026 190 187
1.20%, 04/06/2023 120 121
1.50%, 03/06/2028 190 187
2.00%, 06/17/2031 195 195
2.05%, 01/09/2025 160 164
2.80%, 03/06/2023 20 21
2.80%, 07/18/2029 385 406
Otis Worldwide Corp
2.06%, 04/05/2025 160 163
2.57%, 02/15/2030 160 162
3.36%, 02/15/2050 160 169
Rockwell Automation Inc
1.75%, 08/15/2031 135 131
2.80%, 08/15/2061 190 186
$ 4,564
Media - 0.94%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 376
2.30%, 02/01/2032 145 138
2.80%, 04/01/2031 405 401
3.50%, 06/01/2041 380 370
3.70%, 04/01/2051 405 392
3.85%, 04/01/2061 145 137
3.90%, 06/01/2052 195 196
4.40%, 12/01/2061 95 98

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital   (continued)
4.80%, 03/01/2050 $ 545 $ 610
4.91%, 07/23/2025 900 991
5.75%, 04/01/2048 605 754
6.48%, 10/23/2045 435 594
Comcast Corp
1.50%, 02/15/2031 165 156
2.35%, 01/15/2027 60 62
2.45%, 08/15/2052 165 148
2.65%, 02/01/2030 125 130
2.65%, 08/15/2062 165 146
2.89%, 11/01/2051
(h)
1,447 1,401
2.94%, 11/01/2056
(h)
2,183 2,079
2.99%, 11/01/2063
(h)
660 626
3.15%, 03/01/2026 30 32
3.25%, 11/01/2039 245 258
3.38%, 08/15/2025 525 561
3.40%, 07/15/2046 20 21
3.45%, 02/01/2050 485 518
3.55%, 05/01/2028 125 137
3.70%, 04/15/2024 1,250 1,328
3.75%, 04/01/2040 860 963
3.90%, 03/01/2038 150 170
4.00%, 08/15/2047 30 35
4.00%, 03/01/2048 400 461
4.00%, 11/01/2049 20 23
4.15%, 10/15/2028 500 568
4.25%, 01/15/2033 120 140
5.65%, 06/15/2035 20 26
7.05%, 03/15/2033 15 22
Discovery Communications LLC
3.63%, 05/15/2030 180 192
3.95%, 06/15/2025 400 426
3.95%, 03/20/2028 500 543
4.00%, 09/15/2055 601 635
Fox Corp
3.05%, 04/07/2025 40 42
5.48%, 01/25/2039 200 258
5.58%, 01/25/2049 500 682
Grupo Televisa SAB
4.63%, 01/30/2026 500 540
NBCUniversal Media LLC
4.45%, 01/15/2043 10 12
Thomson Reuters Corp
5.85%, 04/15/2040 25 35
Time Warner Cable LLC
5.50%, 09/01/2041 340 412
5.88%, 11/15/2040 20 25
6.55%, 05/01/2037 176 230
6.75%, 06/15/2039 77 105
7.30%, 07/01/2038 300 425
Time Warner Entertainment Co LP
8.38%, 07/15/2033 95 138
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 113
7.00%, 03/01/2032 51 72
ViacomCBS Inc
3.50%, 01/15/2025 400 422
4.00%, 01/15/2026 515 556
4.20%, 05/19/2032 200 226
4.38%, 03/15/2043 435 495
4.85%, 07/01/2042 200 238
6.88%, 04/30/2036 181 259
7.88%, 07/30/2030 178 246
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The
1.75%, 08/30/2024 $ 325 $ 330
1.75%, 01/13/2026 635 642
2.00%, 09/01/2029 245 244
2.20%, 01/13/2028 860 876
2.65%, 01/13/2031 395 411
2.75%, 09/01/2049 325 314
3.35%, 03/24/2025 120 128
3.50%, 05/13/2040 160 175
3.60%, 01/13/2051 160 181
3.70%, 03/23/2027 120 132
4.63%, 03/23/2040 240 298
4.75%, 11/15/2046 230 301
4.95%, 10/15/2045 350 461
6.20%, 12/15/2034 154 215
6.40%, 12/15/2035 98 140
$ 27,243
Metal Fabrication & Hardware - 0.01%
Precision Castparts Corp
2.50%, 01/15/2023 100 101
3.25%, 06/15/2025 25 27
4.38%, 06/15/2045 250 309
$ 437
Mining - 0.16%
Barrick Gold Corp
5.25%, 04/01/2042 20 26
Barrick North America Finance LLC
5.75%, 05/01/2043 355 482
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 122
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 592
5.00%, 09/30/2043 270 357
Newmont Corp
2.25%, 10/01/2030 610 601
2.60%, 07/15/2032 140 140
4.88%, 03/15/2042 20 25
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 106
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 174
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 420
Southern Copper Corp
5.88%, 04/23/2045 350 481
6.75%, 04/16/2040 258 361
Teck Resources Ltd
3.90%, 07/15/2030 695 747
$ 4,634
Miscellaneous Manufacturers - 0.22%
3M Co
1.75%, 02/14/2023 65 66
2.00%, 02/14/2025 130 133
2.38%, 08/26/2029 500 513
3.25%, 08/26/2049
(a)
850 926
Eaton Corp
3.10%, 09/15/2027 575 612
4.00%, 11/02/2032 100 115
4.15%, 11/02/2042 50 58
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 1,081 1,290
General Electric Co
6.75%, 03/15/2032 483 659
Illinois Tool Works Inc
2.65%, 11/15/2026 500 524
3.50%, 03/01/2024 350 367

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 $ 600 $ 655
4.65%, 11/01/2044 300 370
$ 6,288
Oil & Gas - 0.96%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 442
2.77%, 11/10/2050 625 589
2.94%, 06/04/2051 190 182
3.00%, 02/24/2050 160 157
3.00%, 03/17/2052 195 191
3.06%, 06/17/2041 385 390
3.19%, 04/06/2025 275 290
3.54%, 04/06/2027 275 297
3.59%, 04/14/2027 30 32
BP Capital Markets PLC
3.28%, 09/19/2027 175 188
3.72%, 11/28/2028 40 44
3.81%, 02/10/2024 400 422
Canadian Natural Resources Ltd
2.95%, 01/15/2023 30 31
3.85%, 06/01/2027 655 702
4.95%, 06/01/2047 20 25
6.25%, 03/15/2038 250 329
Chevron Corp
1.14%, 05/11/2023 85 85
1.55%, 05/11/2025 85 86
2.00%, 05/11/2027 160 162
2.24%, 05/11/2030 160 162
2.95%, 05/16/2026 355 376
3.08%, 05/11/2050 160 170
Chevron USA Inc
0.43%, 08/11/2023 250 249
0.69%, 08/12/2025 330 323
1.02%, 08/12/2027 165 159
2.34%, 08/12/2050 165 152
3.25%, 10/15/2029 325 351
Conoco Funding Co
7.25%, 10/15/2031 200 282
ConocoPhillips
4.30%, 08/15/2028
(h)
300 338
4.88%, 10/01/2047
(h)
120 158
6.50%, 02/01/2039 169 245
ConocoPhillips Co
4.30%, 11/15/2044 420 503
6.95%, 04/15/2029 202 266
Devon Energy Corp
5.00%, 06/15/2045 10 12
5.60%, 07/15/2041 425 533
Diamondback Energy Inc
2.88%, 12/01/2024 155 161
3.25%, 12/01/2026 155 163
EOG Resources Inc
2.63%, 03/15/2023 200 203
4.15%, 01/15/2026 350 382
Equinor ASA
1.75%, 01/22/2026 160 161
2.45%, 01/17/2023 30 31
2.65%, 01/15/2024 400 412
2.88%, 04/06/2025 145 151
3.00%, 04/06/2027 645 680
3.25%, 11/18/2049 450 477
3.63%, 04/06/2040 145 161
5.10%, 08/17/2040 263 345
Exxon Mobil Corp
1.57%, 04/15/2023 230 233
2.02%, 08/16/2024 400 410
2.28%, 08/16/2026 500 516
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Exxon Mobil Corp   (continued)
2.44%, 08/16/2029 $ 150 $ 154
2.61%, 10/15/2030 305 316
2.99%, 03/19/2025 305 321
3.00%, 08/16/2039 150 152
3.10%, 08/16/2049 450 456
3.45%, 04/15/2051 805 872
4.23%, 03/19/2040 305 360
Hess Corp
5.60%, 02/15/2041 51 63
7.13%, 03/15/2033 221 296
7.30%, 08/15/2031 25 33
HollyFrontier Corp
5.88%, 04/01/2026 475 533
Marathon Oil Corp
6.60%, 10/01/2037 223 291
Marathon Petroleum Corp
3.63%, 09/15/2024 400 421
5.00%, 09/15/2054 200 237
5.13%, 12/15/2026 300 341
Phillips 66
1.30%, 02/15/2026 90 88
2.15%, 12/15/2030 410 395
3.85%, 04/09/2025 490 522
5.88%, 05/01/2042 128 176
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 184
1.90%, 08/15/2030 165 157
2.15%, 01/15/2031 190 183
Shell International Finance BV
0.38%, 09/15/2023 170 169
2.00%, 11/07/2024 155 159
2.38%, 11/07/2029 155 158
2.50%, 09/12/2026 330 345
2.75%, 04/06/2030 600 627
2.88%, 11/26/2041 380 380
3.13%, 11/07/2049 155 159
3.25%, 04/06/2050 600 638
3.63%, 08/21/2042 100 110
4.00%, 05/10/2046 245 285
4.38%, 05/11/2045 490 595
4.55%, 08/12/2043 35 44
5.50%, 03/25/2040 25 34
6.38%, 12/15/2038 43 63
Suncor Energy Inc
2.80%, 05/15/2023 160 164
3.75%, 03/04/2051 190 204
4.00%, 11/15/2047 90 100
5.95%, 05/15/2035 400 514
6.50%, 06/15/2038 428 585
6.80%, 05/15/2038 12 17
6.85%, 06/01/2039 5 7
TotalEnergies Capital International SA
2.43%, 01/10/2025 85 88
2.83%, 01/10/2030 85 89
2.99%, 06/29/2041 370 375
3.13%, 05/29/2050 510 523
3.39%, 06/29/2060 370 392
3.46%, 07/12/2049 85 92
Valero Energy Corp
2.80%, 12/01/2031 395 394
2.85%, 04/15/2025 170 176
6.63%, 06/15/2037 234 315
7.50%, 04/15/2032 15 21
$ 27,782

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0.06%
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor Inc
2.06%, 12/15/2026 $ 200 $ 202
2.77%, 12/15/2022 155 158
3.14%, 11/07/2029 155 163
3.34%, 12/15/2027 165 176
4.08%, 12/15/2047 170 193
Halliburton Co
3.80%, 11/15/2025 62 67
4.50%, 11/15/2041 51 56
4.85%, 11/15/2035 275 323
7.45%, 09/15/2039 10 15
NOV Inc
3.60%, 12/01/2029 155 160
3.95%, 12/01/2042 200 196
Schlumberger Investment SA
2.65%, 06/26/2030 165 169
$ 1,878
Packaging & Containers - 0.04%
Packaging Corp of America
3.00%, 12/15/2029 310 324
3.05%, 10/01/2051 165 164
4.05%, 12/15/2049 155 181
WestRock RKT LLC
4.00%, 03/01/2023 500 514
WRKCo Inc
3.00%, 06/15/2033 80 82
$ 1,265
Pharmaceuticals - 1.56%
AbbVie Inc
2.60%, 11/21/2024 465 483
2.95%, 11/21/2026 310 327
3.20%, 05/14/2026 335 355
3.20%, 11/21/2029 775 829
3.75%, 11/14/2023 350 366
3.80%, 03/15/2025 330 351
3.85%, 06/15/2024 445 471
4.05%, 11/21/2039 385 442
4.25%, 11/14/2028 220 249
4.25%, 11/21/2049 620 745
4.30%, 05/14/2036 170 200
4.40%, 11/06/2042 200 239
4.45%, 05/14/2046 280 339
4.50%, 05/14/2035 300 359
4.63%, 10/01/2042 100 122
4.70%, 05/14/2045 330 409
4.75%, 03/15/2045 235 293
4.88%, 11/14/2048 210 271
AmerisourceBergen Corp
3.40%, 05/15/2024 250 261
Astrazeneca Finance LLC
0.70%, 05/28/2024 295 293
1.75%, 05/28/2028 195 194
2.25%, 05/28/2031 190 191
AstraZeneca PLC
0.30%, 05/26/2023 180 179
0.70%, 04/08/2026 125 121
1.38%, 08/06/2030 165 156
2.13%, 08/06/2050 85 75
3.00%, 05/28/2051 155 162
3.38%, 11/16/2025 905 971
4.00%, 09/18/2042 125 149
4.38%, 11/16/2045 185 237
4.38%, 08/17/2048 90 116
6.45%, 09/15/2037 164 241
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Becton Dickinson and Co
1.96%, 02/11/2031 $ 190 $ 183
2.82%, 05/20/2030 160 166
3.36%, 06/06/2024 10 11
3.70%, 06/06/2027 900 981
3.73%, 12/15/2024 54 57
4.67%, 06/06/2047 35 44
4.69%, 12/15/2044 196 247
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 175
1.13%, 11/13/2027 315 308
1.45%, 11/13/2030 180 172
2.55%, 11/13/2050 180 170
2.90%, 07/26/2024 389 407
3.25%, 02/20/2023 384 394
3.25%, 08/01/2042 300 319
3.40%, 07/26/2029 540 591
3.90%, 02/20/2028 185 206
4.13%, 06/15/2039 230 272
4.25%, 10/26/2049 430 531
4.35%, 11/15/2047 150 185
4.55%, 02/20/2048 185 236
5.00%, 08/15/2045 23 31
Cardinal Health Inc
3.08%, 06/15/2024 50 52
3.20%, 03/15/2023 200 205
3.41%, 06/15/2027 200 215
4.60%, 03/15/2043 100 115
Cigna Corp
0.61%, 03/15/2024 90 89
1.25%, 03/15/2026 370 365
2.40%, 03/15/2030 860 868
3.20%, 03/15/2040 160 166
3.40%, 03/15/2051 185 193
3.75%, 07/15/2023 272 283
4.13%, 11/15/2025 270 295
4.38%, 10/15/2028 750 852
4.80%, 08/15/2038 400 492
4.80%, 07/15/2046 25 32
4.90%, 12/15/2048 360 465
6.13%, 11/15/2041 16 23
CVS Health Corp
1.30%, 08/21/2027 165 160
1.75%, 08/21/2030 165 157
1.88%, 02/28/2031 185 178
2.63%, 08/15/2024 420 435
2.70%, 08/21/2040 750 722
3.00%, 08/15/2026 375 396
3.25%, 08/15/2029 170 181
4.30%, 03/25/2028 219 246
4.78%, 03/25/2038 485 590
5.05%, 03/25/2048 980 1,281
5.13%, 07/20/2045 370 481
5.30%, 12/05/2043 25 33
Eli Lilly & Co
2.25%, 05/15/2050 390 357
2.50%, 09/15/2060 160 150
3.95%, 03/15/2049 400 484
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 646
3.88%, 05/15/2028 545 610
5.38%, 04/15/2034 500 661
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 165 164
Johnson & Johnson
0.55%, 09/01/2025 370 362
0.95%, 09/01/2027 370 362
1.30%, 09/01/2030 740 713

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson   (continued)
2.10%, 09/01/2040 $ 370 $ 350
2.25%, 09/01/2050 370 341
2.45%, 03/01/2026 30 31
2.45%, 09/01/2060 370 349
3.50%, 01/15/2048 90 103
3.63%, 03/03/2037 20 23
3.70%, 03/01/2046 225 264
3.75%, 03/03/2047 30 35
4.95%, 05/15/2033 201 257
McKesson Corp
0.90%, 12/03/2025 185 179
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 322
Merck & Co Inc
0.75%, 02/24/2026 80 78
1.45%, 06/24/2030 365 350
1.70%, 06/10/2027 340 342
1.90%, 12/10/2028 190 191
2.15%, 12/10/2031 380 381
2.35%, 06/24/2040 285 272
2.75%, 02/10/2025 385 403
2.75%, 12/10/2051 235 233
2.80%, 05/18/2023 230 237
3.60%, 09/15/2042 100 112
3.70%, 02/10/2045 10 12
3.90%, 03/07/2039 115 135
4.00%, 03/07/2049 170 206
4.15%, 05/18/2043 200 243
Novartis Capital Corp
1.75%, 02/14/2025 325 330
2.00%, 02/14/2027 325 330
2.20%, 08/14/2030 160 162
2.75%, 08/14/2050 160 162
3.00%, 11/20/2025 500 530
4.40%, 05/06/2044 350 447
Pfizer Inc
0.80%, 05/28/2025 445 440
1.70%, 05/28/2030 195 191
1.75%, 08/18/2031 155 151
2.55%, 05/28/2040 450 449
2.63%, 04/01/2030 160 169
2.70%, 05/28/2050 190 191
3.00%, 06/15/2023 530 549
3.45%, 03/15/2029 210 231
4.00%, 03/15/2049 140 171
4.40%, 05/15/2044 30 37
5.60%, 09/15/2040 380 534
7.20%, 03/15/2039 176 284
Sanofi
3.38%, 06/19/2023 400 415
3.63%, 06/19/2028 400 449
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 557
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 397
3.18%, 07/09/2050 405 408
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 642
5.25%, 06/15/2046 170 208
Viatris Inc
2.30%, 06/22/2027 120 121
2.70%, 06/22/2030 160 161
3.85%, 06/22/2040 120 127
4.00%, 06/22/2050 160 170
Wyeth LLC
5.95%, 04/01/2037 91 128
6.50%, 02/01/2034 144 206
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc
2.00%, 05/15/2030 $ 350 $ 345
3.00%, 05/15/2050 175 182
3.25%, 02/01/2023 100 102
3.95%, 09/12/2047 5 6
$ 45,392
Pipelines - 0.89%
Boardwalk Pipelines LP
3.38%, 02/01/2023 200 204
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 332
Columbia Pipeline Group Inc
5.80%, 06/01/2045 250 331
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043
(h)
300 364
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 156
Enbridge Inc
1.60%, 10/04/2026 60 59
2.50%, 01/15/2025 155 159
2.50%, 08/01/2033 390 383
3.13%, 11/15/2029 155 162
3.40%, 08/01/2051 390 395
5.50%, 12/01/2046 30 41
Energy Transfer LP
2.90%, 05/15/2025 315 325
3.45%, 01/15/2023 200 204
3.60%, 02/01/2023 15 15
3.75%, 05/15/2030 160 170
4.75%, 01/15/2026 50 55
4.95%, 01/15/2043 200 214
5.00%, 05/15/2044 500 537
5.15%, 03/15/2045 400 452
5.25%, 04/15/2029 400 458
5.30%, 04/15/2047 15 17
5.35%, 05/15/2045 15 17
5.95%, 10/01/2043 350 421
6.13%, 12/15/2045 525 653
6.25%, 04/15/2049 500 653
6.50%, 02/01/2042 402 518
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 125
3.30%, 02/15/2053 65 65
3.35%, 03/15/2023 300 307
3.70%, 02/15/2026 525 563
3.70%, 01/31/2051 250 262
3.75%, 02/15/2025 500 531
3.90%, 02/15/2024 250 263
4.25%, 02/15/2048 155 175
4.85%, 08/15/2042 300 358
4.85%, 03/15/2044 430 518
4.90%, 05/15/2046 400 484
6.13%, 10/15/2039 123 166
6.45%, 09/01/2040 177 245
6.88%, 03/01/2033 15 20
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 200 207
4.70%, 11/01/2042 200 226
5.00%, 03/01/2043 100 117
5.40%, 09/01/2044 400 486
6.38%, 03/01/2041 128 170
6.50%, 09/01/2039 112 149
6.95%, 01/15/2038 112 155
7.40%, 03/15/2031 177 236
Kinder Morgan Inc
1.75%, 11/15/2026 190 189
2.00%, 02/15/2031 310 295
3.15%, 01/15/2023 500 511

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Inc   (continued)
3.25%, 08/01/2050 $ 310 $ 297
3.60%, 02/15/2051 155 156
4.30%, 06/01/2025 55 59
5.05%, 02/15/2046 15 18
5.55%, 06/01/2045 50 63
MPLX LP
1.75%, 03/01/2026 165 163
4.13%, 03/01/2027 425 465
4.25%, 12/01/2027 400 443
4.50%, 07/15/2023 30 31
4.50%, 04/15/2038 220 246
4.70%, 04/15/2048 185 213
4.88%, 12/01/2024 30 33
4.90%, 04/15/2058 60 69
5.20%, 03/01/2047 330 404
5.20%, 12/01/2047 200 243
5.50%, 02/15/2049 170 217
ONEOK Inc
2.20%, 09/15/2025 160 162
2.75%, 09/01/2024 175 180
3.40%, 09/01/2029 100 104
4.45%, 09/01/2049 500 552
ONEOK Partners LP
5.00%, 09/15/2023 250 263
Plains All American Pipeline LP / PAA Finance
Corp
2.85%, 01/31/2023 200 203
4.30%, 01/31/2043 200 201
4.50%, 12/15/2026 300 329
4.65%, 10/15/2025 15 16
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 404
5.63%, 03/01/2025 390 433
5.75%, 05/15/2024 300 326
5.88%, 06/30/2026 345 396
Spectra Energy Partners LP
5.95%, 09/25/2043 200 277
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 135
TransCanada PipeLines Ltd
2.50%, 10/12/2031 195 194
4.25%, 05/15/2028 300 335
4.75%, 05/15/2038 300 357
4.88%, 05/15/2048 420 534
5.60%, 03/31/2034 300 375
6.10%, 06/01/2040 25 35
7.25%, 08/15/2038 51 76
Williams Cos Inc/The
2.60%, 03/15/2031 1,090 1,083
3.50%, 10/15/2051 195 197
3.75%, 06/15/2027 400 432
3.90%, 01/15/2025 350 372
5.10%, 09/15/2045 180 221
6.30%, 04/15/2040 343 464
$ 25,894
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 321
Regional Authority - 0.34%
Province of Alberta Canada
1.00%, 05/20/2025 555 550
3.30%, 03/15/2028 850 931
Province of British Columbia Canada
0.90%, 07/20/2026 385 377
1.30%, 01/29/2031 185 178
6.50%, 01/15/2026 18 22
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Manitoba Canada
1.50%, 10/25/2028 $ 190 $ 188
3.05%, 05/14/2024 500 524
Province of Ontario Canada
0.63%, 01/21/2026 95 92
1.05%, 04/14/2026 380 375
1.13%, 10/07/2030 325 307
1.75%, 01/24/2023 2,015 2,039
2.00%, 10/02/2029 400 406
3.20%, 05/16/2024 250 263
3.40%, 10/17/2023 305 319
Province of Quebec Canada
0.60%, 07/23/2025 1,145 1,119
1.35%, 05/28/2030 760 735
1.50%, 02/11/2025 295 299
2.63%, 02/13/2023 1,000 1,023
7.50%, 09/15/2029 64 89
$ 9,836
REITs - 0.92%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 235
2.75%, 12/15/2029 80 82
3.00%, 05/18/2051 190 188
3.38%, 08/15/2031 115 124
4.00%, 02/01/2050 85 99
4.90%, 12/15/2030 80 96
American Campus Communities Operating
Partnership LP
2.25%, 01/15/2029 115 114
2.85%, 02/01/2030 155 158
3.63%, 11/15/2027 300 320
American Tower Corp
0.60%, 01/15/2024 360 356
1.30%, 09/15/2025 80 79
1.60%, 04/15/2026 190 188
1.88%, 10/15/2030 165 156
2.90%, 01/15/2030 160 164
2.95%, 01/15/2051 180 171
3.38%, 10/15/2026 500 531
3.50%, 01/31/2023 530 544
3.70%, 10/15/2049 165 176
AvalonBay Communities Inc
1.90%, 12/01/2028 200 197
2.05%, 01/15/2032 195 193
2.30%, 03/01/2030 160 162
4.20%, 12/15/2023 400 422
Boston Properties LP
2.55%, 04/01/2032 155 154
2.75%, 10/01/2026 550 572
2.90%, 03/15/2030 415 423
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 317
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 20 21
Corporate Office Properties LP
2.75%, 04/15/2031 195 194
Crown Castle International Corp
1.05%, 07/15/2026 380 367
1.35%, 07/15/2025 370 365
2.50%, 07/15/2031 190 189
2.90%, 04/01/2041 190 185
3.10%, 11/15/2029 150 157
3.20%, 09/01/2024 400 417
3.25%, 01/15/2051 370 364
3.30%, 07/01/2030 155 164
4.00%, 11/15/2049 110 121

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CubeSmart LP
2.00%, 02/15/2031 $ 125 $ 120
2.25%, 12/15/2028 200 200
Digital Realty Trust LP
4.45%, 07/15/2028 250 282
Duke Realty LP
1.75%, 07/01/2030 160 152
2.25%, 01/15/2032 195 191
2.88%, 11/15/2029 75 78
4.00%, 09/15/2028 400 447
Equinix Inc
1.00%, 09/15/2025 165 160
1.25%, 07/15/2025 160 157
1.80%, 07/15/2027 160 157
2.50%, 05/15/2031 195 195
2.63%, 11/18/2024 155 160
3.20%, 11/18/2029 260 273
3.40%, 02/15/2052 195 199
ERP Operating LP
1.85%, 08/01/2031 385 374
2.50%, 02/15/2030 125 128
Essex Portfolio LP
1.70%, 03/01/2028 190 185
3.00%, 01/15/2030 170 178
4.00%, 03/01/2029 300 332
4.50%, 03/15/2048 300 365
Federal Realty Investment Trust
1.25%, 02/15/2026 170 167
4.50%, 12/01/2044 250 296
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 180
5.38%, 04/15/2026 300 334
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 170 161
Healthpeak Properties Inc
2.13%, 12/01/2028 165 165
3.00%, 01/15/2030 150 157
3.40%, 02/01/2025 19 20
6.75%, 02/01/2041 300 448
Kilroy Realty LP
2.50%, 11/15/2032 165 160
Kimco Realty Corp
2.25%, 12/01/2031 195 190
2.70%, 10/01/2030 165 167
3.70%, 10/01/2049 330 351
Life Storage LP
2.20%, 10/15/2030 85 83
2.40%, 10/15/2031 195 192
Mid-America Apartments LP
1.70%, 02/15/2031 125 119
4.00%, 11/15/2025 500 540
National Retail Properties Inc
4.80%, 10/15/2048 200 250
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 321
4.95%, 04/01/2024 750 801
Prologis LP
1.25%, 10/15/2030 165 153
2.13%, 04/15/2027 145 147
2.25%, 04/15/2030 140 141
3.00%, 04/15/2050 110 113
3.88%, 09/15/2028 250 280
Public Storage
0.88%, 02/15/2026 145 141
1.85%, 05/01/2028 380 379
2.25%, 11/09/2031 200 201
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Realty Income Corp
0.75%, 03/15/2026 $ 430 $ 413
2.20%, 06/15/2028 180 182
3.10%, 12/15/2029 375 398
3.25%, 01/15/2031 165 177
Simon Property Group LP
1.75%, 02/01/2028 190 186
2.00%, 09/13/2024 915 931
2.45%, 09/13/2029 140 141
3.25%, 11/30/2026 500 535
3.25%, 09/13/2049 140 143
3.50%, 09/01/2025 165 176
4.25%, 11/30/2046 130 154
6.75%, 02/01/2040 25 37
Spirit Realty LP
2.10%, 03/15/2028 190 185
UDR Inc
2.10%, 08/01/2032 565 537
3.20%, 01/15/2030 165 173
Ventas Realty LP
3.00%, 01/15/2030 200 206
3.50%, 04/15/2024 300 314
5.70%, 09/30/2043 300 404
Welltower Inc
2.75%, 01/15/2032 195 197
3.63%, 03/15/2024 600 631
4.13%, 03/15/2029 300 335
Weyerhaeuser Co
7.38%, 03/15/2032 300 422
WP Carey Inc
2.40%, 02/01/2031 85 84
$ 26,716
Retail - 0.65%
AutoZone Inc
1.65%, 01/15/2031 165 155
3.75%, 06/01/2027 250 273
Costco Wholesale Corp
1.38%, 06/20/2027 155 154
1.60%, 04/20/2030 155 150
1.75%, 04/20/2032 155 151
2.75%, 05/18/2024 50 52
3.00%, 05/18/2027 150 161
Dollar General Corp
4.15%, 11/01/2025 500 543
Dollar Tree Inc
4.20%, 05/15/2028 185 206
Home Depot Inc/The
0.90%, 03/15/2028 190 181
1.88%, 09/15/2031 195 192
2.13%, 09/15/2026 250 258
2.38%, 03/15/2051 190 175
2.70%, 04/01/2023 30 31
2.75%, 09/15/2051 195 194
2.95%, 06/15/2029 435 463
3.50%, 09/15/2056 305 344
3.75%, 02/15/2024 380 401
3.90%, 06/15/2047 30 35
4.20%, 04/01/2043 520 628
4.25%, 04/01/2046 590 734
4.40%, 03/15/2045 1,020 1,273
5.95%, 04/01/2041 351 504
Kohl's Corp
5.55%, 07/17/2045 250 292
Lowe's Cos Inc
1.30%, 04/15/2028 165 158
1.70%, 10/15/2030 165 157
3.00%, 10/15/2050 50 49
3.10%, 05/03/2027 530 566

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe’s Cos Inc   (continued)
3.65%, 04/05/2029 $ 465 $ 510
3.70%, 04/15/2046 40 44
4.00%, 04/15/2025 160 173
4.05%, 05/03/2047 30 35
4.38%, 09/15/2045 500 598
5.00%, 04/15/2040 160 201
McDonald's Corp
1.45%, 09/01/2025 160 161
2.13%, 03/01/2030 160 159
2.63%, 09/01/2029 415 428
3.38%, 05/26/2025 500 531
3.50%, 07/01/2027 325 352
3.63%, 09/01/2049 115 127
3.70%, 02/15/2042 128 141
4.70%, 12/09/2035 25 30
4.88%, 07/15/2040 9 11
4.88%, 12/09/2045 250 321
6.30%, 10/15/2037 262 368
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 80
3.85%, 06/15/2023 300 310
4.35%, 06/01/2028 300 338
Starbucks Corp
2.00%, 03/12/2027 160 162
3.55%, 08/15/2029 500 546
3.85%, 10/01/2023 530 553
4.45%, 08/15/2049 300 369
Target Corp
2.35%, 02/15/2030 320 329
2.50%, 04/15/2026 500 523
TJX Cos Inc/The
1.15%, 05/15/2028 130 125
1.60%, 05/15/2031 130 125
2.50%, 05/15/2023 500 509
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 148 158
Walmart Inc
1.05%, 09/17/2026 185 183
1.50%, 09/22/2028 185 184
1.80%, 09/22/2031 195 193
2.50%, 09/22/2041 195 197
2.65%, 09/22/2051 185 189
2.85%, 07/08/2024 575 601
2.95%, 09/24/2049 245 262
3.95%, 06/28/2038 185 221
$ 18,827
Semiconductors - 0.59%
Analog Devices Inc
2.10%, 10/01/2031 135 135
2.80%, 10/01/2041 195 197
Applied Materials Inc
1.75%, 06/01/2030 160 157
3.30%, 04/01/2027 35 38
3.90%, 10/01/2025 500 545
4.35%, 04/01/2047 40 51
5.10%, 10/01/2035 250 324
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 910 987
Broadcom Inc
1.95%, 02/15/2028
(h)
150 148
2.60%, 02/15/2033
(h)
405 395
3.14%, 11/15/2035
(h)
640 644
3.19%, 11/15/2036
(h)
14 14
3.42%, 04/15/2033
(h)
460 482
3.47%, 04/15/2034
(h)
350 366
3.50%, 02/15/2041
(h)
200 205
3.75%, 02/15/2051
(h)
50 52
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc   (continued)
4.15%, 11/15/2030 $ 271 $ 301
4.30%, 11/15/2032 185 208
4.75%, 04/15/2029 730 831
Intel Corp
2.00%, 08/12/2031 190 189
2.45%, 11/15/2029 310 321
2.60%, 05/19/2026 530 557
3.05%, 08/12/2051 190 194
3.15%, 05/11/2027 540 579
3.20%, 08/12/2061 190 195
3.25%, 11/15/2049 315 333
3.40%, 03/25/2025 160 170
3.73%, 12/08/2047 240 273
3.75%, 03/25/2027 160 176
4.00%, 12/15/2032 200 235
4.25%, 12/15/2042 200 244
4.60%, 03/25/2040 160 199
4.80%, 10/01/2041 77 99
4.90%, 07/29/2045 25 33
KLA Corp
4.65%, 11/01/2024 500 542
Lam Research Corp
1.90%, 06/15/2030 155 152
2.88%, 06/15/2050 235 234
Marvell Technology Inc
2.45%, 04/15/2028 380 385
4.88%, 06/22/2028 300 344
Micron Technology Inc
2.70%, 04/15/2032 290 290
4.19%, 02/15/2027 115 126
4.66%, 02/15/2030 115 133
NVIDIA Corp
0.31%, 06/15/2023 385 382
0.58%, 06/14/2024 385 381
1.55%, 06/15/2028 190 189
2.00%, 06/15/2031 385 383
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031
(h)
385 386
3.13%, 02/15/2042
(h)
195 196
3.15%, 05/01/2027
(h)
80 84
3.25%, 05/11/2041
(h)
195 202
QUALCOMM Inc
1.30%, 05/20/2028 411 395
1.65%, 05/20/2032 340 322
3.25%, 05/20/2027 320 345
4.65%, 05/20/2035 115 143
4.80%, 05/20/2045 425 563
Texas Instruments Inc
1.13%, 09/15/2026 195 193
1.38%, 03/12/2025 160 161
1.75%, 05/04/2030 245 240
1.90%, 09/15/2031 195 192
4.15%, 05/15/2048 205 256
$ 17,096
Software - 0.67%
Activision Blizzard Inc
1.35%, 09/15/2030 85 78
2.50%, 09/15/2050 790 692
Adobe Inc
1.90%, 02/01/2025 315 323
2.30%, 02/01/2030 160 164
Electronic Arts Inc
1.85%, 02/15/2031 190 182
Fidelity National Information Services Inc
0.38%, 03/01/2023 275 274
0.60%, 03/01/2024 90 89
1.65%, 03/01/2028 180 174

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fidelity National Information Services Inc
(continued)
3.10%, 03/01/2041 $ 90 $ 91
Fiserv Inc
3.50%, 07/01/2029 310 333
3.80%, 10/01/2023 400 418
3.85%, 06/01/2025 300 320
Intuit Inc
1.35%, 07/15/2027 165 161
Microsoft Corp
2.40%, 08/08/2026 55 58
2.53%, 06/01/2050 792 772
2.68%, 06/01/2060 1,209 1,205
2.92%, 03/17/2052 1,885 2,001
3.13%, 11/03/2025 700 747
3.30%, 02/06/2027 200 218
3.45%, 08/08/2036 358 412
3.63%, 12/15/2023 30 32
Oracle Corp
2.30%, 03/25/2028 385 384
2.40%, 09/15/2023 30 31
2.50%, 04/01/2025 150 154
2.63%, 02/15/2023 390 397
2.65%, 07/15/2026 700 719
2.80%, 04/01/2027 850 876
2.88%, 03/25/2031 385 387
2.95%, 04/01/2030 150 152
3.60%, 04/01/2040 150 150
3.60%, 04/01/2050 150 147
3.65%, 03/25/2041 385 389
3.80%, 11/15/2037 250 261
3.90%, 05/15/2035 600 643
3.95%, 03/25/2051 385 400
4.00%, 07/15/2046 780 810
4.10%, 03/25/2061 190 198
4.30%, 07/08/2034 1,015 1,124
4.38%, 05/15/2055 610 668
Roper Technologies Inc
1.00%, 09/15/2025 85 83
1.40%, 09/15/2027 165 160
2.35%, 09/15/2024 110 113
2.95%, 09/15/2029 95 98
salesforce.com Inc
1.95%, 07/15/2031 190 188
2.70%, 07/15/2041 385 384
2.90%, 07/15/2051 385 392
ServiceNow Inc
1.40%, 09/01/2030 165 154
VMware Inc
1.40%, 08/15/2026 570 560
1.80%, 08/15/2028 285 277
2.20%, 08/15/2031 385 378
$ 19,421
Sovereign - 1.52%
Canada Government International Bond
0.75%, 05/19/2026 390 381
1.63%, 01/22/2025 865 879
Chile Government International Bond
2.45%, 01/31/2031 535 532
2.55%, 01/27/2032 475 474
3.10%, 05/07/2041 500 489
3.13%, 03/27/2025 250 262
3.50%, 04/15/2053 200 206
3.86%, 06/21/2047 300 333
Export Development Canada
1.38%, 02/24/2023 250 252
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Export-Import Bank of Korea
0.38%, 02/09/2024 $ 200 $ 198
1.38%, 02/09/2031 200 191
3.25%, 11/10/2025 500 534
3.25%, 08/12/2026 500 538
Hungary Government International Bond
5.38%, 03/25/2024 500 543
7.63%, 03/29/2041 250 408
Indonesia Government International Bond
2.15%, 07/28/2031 400 397
2.85%, 02/14/2030 800 833
3.05%, 03/12/2051
(a)
400 394
3.50%, 01/11/2028 200 216
3.70%, 10/30/2049 200 211
4.20%, 10/15/2050 500 569
4.75%, 02/11/2029 200 233
Israel Government AID Bond
5.50%, 09/18/2023 25 27
5.50%, 04/26/2024 125 138
5.50%, 09/18/2033 12 17
Israel Government International Bond
3.88%, 07/03/2050 200 233
4.50%, 01/30/2043 400 511
Japan Bank for International Cooperation
0.38%, 09/15/2023 510 506
0.50%, 04/15/2024 200 198
0.63%, 05/22/2023 200 200
1.25%, 01/21/2031 400 383
1.88%, 04/15/2031 200 202
2.00%, 10/17/2029 200 204
2.38%, 04/20/2026 300 312
3.00%, 05/29/2024
(a)
1,000 1,047
3.38%, 07/31/2023 1,000 1,041
Korea International Bond
1.00%, 09/16/2030 200 189
3.88%, 09/11/2023 250 263
3.88%, 09/20/2048 500 645
Mexico Government International Bond
2.66%, 05/24/2031 400 390
3.25%, 04/16/2030 200 205
3.60%, 01/30/2025 210 223
3.75%, 01/11/2028 750 805
3.75%, 04/19/2071 400 360
3.77%, 05/24/2061 200 184
3.90%, 04/27/2025 600 643
4.50%, 04/22/2029 1,000 1,113
4.50%, 01/31/2050 800 848
4.60%, 02/10/2048 700 745
4.75%, 03/08/2044 506 551
5.55%, 01/21/2045 300 359
6.05%, 01/11/2040 464 577
Panama Government International Bond
2.25%, 09/29/2032 200 190
3.75%, 03/16/2025 800 847
3.87%, 07/23/2060 340 340
3.88%, 03/17/2028 500 539
4.30%, 04/29/2053 400 429
4.50%, 05/15/2047 200 220
4.50%, 04/16/2050 400 441
6.70%, 01/26/2036 224 300
Peruvian Government International Bond
1.86%, 12/01/2032 1,180 1,077
2.78%, 01/23/2031 145 144
2.78%, 12/01/2060 180 158
3.30%, 03/11/2041 340 340
3.55%, 03/10/2051 200 208
5.63%, 11/18/2050 528 742
6.55%, 03/14/2037 126 172

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Peruvian Government International Bond
(continued)
7.35%, 07/21/2025 $ 180 $ 214
8.75%, 11/21/2033 192 299
Philippine Government International Bond
2.46%, 05/05/2030 500 516
2.65%, 12/10/2045 400 378
2.95%, 05/05/2045 200 197
3.00%, 02/01/2028 300 322
3.20%, 07/06/2046 200 203
3.70%, 03/01/2041 200 218
3.70%, 02/02/2042 230 251
5.00%, 01/13/2037
(a)
300 372
6.38%, 10/23/2034 210 292
9.50%, 02/02/2030 400 621
10.63%, 03/16/2025 400 521
Republic of Italy Government International Bond
0.88%, 05/06/2024 200 198
1.25%, 02/17/2026 400 389
2.38%, 10/17/2024 200 205
2.88%, 10/17/2029 500 511
3.88%, 05/06/2051 600 641
5.38%, 06/15/2033 420 517
6.88%, 09/27/2023 512 562
Republic of Poland Government International
Bond
4.00%, 01/22/2024 575 608
State of Israel
2.50%, 01/15/2030 200 208
3.38%, 01/15/2050 800 864
Svensk Exportkredit AB
0.38%, 03/11/2024 200 198
0.50%, 08/26/2025 1,235 1,204
2.88%, 03/14/2023 200 205
Tennessee Valley Authority
2.88%, 02/01/2027 250 267
3.50%, 12/15/2042 400 474
4.25%, 09/15/2065 200 292
4.63%, 09/15/2060 300 459
5.25%, 09/15/2039 251 362
5.38%, 04/01/2056 154 257
5.88%, 04/01/2036 600 875
6.75%, 11/01/2025 102 123
Uruguay Government International Bond
4.13%, 11/20/2045 100 118
4.38%, 10/27/2027 390 438
4.98%, 04/20/2055 210 275
5.10%, 06/18/2050 725 957
$ 43,950
Supranational Bank - 1.41%
African Development Bank
0.88%, 03/23/2026 345 339
0.88%, 07/22/2026 385 378
Asian Development Bank
0.25%, 07/14/2023 330 328
0.25%, 10/06/2023 490 486
0.38%, 06/11/2024 385 380
0.38%, 09/03/2025 325 316
0.50%, 02/04/2026 400 389
1.00%, 04/14/2026 380 376
1.25%, 06/09/2028 100 99
1.50%, 03/04/2031 385 383
1.75%, 09/19/2029 650 659
2.13%, 03/19/2025 300 310
2.63%, 01/30/2024 1,800 1,868
2.75%, 03/17/2023 400 410
2.75%, 01/19/2028 500 537
5.82%, 06/16/2028 15 19
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank   (continued)
6.38%, 10/01/2028 $ 51 $ 66
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 340 337
2.25%, 05/16/2024 900 928
Council Of Europe Development Bank
0.38%, 06/10/2024 385 380
1.38%, 02/27/2025 320 323
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 330 328
0.50%, 11/25/2025 385 374
0.50%, 01/28/2026 380 369
1.63%, 09/27/2024
(a)
650 661
European Investment Bank
0.38%, 07/24/2024 475 469
0.38%, 12/15/2025 340 329
0.38%, 03/26/2026 480 463
0.63%, 10/21/2027 585 557
0.75%, 10/26/2026 190 185
1.25%, 02/14/2031 355 345
1.63%, 03/14/2025 315 320
1.63%, 05/13/2031 395 397
1.88%, 02/10/2025 600 615
2.25%, 06/24/2024 500 517
2.38%, 05/24/2027 300 315
2.50%, 03/15/2023 600 614
2.63%, 03/15/2024 1,000 1,039
3.25%, 01/29/2024 1,650 1,732
FMS Wertmanagement
2.75%, 01/30/2024 500 519
Inter-American Development Bank
0.25%, 11/15/2023 325 322
0.50%, 09/23/2024 610 602
0.63%, 09/16/2027 340 324
0.88%, 04/20/2026 850 836
1.13%, 07/20/2028 385 376
1.13%, 01/13/2031 985 946
1.75%, 03/14/2025 585 597
2.38%, 07/07/2027 500 525
2.50%, 01/18/2023 1,900 1,939
3.00%, 10/04/2023 700 728
3.00%, 02/21/2024 250 262
3.13%, 09/18/2028 500 552
4.38%, 01/24/2044 50 69
International Bank for Reconstruction &
Development
0.13%, 04/20/2023 190 189
0.25%, 11/24/2023 180 178
0.50%, 10/28/2025 1,630 1,588
0.75%, 11/24/2027 365 350
0.75%, 08/26/2030 735 687
0.88%, 07/15/2026
(a)
580 570
1.25%, 02/10/2031 385 374
1.38%, 04/20/2028 380 379
1.63%, 01/15/2025 475 483
1.63%, 11/03/2031 385 385
1.75%, 10/23/2029 680 690
2.50%, 03/19/2024 800 829
2.50%, 11/25/2024 500 521
2.50%, 07/29/2025 1,700 1,780
2.50%, 11/22/2027 500 528
7.63%, 01/19/2023 1,512 1,624
International Finance Corp
0.38%, 07/16/2025 1,080 1,051

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Nordic Investment Bank
0.38%, 09/11/2025 $ 255 $ 247
0.50%, 01/21/2026 400 388
2.25%, 05/21/2024 500 516
$ 40,894
Telecommunications - 1.34%
America Movil SAB de CV
4.38%, 04/22/2049 250 302
6.13%, 03/30/2040 102 143
6.38%, 03/01/2035 200 277
AT&T Inc
0.90%, 03/25/2024 385 383
1.65%, 02/01/2028 330 323
1.70%, 03/25/2026 135 134
2.25%, 02/01/2032 240 232
2.30%, 06/01/2027 465 473
2.75%, 06/01/2031 310 316
2.95%, 07/15/2026 20 21
3.10%, 02/01/2043 240 233
3.30%, 02/01/2052 480 470
3.50%, 06/01/2041 310 319
3.50%, 09/15/2053 904 912
3.50%, 02/01/2061 480 472
3.55%, 09/15/2055 1,898 1,905
3.65%, 06/01/2051 755 782
3.65%, 09/15/2059 1,057 1,067
3.80%, 02/15/2027 40 43
4.05%, 12/15/2023 500 529
4.10%, 02/15/2028 81 90
4.13%, 02/17/2026 30 33
4.25%, 03/01/2027 530 588
4.30%, 12/15/2042 221 249
4.35%, 03/01/2029 500 562
4.35%, 06/15/2045 260 293
4.50%, 03/09/2048 490 571
4.65%, 06/01/2044 500 586
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 190 209
British Telecommunications PLC
9.62%, 12/15/2030 577 845
Cisco Systems Inc/Delaware
2.20%, 09/20/2023 30 31
2.50%, 09/20/2026 580 608
5.50%, 01/15/2040 600 835
Corning Inc
4.38%, 11/15/2057 300 357
4.75%, 03/15/2042 102 128
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 932
Juniper Networks Inc
2.00%, 12/10/2030 185 175
Motorola Solutions Inc
4.00%, 09/01/2024 454 484
Orange SA
5.38%, 01/13/2042 102 134
Rogers Communications Inc
3.00%, 03/15/2023 400 408
3.70%, 11/15/2049 225 236
5.00%, 03/15/2044 500 617
Telefonica Emisiones SA
5.21%, 03/08/2047 530 658
7.05%, 06/20/2036 795 1,134
TELUS Corp
4.60%, 11/16/2048 300 382
T-Mobile USA Inc
1.50%, 02/15/2026 320 316
2.05%, 02/15/2028 320 318
2.25%, 11/15/2031 350 340
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc   (continued)
2.40%, 03/15/2029
(h)
$ 310 $ 313
2.55%, 02/15/2031 490 488
3.00%, 02/15/2041 170 166
3.30%, 02/15/2051 310 303
3.40%, 10/15/2052
(h)
520 518
3.50%, 04/15/2025 150 159
3.75%, 04/15/2027 295 319
3.88%, 04/15/2030 295 323
4.38%, 04/15/2040 150 171
4.50%, 04/15/2050 295 345
Verizon Communications Inc
0.75%, 03/22/2024 485 483
1.45%, 03/20/2026 385 383
1.50%, 09/18/2030 1,000 938
1.68%, 10/30/2030 1,473 1,400
1.75%, 01/20/2031 360 341
2.10%, 03/22/2028 580 581
2.36%, 03/15/2032
(h)
180 177
2.55%, 03/21/2031 385 388
2.63%, 08/15/2026 25 26
2.65%, 11/20/2040 135 128
2.88%, 11/20/2050 360 342
2.99%, 10/30/2056 562 532
3.00%, 11/20/2060 180 170
3.38%, 02/15/2025 40 43
3.40%, 03/22/2041 385 403
3.55%, 03/22/2051 385 415
3.70%, 03/22/2061 190 206
3.85%, 11/01/2042 275 307
3.88%, 02/08/2029 400 443
4.13%, 03/16/2027 500 556
4.33%, 09/21/2028 500 568
4.40%, 11/01/2034 750 874
4.50%, 08/10/2033 360 423
4.81%, 03/15/2039 1,225 1,536
Vodafone Group PLC
4.25%, 09/17/2050 165 190
4.38%, 05/30/2028 560 630
5.00%, 05/30/2038 250 311
5.25%, 05/30/2048 400 521
6.15%, 02/27/2037 201 272
6.25%, 11/30/2032 500 662
$ 38,809
Toys, Games & Hobbies - 0.00%
Hasbro Inc
6.35%, 03/15/2040 25 34
Transportation - 0.60%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 1,000 1,035
3.30%, 09/15/2051 200 217
3.40%, 09/01/2024 230 242
3.55%, 02/15/2050 115 129
4.38%, 09/01/2042 545 662
4.45%, 03/15/2043 20 25
4.55%, 09/01/2044 15 19
5.15%, 09/01/2043 350 469
Canadian National Railway Co
2.45%, 05/01/2050 65 60
3.20%, 08/02/2046 400 418
3.65%, 02/03/2048 75 85
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 391
2.45%, 12/02/2031 190 194
3.00%, 12/02/2041 190 194
3.10%, 12/02/2051 190 195
4.00%, 06/01/2028 300 334
4.80%, 09/15/2035 500 618

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
CSX Corp
2.40%, 02/15/2030 $ 65 $ 66
2.60%, 11/01/2026 300 313
3.25%, 06/01/2027 40 43
3.35%, 11/01/2025 500 533
3.35%, 09/15/2049 70 74
3.80%, 03/01/2028 100 110
3.80%, 11/01/2046 30 34
4.25%, 11/01/2066 400 489
4.30%, 03/01/2048 105 128
4.75%, 05/30/2042 277 347
FedEx Corp
3.10%, 08/05/2029 550 581
3.88%, 08/01/2042 100 110
4.40%, 01/15/2047 405 477
4.55%, 04/01/2046 400 479
4.75%, 11/15/2045 525 640
Kansas City Southern/Old
4.70%, 05/01/2048 300 373
Norfolk Southern Corp
2.30%, 05/15/2031 195 196
2.55%, 11/01/2029 155 159
2.90%, 08/25/2051 190 187
3.85%, 01/15/2024 200 209
3.94%, 11/01/2047 398 461
4.15%, 02/28/2048 450 536
4.84%, 10/01/2041 100 126
Ryder System Inc
2.50%, 09/01/2024 80 82
2.90%, 12/01/2026 150 156
Union Pacific Corp
2.15%, 02/05/2027 230 236
2.38%, 05/20/2031 195 199
2.89%, 04/06/2036 210 220
3.15%, 03/01/2024 400 417
3.20%, 05/20/2041 195 208
3.55%, 08/15/2039 80 89
3.80%, 10/01/2051 577 671
3.80%, 04/06/2071 350 405
3.84%, 03/20/2060 575 677
United Parcel Service Inc
2.50%, 09/01/2029 125 129
3.40%, 09/01/2049 770 868
3.90%, 04/01/2025 665 718
4.88%, 11/15/2040 25 33
5.20%, 04/01/2040 125 168
6.20%, 01/15/2038 23 33
$ 17,267
Trucking & Leasing - 0.01%
GATX Corp
1.90%, 06/01/2031 380 361
Water - 0.05%
American Water Capital Corp
2.30%, 06/01/2031 195 195
3.25%, 06/01/2051
(a)
195 203
3.75%, 09/01/2047 180 201
4.15%, 06/01/2049 650 767
6.59%, 10/15/2037 5 7
Essential Utilities Inc
2.40%, 05/01/2031 190 189
$ 1,562
TOTAL BONDS $ 917,285
MUNICIPAL BONDS - 0.59%
Principal
Amount (000's) Value (000's)
California - 0.19%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 480
6.92%, 04/01/2040 120 179
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California State University
2.98%, 11/01/2051 $ 160 $ 163
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 86
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 243
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 104
5.76%, 07/01/2029 50 60
6.76%, 07/01/2034 530 738
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 387
San Diego County Water Authority
6.14%, 05/01/2049 260 391
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 25 30
State of California
3.50%, 04/01/2028 165 183
7.30%, 10/01/2039 375 588
7.35%, 11/01/2039 500 789
7.60%, 11/01/2040 180 310
7.63%, 03/01/2040 280 464
University of California
5.77%, 05/15/2043 200 279
$ 5,474
District of Columbia - 0.02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 676
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 147 224
7.06%, 04/01/2057 195 289
$ 513
Illinois - 0.06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 200 282
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 70 96
County of Cook IL
6.23%, 11/15/2034 102 138
State of Illinois
4.95%, 06/01/2023 15 16
5.10%, 06/01/2033 1,000 1,156
7.35%, 07/01/2035 70 88
$ 1,776
Kansas - 0.01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 140
Nevada - 0.00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 39
New Jersey - 0.07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(e),(i)
51 50
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(i)
700 880

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 $ 190 $ 222
6.56%, 12/15/2040 210 309
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 231
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 175
$ 1,867
New York - 0.09%
City of New York NY
5.52%, 10/01/2037 25 33
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 192
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 328
New York City Water & Sewer System
5.72%, 06/15/2042 270 398
5.95%, 06/15/2042 125 188
New York State Dormitory Authority
5.60%, 03/15/2040 435 585
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 530
4.96%, 08/01/2046 300 408
6.04%, 12/01/2029 50 65
$ 2,727
Ohio - 0.01%
American Municipal Power Inc
6.27%, 02/15/2050 69 99
Ohio State University/The
4.91%, 06/01/2040 125 170
$ 269
Pennsylvania - 0.02%
State Public School Building Authority
5.00%, 09/15/2027 500 575
Texas - 0.08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 193
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 70
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 99
Dallas County Hospital District
5.62%, 08/15/2044 83 117
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(i)
50 54
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 401
State of Texas
4.68%, 04/01/2040 100 129
5.52%, 04/01/2039 405 570
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 750
$ 2,383
Utah - 0.01%
State of Utah
3.54%, 07/01/2025 300 314
Wisconsin - 0.01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(i)
310 349
TOTAL MUNICIPAL BONDS $ 17,102
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 65.81%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.67%
2.00%, 08/01/2029 $ 210 $ 216
2.00%, 10/01/2031 54 55
2.00%, 03/01/2032 109 112
2.50%, 10/01/2027 58 60
2.50%, 03/01/2028 159 166
2.50%, 06/01/2028 104 108
2.50%, 06/01/2028 225 234
2.50%, 07/01/2028 159 165
2.50%, 10/01/2028 115 119
2.50%, 10/01/2028 76 79
2.50%, 10/01/2029 196 204
2.50%, 12/01/2029 231 240
2.50%, 09/01/2030 401 416
2.50%, 01/01/2031 431 446
2.50%, 01/01/2031 58 60
2.50%, 02/01/2031 47 49
2.50%, 03/01/2031 132 137
2.50%, 12/01/2031 141 146
2.50%, 12/01/2031 155 161
2.50%, 02/01/2032 183 190
2.50%, 03/01/2032 242 251
2.50%, 11/01/2032 471 489
2.50%, 02/01/2033 128 133
2.50%, 03/01/2033 95 98
2.50%, 03/01/2033 332 345
2.50%, 04/01/2033 145 150
2.50%, 05/01/2033 61 63
2.50%, 06/01/2033 100 104
2.50%, 11/01/2036 82 85
2.50%, 02/01/2043 101 105
2.50%, 03/01/2043 80 82
3.00%, 01/01/2027 61 64
3.00%, 03/01/2027 48 50
3.00%, 05/01/2027 50 52
3.00%, 10/01/2028 164 172
3.00%, 07/01/2029 207 218
3.00%, 08/01/2029 90 94
3.00%, 10/01/2029 53 55
3.00%, 11/01/2029 91 95
3.00%, 07/01/2030 204 215
3.00%, 09/01/2030 269 283
3.00%, 11/01/2030 49 51
3.00%, 11/01/2030 94 99
3.00%, 01/01/2031 95 100
3.00%, 04/01/2031 197 207
3.00%, 02/01/2032 41 42
3.00%, 05/01/2032 69 73
3.00%, 12/01/2032 307 322
3.00%, 12/01/2032 286 301
3.00%, 01/01/2033 423 445
3.00%, 02/01/2033 247 259
3.00%, 03/01/2033 208 220
3.00%, 04/01/2033 127 134
3.00%, 04/01/2033 107 113
3.00%, 06/01/2033 79 84
3.00%, 09/01/2033 110 117
3.00%, 09/01/2033 117 123
3.00%, 12/01/2034 29 31
3.00%, 01/01/2035 20 21
3.00%, 02/01/2035 29 31
3.00%, 05/01/2035 237 250
3.00%, 02/01/2036 55 58
3.00%, 09/01/2036 58 61
3.00%, 02/01/2037 64 67
3.00%, 05/01/2037 80 84
3.00%, 06/01/2037 84 89
3.00%, 07/01/2037 124 130
3.00%, 09/01/2037 27 28

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 01/01/2043 $ 164 $ 173
3.00%, 01/01/2043 167 176
3.00%, 02/01/2043 728 769
3.00%, 03/01/2043 425 449
3.00%, 04/01/2043 148 156
3.00%, 05/01/2043 147 155
3.00%, 06/01/2043 272 287
3.00%, 07/01/2043 469 495
3.00%, 07/01/2043 264 278
3.00%, 07/01/2043 263 278
3.00%, 07/01/2043 449 474
3.00%, 08/01/2043 58 61
3.00%, 08/01/2043 81 85
3.00%, 08/01/2043 795 839
3.00%, 08/01/2043 188 197
3.00%, 09/01/2043 290 306
3.00%, 09/01/2043 146 154
3.00%, 09/01/2043 302 319
3.00%, 10/01/2043 123 130
3.00%, 10/01/2043 288 304
3.00%, 03/01/2045 250 263
3.00%, 04/01/2045 91 96
3.00%, 06/01/2045 332 348
3.00%, 07/01/2045 257 270
3.00%, 07/01/2045 195 205
3.00%, 08/01/2045 377 396
3.00%, 08/01/2045 118 124
3.00%, 08/01/2045 122 129
3.00%, 12/01/2045 524 551
3.00%, 03/01/2046 228 240
3.00%, 03/01/2046 57 59
3.00%, 04/01/2046 314 330
3.00%, 04/01/2046 39 41
3.00%, 05/01/2046 84 88
3.00%, 09/01/2046 377 396
3.00%, 10/01/2046 408 429
3.00%, 11/01/2046 640 671
3.00%, 11/01/2046 63 66
3.00%, 11/01/2046 362 380
3.00%, 11/01/2046 424 446
3.00%, 12/01/2046 470 494
3.00%, 12/01/2046 525 550
3.00%, 01/01/2047 721 755
3.00%, 03/01/2047 715 749
3.00%, 03/01/2048 267 278
3.50%, 10/01/2025 50 53
3.50%, 11/01/2025 66 70
3.50%, 12/01/2026 65 68
3.50%, 01/01/2029 83 87
3.50%, 01/01/2032 57 61
3.50%, 02/01/2032 35 37
3.50%, 03/01/2032 42 45
3.50%, 04/01/2032 43 46
3.50%, 08/01/2032 34 36
3.50%, 09/01/2033 125 132
3.50%, 01/01/2034 37 39
3.50%, 01/01/2035 74 79
3.50%, 02/01/2035 65 70
3.50%, 07/01/2035 100 107
3.50%, 09/01/2035 157 168
3.50%, 04/01/2037 42 45
3.50%, 06/01/2037 86 91
3.50%, 05/01/2041 116 122
3.50%, 02/01/2042 154 165
3.50%, 04/01/2042 53 56
3.50%, 06/01/2042 111 120
3.50%, 07/01/2042 180 194
3.50%, 07/01/2042 138 148
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 08/01/2042 $ 79 $ 84
3.50%, 08/01/2042 180 194
3.50%, 02/01/2044 347 373
3.50%, 06/01/2044 242 259
3.50%, 09/01/2044 131 140
3.50%, 02/01/2045 150 160
3.50%, 03/01/2045 213 228
3.50%, 06/01/2045 247 264
3.50%, 07/01/2045 405 433
3.50%, 09/01/2045 212 226
3.50%, 10/01/2045 240 257
3.50%, 11/01/2045 396 423
3.50%, 12/01/2045 322 344
3.50%, 12/01/2045 36 39
3.50%, 12/01/2045 288 308
3.50%, 01/01/2046 27 29
3.50%, 01/01/2046 112 120
3.50%, 03/01/2046 1,029 1,098
3.50%, 03/01/2046 200 215
3.50%, 04/01/2046 251 268
3.50%, 05/01/2046 268 288
3.50%, 06/01/2046 315 334
3.50%, 08/01/2046 223 239
3.50%, 04/01/2047 323 344
3.50%, 11/01/2047 356 377
3.50%, 11/01/2047 229 242
3.50%, 05/01/2048 42 45
3.50%, 06/01/2048 394 420
3.50%, 06/01/2048 153 162
3.50%, 09/01/2048 114 120
4.00%, 06/01/2025 33 35
4.00%, 07/01/2025 56 59
4.00%, 12/01/2030 19 20
4.00%, 08/01/2031 17 19
4.00%, 10/01/2031 28 30
4.00%, 11/01/2031 8 9
4.00%, 12/01/2031 14 15
4.00%, 11/01/2033 38 41
4.00%, 01/01/2034 66 72
4.00%, 07/01/2035 25 27
4.00%, 03/01/2037 106 116
4.00%, 05/01/2038 39 42
4.00%, 02/01/2041 92 101
4.00%, 06/01/2042 65 71
4.00%, 06/01/2042 54 60
4.00%, 08/01/2043 466 512
4.00%, 01/01/2044 63 69
4.00%, 02/01/2044 182 200
4.00%, 03/01/2044 66 73
4.00%, 04/01/2044 180 197
4.00%, 05/01/2044 47 51
4.00%, 07/01/2044 102 111
4.00%, 07/01/2044 98 106
4.00%, 10/01/2044 126 138
4.00%, 11/01/2044 262 287
4.00%, 12/01/2044 275 301
4.00%, 01/01/2045 77 85
4.00%, 02/01/2045 86 94
4.00%, 04/01/2045 95 104
4.00%, 05/01/2045 55 60
4.00%, 06/01/2045 110 121
4.00%, 07/01/2045 121 130
4.00%, 08/01/2045 41 44
4.00%, 08/01/2045 391 426
4.00%, 08/01/2045 35 38
4.00%, 09/01/2045 87 93
4.00%, 09/01/2045 427 463
4.00%, 10/01/2045 431 468

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 11/01/2045 $ 271 $ 294
4.00%, 12/01/2045 122 133
4.00%, 03/01/2047 330 356
4.00%, 08/01/2047 381 408
4.00%, 10/01/2047 252 268
4.00%, 12/01/2047 406 434
4.00%, 07/01/2048 236 252
4.00%, 08/01/2048 141 150
4.00%, 09/01/2048 306 327
4.50%, 08/01/2023 16 17
4.50%, 05/01/2024 19 20
4.50%, 02/01/2030 6 6
4.50%, 08/01/2030 4 5
4.50%, 05/01/2031 6 7
4.50%, 06/01/2031 42 46
4.50%, 06/01/2039 66 73
4.50%, 10/01/2039 47 52
4.50%, 10/01/2040 65 71
4.50%, 03/01/2041 171 185
4.50%, 03/01/2041 147 161
4.50%, 09/01/2041 102 109
4.50%, 11/01/2041 144 160
4.50%, 09/01/2043 75 82
4.50%, 11/01/2043 38 41
4.50%, 11/01/2043 78 85
4.50%, 01/01/2044 73 80
4.50%, 01/01/2044 61 67
4.50%, 03/01/2044 83 91
4.50%, 05/01/2044 102 112
4.50%, 07/01/2044 48 53
4.50%, 09/01/2044 47 52
4.50%, 10/01/2045 92 100
4.50%, 02/01/2046 337 366
4.50%, 03/01/2047 55 59
4.50%, 03/01/2047 215 232
4.50%, 04/01/2047 46 50
4.50%, 06/01/2047 103 112
4.50%, 09/01/2047 114 123
4.50%, 11/01/2047 29 32
4.50%, 05/01/2048 94 101
4.50%, 07/01/2048 179 192
4.50%, 11/01/2048 102 109
4.50%, 01/01/2049 365 392
4.50%, 05/01/2049 858 920
5.00%, 09/01/2023 13 14
5.00%, 04/01/2024 8 8
5.00%, 01/01/2025 31 33
5.00%, 12/01/2027 17 19
5.00%, 02/01/2030 3 3
5.00%, 03/01/2030 2 2
5.00%, 04/01/2034 65 72
5.00%, 06/01/2035 70 79
5.00%, 01/01/2038 124 141
5.00%, 11/01/2038 94 107
5.00%, 12/01/2038 106 120
5.00%, 09/01/2039 165 187
5.00%, 01/01/2040 95 106
5.00%, 05/01/2040 45 50
5.00%, 04/01/2041 59 67
5.00%, 06/01/2041 62 67
5.00%, 11/01/2041 67 73
5.00%, 11/01/2041 58 66
5.50%, 01/01/2028 36 39
5.50%, 04/01/2036 49 54
5.50%, 12/01/2036 65 74
5.50%, 12/01/2036 61 70
5.50%, 03/01/2039 98 112
5.50%, 04/01/2039 61 70
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 02/01/2040 $ 92 $ 105
5.50%, 06/01/2041 136 156
6.00%, 02/01/2027 4 5
$ 48,389
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19.55%
1.50%, 03/01/2036 5,248 5,267
1.50%, 11/01/2036 4,074 4,090
1.50%, 01/01/2037
(j)
12,500 12,533
2.00%, 09/01/2028 74 76
2.00%, 05/01/2030 130 133
2.00%, 04/01/2032 79 82
2.00%, 05/01/2036 4,214 4,329
2.00%, 06/01/2036 3,728 3,824
2.00%, 01/01/2037
(j)
27,300 27,953
2.00%, 04/01/2051 9,273 9,267
2.00%, 04/01/2051 15,402 15,413
2.00%, 04/01/2051 9,416 9,454
2.00%, 04/01/2051 33,159 33,175
2.00%, 04/01/2051 5,716 5,713
2.00%, 05/01/2051 19,175 19,164
2.00%, 06/01/2051 7,643 7,626
2.00%, 07/01/2051 8,493 8,475
2.00%, 09/01/2051 10,755 10,732
2.00%, 10/01/2051 7,442 7,426
2.00%, 11/01/2051 7,970 7,982
2.00%, 12/01/2051 9,929 9,929
2.00%, 01/01/2052
(j)
44,500 44,363
2.50%, 01/01/2028 77 80
2.50%, 07/01/2028 92 96
2.50%, 08/01/2028 51 53
2.50%, 08/01/2028 98 101
2.50%, 09/01/2028 110 114
2.50%, 07/01/2029 34 36
2.50%, 07/01/2029 58 60
2.50%, 07/01/2029 190 197
2.50%, 09/01/2029 116 121
2.50%, 12/01/2029 70 73
2.50%, 01/01/2030 97 100
2.50%, 04/01/2030 115 120
2.50%, 05/01/2030 258 268
2.50%, 06/01/2030 138 144
2.50%, 08/01/2030 325 338
2.50%, 08/01/2030 64 67
2.50%, 01/01/2031 139 144
2.50%, 01/01/2031 116 121
2.50%, 02/01/2031 122 127
2.50%, 02/01/2031 184 191
2.50%, 05/01/2031 71 73
2.50%, 06/01/2031 125 130
2.50%, 11/01/2031 1,288 1,338
2.50%, 12/01/2031 209 218
2.50%, 01/01/2032 248 257
2.50%, 01/01/2032 456 474
2.50%, 02/01/2032 387 402
2.50%, 03/01/2032 131 136
2.50%, 03/01/2032 69 72
2.50%, 11/01/2032 23 23
2.50%, 12/01/2032 68 71
2.50%, 01/01/2033 81 84
2.50%, 02/01/2033 313 325
2.50%, 04/01/2033 626 648
2.50%, 07/01/2033 53 54
2.50%, 10/01/2034 673 697
2.50%, 02/01/2035 1,792 1,857
2.50%, 06/01/2035 2,371 2,452
2.50%, 10/01/2036 22 23
2.50%, 10/01/2036 48 49

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 12/01/2036 $ 101 $ 104
2.50%, 01/01/2037
(j)
4,500 4,651
2.50%, 07/01/2040 1,963 2,010
2.50%, 01/01/2043 306 316
2.50%, 08/01/2043 93 96
2.50%, 10/01/2043 185 191
2.50%, 12/01/2046 73 75
2.50%, 07/01/2050 4,859 4,986
2.50%, 08/01/2050 2,610 2,678
2.50%, 09/01/2050 5,719 5,851
2.50%, 10/01/2050 3,970 4,066
2.50%, 02/01/2051 8,482 8,716
2.50%, 07/01/2051 2,346 2,397
2.50%, 07/01/2051 3,699 3,779
2.50%, 08/01/2051 4,123 4,214
2.50%, 09/01/2051 3,440 3,517
2.50%, 09/01/2051 3,952 4,063
2.50%, 09/01/2051 9,725 9,962
2.50%, 10/01/2051 7,462 7,629
2.50%, 01/01/2052
(j)
57,900 59,072
3.00%, 11/01/2026 56 58
3.00%, 02/01/2027 99 104
3.00%, 04/01/2027 501 525
3.00%, 08/01/2027 74 77
3.00%, 10/01/2028 226 237
3.00%, 11/01/2028 84 88
3.00%, 02/01/2029 67 70
3.00%, 03/01/2029 86 90
3.00%, 03/01/2029 121 127
3.00%, 04/01/2029 95 100
3.00%, 05/01/2029 99 103
3.00%, 06/01/2029 61 64
3.00%, 08/01/2029 48 50
3.00%, 10/01/2029 50 53
3.00%, 10/01/2029 60 63
3.00%, 10/01/2029 52 54
3.00%, 11/01/2029 61 63
3.00%, 01/01/2030 265 278
3.00%, 01/01/2030 250 262
3.00%, 01/01/2030 102 107
3.00%, 03/01/2030 158 166
3.00%, 06/01/2030 135 142
3.00%, 06/01/2030 126 133
3.00%, 09/01/2030 230 242
3.00%, 09/01/2030 54 57
3.00%, 10/01/2030 152 160
3.00%, 02/01/2031 64 67
3.00%, 04/01/2032 689 726
3.00%, 05/01/2032 88 93
3.00%, 08/01/2032 135 143
3.00%, 01/01/2033 23 24
3.00%, 02/01/2033 1,324 1,393
3.00%, 02/01/2033 388 408
3.00%, 08/01/2033 401 422
3.00%, 05/01/2034 64 67
3.00%, 05/01/2034 103 108
3.00%, 08/01/2034 292 309
3.00%, 10/01/2034 28 30
3.00%, 11/01/2034 83 88
3.00%, 12/01/2034 1,077 1,128
3.00%, 02/01/2035 80 84
3.00%, 02/01/2035 88 92
3.00%, 03/01/2035 38 40
3.00%, 04/01/2035 38 40
3.00%, 06/01/2035 100 106
3.00%, 07/01/2035 37 39
3.00%, 11/01/2035 54 58
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 07/01/2036 $ 78 $ 82
3.00%, 12/01/2036 260 273
3.00%, 12/01/2036 171 179
3.00%, 12/01/2036 123 130
3.00%, 02/01/2037 16 17
3.00%, 02/01/2037 108 113
3.00%, 04/01/2037 53 55
3.00%, 04/01/2037 84 88
3.00%, 07/01/2037 32 34
3.00%, 08/01/2037 50 52
3.00%, 09/01/2037 136 142
3.00%, 06/01/2040 1,638 1,703
3.00%, 04/01/2042 90 95
3.00%, 09/01/2042 42 45
3.00%, 12/01/2042 102 109
3.00%, 02/01/2043 314 333
3.00%, 02/01/2043 475 502
3.00%, 02/01/2043 238 251
3.00%, 04/01/2043 184 195
3.00%, 04/01/2043 128 136
3.00%, 04/01/2043 254 268
3.00%, 04/01/2043 284 300
3.00%, 04/01/2043 250 263
3.00%, 04/01/2043 184 194
3.00%, 04/01/2043 180 190
3.00%, 04/01/2043 501 531
3.00%, 04/01/2043 124 131
3.00%, 05/01/2043 23 24
3.00%, 05/01/2043 117 123
3.00%, 05/01/2043 187 198
3.00%, 05/01/2043 231 244
3.00%, 06/01/2043 180 188
3.00%, 06/01/2043 241 254
3.00%, 06/01/2043 163 172
3.00%, 06/01/2043 394 416
3.00%, 06/01/2043 426 451
3.00%, 07/01/2043 301 318
3.00%, 07/01/2043 131 139
3.00%, 07/01/2043 65 68
3.00%, 08/01/2043 291 304
3.00%, 08/01/2043 164 173
3.00%, 08/01/2043 422 445
3.00%, 08/01/2043 78 82
3.00%, 08/01/2043 85 89
3.00%, 08/01/2043 55 58
3.00%, 09/01/2043 179 189
3.00%, 09/01/2043 354 374
3.00%, 10/01/2043 433 457
3.00%, 10/01/2043 36 38
3.00%, 11/01/2043 81 86
3.00%, 11/01/2043 148 156
3.00%, 11/01/2043 56 59
3.00%, 01/01/2044 76 81
3.00%, 01/01/2045 204 214
3.00%, 05/01/2045 307 322
3.00%, 09/01/2045 45 48
3.00%, 10/01/2045 185 194
3.00%, 11/01/2045 97 102
3.00%, 11/01/2045 46 48
3.00%, 12/01/2045 262 276
3.00%, 01/01/2046 168 177
3.00%, 02/01/2046 59 61
3.00%, 02/01/2046 298 313
3.00%, 02/01/2046 294 309
3.00%, 04/01/2046 54 57
3.00%, 05/01/2046 107 112
3.00%, 05/01/2046 159 167

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2046 $ 47 $ 49
3.00%, 06/01/2046 90 95
3.00%, 08/01/2046 153 161
3.00%, 08/01/2046 200 210
3.00%, 09/01/2046 138 145
3.00%, 09/01/2046 74 78
3.00%, 10/01/2046 645 677
3.00%, 10/01/2046 77 80
3.00%, 11/01/2046 281 295
3.00%, 11/01/2046 59 61
3.00%, 11/01/2046 462 488
3.00%, 11/01/2046 320 336
3.00%, 11/01/2046 407 429
3.00%, 11/01/2046 47 49
3.00%, 12/01/2046 490 514
3.00%, 12/01/2046 880 929
3.00%, 01/01/2047 278 291
3.00%, 01/01/2047 492 516
3.00%, 02/01/2047 93 98
3.00%, 02/01/2047 364 382
3.00%, 05/01/2047 199 209
3.00%, 10/01/2048 29 30
3.00%, 09/01/2049 2,688 2,792
3.00%, 10/01/2049 732 761
3.00%, 10/01/2049 6,262 6,527
3.00%, 11/01/2049 405 420
3.00%, 11/01/2049 1,953 2,052
3.00%, 11/01/2049 1,347 1,398
3.00%, 11/01/2049 902 939
3.00%, 12/01/2049 4,819 5,055
3.00%, 03/01/2050 3,898 4,089
3.00%, 03/01/2050 4,520 4,724
3.00%, 06/01/2050 3,293 3,435
3.00%, 07/01/2050 7,892 8,254
3.00%, 07/01/2050 1,704 1,772
3.00%, 10/01/2050 2,624 2,734
3.00%, 01/01/2052
(j)
7,000 7,252
3.50%, 10/01/2025 82 86
3.50%, 11/01/2025 121 128
3.50%, 11/01/2025 46 49
3.50%, 01/01/2026 70 74
3.50%, 03/01/2026 98 103
3.50%, 12/01/2026 89 94
3.50%, 02/01/2027 53 56
3.50%, 11/01/2028 92 97
3.50%, 12/01/2028 53 56
3.50%, 03/01/2029 83 88
3.50%, 01/01/2031 4 4
3.50%, 04/01/2031 9 9
3.50%, 02/01/2032 37 39
3.50%, 04/01/2032 35 38
3.50%, 05/01/2032 78 83
3.50%, 06/01/2032 161 172
3.50%, 07/01/2032 51 55
3.50%, 09/01/2032 75 80
3.50%, 12/01/2032 1,759 1,869
3.50%, 09/01/2033 59 62
3.50%, 09/01/2033 40 43
3.50%, 10/01/2033 230 243
3.50%, 10/01/2033 86 92
3.50%, 11/01/2033 89 95
3.50%, 01/01/2034 55 59
3.50%, 06/01/2034 97 104
3.50%, 08/01/2034 24 26
3.50%, 11/01/2034 57 61
3.50%, 02/01/2035 986 1,039
3.50%, 12/01/2035 117 125
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 07/01/2036 $ 123 $ 131
3.50%, 02/01/2037 90 97
3.50%, 03/01/2037 106 112
3.50%, 05/01/2037 20 21
3.50%, 07/01/2037 41 44
3.50%, 10/01/2037 47 50
3.50%, 01/01/2038 124 133
3.50%, 01/01/2041 438 471
3.50%, 03/01/2041 604 650
3.50%, 10/01/2041 53 57
3.50%, 12/01/2041 190 205
3.50%, 12/01/2041 185 200
3.50%, 01/01/2042 65 70
3.50%, 03/01/2042 59 64
3.50%, 03/01/2042 42 45
3.50%, 03/01/2042 161 174
3.50%, 05/01/2042 50 54
3.50%, 05/01/2042 309 333
3.50%, 07/01/2042 77 83
3.50%, 07/01/2042 43 47
3.50%, 10/01/2042 351 377
3.50%, 04/01/2043 118 128
3.50%, 05/01/2043 112 121
3.50%, 05/01/2043 341 368
3.50%, 05/01/2043 285 307
3.50%, 06/01/2043 297 320
3.50%, 07/01/2043 153 165
3.50%, 07/01/2043 333 359
3.50%, 08/01/2043 76 82
3.50%, 08/01/2043 243 262
3.50%, 09/01/2043 86 93
3.50%, 12/01/2043 67 72
3.50%, 01/01/2044 980 1,055
3.50%, 02/01/2044 71 77
3.50%, 07/01/2044 475 510
3.50%, 10/01/2044 200 214
3.50%, 10/01/2044 77 83
3.50%, 11/01/2044 201 215
3.50%, 12/01/2044 41 43
3.50%, 12/01/2044 212 228
3.50%, 12/01/2044 153 164
3.50%, 01/01/2045 237 255
3.50%, 04/01/2045 209 224
3.50%, 05/01/2045 79 85
3.50%, 07/01/2045 220 236
3.50%, 07/01/2045 39 42
3.50%, 08/01/2045 220 235
3.50%, 08/01/2045 198 211
3.50%, 09/01/2045 300 321
3.50%, 09/01/2045 106 114
3.50%, 09/01/2045 248 266
3.50%, 11/01/2045 97 104
3.50%, 11/01/2045 177 189
3.50%, 12/01/2045 337 358
3.50%, 12/01/2045 183 196
3.50%, 12/01/2045 226 241
3.50%, 01/01/2046 377 403
3.50%, 01/01/2046 278 295
3.50%, 02/01/2046 152 163
3.50%, 02/01/2046 67 72
3.50%, 03/01/2046 239 254
3.50%, 03/01/2046 212 226
3.50%, 05/01/2046 249 266
3.50%, 06/01/2046 53 57
3.50%, 07/01/2046 225 239
3.50%, 09/01/2046 202 215
3.50%, 11/01/2046 416 446

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 12/01/2046 $ 243 $ 259
3.50%, 01/01/2047 531 567
3.50%, 02/01/2047 381 406
3.50%, 03/01/2047 47 50
3.50%, 09/01/2047 113 120
3.50%, 11/01/2047 454 481
3.50%, 01/01/2048 442 467
3.50%, 02/01/2048 389 411
3.50%, 02/01/2048 32 34
3.50%, 03/01/2048 290 307
3.50%, 04/01/2048 178 188
3.50%, 10/01/2048 47 50
3.50%, 10/01/2048 38 40
3.50%, 04/01/2049 376 398
3.50%, 06/01/2049 573 604
3.50%, 06/01/2049 758 799
3.50%, 06/01/2049 593 627
3.50%, 07/01/2049 1,416 1,493
3.50%, 07/01/2049 1,584 1,675
3.50%, 07/01/2049 868 918
3.50%, 08/01/2049 925 975
3.50%, 09/01/2049 925 976
3.50%, 11/01/2049 1,740 1,838
3.50%, 11/01/2049 1,482 1,563
3.50%, 11/01/2049 4,400 4,680
3.50%, 05/01/2050 1,908 2,011
3.50%, 09/01/2050 1,995 2,138
4.00%, 07/01/2025 65 68
4.00%, 04/01/2029 2 2
4.00%, 10/01/2030 6 7
4.00%, 12/01/2030 56 60
4.00%, 02/01/2031 19 20
4.00%, 03/01/2031 387 407
4.00%, 07/01/2031 12 13
4.00%, 10/01/2031 51 55
4.00%, 11/01/2031 12 13
4.00%, 12/01/2031 10 11
4.00%, 01/01/2032 15 16
4.00%, 09/01/2033 106 115
4.00%, 01/01/2036 98 105
4.00%, 02/01/2036 68 74
4.00%, 06/01/2036 57 62
4.00%, 01/01/2037 81 88
4.00%, 02/01/2037 187 202
4.00%, 07/01/2038 126 135
4.00%, 02/01/2039 35 37
4.00%, 10/01/2039 58 63
4.00%, 01/01/2041 190 208
4.00%, 02/01/2041 129 141
4.00%, 02/01/2041 47 52
4.00%, 09/01/2041 73 80
4.00%, 02/01/2043 69 75
4.00%, 12/01/2043 64 71
4.00%, 01/01/2044 200 220
4.00%, 06/01/2044 76 82
4.00%, 06/01/2044 157 172
4.00%, 07/01/2044 115 125
4.00%, 07/01/2044 133 145
4.00%, 09/01/2044 70 77
4.00%, 10/01/2044 112 122
4.00%, 10/01/2044 196 214
4.00%, 11/01/2044 129 142
4.00%, 12/01/2044 34 37
4.00%, 12/01/2044 195 214
4.00%, 01/01/2045 35 38
4.00%, 02/01/2045 128 140
4.00%, 02/01/2045 72 78
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2045 $ 164 $ 179
4.00%, 07/01/2045 90 98
4.00%, 07/01/2045 121 131
4.00%, 09/01/2045 150 163
4.00%, 10/01/2045 42 45
4.00%, 10/01/2045 141 154
4.00%, 11/01/2045 54 58
4.00%, 11/01/2045 234 256
4.00%, 12/01/2045 58 64
4.00%, 12/01/2045 105 115
4.00%, 01/01/2046 204 222
4.00%, 02/01/2046 49 54
4.00%, 02/01/2046 197 212
4.00%, 03/01/2046 61 66
4.00%, 03/01/2046 77 84
4.00%, 04/01/2046 101 109
4.00%, 07/01/2046 191 207
4.00%, 04/01/2047 313 336
4.00%, 06/01/2047 228 245
4.00%, 08/01/2047 283 303
4.00%, 08/01/2047 49 53
4.00%, 08/01/2047 363 388
4.00%, 08/01/2047 165 176
4.00%, 09/01/2047 331 354
4.00%, 11/01/2047 631 676
4.00%, 01/01/2048 519 558
4.00%, 02/01/2048 236 252
4.00%, 03/01/2048 4,415 4,743
4.00%, 03/01/2048 116 124
4.00%, 05/01/2048 906 971
4.00%, 06/01/2048 183 195
4.00%, 06/01/2048 479 511
4.00%, 07/01/2048 144 153
4.00%, 08/01/2048 75 80
4.00%, 08/01/2048 58 62
4.00%, 09/01/2048 276 294
4.00%, 09/01/2048 195 208
4.00%, 01/01/2049 2,577 2,789
4.00%, 01/01/2049 1,382 1,482
4.00%, 03/01/2049 201 215
4.00%, 04/01/2049 402 428
4.00%, 04/01/2049 281 299
4.00%, 07/01/2049 1,375 1,463
4.00%, 08/01/2049 945 1,004
4.00%, 10/01/2049 713 761
4.00%, 10/01/2049 434 467
4.00%, 11/01/2049 668 712
4.00%, 04/01/2050 2,538 2,721
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 5 6
4.50%, 04/01/2030 2 2
4.50%, 08/01/2030 38 41
4.50%, 09/01/2030 31 33
4.50%, 01/01/2031 7 7
4.50%, 04/01/2031 3 4
4.50%, 05/01/2031 6 7
4.50%, 07/01/2031 26 28
4.50%, 08/01/2031 14 15
4.50%, 02/01/2035 62 68
4.50%, 08/01/2040 43 47
4.50%, 08/01/2040 127 141
4.50%, 06/01/2041 62 68
4.50%, 09/01/2041 111 123
4.50%, 09/01/2043 54 60
4.50%, 10/01/2043 99 109
4.50%, 01/01/2044 378 417
4.50%, 01/01/2044 209 231

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 02/01/2044 $ 131 $ 144
4.50%, 03/01/2044 54 58
4.50%, 03/01/2044 77 85
4.50%, 05/01/2044 252 277
4.50%, 05/01/2044 46 51
4.50%, 05/01/2044 69 77
4.50%, 06/01/2044 120 132
4.50%, 08/01/2044 103 113
4.50%, 08/01/2044 98 107
4.50%, 12/01/2044 232 256
4.50%, 04/01/2046 91 98
4.50%, 08/01/2046 85 92
4.50%, 01/01/2047 77 83
4.50%, 02/01/2047 48 52
4.50%, 02/01/2047 125 136
4.50%, 03/01/2047 113 123
4.50%, 10/01/2047 92 100
4.50%, 11/01/2047 171 185
4.50%, 02/01/2048 137 147
4.50%, 04/01/2048 382 409
4.50%, 05/01/2048 231 247
4.50%, 07/01/2048 2,622 2,812
4.50%, 08/01/2048 67 72
4.50%, 08/01/2048 54 58
4.50%, 10/01/2048 610 654
4.50%, 10/01/2048 336 361
4.50%, 12/01/2048 1,450 1,567
4.50%, 03/01/2049 2,854 3,061
4.50%, 04/01/2049 293 313
4.50%, 05/01/2049 2,228 2,406
4.50%, 07/01/2049 827 887
4.50%, 07/01/2049 410 440
4.50%, 09/01/2049 516 554
4.50%, 09/01/2049 3,333 3,574
5.00%, 07/01/2024 1 1
5.00%, 04/01/2029 4 5
5.00%, 09/01/2029 60 65
5.00%, 03/01/2030 7 8
5.00%, 08/01/2030 10 11
5.00%, 07/01/2035 81 91
5.00%, 04/01/2037 134 149
5.00%, 01/01/2039 165 184
5.00%, 07/01/2039 74 83
5.00%, 07/01/2039 68 77
5.00%, 02/01/2041 133 150
5.00%, 02/01/2041 74 84
5.00%, 05/01/2042 177 200
5.00%, 03/01/2044 88 96
5.00%, 03/01/2044 91 100
5.00%, 05/01/2044 60 67
5.00%, 11/01/2044 125 139
5.00%, 04/01/2048 68 74
5.00%, 09/01/2048 864 945
5.00%, 05/01/2049 76 83
5.00%, 06/01/2049 561 614
5.00%, 07/01/2049 307 339
5.00%, 08/01/2049 328 361
5.50%, 01/01/2023 1 1
5.50%, 07/01/2023 1 1
5.50%, 08/01/2023 7 8
5.50%, 10/01/2023 12 13
5.50%, 11/01/2023 15 16
5.50%, 02/01/2026 23 25
5.50%, 03/01/2027 25 27
5.50%, 06/01/2028 2 3
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 10 11
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 01/01/2029 $ 1 $ 2
5.50%, 12/01/2029 6 6
5.50%, 11/01/2035 134 153
5.50%, 12/01/2036 63 72
5.50%, 03/01/2037 92 105
5.50%, 08/01/2037 66 75
5.50%, 08/01/2037 80 91
5.50%, 08/01/2037 63 71
5.50%, 05/01/2038 115 132
5.50%, 06/01/2038 56 64
6.00%, 05/01/2041 109 126
6.50%, 01/01/2038 59 67
$ 567,136
Government National Mortgage Association (GNMA) - 5.62%
2.00%, 01/01/2052 35,500 35,821
2.50%, 03/20/2028 48 49
2.50%, 07/20/2028 50 52
2.50%, 03/20/2031 58 60
2.50%, 05/20/2032 73 75
2.50%, 07/20/2043 109 113
2.50%, 06/20/2045 61 63
2.50%, 12/20/2046 130 134
2.50%, 01/20/2047 192 198
2.50%, 01/01/2052 39,500 40,450
3.00%, 07/20/2030 98 103
3.00%, 01/20/2031 62 65
3.00%, 07/20/2032 73 76
3.00%, 01/20/2033 33 35
3.00%, 09/20/2042 655 687
3.00%, 10/15/2042 107 110
3.00%, 12/20/2042 186 195
3.00%, 01/20/2043 259 272
3.00%, 03/20/2043 133 141
3.00%, 03/20/2043 347 364
3.00%, 04/20/2043 447 468
3.00%, 06/15/2043 158 167
3.00%, 06/20/2043 98 102
3.00%, 07/15/2043 50 52
3.00%, 08/15/2043 78 81
3.00%, 08/15/2043 110 114
3.00%, 08/20/2043 46 49
3.00%, 09/20/2043 178 187
3.00%, 10/20/2043 94 99
3.00%, 11/20/2043 68 72
3.00%, 03/20/2044 144 151
3.00%, 08/20/2044 539 565
3.00%, 11/15/2044 234 248
3.00%, 11/20/2044 176 184
3.00%, 12/20/2044 178 186
3.00%, 02/15/2045 188 200
3.00%, 05/20/2045 157 165
3.00%, 07/15/2045 73 76
3.00%, 07/20/2045 1,227 1,281
3.00%, 08/15/2045 170 180
3.00%, 08/20/2045 380 396
3.00%, 10/20/2045 338 353
3.00%, 11/20/2045 197 206
3.00%, 12/20/2045 276 288
3.00%, 01/20/2046 70 73
3.00%, 02/20/2046 93 97
3.00%, 03/20/2046 444 463
3.00%, 04/20/2046 288 301
3.00%, 05/20/2046 263 275
3.00%, 06/20/2046 399 417
3.00%, 07/20/2046 1,201 1,253
3.00%, 08/20/2046 818 854
3.00%, 09/20/2046 481 502

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 10/20/2046 $ 317 $ 331
3.00%, 11/20/2046 214 226
3.00%, 11/20/2046 485 507
3.00%, 12/20/2046 591 617
3.00%, 01/20/2047 391 409
3.00%, 07/20/2047 18 19
3.00%, 10/20/2047 406 424
3.00%, 11/20/2047 193 201
3.00%, 12/20/2047 636 660
3.00%, 01/20/2048 275 286
3.00%, 02/20/2048 291 303
3.00%, 03/20/2048 273 284
3.00%, 11/20/2049 10,326 10,691
3.00%, 01/01/2052 12,000 12,416
3.50%, 09/20/2028 65 68
3.50%, 04/20/2042 435 466
3.50%, 05/20/2042 460 493
3.50%, 06/20/2042 128 137
3.50%, 07/20/2042 511 547
3.50%, 10/20/2042 310 332
3.50%, 01/15/2043 111 118
3.50%, 01/20/2043 168 180
3.50%, 02/20/2043 510 547
3.50%, 03/20/2043 229 244
3.50%, 03/20/2043 474 508
3.50%, 04/15/2043 63 67
3.50%, 04/20/2043 462 495
3.50%, 04/20/2043 326 349
3.50%, 07/20/2043 555 595
3.50%, 08/15/2043 44 48
3.50%, 08/20/2043 427 457
3.50%, 09/20/2043 282 302
3.50%, 07/20/2044 313 332
3.50%, 08/20/2044 330 351
3.50%, 09/20/2044 124 132
3.50%, 10/20/2044 131 139
3.50%, 11/20/2044 141 150
3.50%, 12/20/2044 157 167
3.50%, 02/20/2045 155 164
3.50%, 05/20/2045 203 215
3.50%, 06/20/2045 43 45
3.50%, 07/20/2045 306 325
3.50%, 08/20/2045 141 149
3.50%, 09/20/2045 75 79
3.50%, 10/20/2045 555 587
3.50%, 11/20/2045 459 486
3.50%, 12/20/2045 291 308
3.50%, 01/20/2046 727 770
3.50%, 02/20/2046 40 42
3.50%, 03/20/2046 3,737 3,954
3.50%, 04/20/2046 291 308
3.50%, 05/20/2046 394 415
3.50%, 06/20/2046 1,730 1,822
3.50%, 07/15/2046 39 41
3.50%, 07/20/2046 206 217
3.50%, 08/20/2046 916 965
3.50%, 09/20/2046 383 403
3.50%, 10/20/2046 456 481
3.50%, 11/20/2046 348 366
3.50%, 12/20/2046 380 400
3.50%, 01/20/2047 382 402
3.50%, 02/20/2047 226 237
3.50%, 03/20/2047 304 319
3.50%, 04/20/2047 725 761
3.50%, 05/20/2047 217 228
3.50%, 06/20/2047 337 354
3.50%, 07/20/2047 612 643
3.50%, 08/20/2047 969 1,018
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 09/20/2047 $ 71 $ 75
3.50%, 10/20/2047 240 253
3.50%, 11/20/2047 312 328
3.50%, 12/20/2047 357 374
3.50%, 01/20/2048 507 533
3.50%, 02/20/2048 79 83
3.50%, 07/20/2048 155 162
4.00%, 08/15/2040 41 45
4.00%, 12/20/2040 20 22
4.00%, 08/15/2041 37 40
4.00%, 11/15/2041 56 62
4.00%, 03/15/2042 42 45
4.00%, 03/20/2042 90 98
4.00%, 04/20/2042 80 87
4.00%, 05/15/2042 93 99
4.00%, 10/20/2043 44 47
4.00%, 11/20/2043 102 110
4.00%, 02/20/2044 247 267
4.00%, 03/15/2044 83 92
4.00%, 05/20/2044 159 172
4.00%, 06/20/2044 119 128
4.00%, 07/20/2044 481 520
4.00%, 08/20/2044 343 372
4.00%, 09/20/2044 311 337
4.00%, 10/20/2044 412 446
4.00%, 11/20/2044 183 198
4.00%, 12/20/2044 333 361
4.00%, 01/20/2045 279 302
4.00%, 04/20/2045 177 191
4.00%, 05/15/2045 91 100
4.00%, 07/20/2045 67 73
4.00%, 08/20/2045 172 186
4.00%, 09/20/2045 241 261
4.00%, 10/20/2045 130 138
4.00%, 11/20/2045 47 51
4.00%, 12/15/2045 46 50
4.00%, 12/20/2045 121 131
4.00%, 01/20/2046 75 81
4.00%, 02/20/2046 110 119
4.00%, 04/20/2046 183 195
4.00%, 05/20/2046 89 96
4.00%, 07/20/2046 192 204
4.00%, 01/20/2047 371 395
4.00%, 02/20/2047 290 308
4.00%, 03/20/2047 269 286
4.00%, 05/20/2047 362 386
4.00%, 06/20/2047 359 382
4.00%, 07/20/2047 890 948
4.00%, 08/20/2047 43 45
4.00%, 09/20/2047 2,789 2,965
4.00%, 10/20/2047 206 219
4.50%, 02/15/2039 86 97
4.50%, 05/15/2039 57 63
4.50%, 11/15/2039 201 235
4.50%, 04/15/2040 166 186
4.50%, 01/20/2041 25 28
4.50%, 02/20/2041 24 26
4.50%, 03/20/2041 19 20
4.50%, 07/15/2041 72 80
4.50%, 05/20/2043 76 83
4.50%, 06/20/2043 85 93
4.50%, 10/20/2043 70 77
4.50%, 11/20/2043 228 253
4.50%, 03/20/2044 326 360
4.50%, 04/20/2044 14 16
4.50%, 05/20/2044 235 260
4.50%, 07/20/2044 123 135
4.50%, 12/20/2044 52 57

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 02/20/2045 $ 135 $ 148
4.50%, 03/20/2045 58 64
4.50%, 04/20/2045 71 79
4.50%, 06/20/2046 70 77
4.50%, 12/20/2046 211 233
4.50%, 02/20/2047 125 135
4.50%, 04/20/2047 88 95
4.50%, 06/15/2047 80 89
4.50%, 08/20/2047 182 195
4.50%, 10/20/2047 89 95
4.50%, 02/20/2048 1,465 1,567
4.50%, 05/20/2048 1,036 1,101
4.50%, 08/20/2048 259 274
4.50%, 10/20/2048 157 166
4.50%, 11/20/2048 241 255
4.50%, 12/20/2048 69 73
5.00%, 07/15/2035 54 61
5.00%, 04/15/2041 169 193
5.00%, 08/20/2041 52 59
5.00%, 04/20/2042 41 46
5.00%, 12/20/2042 127 144
5.00%, 07/20/2043 69 78
5.00%, 02/20/2044 75 84
5.00%, 03/20/2044 47 53
5.00%, 12/20/2045 67 76
5.00%, 03/20/2048 62 68
5.00%, 06/20/2048 1,194 1,277
5.00%, 10/20/2048 82 88
5.50%, 01/15/2040 58 67
5.50%, 06/20/2040 27 30
5.50%, 01/20/2041 121 140
5.50%, 10/20/2042 56 65
5.50%, 09/20/2043 57 66
6.00%, 04/15/2035 8 9
$ 163,057
U.S. Treasury - 38.97%
0.13%, 01/31/2023 4,370 4,355
0.13%, 04/30/2023 5,465 5,436
0.13%, 05/15/2023 11,175 11,111
0.13%, 07/31/2023 19,515 19,362
0.13%, 08/15/2023 4,985 4,944
0.13%, 09/15/2023 4,650 4,607
0.13%, 10/15/2023 16,710 16,543
0.25%, 04/15/2023 8,470 8,442
0.25%, 06/15/2023 4,000 3,981
0.25%, 11/15/2023 5,595 5,549
0.25%, 05/31/2025 2,360 2,296
0.25%, 06/30/2025 7,025 6,825
0.25%, 07/31/2025 16,325 15,835
0.25%, 08/31/2025 9,680 9,377
0.25%, 09/30/2025 12,000 11,620
0.25%, 10/31/2025 2,345 2,266
0.38%, 10/31/2023 4,000 3,976
0.38%, 04/30/2025 8,100 7,920
0.38%, 11/30/2025 4,675 4,534
0.38%, 01/31/2026 10,575 10,230
0.38%, 07/31/2027 8,175 7,765
0.38%, 09/30/2027 3,705 3,507
0.50%, 03/15/2023 1,725 1,726
0.50%, 03/31/2025 4,250 4,179
0.50%, 02/28/2026 3,990 3,877
0.50%, 04/30/2027 4,440 4,259
0.50%, 05/31/2027 3,290 3,150
0.50%, 06/30/2027 2,265 2,167
0.50%, 08/31/2027 5,260 5,019
0.50%, 10/31/2027 3,810 3,626
0.63%, 07/31/2026 4,210 4,094
0.63%, 03/31/2027 5,975 5,775
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.63%, 11/30/2027 $ 4,645 $ 4,449
0.63%, 12/31/2027 9,865 9,439
0.63%, 05/15/2030 6,235 5,830
0.63%, 08/15/2030 15,650 14,595
0.75%, 12/31/2023 4,295 4,296
0.75%, 03/31/2026 8,220 8,064
0.75%, 01/31/2028 11,495 11,069
0.88%, 09/30/2026 6,750 6,629
0.88%, 11/15/2030 8,185 7,782
1.00%, 07/31/2028 1,705 1,660
1.13%, 02/28/2025 8,950 8,981
1.13%, 10/31/2026 3,635 3,611
1.13%, 02/28/2027 2,670 2,649
1.13%, 02/29/2028 6,795 6,696
1.13%, 08/31/2028 2,640 2,589
1.13%, 02/15/2031 15,070 14,626
1.13%, 05/15/2040 3,760 3,296
1.13%, 08/15/2040 1,470 1,283
1.25%, 07/31/2023 5,650 5,706
1.25%, 08/31/2024 7,600 7,670
1.25%, 03/31/2028 7,125 7,062
1.25%, 04/30/2028 2,000 1,982
1.25%, 05/31/2028 7,415 7,342
1.25%, 09/30/2028 9,295 9,186
1.25%, 08/15/2031 8,160 7,978
1.25%, 05/15/2050 7,960 6,759
1.38%, 06/30/2023 4,050 4,098
1.38%, 08/31/2023 8,860 8,965
1.38%, 09/30/2023 4,430 4,484
1.38%, 08/31/2026 3,400 3,420
1.38%, 10/31/2028 4,050 4,034
1.38%, 11/15/2031 2,705 2,671
1.38%, 11/15/2040 6,455 5,883
1.38%, 08/15/2050 7,480 6,552
1.50%, 02/28/2023 2,995 3,030
1.50%, 03/31/2023 3,340 3,381
1.50%, 09/30/2024 5,950 6,044
1.50%, 10/31/2024 1,000 1,016
1.50%, 11/30/2024 7,880 8,004
1.50%, 08/15/2026 15,150 15,322
1.50%, 02/15/2030 5,660 5,689
1.63%, 04/30/2023 3,000 3,043
1.63%, 10/31/2023 3,160 3,213
1.63%, 02/15/2026 3,315 3,372
1.63%, 05/15/2026 3,345 3,401
1.63%, 09/30/2026 1,265 1,286
1.63%, 11/30/2026 1,500 1,526
1.63%, 08/15/2029 3,750 3,804
1.63%, 05/15/2031 9,520 9,640
1.63%, 11/15/2050 7,525 7,011
1.75%, 01/31/2023 2,560 2,596
1.75%, 05/15/2023 15,112 15,361
1.75%, 06/30/2024 3,970 4,057
1.75%, 12/31/2024 5,620 5,748
1.75%, 11/15/2029 9,045 9,271
1.75%, 08/15/2041 1,975 1,915
1.88%, 08/31/2024 4,000 4,102
1.88%, 07/31/2026 7,400 7,610
1.88%, 02/15/2041 7,880 7,800
1.88%, 02/15/2051 7,680 7,598
1.88%, 11/15/2051 3,595 3,566
2.00%, 02/15/2023 4,597 4,676
2.00%, 04/30/2024 4,035 4,144
2.00%, 05/31/2024 6,765 6,951
2.00%, 06/30/2024 5,195 5,340
2.00%, 02/15/2025 8,570 8,827
2.00%, 08/15/2025 4,850 5,002
2.00%, 11/15/2026 13,300 13,758

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 02/15/2050 $ 4,900 $ 4,977
2.00%, 08/15/2051 6,110 6,228
2.13%, 11/30/2023 13,390 13,749
2.13%, 03/31/2024 3,525 3,628
2.13%, 07/31/2024 5,580 5,757
2.13%, 09/30/2024 4,770 4,926
2.13%, 11/30/2024 4,460 4,609
2.13%, 05/15/2025 8,950 9,264
2.13%, 05/31/2026 2,000 2,077
2.25%, 12/31/2023 3,655 3,764
2.25%, 01/31/2024 1,475 1,520
2.25%, 04/30/2024 4,850 5,009
2.25%, 10/31/2024 3,336 3,458
2.25%, 11/15/2024 8,963 9,292
2.25%, 12/31/2024 3,000 3,113
2.25%, 11/15/2025 2,500 2,604
2.25%, 03/31/2026 5,000 5,214
2.25%, 02/15/2027 8,160 8,548
2.25%, 08/15/2027 5,535 5,806
2.25%, 11/15/2027 9,840 10,331
2.25%, 05/15/2041 2,475 2,600
2.25%, 08/15/2046 4,700 4,970
2.25%, 08/15/2049 3,790 4,056
2.38%, 01/31/2023 4,235 4,322
2.38%, 02/29/2024 4,635 4,792
2.38%, 08/15/2024 4,595 4,771
2.38%, 04/30/2026 5,000 5,244
2.38%, 05/15/2027 8,780 9,266
2.38%, 05/15/2029 8,350 8,900
2.38%, 11/15/2049 5,505 6,047
2.38%, 05/15/2051 5,095 5,628
2.50%, 03/31/2023 4,560 4,672
2.50%, 08/15/2023 13,632 14,040
2.50%, 01/31/2024 4,530 4,692
2.50%, 05/15/2024 3,066 3,185
2.50%, 01/31/2025 3,300 3,450
2.50%, 02/15/2045 5,035 5,537
2.50%, 02/15/2046 2,925 3,231
2.50%, 05/15/2046 4,425 4,890
2.63%, 06/30/2023 4,360 4,492
2.63%, 03/31/2025 1,805 1,897
2.63%, 12/31/2025 5,000 5,287
2.63%, 02/15/2029 11,995 12,967
2.75%, 04/30/2023 4,205 4,328
2.75%, 07/31/2023 1,705 1,762
2.75%, 08/31/2023 3,000 3,103
2.75%, 11/15/2023 5,656 5,870
2.75%, 02/15/2024 5,336 5,558
2.75%, 02/28/2025 9,505 10,017
2.75%, 06/30/2025 1,280 1,353
2.75%, 08/31/2025 5,225 5,528
2.75%, 02/15/2028 9,145 9,884
2.75%, 08/15/2042 1,591 1,813
2.75%, 11/15/2042 2,610 2,975
2.75%, 08/15/2047 4,550 5,295
2.75%, 11/15/2047 3,405 3,964
2.88%, 09/30/2023 1,095 1,137
2.88%, 10/31/2023 3,000 3,118
2.88%, 11/30/2023 6,845 7,125
2.88%, 04/30/2025 2,475 2,622
2.88%, 05/31/2025 4,120 4,368
2.88%, 07/31/2025 2,000 2,125
2.88%, 11/30/2025 3,435 3,661
2.88%, 05/15/2028 4,400 4,794
2.88%, 08/15/2028 9,660 10,550
2.88%, 05/15/2043 5,703 6,627
2.88%, 08/15/2045 4,255 4,996
2.88%, 11/15/2046 850 1,005
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.88%, 05/15/2049 $ 5,720 $ 6,890
3.00%, 09/30/2025 2,775 2,964
3.00%, 10/31/2025 4,500 4,813
3.00%, 05/15/2042 1,200 1,421
3.00%, 11/15/2044 4,995 5,957
3.00%, 05/15/2045 4,260 5,095
3.00%, 11/15/2045 3,500 4,205
3.00%, 02/15/2047 5,075 6,142
3.00%, 05/15/2047 3,400 4,127
3.00%, 02/15/2048 6,075 7,415
3.00%, 08/15/2048 2,745 3,359
3.00%, 02/15/2049 4,115 5,059
3.13%, 11/15/2028 6,620 7,358
3.13%, 11/15/2041 1,700 2,043
3.13%, 02/15/2042 805 970
3.13%, 02/15/2043 4,020 4,845
3.13%, 08/15/2044 4,060 4,930
3.13%, 05/15/2048 4,020 5,024
3.38%, 05/15/2044 3,425 4,312
3.38%, 11/15/2048 4,815 6,300
3.50%, 02/15/2039 1,170 1,468
3.63%, 08/15/2043 3,570 4,631
3.63%, 02/15/2044 1,755 2,284
3.75%, 08/15/2041 755 986
3.75%, 11/15/2043 1,165 1,541
3.88%, 08/15/2040 1,669 2,200
4.25%, 05/15/2039 1,190 1,631
4.25%, 11/15/2040 1,135 1,570
4.38%, 11/15/2039 2,970 4,139
4.38%, 05/15/2040 1,489 2,084
4.38%, 05/15/2041 1,660 2,338
4.50%, 02/15/2036 3,565 4,900
4.50%, 05/15/2038 710 993
4.50%, 08/15/2039 1,235 1,744
4.63%, 02/15/2040 1,100 1,580
4.75%, 02/15/2037 2,290 3,248
4.75%, 02/15/2041 2,628 3,866
5.25%, 11/15/2028 2,415 3,022
5.25%, 02/15/2029 2,000 2,519
5.38%, 02/15/2031 3,616 4,839
6.00%, 02/15/2026 2,000 2,389
6.13%, 11/15/2027 2,225 2,827
6.13%, 08/15/2029 1,000 1,342
6.25%, 05/15/2030 1,500 2,071
6.38%, 08/15/2027 1,830 2,332
6.88%, 08/15/2025 1,000 1,205
$ 1,130,159
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,908,741
Total Investments $ 3,147,995
Other Assets and Liabilities -  (8.53)% (247,387)
TOTAL NET ASSETS - 100.00% $ 2,900,608
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,973 or 0.41% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,269 or 0.42% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Bond Market Index Account
December 31, 2021
See accompanying notes.

(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,311 or 0.39% of net assets.
(i) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(j) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary  (unaudited)
Sector Percent
Government 43.41%
Mortgage Securities 28.20%
Money Market Funds 10.02%
Financial 8.60%
Consumer, Non-cyclical 4.40%
Communications 2.76%
Industrial 2.19%
Utilities 2.10%
Technology 1.92%
Energy 1.91%
Consumer, Cyclical 1.23%
Basic Materials 0.66%
Investment Companies 0.49%
Revenue Bonds 0.35%
General Obligation Unlimited 0.20%
Asset Backed Securities 0.05%
Insured 0.04%
General Obligation Limited 0.00%
Other Assets and Liabilities
(8.53)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 233,150 $ 1,603,321 $ 1,551,392 $ 285,079
$ 233,150 $ 1,603,321 $ 1,551,392 $ 285,079
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 4.79% Shares Held Value (000's)
Money Market Funds - 4.79%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
142,048 $ 142
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
11,178,081 11,178
$ 11,320
TOTAL INVESTMENT COMPANIES $ 11,320
COMMON STOCKS - 0.10% Shares Held Value (000's)
Oil & Gas - 0.10%
EP Energy Corp
(d)
2,695 $ 234
TOTAL COMMON STOCKS $ 234
BONDS - 57.74%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.70%
Boeing Co/The
1.95%, 02/01/2024 $ 1,370 $ 1,385
2.20%, 02/04/2026 635 635
2.80%, 03/01/2024 300 308
3.10%, 05/01/2026 190 198
3.75%, 02/01/2050 400 416
4.88%, 05/01/2025 380 416
Bombardier Inc
7.50%, 03/15/2025
(e)
45 46
TransDigm Inc
4.88%, 05/01/2029 60 60
6.25%, 03/15/2026
(e)
45 47
7.50%, 03/15/2027 156 163
8.00%, 12/15/2025
(e)
80 84
Triumph Group Inc
7.75%, 08/15/2025 60 60
8.88%, 06/01/2024
(e)
178 194
$ 4,012
Agriculture - 0.16%
BAT Capital Corp
4.54%, 08/15/2047 120 125
Reynolds American Inc
5.70%, 08/15/2035 165 196
5.85%, 08/15/2045 45 55
$ 376
Airlines - 0.72%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 10 10
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(e)
25 27
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
992 1,043
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(e)
240 251
Southwest Airlines Co
4.75%, 05/04/2023 85 89
5.25%, 05/04/2025 255 283
$ 1,703
Automobile Asset Backed Securities - 2.12%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 78 78
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 157 157
Capital One Prime Auto Receivables Trust 2021-1
0.50%, 02/18/2025 600 598
CarMax Auto Owner Trust 2020-3
0.36%, 06/15/2023 25 25
1.00 x 1 Month USD LIBOR + 0.25%
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 330 329
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Carvana Auto Receivables Trust
0.82%, 04/10/2025 $ 425 $ 425
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 305 304
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 87 87
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 475 474
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 40 40
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 175 175
Nissan Auto Lease Trust 2021-A
0.30%, 12/15/2023 490 489
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 54 55
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 275 275
Santander Drive Auto Receivables Trust 2021-4
0.62%, 08/15/2024 850 849
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 280 280
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 380 379
$ 5,019
Automobile Manufacturers - 2.03%
BMW US Capital LLC
3.80%, 04/06/2023
(e)
305 316
3.90%, 04/09/2025
(e)
550 592
Ford Motor Co
3.25%, 02/12/2032 640 655
9.63%, 04/22/2030 25 37
Ford Motor Credit Co LLC
3.35%, 11/01/2022 290 294
3.38%, 11/13/2025 520 540
4.25%, 09/20/2022 450 458
General Motors Co
4.88%, 10/02/2023 665 706
6.25%, 10/02/2043 120 164
6.60%, 04/01/2036 275 372
General Motors Financial Co Inc
1.20%, 10/15/2024 170 169
1.25%, 01/08/2026 375 367
1.70%, 08/18/2023 135 136
$ 4,806
Automobile Parts & Equipment - 0.17%
Dana Inc
5.38%, 11/15/2027 60 63
Tenneco Inc
5.00%, 07/15/2026 60 58
5.13%, 04/15/2029
(e)
25 24
7.88%, 01/15/2029
(e)
225 243
$ 388
Banks - 8.49%
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 10/14/2030
(e),(f),(g),(h)
200 230
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 7.76%
Banco Santander SA
3.22%, 11/22/2032
(g)
600 601
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%

Schedule of Investments
Core Plus Bond Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
2.48%, 09/21/2036
(g)
$ 900 $ 872
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(g)
680 655
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(g)
735 746
Secured Overnight Financing Rate + 1.32%
4.20%, 08/26/2024 220 236
Barclays PLC
2.28%, 11/24/2027
(g)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(g)
600 619
Secured Overnight Financing Rate + 2.71%
3.33%, 11/24/2042
(g)
550 560
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
7.75%, 09/15/2023
(f),(g),(h)
400 429
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.16%, 09/15/2029
(e),(g)
490 480
Secured Overnight Financing Rate + 1.22%
2.22%, 06/09/2026
(e),(g)
400 404
Secured Overnight Financing Rate + 2.07%
CIT Group Inc
5.00%, 08/15/2022 120 123
Citigroup Inc
3.11%, 04/08/2026
(g)
495 519
Secured Overnight Financing Rate + 2.84%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 696
Credit Suisse Group AG
2.19%, 06/05/2026
(e),(g)
500 503
Secured Overnight Financing Rate + 2.04%
5.25%, 02/11/2027
(e),(f),(g),(h)
205 212
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(e),(g)
315 333
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG
6.00%, 10/30/2025
(f),(g),(h)
240 249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(g)
725 734
Secured Overnight Financing Rate + 2.16%
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 250 262
3.85%, 01/26/2027 160 172
HSBC Holdings PLC
2.80%, 05/24/2032
(g)
365 366
Secured Overnight Financing Rate + 1.19%
4.25%, 03/14/2024 435 459
JPMorgan Chase & Co
2.08%, 04/22/2026
(g)
335 340
Secured Overnight Financing Rate + 1.85%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(g)
850 898
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(g)
1,861 1,805
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(g)
475 457
Secured Overnight Financing Rate + 1.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
4.35%, 09/08/2026 $ 800 $ 884
5.00%, 11/24/2025 330 369
Popular Inc
6.13%, 09/14/2023 65 69
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(g)
345 342
Secured Overnight Financing Rate + 0.79%
2.90%, 03/15/2032
(g)
450 454
Secured Overnight Financing Rate + 1.48%
Standard Chartered PLC
2.68%, 06/29/2032
(e),(g)
700 687
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
2.82%, 01/30/2026
(e),(g)
535 548
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(e),(f),(g),(h)
215 229
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
UniCredit SpA
1.98%, 06/03/2027
(e),(g)
750 731
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 330 347
4.40%, 06/14/2046 170 201
Westpac Banking Corp
4.11%, 07/24/2034
(g)
85 92
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 815 953
$ 20,066
Beverages - 0.56%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 123
4.90%, 02/01/2046 455 575
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 223
5.45%, 01/23/2039 225 294
Central American Bottling Corp
5.75%, 01/31/2027
(e)
95 98
$ 1,313
Building Materials - 0.56%
Carrier Global Corp
2.24%, 02/15/2025 45 46
Cemex SAB de CV
3.88%, 07/11/2031
(e)
325 324
5.20%, 09/17/2030
(e)
200 215
Patrick Industries Inc
4.75%, 05/01/2029
(e)
105 104
7.50%, 10/15/2027
(e)
150 160
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(e)
385 411
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(e)
70 73
$ 1,333
Chemicals - 1.06%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(e)
200 213
Consolidated Energy Finance SA
5.63%, 10/15/2028
(e)
260 254
Ecolab Inc
2.70%, 12/15/2051 375 368
EI du Pont de Nemours and Co
1.70%, 07/15/2025 120 121

Schedule of Investments
Core Plus Bond Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Element Solutions Inc
3.88%, 09/01/2028
(e)
$ 326 $ 327
Olympus Water US Holding Corp
4.25%, 10/01/2028
(e)
275 273
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(e)
350 344
SABIC Capital II BV
4.00%, 10/10/2023
(e)
200 210
Tronox Inc
6.50%, 05/01/2025
(e)
50 53
Westlake Chemical Corp
3.13%, 08/15/2051 360 347
$ 2,510
Commercial Mortgage Backed Securities - 1.94%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 265
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 154
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 934
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 362
GS Mortgage Securities Trust 2011-GC5
0.00%, 08/10/2044
(d),(e),(i),(j)
1,641 —
GS Mortgage Securities Trust 2013-GC16
1.01%, 11/10/2046
(i),(j)
1,806 27
GS Mortgage Securities Trust 2014-GC26
0.95%, 11/10/2047
(i),(j)
3,787 89
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 397
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 343
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.39%, 12/15/2047
(i),(j)
1,424 12
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 520
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.38%, 11/15/2047
(j)
500 483
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.34%, 08/15/2045
(e),(i),(j)
2,701 7
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
0.96%, 02/15/2047
(i),(j)
3,798 58
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.98%, 06/15/2047
(i),(j)
3,198 55
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.02%, 10/15/2030
(e),(i),(j)
3,412 11
SREIT Trust 2021-MFP
0.83%, 11/15/2038
(e)
350 348
1.00 x 1 Month USD LIBOR + 0.73%
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.57%, 12/10/2045
(e),(i),(j)
1,103 8
3.32%, 12/10/2045
(e)
500 507
WFRBS Commercial Mortgage Trust 2013-C12
1.09%, 03/15/2048
(e),(i),(j)
1,422 14
$ 4,594
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.65%
Ahern Rentals Inc
7.38%, 05/15/2023
(e)
$ 20 $ 19
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 132
Moody's Corp
3.10%, 11/29/2061 540 535
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(e)
134 129
6.25%, 01/15/2028
(e)
142 148
United Rentals North America Inc
3.88%, 02/15/2031 85 86
4.88%, 01/15/2028 169 178
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(e)
285 300
$ 1,527
Computers - 0.29%
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(e)
350 346
5.45%, 06/15/2023 68 72
NCR Corp
5.13%, 04/15/2029
(e)
250 259
$ 677
Consumer Products - 0.02%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(e)
45 44
Diversified Financial Services - 2.58%
AerCap Holdings NV
5.88%, 10/10/2079
(g)
150 155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 1,000 1,031
4.50%, 09/15/2023 705 740
Air Lease Corp
1.88%, 08/15/2026 465 457
2.88%, 01/15/2026 625 645
3.38%, 07/01/2025 370 386
Ally Financial Inc
5.80%, 05/01/2025 210 237
Aviation Capital Group LLC
1.95%, 09/20/2026
(e)
1,000 971
Coinbase Global Inc
3.63%, 10/01/2031
(e)
70 65
Credit Acceptance Corp
5.13%, 12/31/2024
(e)
30 31
6.63%, 03/15/2026 336 350
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(e),(j),(k)
242 234
ILFC E-Capital Trust II
3.67%, 12/21/2065
(e),(j)
100 85
LPL Holdings Inc
4.00%, 03/15/2029
(e)
215 220
OneMain Finance Corp
4.00%, 09/15/2030 55 54
5.63%, 03/15/2023 75 78
6.63%, 01/15/2028 122 137
6.88%, 03/15/2025 199 221
8.88%, 06/01/2025 5 5
$ 6,102
Electric - 2.65%
Abu Dhabi National Energy Co PJSC
4.38%, 06/22/2026
(e)
200 221
Avangrid Inc
3.20%, 04/15/2025 490 515

Schedule of Investments
Core Plus Bond Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Clearway Energy Operating LLC
4.75%, 03/15/2028
(e)
$ 140 $ 147
CMS Energy Corp
3.00%, 05/15/2026 75 78
4.70%, 03/31/2043 120 144
Colbun SA
3.15%, 01/19/2032
(e)
300 297
Commonwealth Edison Co
4.00%, 03/01/2049 225 267
DTE Electric Co
3.95%, 03/01/2049 60 71
DTE Energy Co
1.05%, 06/01/2025 65 64
3.40%, 06/15/2029 262 277
Enel Chile SA
4.88%, 06/12/2028 280 309
Entergy Corp
1.90%, 06/15/2028 424 416
Exelon Corp
3.50%, 06/01/2022 215 217
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 145 149
3.50%, 04/01/2029 300 322
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(e)
30 31
NRG Energy Inc
3.88%, 02/15/2032
(e)
560 549
Oryx Funding Ltd
5.80%, 02/03/2031 200 211
Pacific Gas and Electric Co
1.75%, 06/16/2022 735 735
4.20%, 06/01/2041 185 186
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(e)
200 212
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 99
4.75%, 07/15/2043 90 114
Southern California Edison Co
4.20%, 03/01/2029 125 139
4.88%, 03/01/2049 150 183
Tucson Electric Power Co
4.85%, 12/01/2048 25 32
Vistra Corp
7.00%, 12/15/2026
(e),(f),(g)
90 91
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(e)
195 195
$ 6,271
Electrical Components & Equipment - 0.14%
WESCO Distribution Inc
7.13%, 06/15/2025
(e)
90 95
7.25%, 06/15/2028
(e)
213 234
$ 329
Electronics - 0.13%
Imola Merger Corp
4.75%, 05/15/2029
(e)
90 92
Sensata Technologies BV
5.00%, 10/01/2025
(e)
145 157
Sensata Technologies Inc
4.38%, 02/15/2030
(e)
51 54
$ 303
Energy - Alternate Sources - 0.08%
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(e)
200 192
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.46%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061
(e)
$ 200 $ 209
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(e)
220 225
IHS Holding Ltd
6.25%, 11/29/2028
(e)
200 203
MasTec Inc
4.50%, 08/15/2028
(e)
238 247
Mexico City Airport Trust
4.25%, 10/31/2026
(e)
200 212
$ 1,096
Entertainment - 0.29%
Boyne USA Inc
4.75%, 05/15/2029
(e)
165 170
Caesars Entertainment Inc
6.25%, 07/01/2025
(e)
174 183
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(e)
245 264
Scientific Games International Inc
8.63%, 07/01/2025
(e)
70 75
$ 692
Environmental Control - 0.09%
Madison IAQ LLC
4.13%, 06/30/2028
(e)
220 221
Food - 2.26%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(e)
217 228
Cencosud SA
4.38%, 07/17/2027
(e)
200 214
Fresh Market Inc/The
9.75%, 05/01/2023
(e)
125 129
Gruma SAB de CV
4.88%, 12/01/2024
(e)
350 380
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(e)
450 452
Kraft Heinz Foods Co
3.75%, 04/01/2030 57 61
4.38%, 06/01/2046 376 440
MARB BondCo PLC
3.95%, 01/29/2031 200 191
Minerva Luxembourg SA
4.38%, 03/18/2031
(e)
200 190
Pilgrim's Pride Corp
3.50%, 03/01/2032
(e)
60 61
4.25%, 04/15/2031
(e)
1,030 1,081
Post Holdings Inc
4.50%, 09/15/2031
(e)
225 223
4.63%, 04/15/2030
(e)
32 33
Sigma Alimentos SA de CV
4.13%, 05/02/2026
(e)
250 265
Sysco Corp
3.15%, 12/14/2051 1,020 1,004
3.30%, 07/15/2026 167 178
Want Want China Finance Ltd
2.88%, 04/27/2022 200 201
$ 5,331
Forest Products & Paper - 0.10%
Mercer International Inc
5.13%, 02/01/2029 155 158
Suzano Austria GmbH
3.75%, 01/15/2031 75 76
$ 234

Schedule of Investments
Core Plus Bond Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0.26%
Boston Scientific Corp
3.45%, 03/01/2024 $ 290 $ 303
4.55%, 03/01/2039 260 311
$ 614
Healthcare - Services - 1.40%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(e)
95 98
Centene Corp
2.50%, 03/01/2031 155 151
2.63%, 08/01/2031 805 789
3.00%, 10/15/2030 121 123
3.38%, 02/15/2030 167 170
4.25%, 12/15/2027 175 182
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(e)
275 293
8.00%, 03/15/2026
(e)
50 52
HCA Inc
3.50%, 09/01/2030 294 311
3.50%, 07/15/2051 550 561
5.88%, 05/01/2023 150 159
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(e)
305 318
Tenet Healthcare Corp
4.63%, 09/01/2024
(e)
80 82
7.50%, 04/01/2025
(e)
25 26
$ 3,315
Home Builders - 0.58%
Beazer Homes USA Inc
6.75%, 03/15/2025 105 108
Empire Communities Corp
7.00%, 12/15/2025
(e)
185 191
Forestar Group Inc
3.85%, 05/15/2026
(e)
65 65
5.00%, 03/01/2028
(e)
190 195
KB Home
7.63%, 05/15/2023 55 58
Lennar Corp
4.75%, 05/30/2025 100 109
4.88%, 12/15/2023 80 85
M/I Homes Inc
3.95%, 02/15/2030 155 153
Picasso Finance Sub Inc
6.13%, 06/15/2025
(e)
122 127
Toll Brothers Finance Corp
4.35%, 02/15/2028 260 285
$ 1,376
Home Equity Asset Backed Securities - 0.08%
Saxon Asset Securities Trust 2004-1
1.79%, 03/25/2035 105 71
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.87%, 02/25/2035 107 107
1.00 x 1 Month USD LIBOR + 0.77%
$ 178
Insurance - 1.47%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(e)
130 126
7.00%, 11/15/2025
(e)
85 85
AIA Group Ltd
3.20%, 09/16/2040
(e)
720 740
American International Group Inc
3.90%, 04/01/2026 70 76
4.50%, 07/16/2044 280 345
Arch Capital Finance LLC
4.01%, 12/15/2026 125 137
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Arch Capital Group Ltd
3.64%, 06/30/2050 $ 375 $ 401
Arthur J Gallagher & Co
3.50%, 05/20/2051 275 290
Athene Holding Ltd
3.95%, 05/25/2051 325 351
Markel Corp
3.35%, 09/17/2029 265 286
4.30%, 11/01/2047 95 110
XLIT Ltd
4.45%, 03/31/2025 495 537
$ 3,484
Internet - 1.05%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 193
Baidu Inc
4.38%, 05/14/2024 200 213
eBay Inc
3.65%, 05/10/2051 700 761
Expedia Group Inc
3.60%, 12/15/2023 210 218
Netflix Inc
4.38%, 11/15/2026 462 512
4.88%, 06/15/2030
(e)
85 99
NortonLifeLock Inc
3.95%, 06/15/2022 65 65
Tencent Holdings Ltd
3.98%, 04/11/2029
(e)
275 299
Uber Technologies Inc
7.50%, 09/15/2027
(e)
110 120
$ 2,480
Investment Companies - 0.23%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(e)
260 272
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 60 62
MDGH GMTN RSC Ltd
2.50%, 06/03/2031 200 202
$ 536
Iron & Steel - 0.83%
Cleveland-Cliffs Inc
6.75%, 03/15/2026
(e)
265 281
CSN Inova Ventures
6.75%, 01/28/2028
(e)
400 421
Metalloinvest Finance DAC
3.38%, 10/22/2028
(e)
225 223
Steel Dynamics Inc
2.40%, 06/15/2025 145 148
2.80%, 12/15/2024 700 727
Vale Overseas Ltd
3.75%, 07/08/2030 155 160
$ 1,960
Leisure Products & Services - 0.26%
Life Time Inc
5.75%, 01/15/2026
(e)
305 316
NCL Corp Ltd
3.63%, 12/15/2024
(e)
40 38
10.25%, 02/01/2026
(e)
75 87
12.25%, 05/15/2024
(e)
49 58
NCL Finance Ltd
6.13%, 03/15/2028
(e)
125 123
$ 622
Lodging - 0.65%
Hilton Domestic Operating Co Inc
5.75%, 05/01/2028
(e)
227 243

Schedule of Investments
Core Plus Bond Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hyatt Hotels Corp
1.80%, 10/01/2024 $ 500 $ 500
Marriott International Inc/MD
2.75%, 10/15/2033 425 412
3.60%, 04/15/2024 300 314
MGM Resorts International
6.00%, 03/15/2023 60 63
$ 1,532
Machinery - Diversified - 0.11%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(e)
109 112
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 156
$ 268
Media - 2.13%
AMC Networks Inc
4.75%, 08/01/2025 223 228
Cable Onda SA
4.50%, 01/30/2030 200 205
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
255 261
4.75%, 03/01/2030
(e)
234 243
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 375 366
3.90%, 06/01/2052 370 371
4.46%, 07/23/2022 320 325
4.80%, 03/01/2050 135 151
4.91%, 07/23/2025 620 683
6.48%, 10/23/2045 120 164
CSC Holdings LLC
6.50%, 02/01/2029
(e)
208 223
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(e)
45 46
DISH DBS Corp
5.25%, 12/01/2026
(e)
50 51
5.88%, 11/15/2024 133 137
7.38%, 07/01/2028 182 184
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(e)
225 226
Sirius XM Radio Inc
4.00%, 07/15/2028
(e)
260 261
Time Warner Cable LLC
5.88%, 11/15/2040 135 168
UPC Holding BV
5.50%, 01/15/2028
(e)
300 311
ViacomCBS Inc
4.75%, 05/15/2025 100 110
Ziggo BV
5.50%, 01/15/2027
(e)
300 308
$ 5,022
Mining - 0.39%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(e)
200 202
Hudbay Minerals Inc
4.50%, 04/01/2026
(e)
160 160
6.13%, 04/01/2029
(e)
30 32
IAMGOLD Corp
5.75%, 10/15/2028
(e)
142 139
Novelis Corp
3.25%, 11/15/2026
(e)
100 101
4.75%, 01/30/2030
(e)
234 246
Taseko Mines Ltd
7.00%, 02/15/2026
(e)
45 47
$ 927
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.19%
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 $ 381 $ 455
Mortgage Backed Securities - 1.48%
Fannie Mae REMIC Trust 2005-W2
0.30%, 05/25/2035 12 12
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 31 32
3.00%, 04/25/2022
(i)
5 —
3.00%, 04/25/2027
(i)
97 5
3.00%, 09/25/2050
(i)
1,155 167
3.50%, 11/25/2027
(i)
70 4
3.50%, 07/25/2028
(i)
137 7
3.50%, 03/25/2031
(i)
70 1
6.00%, 02/25/2043
(i)
176 32
(1.00) x 1 Month USD LIBOR + 6.10%
6.00%, 09/25/2046
(i)
182 31
(1.00) x 1 Month USD LIBOR + 6.10%
Freddie Mac REMICS
0.56%, 05/15/2049 1,257 1,263
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 03/15/2026
(i)
4 —
3.00%, 05/15/2027
(i)
69 3
3.00%, 10/15/2027
(i)
45 3
Ginnie Mae
2.00%, 12/20/2050
(i)
1,024 114
2.50%, 10/20/2050
(i)
614 75
2.50%, 12/20/2050
(i)
1,165 156
3.00%, 07/20/2050
(i)
357 42
3.00%, 10/20/2050
(i)
1,060 140
3.00%, 11/20/2050
(i)
668 60
3.00%, 11/20/2050
(i)
1,153 141
3.00%, 11/20/2050
(i)
1,409 183
3.50%, 10/20/2049
(i)
518 69
5.40%, 05/20/2042
(i)
642 106
(1.00) x 1 Month USD LIBOR + 5.50%
6.00%, 11/20/2041
(i)
188 41
(1.00) x 1 Month USD LIBOR + 6.10%
6.00%, 06/20/2046
(i)
402 78
(1.00) x 1 Month USD LIBOR + 6.10%
6.04%, 12/20/2043
(i)
207 40
(1.00) x 1 Month USD LIBOR + 6.14%
6.10%, 08/20/2047
(i)
1,113 216
(1.00) x 1 Month USD LIBOR + 6.20%
6.55%, 02/20/2042
(i)
116 28
(1.00) x 1 Month USD LIBOR + 6.65%
6.98%, 04/20/2041
(i)
714 138
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
0.78%, 01/25/2036 113 113
1.00 x 1 Month USD LIBOR + 0.68%
JP Morgan Mortgage Trust 2016-2
2.65%, 06/25/2046
(e),(j)
124 122
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(e),(j)
23 23
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
0.60%, 02/25/2036 52 45
1.00 x 1 Month USD LIBOR + 0.50%
$ 3,490
Office & Business Equipment - 0.03%
Xerox Corp
4.38%, 03/15/2023 60 62

Schedule of Investments
Core Plus Bond Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 2.82%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(e)
$ 425 $ 457
Antero Resources Corp
5.00%, 03/01/2025 60 61
7.63%, 02/01/2029
(e)
205 228
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(e)
315 319
Continental Resources Inc/OK
3.80%, 06/01/2024 605 631
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(e)
90 92
Devon Energy Corp
5.25%, 09/15/2024 55 59
Ecopetrol SA
4.63%, 11/02/2031 180 175
6.88%, 04/29/2030 175 195
Leviathan Bond Ltd
5.75%, 06/30/2023
(e)
175 179
MEG Energy Corp
7.13%, 02/01/2027
(e)
255 272
Nabors Industries Inc
9.00%, 02/01/2025
(e)
60 62
Oasis Petroleum Inc
6.38%, 06/01/2026
(e)
315 330
Occidental Petroleum Corp
3.40%, 04/15/2026 242 248
4.40%, 04/15/2046 118 121
5.55%, 03/15/2026 85 95
5.88%, 09/01/2025 425 469
6.13%, 01/01/2031 60 73
6.63%, 09/01/2030 41 51
Petrobras Global Finance BV
5.09%, 01/15/2030 200 208
5.50%, 06/10/2051 275 255
Petroleos Mexicanos
6.70%, 02/16/2032
(e)
767 775
Qatar Energy
2.25%, 07/12/2031
(e)
200 198
Saudi Arabian Oil Co
1.63%, 11/24/2025
(e)
250 248
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(e)
325 328
Valero Energy Corp
2.85%, 04/15/2025 525 544
$ 6,673
Other Asset Backed Securities - 0.83%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(e)
393 393
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(e)
838 838
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 38 38
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 3 3
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 430 429
Volvo Financial Equipment LLC Series 2020-1
0.37%, 04/17/2023
(e)
268 268
$ 1,969
Packaging & Containers - 0.41%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
5.25%, 08/15/2027
(e)
240 241
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(e)
200 200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 $ 65 $ 67
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 254 306
Flex Acquisition Co Inc
6.88%, 01/15/2025
(e)
90 90
LABL Inc
5.88%, 11/01/2028
(e)
55 57
$ 961
Pharmaceuticals - 1.15%
Bausch Health Americas Inc
8.50%, 01/31/2027
(e)
85 89
Bristol-Myers Squibb Co
4.13%, 06/15/2039 240 284
Cigna Corp
4.90%, 12/15/2048 35 45
CVS Health Corp
4.30%, 03/25/2028 31 35
4.88%, 07/20/2035 190 232
5.05%, 03/25/2048 785 1,026
Jazz Securities DAC
4.38%, 01/15/2029
(e)
95 98
Viatris Inc
1.65%, 06/22/2025 75 75
Zoetis Inc
3.25%, 02/01/2023 240 245
4.45%, 08/20/2048 345 441
4.70%, 02/01/2043 120 153
$ 2,723
Pipelines - 3.04%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(e)
200 220
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(e)
175 185
5.75%, 03/01/2027
(e)
155 161
CNX Midstream Partners LP
4.75%, 04/15/2030
(e)
270 269
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(e)
374 381
Energy Transfer LP
3.75%, 05/15/2030 505 535
4.50%, 04/15/2024 390 413
5.15%, 03/15/2045 600 678
Enterprise Products Operating LLC
3.13%, 07/31/2029 510 542
3.30%, 02/15/2053 545 542
4.20%, 01/31/2050 180 202
EQM Midstream Partners LP
6.00%, 07/01/2025
(e)
85 92
Hess Midstream Operations LP
4.25%, 02/15/2030
(e)
270 268
5.63%, 02/15/2026
(e)
60 62
Kinder Morgan Inc
1.75%, 11/15/2026 440 438
NuStar Logistics LP
5.75%, 10/01/2025 55 59
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 196
5.75%, 05/15/2024 375 408
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031 645 700
5.88%, 04/15/2026 101 105
6.50%, 07/15/2027 135 145

Schedule of Investments
Core Plus Bond Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
4.55%, 06/24/2024 $ 550 $ 589
$ 7,190
REITs - 1.83%
American Tower Corp
1.30%, 09/15/2025 185 182
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(e)
200 216
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 295 304
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(e)
160 160
6.00%, 04/15/2025
(e)
171 178
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 500 471
2.30%, 11/15/2028 495 490
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(e)
243 249
Mid-America Apartments LP
2.88%, 09/15/2051 229 225
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 560 566
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(e)
55 56
4.13%, 08/15/2030
(e),(l)
1,007 1,065
XHR LP
4.88%, 06/01/2029
(e)
160 163
$ 4,325
Retail - 0.28%
At Home Group Inc
4.88%, 07/15/2028
(e)
95 93
Bath & Body Works Inc
5.25%, 02/01/2028 65 72
6.63%, 10/01/2030
(e)
114 129
9.38%, 07/01/2025
(e)
53 65
IRB Holding Corp
7.00%, 06/15/2025
(e)
15 16
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(e)
255 258
Macy's Retail Holdings LLC
2.88%, 02/15/2023 32 32
$ 665
Semiconductors - 0.80%
Broadcom Inc
3.14%, 11/15/2035
(e)
63 64
3.42%, 04/15/2033
(e)
732 767
NVIDIA Corp
3.50%, 04/01/2050 150 171
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
400 419
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
60 62
3.15%, 05/01/2027
(e)
60 63
Skyworks Solutions Inc
1.80%, 06/01/2026 85 84
TSMC Arizona Corp
2.50%, 10/25/2031 250 253
$ 1,883
Software - 1.03%
Activision Blizzard Inc
3.40%, 09/15/2026 250 267
Fiserv Inc
4.40%, 07/01/2049 190 226
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Open Text Corp
3.88%, 02/15/2028
(e)
$ 130 $ 133
3.88%, 12/01/2029
(e)
385 390
Open Text Holdings Inc
4.13%, 02/15/2030
(e)
295 304
Oracle Corp
2.50%, 04/01/2025 255 261
2.80%, 04/01/2027 240 247
2.95%, 05/15/2025 100 104
3.95%, 03/25/2051 230 239
salesforce.com Inc
3.70%, 04/11/2028 230 255
$ 2,426
Sovereign - 2.86%
Brazilian Government International Bond
3.75%, 09/12/2031 365 343
3.88%, 06/12/2030 225 218
Chile Government International Bond
2.55%, 07/27/2033 200 194
CoBank ACB
6.25%, 10/01/2026
(f),(g)
115 130
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 400 359
Dominican Republic International Bond
4.88%, 09/23/2032
(e)
400 406
5.30%, 01/21/2041
(e)
200 198
Egypt Government International Bond
5.25%, 10/06/2025
(e)
200 202
5.80%, 09/30/2027
(e)
425 408
Ghana Government International Bond
7.75%, 04/07/2029
(e)
200 167
Guatemala Government Bond
4.50%, 05/03/2026 200 210
Hungary Government International Bond
3.13%, 09/21/2051
(e)
200 197
Mexico Government International Bond
4.75%, 03/08/2044 280 305
5.00%, 04/27/2051 200 227
Nigeria Government International Bond
7.38%, 09/28/2033
(e)
325 309
Panama Government International Bond
3.88%, 03/17/2028 200 216
Qatar Government International Bond
4.63%, 06/02/2046 200 253
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(e)
400 472
Saudi Government International Bond
4.00%, 04/17/2025
(e)
275 296
4.50%, 10/26/2046 450 527
Turkey Government International Bond
6.13%, 10/24/2028 300 279
6.38%, 10/14/2025 250 244
UAE International Government Bond
3.25%, 10/19/2061
(e)
275 286
Ukraine Government International Bond
7.25%, 03/15/2033
(e)
200 176
Uruguay Government International Bond
5.10%, 06/18/2050 110 145
$ 6,767
Telecommunications - 2.25%
AT&T Inc
2.55%, 12/01/2033 199 195
3.50%, 09/15/2053 954 962
Axtel SAB de CV
6.38%, 11/14/2024 200 206

Schedule of Investments
Core Plus Bond Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc
8.25%, 03/01/2027
(e)
$ 50 $ 51
Embarq Corp
8.00%, 06/01/2036 47 53
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(e),(l)
200 197
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 275
Sprint Communications Inc
6.00%, 11/15/2022 75 78
Sprint Corp
7.63%, 03/01/2026 121 145
7.88%, 09/15/2023 75 83
T-Mobile USA Inc
2.40%, 03/15/2029
(e)
340 343
3.50%, 04/15/2025 315 334
3.50%, 04/15/2031 560 583
4.00%, 04/15/2022 125 126
VEON Holdings BV
3.38%, 11/25/2027
(e)
400 390
Verizon Communications Inc
2.88%, 11/20/2050 190 180
3.55%, 03/22/2051 940 1,012
Viavi Solutions Inc
3.75%, 10/01/2029
(e)
105 105
$ 5,318
Transportation - 0.05%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(m)
121 7
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(e)
65 65
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(e)
46 48
$ 120
TOTAL BONDS $ 136,480
SENIOR FLOATING RATE INTERESTS
- 1.63%
Principal
Amount (000's) Value (000's)
Airlines - 0.19%
AAdvantage Loyalty IP Ltd
5.50%, 04/20/2028
(n)
$ 225 $ 233
1 Month USD LIBOR + 4.75%
United Airlines Inc
4.51%, 04/14/2028
(n)
223 223
1 Month USD LIBOR + 3.75%
$ 456
Commercial Services - 0.11%
Garda World Security Corp
4.36%, 10/30/2026
(n)
255 254
1 Month USD LIBOR + 4.25%
Consumer Products - 0.06%
Kronos Acquisition Holdings Inc
4.26%, 12/22/2026
(n)
138 134
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0.19%
Russell Investments US Institutional Holdco Inc
4.00%, 05/30/2025
(n)
463 463
1 Month USD LIBOR + 3.50%
Electronics - 0.04%
Ingram Micro Inc
4.00%, 06/30/2028
(n)
90 90
1 Month USD LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.10%
Enterprise Development Authority/The
5.00%, 02/18/2028
(n)
$ 188 $ 187
1 Month USD LIBOR + 4.25%
Lions Gate Capital Holdings LLC
2.35%, 03/24/2025
(n)
48 48
3 Month USD LIBOR + 2.00%
$ 235
Environmental Control - 0.02%
Madison IAQ LLC
3.75%, 06/21/2028
(n)
50 50
1 Month USD LIBOR + 3.25%
Food - 0.02%
Bellring Brands LLC
4.75%, 10/21/2024
(n)
41 41
1 Month USD LIBOR + 4.00%
Healthcare - Products - 0.06%
Mozart Borrower LP
3.75%, 09/30/2028
(n)
135 135
1 Month USD LIBOR + 3.25%
Insurance - 0.18%
Acrisure LLC
3.72%, 02/15/2027
(n)
144 142
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
4.00%, 02/12/2027
(n)
128 128
1 Month USD LIBOR + 3.50%
Asurion LLC
3.23%, 11/03/2023
(n)
49 48
1 Month USD LIBOR + 7.25%
5.35%, 01/31/2028
(n)
100 100
1 Month USD LIBOR + 5.25%
$ 418
Lodging - 0.02%
Golden Nugget LLC
3.25%, 10/04/2023
(n)
61 61
1 Month USD LIBOR + 2.50%
Media - 0.13%
CSC Holdings LLC
2.61%, 04/15/2027
(n)
49 48
1 Month USD LIBOR + 2.50%
Directv Financing LLC
5.75%, 07/22/2027
(n)
269 269
1 Month USD LIBOR + 5.00%
$ 317
Oil & Gas - 0.01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(n)
20 21
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0.12%
LABL Inc
5.00%, 10/22/2028
(n)
50 50
1 Month USD LIBOR + 5.00%
Valcour Packaging LLC
4.25%, 09/30/2028
(n)
235 235
1 Month USD LIBOR + 3.75%
$ 285
Pharmaceuticals - 0.18%
Bausch Health Americas Inc
3.10%, 06/01/2025
(n)
256 255
3 Month USD LIBOR + 7.50%
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(n)
27 26
1 Month USD LIBOR + 5.00%
Jazz Financing Lux Sarl
4.00%, 05/05/2028
(n)
150 150
1 Month USD LIBOR + 3.50%
$ 431

Schedule of Investments
Core Plus Bond Account
December 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.20%
At Home Group Inc
4.75%, 06/24/2028
(n)
$ 115 $ 115
1 Month USD LIBOR + 4.25%
IRB Holding Corp
3.75%, 02/05/2025
(n)
183 183
1 Month USD LIBOR + 2.75%
4.25%, 12/15/2027
(n)
173 173
1 Month USD LIBOR + 3.25%
$ 471
TOTAL SENIOR FLOATING RATE INTERESTS $ 3,862
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 42.38%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.79%
2.00%, 02/01/2037 $ 5 $ 5
1.00 x 12 Month USD LIBOR + 1.63%
3.00%, 10/01/2042 30 32
3.00%, 11/01/2042 177 187
3.00%, 11/01/2042 31 33
3.00%, 03/01/2043 868 925
3.00%, 12/01/2046 64 67
3.50%, 10/01/2041 18 19
3.50%, 04/01/2042 57 62
3.50%, 04/01/2042 24 26
3.50%, 04/01/2045 27 29
3.50%, 10/01/2045 467 503
3.50%, 03/01/2048 69 74
4.00%, 02/01/2045 9 9
4.00%, 02/01/2046 43 48
4.00%, 02/01/2046 163 178
4.00%, 06/01/2046 30 32
4.00%, 04/01/2047 164 178
4.00%, 11/01/2047 208 224
4.50%, 07/01/2024 4 4
4.50%, 10/01/2041 18 20
4.50%, 12/01/2043 483 533
4.50%, 03/01/2046 185 205
5.00%, 06/01/2031 45 49
5.00%, 10/01/2035 18 20
5.00%, 06/01/2041 543 615
6.00%, 06/01/2032 12 14
6.00%, 10/01/2032 7 8
6.00%, 01/01/2038 33 39
6.50%, 03/01/2029 2 2
6.50%, 05/01/2029 3 3
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 3 3
6.50%, 05/01/2032 2 3
6.50%, 04/01/2035 5 6
7.00%, 12/01/2029 6 6
7.00%, 06/01/2030 3 3
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 26 26
7.50%, 04/01/2030 1 1
7.50%, 03/01/2031 5 6
8.00%, 09/01/2030 28 29
$ 4,228
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16.65%
2.00%, 12/01/2035 522 535
2.00%, 01/01/2037
(o)
2,450 2,509
2.00%, 01/01/2051 1,262 1,275
2.00%, 02/01/2051 4,316 4,332
2.00%, 03/01/2051 1,362 1,365
2.00%, 03/01/2051 1,613 1,625
2.00%, 12/01/2051 600 604
2.50%, 06/01/2035 1,227 1,269
2.50%, 08/01/2035 1,450 1,512
2.50%, 01/01/2037
(o)
700 723
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 08/01/2050 $ 1,753 $ 1,799
2.50%, 07/01/2051 1,262 1,300
2.50%, 01/01/2052
(o)
6,210 6,336
3.00%, 03/01/2034 152 160
3.00%, 03/01/2042 43 45
3.00%, 03/01/2042 41 43
3.00%, 05/01/2042 23 25
3.00%, 06/01/2042 40 42
3.00%, 06/01/2042 19 21
3.00%, 05/01/2043 105 110
3.00%, 07/01/2050 607 635
3.00%, 07/01/2051 2,381 2,481
3.50%, 04/01/2030 192 203
3.50%, 05/01/2034 790 848
3.50%, 08/01/2034 162 172
3.50%, 12/01/2040 34 37
3.50%, 01/01/2041 18 19
3.50%, 12/01/2041 9 9
3.50%, 03/01/2042 17 19
3.50%, 04/01/2042 38 41
3.50%, 11/01/2042 718 783
3.50%, 02/01/2043 28 30
3.50%, 07/01/2043 491 530
3.50%, 01/01/2044 155 167
3.50%, 11/01/2044 834 898
3.50%, 03/01/2045 29 31
3.50%, 06/01/2045 55 59
3.50%, 11/01/2045 30 33
3.50%, 05/01/2046 17 18
3.50%, 10/01/2047 927 1,004
3.50%, 11/01/2047 384 413
3.50%, 03/01/2048 555 598
4.00%, 03/01/2034 219 240
4.00%, 09/01/2040 42 46
4.00%, 05/01/2041 94 104
4.00%, 10/01/2041 26 28
4.00%, 10/01/2041 13 14
4.00%, 11/01/2041 21 23
4.00%, 04/01/2042 15 16
4.00%, 11/01/2043 57 63
4.00%, 11/01/2043 16 18
4.00%, 02/01/2044 65 71
4.00%, 06/01/2044 139 152
4.00%, 09/01/2044 12 13
4.00%, 09/01/2045 58 62
4.00%, 12/01/2045 276 299
4.00%, 08/01/2046 41 45
4.00%, 01/01/2047 23 25
4.00%, 11/01/2047 858 929
4.00%, 05/01/2048 56 60
4.00%, 10/01/2048 175 190
4.00%, 01/01/2049 83 88
4.50%, 07/01/2025 13 14
4.50%, 08/01/2040 23 25
4.50%, 11/01/2040 472 521
4.50%, 12/01/2040 18 20
4.50%, 08/01/2041 15 17
4.50%, 09/01/2041 151 167
4.50%, 05/01/2044 19 21
4.50%, 12/01/2044 38 41
4.50%, 06/01/2046 17 18
4.50%, 05/01/2047 12 13
4.50%, 05/01/2047 31 34
4.50%, 05/01/2049 123 133
5.00%, 10/01/2041 91 102
5.00%, 06/01/2048 217 243
5.50%, 12/01/2022 2 2

Schedule of Investments
Core Plus Bond Account
December 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 07/01/2033 $ 108 $ 120
5.50%, 04/01/2035 21 23
5.50%, 08/01/2036 309 353
5.50%, 02/01/2037 2 3
5.50%, 05/01/2040 12 13
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 86 99
6.00%, 02/01/2037 23 25
6.00%, 02/01/2038 32 37
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 22 25
6.50%, 07/01/2037 12 14
6.50%, 02/01/2038 25 28
6.50%, 09/01/2038 88 104
$ 39,361
Government National Mortgage Association (GNMA) - 4.74%
2.00%, 01/01/2052 1,775 1,791
2.50%, 01/01/2052 3,450 3,533
3.00%, 02/15/2043 188 198
3.00%, 07/20/2044 222 233
3.00%, 01/20/2046 147 154
3.00%, 07/20/2046 226 236
3.00%, 12/20/2046 643 671
3.00%, 01/01/2052 1,000 1,035
3.50%, 04/20/2046 121 130
3.50%, 10/20/2046 174 184
3.50%, 07/20/2047 613 654
4.00%, 02/15/2042 63 70
4.00%, 06/20/2046 22 24
4.00%, 01/20/2048 859 929
4.50%, 09/15/2039 366 419
4.50%, 11/15/2040 58 66
4.50%, 06/20/2048 5 5
5.00%, 02/15/2034 125 145
5.00%, 10/15/2034 44 51
5.00%, 10/20/2039 21 23
5.00%, 07/20/2040 10 11
5.00%, 02/15/2042 54 62
5.50%, 12/20/2033 62 71
5.50%, 05/20/2035 7 8
5.50%, 12/20/2048 179 194
6.00%, 01/20/2029 11 12
6.00%, 07/20/2029 2 2
6.00%, 12/15/2033 9 10
6.00%, 12/20/2036 35 40
6.50%, 03/20/2028 2 2
6.50%, 05/20/2029 2 2
6.50%, 12/15/2032 203 225
7.00%, 03/15/2031 1 1
8.00%, 12/15/2030 4 4
$ 11,195
U.S. Treasury - 11.38%
0.38%, 01/31/2026 700 677
1.63%, 08/15/2029 1,100 1,116
1.75%, 04/30/2022 2,300 2,312
1.75%, 06/15/2022 4,000 4,029
1.75%, 08/15/2041 1,050 1,018
2.00%, 08/15/2051
(p)
3,740 3,812
2.25%, 11/15/2027 1,000 1,050
3.00%, 05/15/2045 1,140 1,364
3.00%, 11/15/2045
(q)
2,750 3,304
3.13%, 05/15/2048 3,210 4,012
3.75%, 11/15/2043 1,650 2,182
4.75%, 02/15/2037 1,435 2,035
$ 26,911
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 7.82%
0.04%, 03/17/2022
(r)
$ 14,000 $ 13,998
0.09%, 05/05/2022
(r)
4,500 4,499
$ 18,497
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 100,192
Total Investments $ 252,088
Other Assets and Liabilities -  (6.64)% (15,706)
TOTAL NET ASSETS - 100.00% $ 236,382
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $142 or
0.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $46,519 or 19.68% of net assets.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,349 or 0.57% of net assets.
(i) Security is an Interest Only Strip.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $137 or 0.06% of net assets.
(m) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.
(p) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $408 or 0.17% of net assets.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $264 or 0.11% of net assets.
(r) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Core Plus Bond Account
December 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 26.60%
Government 22.06%
Financial 14.97%
Consumer, Non-cyclical 6.89%
Energy 6.05%
Communications 5.56%
Consumer, Cyclical 5.49%
Money Market Funds 4.79%
Industrial 4.02%
Asset Backed Securities 3.03%
Utilities 2.65%
Basic Materials 2.38%
Technology 2.15%
Other Assets and Liabilities
(6.64)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,172 $ 287,523 $ 286,517 $ 11,178
$ 10,172 $ 287,523 $ 286,517 $ 11,178
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2022 Short 30 $ 3,914 $ 19
US 2 Year Note; March 2022 Short 10 2,182 5
US 5 Year Note; March 2022 Long 51 6,170 (6)
US Long Bond; March 2022 Long 2 321 2
Total $ 20
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
December 31,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.36.100 N/A (1.00)% Quarterly 12/20/2026 $ 8,240 $ 339 $ (6) $ 333
Total $ 339 $ (6) $ 333
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .25%
International Equity Index Fund
(a)
6,056,534 $ 71,164
MidCap S&P 400 Index Fund
(a)
1,684,737 41,040
SmallCap S&P 600 Index Fund
(a)
1,323,239 41,100
$ 153,304
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .78%
Bond Market Index Account
(a)
46,355,032 498,779
LargeCap S&P 500 Index Account
(a)
13,843,093 353,415
$ 852,194
TOTAL INVESTMENT COMPANIES $ 1,005,498
Total Investments $ 1,005,498
Other Assets and Liabilities -  (0.03)% (254)
TOTAL NET ASSETS - 100.00% $ 1,005,244
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .62%
Domestic Equity Funds 43 .33%
International Equity Funds 7 .08%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 505,059 $ 82,242 $ 67,856 $ 498,779
International Equity Index Fund 72,147 9,490 14,528 71,164
LargeCap S&P 500 Index Account 358,328 37,938 99,410 353,415
MidCap S&P 400 Index Fund 43,453 7,301 15,814 41,040
SmallCap S&P 600 Index Fund 41,548 8,224 15,277 41,100
$ 1,020,535 $ 145,195 $ 212,885 $ 1,005,498
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 10,609 $ (100) $ 788 $ (20,566)
International Equity Index Fund 2,241 875 1,291 3,180
LargeCap S&P 500 Index Account 5,643 38,296 27,681 18,263
MidCap S&P 400 Index Fund 1,145 4,040 2,131 2,060
SmallCap S&P 600 Index Fund 1,034 5,699 2,411 906
$ 20,672 $ 48,810 $ 34,302 $ 3,843
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .26%
International Equity Index Fund
(a)
1,109,584 $ 13,037
MidCap S&P 400 Index Fund
(a)
308,623 7,518
SmallCap S&P 600 Index Fund
(a)
242,397 7,529
$ 28,084
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .77%
Bond Market Index Account
(a)
8,493,688 91,392
LargeCap S&P 500 Managed Volatility Index
Account
(a)
3,427,657 64,646
$ 156,038
TOTAL INVESTMENT COMPANIES $ 184,122
Total Investments $ 184,122
Other Assets and Liabilities -  (0.03)% (51)
TOTAL NET ASSETS - 100.00% $ 184,071
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .65%
Domestic Equity Funds 43 .30%
International Equity Funds 7 .08%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 91,710 $ 18,181 $ 14,744 $ 91,392
International Equity Index Fund 13,099 2,234 3,034 13,037
LargeCap S&P 500 Managed Volatility Index Account 64,965 10,853 18,873 64,646
MidCap S&P 400 Index Fund 7,885 1,630 3,103 7,518
SmallCap S&P 600 Index Fund 7,543 1,804 3,013 7,529
$ 185,202 $ 34,702 $ 42,767 $ 184,122
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 1,939 $ (28) $ 144 $ (3,727)
International Equity Index Fund 409 159 236 579
LargeCap S&P 500 Managed Volatility Index Account 1,985 4,265 5,272 3,436
MidCap S&P 400 Index Fund 209 364 389 742
SmallCap S&P 600 Index Fund 189 449 441 746
$ 4,731 $ 5,209 $ 6,482 $ 1,776
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 14 .16%
iShares Core S&P 500 ETF 68,235 $ 32,548
Money Market Funds - 5 .94%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
13,644,812 13,645
Principal Funds, Inc. Class R-6 - 15 .25%
International Equity Index Fund
(a)
1,384,608 16,269
MidCap S&P 400 Index Fund
(a)
385,143 9,382
SmallCap S&P 600 Index Fund
(a)
302,480 9,395
$ 35,046
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .70%
Bond Market Index Account
(a)
10,598,753 114,043
LargeCap S&P 500 Index Account
(a)
1,356,413 34,629
$ 148,672
TOTAL INVESTMENT COMPANIES $ 229,911
Total Investments $ 229,911
Other Assets and Liabilities -  (0.05)% (113)
TOTAL NET ASSETS - 100.00% $ 229,798
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .63%
Domestic Equity Funds 23 .24%
Investment Companies 14 .16%
International Equity Funds 7 .08%
Money Market Funds 5 .94%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 91,650 $ 31,236 $ 4,726 $ 114,043
International Equity Index Fund 12,904 4,236 1,540 16,269
LargeCap S&P 500 Index Account 27,748 8,035 5,934 34,629
MidCap S&P 400 Index Fund 7,812 2,695 2,206 9,382
Principal Government Money Market Fund - Institutional Class 0.00% 16 83,320 69,691 13,645
SmallCap S&P 600 Index Fund 7,467 3,095 2,300 9,395
$ 147,597 $ 132,617 $ 86,397 $ 197,363
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 2,263 $ — $ 168 $ (4,117)
International Equity Index Fund 510 14 292 655
LargeCap S&P 500 Index Account 516 221 2,530 4,559
MidCap S&P 400 Index Fund 259 57 481 1,024
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
SmallCap S&P 600 Index Fund 234 53 545 1,080
$ 3,782 $ 345 $ 4,016 $ 3,201
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .28%
International Equity Index Fund
(a)
34,128,568 $ 401,011
MidCap S&P 400 Index Fund
(a)
8,306,952 202,357
SmallCap S&P 600 Index Fund
(a)
6,524,508 202,651
$ 806,019
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .75%
Bond Market Index Account
(a)
127,985,833 1,377,128
LargeCap S&P 500 Index Account
(a)
70,205,088 1,792,336
$ 3,169,464
TOTAL INVESTMENT COMPANIES $ 3,975,483
Total Investments $ 3,975,483
Other Assets and Liabilities -  (0.03)% (1,027)
TOTAL NET ASSETS - 100.00% $ 3,974,456
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .29%
Fixed Income Funds 34 .65%
International Equity Funds 10 .09%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 1,331,210 $ 265,754 $ 164,304 $ 1,377,128
International Equity Index Fund 388,104 55,340 63,866 401,011
LargeCap S&P 500 Index Account 1,734,766 180,045 401,017 1,792,336
MidCap S&P 400 Index Fund 204,469 35,123 65,790 202,357
SmallCap S&P 600 Index Fund 195,539 39,658 63,281 202,651
$ 3,854,088 $ 575,920 $ 758,258 $ 3,975,483
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 28,992 $ (294) $ 2,154 $ (55,238)
International Equity Index Fund 12,646 1,615 7,282 19,818
LargeCap S&P 500 Index Account 28,329 118,631 138,930 159,911
MidCap S&P 400 Index Fund 5,651 11,085 10,516 17,470
SmallCap S&P 600 Index Fund 5,106 14,708 11,902 16,027
$ 80,724 $ 145,745 $ 170,784 $ 157,988
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .30%
International Equity Index Fund
(a)
3,342,075 $ 39,269
MidCap S&P 400 Index Fund
(a)
813,465 19,816
SmallCap S&P 600 Index Fund
(a)
638,915 19,845
$ 78,930
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .73%
Bond Market Index Account
(a)
12,533,120 134,856
LargeCap S&P 500 Managed Volatility Index
Account
(a)
9,291,727 175,242
$ 310,098
TOTAL INVESTMENT COMPANIES $ 389,028
Total Investments $ 389,028
Other Assets and Liabilities -  (0.03)% (104)
TOTAL NET ASSETS - 100.00% $ 388,924
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .26%
Fixed Income Funds 34 .67%
International Equity Funds 10 .10%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 130,772 $ 28,064 $ 18,551 $ 134,856
International Equity Index Fund 38,125 6,170 7,173 39,269
LargeCap S&P 500 Managed Volatility Index Account 170,159 25,007 40,413 175,242
MidCap S&P 400 Index Fund 20,086 3,858 6,948 19,816
SmallCap S&P 600 Index Fund 19,208 4,315 6,704 19,845
$ 378,350 $ 67,414 $ 79,789 $ 389,028
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 2,849 $ (24) $ 212 $ (5,405)
International Equity Index Fund 1,238 395 713 1,752
LargeCap S&P 500 Managed Volatility Index Account 5,357 9,383 14,222 11,106
MidCap S&P 400 Index Fund 553 769 1,030 2,051
SmallCap S&P 600 Index Fund 500 973 1,165 2,053
$ 10,497 $ 11,496 $ 17,342 $ 11,557
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .10 % Shares Held Value (000's)
Exchange-Traded Funds - 12 .35%
iShares Core S&P 500 ETF 330,769 $ 157,774
Money Market Funds - 7 .74%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
98,839,265 98,839
Principal Funds, Inc. Class R-6 - 20 .28%
International Equity Index Fund
(a)
10,970,012 128,898
MidCap S&P 400 Index Fund
(a)
2,670,036 65,042
SmallCap S&P 600 Index Fund
(a)
2,096,994 65,132
$ 259,072
Principal Variable Contracts Funds, Inc.  Class 1 - 59 .73%
Bond Market Index Account
(a)
41,143,879 442,708
LargeCap S&P 500 Index Account
(a)
12,537,330 320,078
$ 762,786
TOTAL INVESTMENT COMPANIES $ 1,278,471
Total Investments $ 1,278,471
Other Assets and Liabilities -  (0.10)% (1,331)
TOTAL NET ASSETS - 100.00% $ 1,277,140
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 35 .25%
Fixed Income Funds 34 .67%
Investment Companies 12 .35%
International Equity Funds 10 .09%
Money Market Funds 7 .74%
Other Assets and Liabilities
( 0 .10 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 345,450 $ 125,730 $ 12,672 $ 442,708
International Equity Index Fund 99,275 32,204 7,565 128,898
LargeCap S&P 500 Index Account 249,036 68,063 40,047 320,078
MidCap S&P 400 Index Fund 52,573 17,719 12,460 65,042
Principal Government Money Market Fund - Institutional Class 0.00% 111 564,643 465,915 98,839
SmallCap S&P 600 Index Fund 50,260 20,493 13,163 65,132
$ 796,705 $ 828,852 $ 551,822 $ 1,120,697
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 8,769 $ 2 $ 651 $ (15,802)
International Equity Index Fund 4,054 45 2,319 4,939
LargeCap S&P 500 Index Account 4,761 741 23,347 42,285
MidCap S&P 400 Index Fund 1,800 277 3,349 6,933
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
SmallCap S&P 600 Index Fund 1,627 221 3,791 7,321
$ 21,011 $ 1,286 $ 33,457 $ 45,676
Amounts in thousands.

Schedule of Investments
Diversified Income Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .20%
International Equity Index Fund
(a)
1,127,585 $ 13,249
MidCap S&P 400 Index Fund
(a)
411,672 10,028
SmallCap S&P 600 Index Fund
(a)
323,337 10,043
$ 33,320
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .83%
Bond Market Index Account
(a)
19,635,650 211,280
LargeCap S&P 500 Index Account
(a)
3,221,760 82,251
$ 293,531
TOTAL INVESTMENT COMPANIES $ 326,851
Total Investments $ 326,851
Other Assets and Liabilities -  (0.03)% (87)
TOTAL NET ASSETS - 100.00% $ 326,764
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 64 .66%
Domestic Equity Funds 31 .31%
International Equity Funds 4 .06%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 208,836 $ 53,037 $ 41,780 $ 211,280
International Equity Index Fund 13,109 3,243 3,852 13,249
LargeCap S&P 500 Index Account 81,405 19,073 31,289 82,251
MidCap S&P 400 Index Fund 10,363 2,974 4,800 10,028
SmallCap S&P 600 Index Fund 9,910 3,203 4,677 10,043
$ 323,623 $ 81,530 $ 86,398 $ 326,851
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 4,507 $ 1 $ 335 $ (8,814)
International Equity Index Fund 416 122 239 627
LargeCap S&P 500 Index Account 1,318 4,408 6,462 8,654
MidCap S&P 400 Index Fund 278 605 518 886
SmallCap S&P 600 Index Fund 251 795 587 812
$ 6,770 $ 5,931 $ 8,141 $ 2,165
Amounts in thousands.

Schedule of Investments
Diversified International Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 0 .58 % Shares Held Value (000's)
Money Market Funds - 0 .58%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,638,410 $ 1,638
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
114,939 115
$ 1,753
TOTAL INVESTMENT COMPANIES $ 1,753
COMMON STOCKS - 99 .81 % Shares Held Value (000's)
Airlines - 0 .28%
Copa Holdings SA
(d)
10,055 $ 831
Apparel - 2 .67%
Gildan Activewear Inc 38,900 1,650
Kering SA 2,954 2,370
LVMH Moet Hennessy Louis Vuitton SE 4,804 3,970
$ 7,990
Automobile Manufacturers - 3 .68%
Bayerische Motoren Werke AG 16,658 1,666
Ferrari NV 3,607 928
Kia Corp
(d)
27,208 1,878
Toyota Motor Corp 277,000 5,120
Volvo AB - B Shares 61,150 1,414
$ 11,006
Automobile Parts & Equipment - 0 .95%
Toyota Industries Corp 35,600 2,848
Banks - 11 .22%
Bank Leumi Le-Israel BM 140,612 1,508
Bank Rakyat Indonesia Persero Tbk PT 8,369,208 2,410
BNP Paribas SA 32,233 2,229
Canadian Imperial Bank of Commerce 11,200 1,306
DBS Group Holdings Ltd 122,100 2,957
DNB Bank ASA 80,100 1,832
Grupo Financiero Banorte SAB de CV 174,759 1,137
HDFC Bank Ltd ADR 15,362 1,000
ICICI Bank Ltd ADR 147,592 2,921
Intesa Sanpaolo SpA 946,251 2,444
Kasikornbank PCL 207,000 876
Kotak Mahindra Bank Ltd 50,982 1,227
Lloyds Banking Group PLC 4,403,046 2,859
Mediobanca Banca di Credito Finanziario SpA 193,592 2,222
PT Bank Central Asia Tbk 1,862,400 954
TCS Group Holding PLC 21,368 1,801
Toronto-Dominion Bank/The 28,700 2,200
United Overseas Bank Ltd 85,600 1,710
$ 33,593
Beverages - 1 .11%
Carlsberg AS 12,246 2,114
Heineken NV 10,771 1,212
$ 3,326
Biotechnology - 1 .05%
CSL Ltd 9,280 1,963
Genmab A/S
(d)
2,935 1,171
$ 3,134
Building Materials - 4 .70%
Beijing New Building Materials PLC 136,397 770
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
184,100 1,528
China Lesso Group Holdings Ltd 725,000 1,042
Cie de Saint-Gobain 48,534 3,414
CRH PLC 69,483 3,678
Geberit AG 1,636 1,334
HeidelbergCement AG 20,734 1,403
Voltas Ltd 55,058 901
$ 14,070
Chemicals - 2 .35%
Akzo Nobel NV 14,636 1,608
Evonik Industries AG 29,945 967
Koninklijke DSM NV 8,906 2,006
Nippon Sanso Holdings Corp 32,700 715
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Shin-Etsu Chemical Co Ltd 10,100 $ 1,753
$ 7,049
Commercial Services - 0 .47%
TechnoPro Holdings Inc 46,300 1,403
Computers - 4 .08%
Capgemini SE 14,727 3,609
Globant SA
(d)
2,965 931
Infosys Ltd 132,990 3,368
LG Corp
(d)
9,859 671
Logitech International SA 27,266 2,287
Nomura Research Institute Ltd 31,400 1,343
$ 12,209
Consumer Products - 0 .92%
Hindustan Unilever Ltd 37,011 1,172
Reckitt Benckiser Group PLC 18,430 1,586
$ 2,758
Cosmetics & Personal Care - 1 .12%
L'Oreal SA 7,015 3,345
Distribution & Wholesale - 2 .24%
Bunzl PLC 32,066 1,253
Ferguson PLC 14,312 2,542
ITOCHU Corp 71,300 2,181
Pop Mart International Group Ltd
(d),(e)
126,400 726
$ 6,702
Diversified Financial Services - 2 .30%
Banca Generali SpA 19,236 844
Euronext NV
(e)
7,604 791
Housing Development Finance Corp Ltd 64,177 2,220
KB Financial Group Inc 26,103 1,207
SBI Holdings Inc/Japan 24,800 676
St James's Place PLC 49,563 1,133
$ 6,871
Electric - 1 .93%
Enel SpA 259,188 2,073
Iberdrola SA 207,894 2,461
Northland Power Inc 41,200 1,236
$ 5,770
Electrical Components & Equipment - 0 .55%
Delta Electronics Inc 165,000 1,637
Electronics - 0 .98%
Hoya Corp 19,796 2,938
Engineering & Construction - 0 .59%
Vinci SA 16,850 1,780
Food - 3 .36%
Ajinomoto Co Inc 35,800 1,090
Dino Polska SA
(d),(e)
10,310 937
Nestle SA 42,272 5,902
Seven & i Holdings Co Ltd 48,400 2,129
$ 10,058
Hand & Machine Tools - 0 .49%
Techtronic Industries Co Ltd 73,500 1,465
Healthcare - Products - 1 .81%
Alcon Inc 25,007 2,206
Getinge AB 34,504 1,504
Sartorius Stedim Biotech 1,759 966
Tecan Group AG 1,244 755
$ 5,431
Healthcare - Services - 2 .31%
Fresenius SE & Co KGaA 23,998 964
ICON PLC
(d)
10,055 3,114
Lonza Group AG 3,419 2,847
$ 6,925
Home Builders - 1 .43%
Daiwa House Industry Co Ltd 25,300 727
Persimmon PLC 47,112 1,826
Taylor Wimpey PLC 720,076 1,717
$ 4,270

Schedule of Investments
Diversified International Account
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 2 .77%
Haier Smart Home Co Ltd 313,600 $ 1,327
Howden Joinery Group PLC 140,018 1,715
JS Global Lifestyle Co Ltd
(e)
328,500 553
Sony Group Corp 37,300 4,710
$ 8,305
Insurance - 3 .09%
AIA Group Ltd 318,400 3,213
AXA SA 53,385 1,589
Fairfax Financial Holdings Ltd 2,400 1,181
ICICI Lombard General Insurance Co Ltd
(e)
33,810 636
Legal & General Group PLC 279,450 1,128
Sampo Oyj 30,292 1,516
$ 9,263
Internet - 2 .01%
East Money Information Co Ltd 134,997 789
Shopify Inc
(d)
1,790 2,466
Tencent Holdings Ltd 47,493 2,771
$ 6,026
Iron & Steel - 0 .50%
Vale SA 106,700 1,493
Leisure Products & Services - 1 .09%
Shimano Inc 8,400 2,237
Yamaha Motor Co Ltd
(f)
42,700 1,026
$ 3,263
Machinery - Construction & Mining - 0 .42%
Weir Group PLC/The 53,858 1,250
Machinery - Diversified - 3 .10%
Atlas Copco AB - A Shares 30,425 2,102
Ebara Corp 41,600 2,311
GEA Group AG 22,573 1,233
Keyence Corp 3,500 2,201
Omron Corp 14,400 1,435
$ 9,282
Mining - 1 .53%
Anglo American PLC 34,576 1,422
Franco-Nevada Corp 12,167 1,683
Rio Tinto Ltd 20,082 1,465
$ 4,570
Miscellaneous Manufacturers - 1 .61%
JSR Corp 40,300 1,531
Pidilite Industries Ltd 25,821 854
Siemens AG 14,104 2,443
$ 4,828
Oil & Gas - 3 .91%
BP PLC 501,590 2,247
Equinor ASA 63,816 1,690
LUKOIL PJSC ADR 18,208 1,632
Neste Oyj 24,109 1,187
Reliance Industries Ltd 57,640 1,831
TotalEnergies SE 61,538 3,132
$ 11,719
Pharmaceuticals - 5 .61%
AstraZeneca PLC 37,990 4,436
Dechra Pharmaceuticals PLC 11,862 858
Novo Nordisk A/S 47,106 5,291
Roche Holding AG 14,979 6,214
$ 16,799
Private Equity - 3 .47%
3i Group PLC 219,833 4,310
Brookfield Asset Management Inc 73,869 4,461
Intermediate Capital Group PLC 54,440 1,621
$ 10,392
Real Estate - 0 .26%
Shimao Services Holdings Ltd
(e)
308,000 215
Tokyo Tatemono Co Ltd
(f)
37,900 554
$ 769
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0 .18%
Keppel DC REIT 296,700 $ 544
Retail - 3 .59%
Alimentation Couche-Tard Inc 59,746 2,503
Bosideng International Holdings Ltd 2,024,000 1,275
Home Product Center PCL 1,100,400 478
JD Sports Fashion PLC
(d)
753,640 2,222
Li Ning Co Ltd 186,500 2,046
Wal-Mart de Mexico SAB de CV 594,422 2,213
$ 10,737
Semiconductors - 9 .03%
Advantest Corp 16,700 1,581
ASM International NV 3,112 1,374
ASML Holding NV 8,835 7,077
MediaTek Inc 54,000 2,317
Nordic Semiconductor ASA
(d)
26,871 901
Samsung Electronics Co Ltd 89,146 5,855
Taiwan Semiconductor Manufacturing Co Ltd 359,140 7,945
$ 27,050
Software - 0 .84%
Capcom Co Ltd 28,000 660
Dassault Systemes SE 24,027 1,426
DeNA Co Ltd 28,400 437
$ 2,523
Telecommunications - 1 .75%
Deutsche Telekom AG 60,757 1,122
Nice Ltd ADR
(d)
2,724 827
Nippon Telegraph & Telephone Corp 71,700 1,961
SoftBank Group Corp 27,800 1,333
$ 5,243
Toys, Games & Hobbies - 1 .14%
Nintendo Co Ltd 7,300 3,415
Transportation - 1 .32%
Canadian National Railway Co 16,128 1,981
Deutsche Post AG 30,822 1,983
$ 3,964
TOTAL COMMON STOCKS $ 298,844
Total Investments $ 300,597
Other Assets and Liabilities -  (0.39)% (1,171)
TOTAL NET ASSETS - 100.00% $ 299,426
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,638 or
0.55% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,858 or 1.29% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,564 or 0.52% of net assets.

Schedule of Investments
Diversified International Account
December 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 16 .14%
United Kingdom 11 .42%
France 9 .30%
Switzerland 7 .18%
Canada 6 .90%
India 5 .38%
Netherlands 4 .70%
Taiwan 3 .97%
Germany 3 .93%
China 3 .74%
Korea, Republic Of 3 .21%
Denmark 2 .87%
Italy 2 .84%
Ireland 2 .27%
Hong Kong 2 .18%
Singapore 1 .74%
Sweden 1 .67%
Norway 1 .47%
Australia 1 .15%
Indonesia 1 .13%
Mexico 1 .12%
Finland 0 .91%
Spain 0 .82%
Israel 0 .78%
Cyprus 0 .60%
United States 0 .58%
Russian Federation 0 .54%
Brazil 0 .50%
Thailand 0 .45%
Uruguay 0 .31%
Poland 0 .31%
Panama 0 .28%
Other Assets and Liabilities
( 0 .39 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,712 $ 104,014 $ 105,611 $ 115
$ 1,712 $ 104,014 $ 105,611 $ 115
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1 .46 % Shares Held Value (000's)
Money Market Funds - 1 .46%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
22,680 $ 23
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
11,037,191 11,037
$ 11,060
TOTAL INVESTMENT COMPANIES $ 11,060
COMMON STOCKS - 98 .68 % Shares Held Value (000's)
Apparel - 1 .73%
NIKE Inc 78,581 $ 13,097
Automobile Manufacturers - 2 .14%
PACCAR Inc 183,016 16,153
Automobile Parts & Equipment - 2 .35%
Magna International Inc 219,770 17,788
Banks - 8 .82%
Bank of America Corp 161,546 7,187
First Republic Bank/CA 80,400 16,603
JPMorgan Chase & Co 110,116 17,437
Morgan Stanley 111,193 10,915
PNC Financial Services Group Inc/The 72,097 14,457
$ 66,599
Beverages - 1 .84%
Coca-Cola Co/The 234,616 13,892
Biotechnology - 1 .84%
Corteva Inc 294,121 13,906
Chemicals - 2 .48%
Air Products and Chemicals Inc 31,625 9,622
PPG Industries Inc 52,931 9,128
$ 18,750
Computers - 2 .01%
Apple Inc 85,339 15,154
Diversified Financial Services - 4 .24%
BlackRock Inc 23,442 21,463
Discover Financial Services 91,487 10,572
$ 32,035
Electric - 5 .65%
Eversource Energy 92,460 8,412
NextEra Energy Inc 146,873 13,712
Sempra Energy 29,769 3,938
WEC Energy Group Inc 84,406 8,193
Xcel Energy Inc 123,929 8,390
$ 42,645
Electronics - 0 .85%
Honeywell International Inc 30,725 6,407
Food - 3 .25%
Hormel Foods Corp 331,335 16,172
Tyson Foods Inc 96,347 8,398
$ 24,570
Healthcare - Products - 5 .80%
Abbott Laboratories 161,123 22,677
Medtronic PLC 135,885 14,057
STERIS PLC 29,038 7,068
$ 43,802
Healthcare - Services - 1 .05%
UnitedHealth Group Inc 15,784 7,926
Insurance - 4 .37%
Chubb Ltd 67,128 12,977
Fidelity National Financial Inc 249,300 13,008
Swiss Re AG ADR
(e)
283,805 7,033
$ 33,018
Machinery - Construction & Mining - 0 .64%
Caterpillar Inc 23,402 4,838
Machinery - Diversified - 2 .06%
Deere & Co 45,377 15,559
Media - 1 .76%
Cable One Inc 3,792 6,687
Comcast Corp - Class A 132,018 6,644
$ 13,331
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 4 .19%
Parker-Hannifin Corp 58,441 $ 18,591
Trane Technologies PLC 64,525 13,036
$ 31,627
Oil & Gas - 3 .70%
Chevron Corp 78,510 9,213
EOG Resources Inc 111,368 9,893
Marathon Petroleum Corp 138,736 8,878
$ 27,984
Pharmaceuticals - 9 .95%
Becton Dickinson and Co 58,326 14,668
Eli Lilly & Co 7,836 2,164
Merck & Co Inc 197,650 15,148
Novartis AG ADR 139,565 12,208
Pfizer Inc 201,223 11,882
Roche Holding AG ADR 370,058 19,128
$ 75,198
Pipelines - 0 .96%
Enterprise Products Partners LP 330,410 7,256
Private Equity - 2 .83%
KKR & Co Inc 286,539 21,347
REITs - 4 .68%
Alexandria Real Estate Equities Inc 60,354 13,456
Digital Realty Trust Inc 80,663 14,267
Realty Income Corp 106,507 7,625
$ 35,348
Retail - 3 .99%
Costco Wholesale Corp 24,190 13,733
Starbucks Corp 85,324 9,980
Target Corp 27,875 6,451
$ 30,164
Semiconductors - 4 .15%
Microchip Technology Inc 190,048 16,546
Taiwan Semiconductor Manufacturing Co Ltd
ADR
123,193 14,821
$ 31,367
Software - 4 .36%
Activision Blizzard Inc 99,828 6,641
Fidelity National Information Services Inc 60,676 6,623
Microsoft Corp 37,958 12,766
SAP SE ADR 49,559 6,944
$ 32,974
Telecommunications - 4 .41%
BCE Inc 346,008 18,006
Verizon Communications Inc 294,051 15,279
$ 33,285
Transportation - 2 .58%
Expeditors International of Washington Inc 58,923 7,913
Union Pacific Corp 45,947 11,575
$ 19,488
TOTAL COMMON STOCKS $ 745,508
Total Investments $ 756,568
Other Assets and Liabilities -  (0.14)% (1,072)
TOTAL NET ASSETS - 100.00% $ 755,496
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $22 or 0.00% of net assets.

Schedule of Investments
Equity Income Account
December 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .94%
Consumer, Non-cyclical 23 .73%
Technology 10 .52%
Industrial 10 .32%
Consumer, Cyclical 10 .21%
Communications 6 .17%
Utilities 5 .65%
Energy 4 .66%
Basic Materials 2 .48%
Money Market Funds 1 .46%
Other Assets and Liabilities
( 0 .14 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,730 $ 255,226 $ 259,919 $ 11,037
$ 15,730 $ 255,226 $ 259,919 $ 11,037
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 9.10% Shares Held Value (000's)
Money Market Funds - 9.10%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
17,989,837 $ 17,990
TOTAL INVESTMENT COMPANIES $ 17,990
BONDS - 15.96%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 7.26%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 353 $ 352
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 714 714
BMW Vehicle Lease Trust 2021-1
0.20%, 03/27/2023 606 606
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 665 665
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 465 464
Carvana Auto Receivables Trust
0.82%, 04/10/2025 1,450 1,450
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 1,470 1,467
Drive Auto Receivables Trust 2021-2
0.36%, 05/15/2024 2,185 2,184
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 577 576
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 1,490 1,487
Hyundai Auto Lease Securitization Trust 2021-A
0.25%, 04/17/2023
(d)
466 466
Santander Consumer Auto Receivables Trust
2021-A
0.23%, 11/15/2023
(d)
350 350
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 131 130
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 459 459
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
1,039 1,039
Santander Retail Auto Lease Trust 2021-B
0.31%, 01/22/2024
(d)
1,417 1,414
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 535 533
$ 14,356
Commercial Mortgage Backed Securities - 1.21%
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 1,022 1,025
Ginnie Mae
0.14%, 02/16/2055
(e),(f)
10,994 40
0.53%, 04/16/2047
(e),(f)
6,539 109
0.54%, 11/16/2052
(e),(f)
7,416 125
0.54%, 03/16/2060
(e),(f)
2,584 120
2.60%, 05/16/2059 332 336
2.60%, 03/16/2060 624 634
$ 2,389
Mortgage Backed Securities - 5.97%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(d),(f)
133 135
Fannie Mae Grantor Trust 2005-T1
0.45%, 05/25/2035 133 134
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
805 99
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
1.53%, 06/25/2045
(e)
$ 1,859 $ 81
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 10/25/2040
(e)
617 22
3.00%, 04/25/2042 200 202
3.00%, 05/25/2048 102 105
3.00%, 01/25/2051
(e)
2,327 325
3.50%, 01/25/2040
(e)
118 1
4.50%, 04/25/2045
(e)
1,569 271
7.00%, 04/25/2032 65 75
Freddie Mac REMICS
1.50%, 04/15/2028 471 473
1.66%, 05/15/2038
(e)
1,743 80
1.00 x 12 Month Treasury Average Index
+ 0.00%
3.00%, 11/15/2030
(e)
119 —
3.00%, 11/15/2035 950 962
3.00%, 10/15/2041 137 138
3.00%, 04/15/2046 137 145
3.50%, 08/15/2040
(e)
212 2
Ginnie Mae
2.00%, 12/20/2050
(e)
4,377 485
2.50%, 10/20/2050
(e)
2,749 337
2.50%, 12/20/2050
(e)
1,791 207
2.50%, 01/20/2051
(e)
4,100 437
3.00%, 07/20/2050
(e)
1,598 189
3.00%, 08/20/2050
(e)
2,774 293
3.00%, 09/20/2050
(e)
2,657 313
3.00%, 09/20/2050
(e)
2,941 345
3.00%, 10/20/2050
(e)
1,906 207
3.00%, 11/20/2050
(e)
3,696 454
3.00%, 11/20/2050
(e)
2,368 213
3.00%, 12/20/2050
(e)
1,527 175
3.00%, 01/20/2051
(e)
2,972 354
3.50%, 10/20/2044
(e)
3,022 275
3.50%, 10/20/2049
(e)
2,406 321
4.00%, 02/20/2044
(e)
1,310 83
4.00%, 04/20/2044
(e)
779 55
4.00%, 01/20/2046
(e)
587 33
6.00%, 06/20/2046
(e)
402 78
(1.00) x 1 Month USD LIBOR + 6.10%
6.04%, 12/20/2043
(e)
934 179
(1.00) x 1 Month USD LIBOR + 6.14%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
160 161
JP Morgan Mortgage Trust 2017-3
3.77%, 08/25/2047
(d),(f)
529 540
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(d),(f)
1,109 1,171
New Residential Mortgage Loan Trust 2015-2
5.47%, 08/25/2055
(d),(f)
923 974
Sequoia Mortgage Trust 2013-2
3.65%, 02/25/2043
(f)
237 239
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(d),(f)
440 446
$ 11,814
Other Asset Backed Securities - 1.52%
Chase Funding Trust Series 2004-1
0.56%, 12/25/2033 79 77
1.00 x 1 Month USD LIBOR + 0.46%
HPEFS Equipment Trust
0.69%, 07/22/2030
(d)
2,350 2,352
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
550 569

Schedule of Investments
Government & High Quality Bond Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 $ 4 $ 3
$ 3,001
TOTAL BONDS $ 31,560
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 103.50%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 5.99%
2.00%, 10/01/2031 $ 352 $ 362
2.23%, 09/01/2032 7 7
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
2.50%, 02/01/2028 301 314
3.00%, 02/01/2027 103 108
3.00%, 01/01/2031 298 314
3.00%, 01/01/2033 583 617
3.00%, 03/01/2037 193 203
3.00%, 08/01/2042 338 357
3.00%, 10/01/2042 587 620
3.00%, 10/01/2042 301 318
3.00%, 05/01/2043 415 440
3.00%, 10/01/2046 530 565
3.50%, 02/01/2032 541 576
3.50%, 04/01/2042 722 780
3.50%, 05/01/2042 343 370
3.50%, 07/01/2042 1,082 1,167
3.50%, 02/01/2044 430 463
4.00%, 07/01/2042 522 580
4.00%, 01/01/2043 531 584
4.00%, 06/01/2043 557 611
4.00%, 10/01/2045 684 752
4.50%, 11/01/2043 495 554
5.00%, 10/01/2025 44 48
5.00%, 02/01/2033 82 93
5.00%, 06/01/2033 105 116
5.00%, 01/01/2034 257 290
5.00%, 07/01/2035 54 61
5.00%, 07/01/2035 5 6
5.00%, 07/01/2035 12 13
5.00%, 10/01/2035 22 25
5.50%, 03/01/2033 59 67
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 14 16
6.00%, 12/01/2023 1 1
6.00%, 05/01/2031 8 9
6.00%, 12/01/2031 6 7
6.00%, 11/01/2033 29 32
6.00%, 09/01/2034 28 32
6.00%, 02/01/2035 14 16
6.00%, 10/01/2036 25 29
6.00%, 03/01/2037 29 32
6.00%, 01/01/2038 7 8
6.00%, 01/01/2038 47 54
6.00%, 04/01/2038 18 20
6.50%, 05/01/2023 2 2
6.50%, 04/01/2024 1 1
6.50%, 04/01/2026 1 1
6.50%, 05/01/2026 1 2
6.50%, 01/01/2028 2 2
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 8 9
6.50%, 11/01/2028 2 2
6.50%, 12/01/2028 4 5
6.50%, 03/01/2029 2 2
6.50%, 07/01/2031 16 18
6.50%, 08/01/2031 4 5
6.50%, 10/01/2031 7 7
6.50%, 10/01/2031 5 5
6.50%, 12/01/2031 8 9
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 02/01/2032 $ 8 $ 9
6.50%, 05/01/2032 18 20
6.50%, 04/01/2035 4 4
7.00%, 12/01/2023 1 1
7.00%, 01/01/2024 1 1
7.00%, 09/01/2027 2 2
7.00%, 01/01/2028 14 14
7.00%, 04/01/2028 9 10
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 3 4
7.00%, 10/01/2031 8 9
7.00%, 04/01/2032 26 31
7.50%, 10/01/2030 5 6
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 5 6
8.00%, 10/01/2030 9 11
8.50%, 07/01/2029 13 14
$ 11,855
Federal National Mortgage Association (FNMA) - 0.43%
1.95%, 12/01/2033 35 35
1.00 x 12 Month USD LIBOR + 1.70%
2.02%, 12/01/2032 9 10
1.00 x 12 Month USD LIBOR + 1.64%
3.00%, 04/01/2043 553 589
5.50%, 05/01/2033 11 12
6.00%, 05/01/2037 123 137
6.50%, 08/01/2025 10 11
6.50%, 11/01/2032 11 12
7.00%, 08/01/2028 8 9
7.00%, 12/01/2028 8 9
8.00%, 05/01/2027 3 3
8.50%, 10/01/2027 18 18
$ 845
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 60.66%
2.00%, 02/01/2032 235 242
2.00%, 11/01/2035 1,160 1,193
2.00%, 11/01/2035 1,608 1,653
2.00%, 01/01/2037
(g)
5,750 5,888
2.00%, 10/01/2050 913 914
2.00%, 03/01/2051 2,163 2,173
2.00%, 05/01/2051 5,028 5,026
2.00%, 07/01/2051 2,715 2,709
2.00%, 09/01/2051 1,564 1,561
2.00%, 09/01/2051 3,475 3,474
2.00%, 11/01/2051 2,011 2,007
2.00%, 11/01/2051 1,992 1,996
2.00%, 11/01/2051 3,086 3,091
2.00%, 11/01/2051 1,692 1,693
2.00%, 12/01/2051 2,991 2,996
2.00%, 12/01/2051 3,000 3,009
2.50%, 06/01/2027 469 487
2.50%, 08/01/2028 377 392
2.50%, 12/01/2031 495 516
2.50%, 09/01/2032 332 347
2.50%, 08/01/2035 1,450 1,512
2.50%, 10/01/2035 1,614 1,674
2.50%, 04/01/2050 1,198 1,223
2.50%, 06/01/2050 1,308 1,339
2.50%, 08/01/2050 3,262 3,348
2.50%, 07/01/2051 4,079 4,200
2.50%, 01/01/2052
(g)
19,785 20,185
3.00%, 05/01/2029 429 453
3.00%, 08/01/2031 868 917
3.00%, 12/01/2034 569 596
3.00%, 10/01/2036 392 415
3.00%, 10/01/2042 943 1,002
3.00%, 10/01/2046 643 679

Schedule of Investments
Government & High Quality Bond Account
December 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 08/01/2049 $ 275 $ 285
3.00%, 10/01/2049 724 752
3.00%, 12/01/2049 715 744
3.00%, 01/01/2050 1,153 1,199
3.00%, 02/01/2050 1,011 1,051
3.00%, 07/01/2050 1,225 1,273
3.00%, 08/01/2050 903 939
3.00%, 09/01/2050 1,336 1,391
3.00%, 01/01/2052
(g)
5,950 6,164
3.50%, 08/01/2031 436 466
3.50%, 02/01/2033 684 733
3.50%, 09/01/2033 966 1,033
3.50%, 06/01/2039 273 293
3.50%, 11/01/2042 772 834
3.50%, 12/01/2042 854 925
3.50%, 02/01/2043 333 363
3.50%, 03/01/2045 357 386
3.50%, 03/01/2045 648 697
3.50%, 09/01/2045 489 528
3.50%, 03/01/2047 596 650
3.50%, 11/01/2048 1,370 1,492
3.50%, 03/01/2050 1,846 1,972
4.00%, 01/01/2034 262 286
4.00%, 10/01/2037 379 410
4.00%, 02/01/2041 759 835
4.00%, 02/01/2042 476 523
4.00%, 10/01/2043 160 175
4.00%, 08/01/2044 339 376
4.00%, 10/01/2044 1,038 1,133
4.00%, 11/01/2044 317 352
4.00%, 08/01/2045 520 578
4.00%, 08/01/2046 837 914
4.00%, 07/01/2047 696 773
4.00%, 10/01/2047 565 621
4.50%, 08/01/2039 894 999
4.50%, 03/01/2042 250 279
4.50%, 09/01/2043 998 1,115
4.50%, 10/01/2043 547 604
4.50%, 11/01/2043 581 650
4.50%, 09/01/2045 398 442
4.50%, 10/01/2045 571 639
4.50%, 11/01/2045 793 881
4.50%, 08/01/2048 442 489
4.50%, 12/01/2048 596 660
5.00%, 05/01/2033 670 759
5.00%, 04/01/2035 58 65
5.00%, 04/01/2035 67 76
5.00%, 07/01/2035 3 3
5.00%, 02/01/2038 247 279
5.00%, 02/01/2040 761 872
5.00%, 07/01/2041 593 673
5.50%, 06/01/2033 36 41
5.50%, 02/01/2037 2 2
5.50%, 03/01/2038 53 61
6.00%, 11/01/2028 10 11
6.00%, 12/01/2031 3 3
6.00%, 01/01/2033 28 32
6.00%, 07/01/2037 77 89
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 7 7
6.00%, 03/01/2038 37 42
6.50%, 05/01/2024 1 1
6.50%, 09/01/2024 2 2
6.50%, 07/01/2025 6 7
6.50%, 02/01/2026 2 2
6.50%, 05/01/2026 2 2
6.50%, 06/01/2026 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 07/01/2028 $ 7 $ 8
6.50%, 03/01/2029 4 4
6.50%, 06/01/2031 9 10
6.50%, 01/01/2032 3 3
6.50%, 04/01/2032 2 2
6.50%, 08/01/2032 7 7
6.50%, 02/01/2033 8 8
6.50%, 12/01/2036 10 11
6.50%, 07/01/2037 10 11
6.50%, 07/01/2037 17 19
6.50%, 02/01/2038 19 22
7.00%, 10/01/2029 6 7
7.00%, 05/01/2031 3 3
7.00%, 11/01/2031 13 15
8.00%, 06/01/2030 1 1
$ 119,978
Government National Mortgage Association (GNMA) - 20.46%
2.00%, 01/01/2052 9,200 9,283
2.50%, 01/01/2052 13,500 13,825
3.00%, 11/15/2042 399 422
3.00%, 12/15/2042 877 917
3.00%, 02/15/2043 926 984
3.00%, 05/15/2043 1,145 1,214
3.00%, 07/20/2045 604 631
3.00%, 07/20/2046 325 339
3.00%, 08/20/2046 708 739
3.00%, 09/20/2046 869 907
3.00%, 12/20/2046 440 459
3.00%, 02/20/2047 553 577
3.00%, 08/20/2047 336 350
3.00%, 01/01/2052 2,000 2,069
3.50%, 01/15/2043 724 778
3.50%, 05/15/2043 744 800
3.50%, 06/20/2043 492 529
3.50%, 04/20/2045 350 374
3.50%, 06/20/2046 55 58
3.50%, 02/20/2047 571 616
3.50%, 05/20/2047 596 655
3.50%, 11/20/2047 422 462
4.00%, 08/15/2041 467 513
4.00%, 07/20/2047 448 499
4.00%, 01/20/2048 1,452 1,571
4.50%, 07/15/2040 268 303
5.00%, 09/15/2033 3 3
5.00%, 02/15/2034 163 188
5.00%, 09/15/2039 19 22
5.50%, 11/15/2033 19 21
5.50%, 05/20/2035 66 77
6.00%, 04/20/2026 2 2
6.00%, 05/20/2026 1 2
6.00%, 03/20/2028 1 1
6.00%, 06/20/2028 8 9
6.00%, 07/20/2028 4 4
6.00%, 02/20/2029 4 4
6.00%, 03/20/2029 8 9
6.00%, 07/20/2029 8 9
6.00%, 07/20/2033 69 80
6.50%, 12/20/2025 4 4
6.50%, 02/20/2026 2 3
6.50%, 03/20/2031 6 6
6.50%, 04/20/2031 6 7
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 3 3
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 43 45
7.00%, 01/15/2029 9 9

Schedule of Investments
Government & High Quality Bond Account
December 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 03/15/2029 $ 3 $ 3
7.00%, 05/15/2031 5 5
7.00%, 09/15/2031 21 23
7.00%, 06/15/2032 42 46
7.50%, 09/15/2023 1 1
7.50%, 10/15/2023 1 1
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 1 1
$ 40,466
U.S. Treasury - 2.56%
2.13%, 12/31/2022 2,400 2,440
4.50%, 02/15/2036 1,000 1,374
5.25%, 11/15/2028 1,000 1,251
$ 5,065
U.S. Treasury Bill - 13.40%
0.04%, 01/13/2022
(h)
8,000 8,000
0.06%, 04/21/2022
(h)
9,500 9,498
0.06%, 05/12/2022
(h)
7,000 6,998
0.08%, 05/05/2022
(h)
2,000 1,999
$ 26,495
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 204,704
Total Investments $ 254,254
Other Assets and Liabilities -  (28.56)% (56,477)
TOTAL NET ASSETS - 100.00% $ 197,777
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,617 or 4.86% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 94.72%
Government 15.96%
Money Market Funds 9.10%
Asset Backed Securities 8.78%
Other Assets and Liabilities
(28.56)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 17,351 $ 150,243 $ 149,604 $ 17,990
$ 17,351 $ 150,243 $ 149,604 $ 17,990
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2022 Long 93 $ 12,133 $ 61
US 5 Year Note; March 2022 Short 88 10,646 (10)
US Long Bond; March 2022 Long 22 3,530 (6)
Total $ 45
Amounts in thousands except contracts.

Schedule of Investments
International Emerging Markets Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 2.43% Shares Held Value (000's)
Money Market Funds - 2.43%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
375,434 $ 375
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
1,835,344 1,835
$ 2,210
TOTAL INVESTMENT COMPANIES $ 2,210
COMMON STOCKS - 97.76% Shares Held Value (000's)
Agriculture - 0.26%
SLC Agricola SA 28,800 $ 233
Airlines - 0.34%
Copa Holdings SA
(d)
3,737 309
Apparel - 0.34%
Youngone Corp 8,526 313
Automobile Manufacturers - 3.31%
Ashok Leyland Ltd 302,347 496
Eicher Motors Ltd 11,038 384
Hyundai Motor Co 4,756 835
Kia Corp
(d)
13,203 911
Yadea Group Holdings Ltd
(e)
196,000 382
$ 3,008
Automobile Parts & Equipment - 0.79%
Fuyao Glass Industry Group Co Ltd
(e)
54,400 281
Weichai Power Co Ltd 221,000 434
$ 715
Banks - 10.41%
Bank Rakyat Indonesia Persero Tbk PT 2,807,276 808
China Merchants Bank Co Ltd 100,500 782
Grupo Financiero Banorte SAB de CV 98,000 637
HDFC Bank Ltd 33,997 673
ICICI Bank Ltd 118,625 1,179
Kasikornbank PCL 90,900 385
Kotak Mahindra Bank Ltd 16,168 389
OTP Bank Nyrt
(d)
9,350 477
PT Bank Central Asia Tbk 1,116,000 572
Regional SAB de CV 105,000 545
Saudi National Bank/The 49,309 845
Sberbank of Russia PJSC ADR 84,349 1,353
TCS Group Holding PLC 9,654 814
$ 9,459
Beverages - 1.59%
Arca Continental SAB de CV 60,000 381
Kweichow Moutai Co Ltd 1,500 483
Tsingtao Brewery Co Ltd 62,000 580
$ 1,444
Biotechnology - 0.31%
I-Mab ADR
(d)
5,949 282
Building Materials - 2.33%
Amber Enterprises India Ltd
(d)
8,725 389
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
84,371 700
China Lesso Group Holdings Ltd 374,000 538
Voltas Ltd 19,309 316
Xinyi Glass Holdings Ltd 70,000 175
$ 2,118
Chemicals - 1.42%
Asian Paints Ltd 11,434 520
Berger Paints India Ltd 19,513 202
Navin Fluorine International Ltd 6,150 346
Supreme Industries Ltd 7,611 227
$ 1,295
Commercial Services - 0.44%
GPS Participacoes e Empreendimentos SA
(e)
83,688 239
NICE Information Service Co Ltd
(d)
10,727 162
$ 401
Computers - 2.51%
CI&T Inc
(d)
11,295 134
Globant SA
(d)
1,321 415
Infosys Ltd 58,043 1,470
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
WNS Holdings Ltd ADR
(d)
2,917 $ 257
$ 2,276
Consumer Products - 0.51%
Hindustan Unilever Ltd 14,523 460
Distribution & Wholesale - 1.46%
AKR Corporindo Tbk PT 939,600 271
Pop Mart International Group Ltd
(d),(e)
61,100 351
Sendas Distribuidora SA 88,875 207
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
233,542 502
$ 1,331
Diversified Financial Services - 4.59%
Bajaj Finance Ltd 5,329 498
Banco BTG Pactual SA 56,112 212
CreditAccess Grameen Ltd
(d)
23,794 190
Fubon Financial Holding Co Ltd 328,916 905
Hong Kong Exchanges & Clearing Ltd 4,300 252
Housing Development Finance Corp Ltd 36,430 1,260
KB Financial Group Inc 18,450 853
$ 4,170
Electric - 0.57%
China Longyuan Power Group Corp Ltd 222,000 519
Electrical Components & Equipment - 1.30%
Delta Electronics Inc 63,000 625
Frencken Group Ltd 380,400 555
$ 1,180
Electronics - 0.76%
Lotes Co Ltd 13,000 357
Voltronic Power Technology Corp 6,000 335
$ 692
Energy - Alternate Sources - 0.39%
Sao Martinho SA 56,982 352
Engineering & Construction - 0.77%
Grupo Aeroportuario del Pacifico SAB de CV
(d)
50,600 699
Food - 3.34%
Bid Corp Ltd 23,720 486
Dino Polska SA
(d),(e)
6,921 629
JBS SA 44,100 300
Nestle India Ltd 1,079 286
Tingyi Cayman Islands Holding Corp 298,000 613
Want Want China Holdings Ltd 787,000 722
$ 3,036
Gas - 1.47%
China Resources Gas Group Ltd 102,000 576
ENN Energy Holdings Ltd 40,400 762
$ 1,338
Hand & Machine Tools - 0.32%
Techtronic Industries Co Ltd 14,500 289
Healthcare - Products - 1.29%
Osstem Implant Co Ltd
(d)
6,924 829
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
5,700 342
$ 1,171
Healthcare - Services - 1.59%
Hygeia Healthcare Holdings Co Ltd
(e)
38,600 242
Notre Dame Intermedica Participacoes SA 24,000 260
Pharmaron Beijing Co Ltd
(e)
20,600 318
Wuxi Biologics Cayman Inc
(d),(e)
52,500 621
$ 1,441
Home Furnishings - 0.96%
Haier Smart Home Co Ltd 110,400 467
JS Global Lifestyle Co Ltd
(e)
112,500 189
Vestel Beyaz Esya Sanayi ve Ticaret AS 359,166 215
$ 871

Schedule of Investments
International Emerging Markets Account
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3.39%
AIA Group Ltd 63,000 $ 636
ICICI Lombard General Insurance Co Ltd
(e)
16,850 317
ICICI Prudential Life Insurance Co Ltd
(e)
30,600 230
PICC Property & Casualty Co Ltd 660,000 540
Ping An Insurance Group Co of China Ltd 111,500 803
Qualitas Controladora SAB de CV
(f)
109,500 554
$ 3,080
Internet - 13.09%
Alibaba Group Holding Ltd
(d)
162,292 2,385
East Money Information Co Ltd 58,193 340
JD.com Inc
(d)
28,060 982
Meituan
(d),(e)
51,600 1,492
MercadoLibre Inc
(d)
303 409
My EG Services Bhd 1,923,400 493
NCSoft Corp
(d)
834 450
Sea Ltd ADR
(d)
1,767 395
Tencent Holdings Ltd 76,600 4,470
Trip.com Group Ltd ADR
(d)
19,040 469
$ 11,885
Investment Companies - 0.51%
VEF AB
(d)
687,023 460
Iron & Steel - 0.65%
Hunan Valin Steel Co Ltd 268,996 217
Severstal PAO 17,444 376
$ 593
Lodging - 0.29%
Galaxy Entertainment Group Ltd
(d)
51,000 265
Machinery - Diversified - 0.75%
NARI Technology Co Ltd 55,094 347
WEG SA 55,900 331
$ 678
Metal Fabrication & Hardware - 0.56%
APL Apollo Tubes Ltd
(d)
17,471 234
Astral Ltd 8,869 271
$ 505
Mining - 1.68%
Anglo American PLC 16,432 676
Impala Platinum Holdings Ltd 40,023 564
Polyus PJSC 3,270 289
$ 1,529
Miscellaneous Manufacturers - 1.76%
Elite Material Co Ltd 32,000 321
Lens Technology Co Ltd 57,300 207
Pidilite Industries Ltd 9,355 310
Sunny Optical Technology Group Co Ltd 24,100 763
$ 1,601
Oil & Gas - 4.95%
Indian Oil Corp Ltd 186,420 279
LUKOIL PJSC ADR 11,464 1,027
MOL Hungarian Oil & Gas PLC 48,960 380
Petroleo Brasileiro SA 133,900 738
Reliance Industries Ltd 65,185 2,071
$ 4,495
Packaging & Containers - 0.42%
Klabin SA 82,413 380
Pharmaceuticals - 0.54%
Caplin Point Laboratories Ltd 18,857 218
Grand Pharmaceutical Group Ltd 326,000 270
$ 488
Pipelines - 0.76%
Gaztransport Et Technigaz SA 7,406 691
Real Estate - 0.36%
A-Living Smart City Services Co Ltd
(e)
100,000 171
Shimao Services Holdings Ltd
(e)
222,245 154
$ 325
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4.02%
Ace Hardware Indonesia Tbk PT 3,450,700 $ 310
Bosideng International Holdings Ltd 664,000 418
China Meidong Auto Holdings Ltd 54,000 278
China Yongda Automobiles Services Holdings Ltd 228,500 306
Home Product Center PCL 852,000 370
Li Ning Co Ltd 62,500 686
Magazine Luiza SA 154,266 200
Wal-Mart de Mexico SAB de CV 210,300 783
Yifeng Pharmacy Chain Co Ltd 34,292 297
$ 3,648
Semiconductors - 19.16%
ASE Technology Holding Co Ltd 79,000 305
ASPEED Technology Inc 3,000 387
eMemory Technology Inc 1,500 118
Hana Materials Inc 9,203 485
Keystone Microtech Corp 25,000 289
MediaTek Inc 45,000 1,931
Novatek Microelectronics Corp 19,400 377
Parade Technologies Ltd 5,000 380
Realtek Semiconductor Corp 30,000 627
RichWave Technology Corp 15,400 151
Samsung Electronics Co Ltd 80,514 5,288
Taiwan Semiconductor Manufacturing Co Ltd 319,164 7,061
$ 17,399
Shipbuilding - 0.21%
Yangzijiang Shipbuilding Holdings Ltd 189,200 188
Software - 0.66%
NetEase Inc 29,500 596
Telecommunications - 0 .63%
Route Mobile Ltd 10,569 253
Shenzhen Transsion Holdings Co Ltd 12,958 320
$ 573
TOTAL COMMON STOCKS $ 88,781
PREFERRED STOCKS - 0.28% Shares Held Value (000's)
Diversified Financial Services - 0.02%
Fubon Financial Holding Co Ltd 0.00%
(d)
6,701 $ 15
Semiconductors - 0.26%
Samsung Electronics Co Ltd 1, 438.00% 3,931 235
TOTAL PREFERRED STOCKS $ 250
Total Investments $ 91,241
Other Assets and Liabilities -  (0.47)% (426)
TOTAL NET ASSETS - 100.00% $ 90,815
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $375 or
0.41% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,616 or 6.18% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $360 or 0.40% of net assets.

Schedule of Investments
International Emerging Markets Account
December 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
China 28.00%
Taiwan 15.20%
India 15.12%
Korea, Republic Of 11.40%
Brazil 4.51%
Mexico 3.96%
Hong Kong 3.38%
Russian Federation 3.35%
United States 2.85%
Indonesia 2.16%
South Africa 1.16%
Malaysia 1.15%
Hungary 0.94%
Saudi Arabia 0.93%
Cyprus 0.90%
Thailand 0.83%
France 0.76%
United Kingdom 0.74%
Poland 0.69%
Sweden 0.51%
Uruguay 0.46%
Argentina 0.45%
Singapore 0.44%
Panama 0.34%
Turkey 0.24%
Other Assets and Liabilities
(0.47)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 805 $ 24,168 $ 23,138 $ 1,835
$ 805 $ 24,168 $ 23,138 $ 1,835
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Account I
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 2 .65 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .17%
iShares Russell 1000 Growth ETF 3,900 $ 1,192
Money Market Funds - 2 .48%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,954,023 2,954
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
14,583,421 14,583
$ 17,537
TOTAL INVESTMENT COMPANIES $ 18,729
CONVERTIBLE PREFERRED STOCKS
- 0 .16 % Shares Held Value (000's)
Automobile Manufacturers - 0 .03%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 229
Chemicals - 0 .03%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 203
Software - 0 .10%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 363
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 331
$ 694
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,126
COMMON STOCKS - 98 .03 % Shares Held Value (000's)
Advertising - 0 .02%
Trade Desk Inc/The
(d)
1,342 $ 123
Aerospace & Defense - 1 .05%
BWX Technologies Inc 221 11
HEICO Corp 50 7
HEICO Corp - Class A 78 10
Howmet Aerospace Inc 92 3
L3Harris Technologies Inc 33,222 7,084
Lockheed Martin Corp 670 238
Northrop Grumman Corp 41 16
Spirit AeroSystems Holdings Inc 97 4
TransDigm Group Inc
(d)
46 29
$ 7,402
Agriculture - 0 .02%
Altria Group Inc 3,188 151
Darling Ingredients Inc
(d)
27 2
$ 153
Airlines - 0 .01%
Delta Air Lines Inc
(d)
1,977 77
Apparel - 0 .38%
Columbia Sportswear Co 7 1
Deckers Outdoor Corp
(d)
9 3
Hanesbrands Inc 610 10
NIKE Inc 15,615 2,603
Skechers USA Inc
(d)
47 2
Tapestry Inc 89 4
VF Corp 644 47
$ 2,670
Automobile Manufacturers - 3 .03%
Rivian Automotive Inc
(d)
12,569 1,303
Rivian Automotive Inc - Lockup Shares
(d),(f)
168,367 17,458
Tesla Inc
(d)
2,502 2,644
TuSimple Holdings Inc
(d)
47 2
$ 21,407
Automobile Parts & Equipment - 0 .28%
Allison Transmission Holdings Inc 254 9
Aptiv PLC
(d)
9,374 1,546
Aurora Innovation Inc
(d)
9,278 105
Aurora Innovation Inc - Class B Lockup Shares
(d),(f)
28,047 316
QuantumScape Corp
(d)
539 12
$ 1,988
Banks - 0 .01%
Citizens Financial Group Inc 230 11
Goldman Sachs Group Inc/The 61 23
Synovus Financial Corp 34 2
Western Alliance Bancorp 162 17
$ 53
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .95%
Boston Beer Co Inc/The
(d)
28 $ 14
Brown-Forman Corp - A Shares 78 5
Brown-Forman Corp - B Shares 75,530 5,504
Coca-Cola Co/The 8,481 502
Monster Beverage Corp
(d)
1,066 102
PepsiCo Inc 3,548 616
$ 6,743
Biotechnology - 0 .46%
Alnylam Pharmaceuticals Inc
(d)
363 61
Amgen Inc 1,443 325
Certara Inc
(d)
184 5
CureVac NV
(d)
163 6
Exelixis Inc
(d)
780 14
Guardant Health Inc
(d)
276 28
Horizon Therapeutics Plc
(d)
126 14
Illumina Inc
(d)
452 172
Incyte Corp
(d)
489 36
Ionis Pharmaceuticals Inc
(d)
398 12
Iovance Biotherapeutics Inc
(d)
142 3
Maravai LifeSciences Holdings Inc
(d)
339 14
Mirati Therapeutics Inc
(d)
106 15
Moderna Inc
(d)
1,045 265
Novavax Inc
(d)
232 33
Regeneron Pharmaceuticals Inc
(d)
33 21
Royalty Pharma PLC 594 24
Seagen Inc
(d)
368 57
Ultragenyx Pharmaceutical Inc
(d)
147 12
Vertex Pharmaceuticals Inc
(d)
9,653 2,120
$ 3,237
Building Materials - 0 .02%
Armstrong World Industries Inc 74 9
AZEK Co Inc/The
(d)
194 9
Carrier Global Corp 1,259 68
Fortune Brands Home & Security Inc 107 11
Louisiana-Pacific Corp 23 2
Trex Co Inc
(d)
359 49
$ 148
Chemicals - 1 .59%
Axalta Coating Systems Ltd
(d)
118 4
Celanese Corp 126 21
Chemours Co/The 261 9
Diversey Holdings Ltd
(d)
126 2
Dow Inc 165 9
Ecolab Inc 678 159
FMC Corp 99 11
LyondellBasell Industries NV 98 9
Olin Corp 34 2
PPG Industries Inc 308 53
RPM International Inc 229 23
Sherwin-Williams Co/The 31,060 10,938
Westlake Chemical Corp 21 2
$ 11,242
Commercial Services - 4 .45%
Automatic Data Processing Inc 1,211 299
Block Inc
(d)
5,731 925
Booz Allen Hamilton Holding Corp 410 35
Bright Horizons Family Solutions Inc
(d)
149 19
Chegg Inc
(d)
329 10
Cintas Corp 24,073 10,669
CoStar Group Inc
(d)
1,367 108
Equifax Inc 143 42
Euronet Worldwide Inc
(d)
110 13
FleetCor Technologies Inc
(d)
57 13
Gartner Inc
(d)
248 83
Global Payments Inc 31,283 4,229
GXO Logistics Inc
(d)
256 23
H&R Block Inc 450 11
Legalzoom.com Inc
(d),(g)
39 1
MarketAxess Holdings Inc 1,256 516

Schedule of Investments
LargeCap Growth Account I
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Mister Car Wash Inc
(d),(g)
189 $ 3
Moody's Corp 476 186
Morningstar Inc 63 21
Paylocity Holding Corp
(d)
121 29
PayPal Holdings Inc
(d)
62,190 11,728
Robert Half International Inc 297 33
Rollins Inc 650 22
S&P Global Inc 4,721 2,228
Sabre Corp
(d)
992 8
Shift4 Payments Inc
(d)
131 8
StoneCo Ltd
(d)
633 11
TransUnion 404 48
United Rentals Inc
(d)
79 26
Verisk Analytics Inc 312 71
WEX Inc
(d)
91 13
$ 31,431
Computers - 4 .47%
Accenture PLC - Class A 1,582 656
Apple Inc 143,810 25,536
Crowdstrike Holdings Inc
(d)
607 124
Dell Technologies Inc
(d)
413 23
EPAM Systems Inc
(d)
167 112
Fortinet Inc
(d)
13,594 4,885
Genpact Ltd 30 2
Globant SA
(d)
124 39
HP Inc 1,238 47
McAfee Corp 181 5
NCR Corp
(d)
140 6
NetApp Inc 454 42
Pure Storage Inc
(d)
754 24
Thoughtworks Holding Inc
(d)
44 1
Zscaler Inc
(d)
243 78
$ 31,580
Consumer Products - 0 .02%
Avery Dennison Corp 134 29
Church & Dwight Co Inc 42 4
Clorox Co/The 310 54
Kimberly-Clark Corp 524 75
$ 162
Cosmetics & Personal Care - 1 .61%
Colgate-Palmolive Co 1,369 117
Estee Lauder Cos Inc/The 30,483 11,285
$ 11,402
Distribution & Wholesale - 0 .05%
Copart Inc
(d)
642 97
Core & Main Inc
(d)
62 2
Fastenal Co 1,574 101
IAA Inc
(d)
415 21
Leslie's Inc
(d)
337 8
Pool Corp 121 69
SiteOne Landscape Supply Inc
(d)
70 17
WW Grainger Inc 118 61
$ 376
Diversified Financial Services - 3 .31%
American Express Co 1,237 202
Ameriprise Financial Inc 196 59
Charles Schwab Corp/The 15,653 1,316
Credit Acceptance Corp
(d)
1 1
Discover Financial Services 498 57
LPL Financial Holdings Inc 244 39
Mastercard Inc 42,099 15,127
Raymond James Financial Inc 30 3
Rocket Cos Inc
(g)
431 6
Synchrony Financial 316 15
T Rowe Price Group Inc 228 45
Tango Holdings Inc 729 53
Upstart Holdings Inc
(d)
137 21
UWM Holdings Corp
(g)
65 —
Visa Inc 29,605 6,416
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Western Union Co/The 324 $ 6
$ 23,366
Electric - 0 .00%
Brookfield Renewable Corp 118 4
NRG Energy Inc 339 15
$ 19
Electrical Components & Equipment - 0 .01%
Generac Holdings Inc
(d)
191 67
Universal Display Corp 131 22
$ 89
Electronics - 0 .59%
Agilent Technologies Inc 842 134
Allegion plc 209 28
Amphenol Corp 42,254 3,695
Coherent Inc
(d)
66 18
Honeywell International Inc 464 97
Jabil Inc 354 25
Keysight Technologies Inc
(d)
250 52
Mettler-Toledo International Inc
(d)
71 120
Vontier Corp 282 9
$ 4,178
Energy - Alternate Sources - 0 .02%
Enphase Energy Inc
(d)
406 74
Fluence Energy Inc
(d)
42 2
Plug Power Inc
(d)
1,574 44
$ 120
Engineering & Construction - 0 .00%
Frontdoor Inc
(d)
190 7
TopBuild Corp
(d)
83 23
$ 30
Entertainment - 0 .48%
Caesars Entertainment Inc
(d)
389 36
Churchill Downs Inc 112 27
DraftKings Inc
(d)
26,381 725
Live Nation Entertainment Inc
(d)
15,818 1,893
Madison Square Garden Sports Corp
(d)
23 4
Penn National Gaming Inc
(d)
31 2
Six Flags Entertainment Corp
(d)
94 4
Vail Resorts Inc 123 40
Warner Music Group Corp 14,717 636
$ 3,367
Environmental Control - 0 .01%
Waste Management Inc 208 35
Food - 0 .03%
Beyond Meat Inc
(d),(g)
153 10
Hershey Co/The 387 75
Kellogg Co 344 22
Lamb Weston Holdings Inc 132 8
Pilgrim's Pride Corp
(d)
61 2
Sysco Corp 1,580 124
$ 241
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 176 25
MSA Safety Inc 33 5
Regal Rexnord Corp 43 7
$ 37
Healthcare - Products - 7 .89%
10X Genomics Inc
(d)
257 38
Abbott Laboratories 2,682 377
ABIOMED Inc
(d)
139 50
Adaptive Biotechnologies Corp
(d)
299 8
Align Technology Inc
(d)
243 160
Avantor Inc
(d)
71,654 3,019
Bio-Techne Corp 120 62
Bruker Corp 315 26
Danaher Corp 101 33
Edwards Lifesciences Corp
(d)
89,582 11,606
Exact Sciences Corp
(d)
487 38

Schedule of Investments
LargeCap Growth Account I
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Globus Medical Inc
(d)
12 $ 1
IDEXX Laboratories Inc
(d)
262 173
Insulet Corp
(d)
204 54
Intuitive Surgical Inc
(d)
57,095 20,514
Masimo Corp
(d)
112 33
Natera Inc
(d)
237 22
Novocure Ltd
(d)
316 24
Penumbra Inc
(d)
104 30
Repligen Corp
(d)
160 42
ResMed Inc 400 104
STERIS PLC 35 9
Stryker Corp 20,908 5,591
Tandem Diabetes Care Inc
(d)
176 27
Teleflex Inc 26 9
Thermo Fisher Scientific Inc 20,297 13,543
Waters Corp
(d)
174 65
West Pharmaceutical Services Inc 227 106
$ 55,764
Healthcare - Services - 2 .21%
agilon health Inc
(d)
483 13
Amedisys Inc
(d)
87 14
Anthem Inc 3,341 1,549
Catalent Inc
(d)
117 15
Centene Corp
(d)
2,306 190
Charles River Laboratories International Inc
(d)
146 55
Chemed Corp 11 6
DaVita Inc
(d)
150 17
Encompass Health Corp 172 11
HCA Healthcare Inc 12,903 3,315
Humana Inc 5,053 2,344
IQVIA Holdings Inc
(d)
290 82
Molina Healthcare Inc
(d)
27 9
Oak Street Health Inc
(d)
273 9
Sotera Health Co
(d)
305 7
Syneos Health Inc
(d)
42 4
UnitedHealth Group Inc 15,900 7,984
$ 15,624
Home Builders - 0 .02%
DR Horton Inc 424 46
NVR Inc
(d)
7 41
PulteGroup Inc 235 14
Thor Industries Inc 70 7
Toll Brothers Inc 139 10
$ 118
Home Furnishings - 0 .00%
Tempur Sealy International Inc 562 26
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 126 20
Insurance - 0 .03%
Alleghany Corp
(d)
4 3
Aon PLC 399 120
Arch Capital Group Ltd
(d)
285 13
Brown & Brown Inc 47 3
Erie Indemnity Co 56 11
Everest Re Group Ltd 30 8
GoHealth Inc
(d)
131 —
Lemonade Inc
(d),(g)
12 —
Lincoln National Corp 86 6
Markel Corp
(d)
7 9
Marsh & McLennan Cos Inc 186 32
RenaissanceRe Holdings Ltd 65 11
$ 216
Internet - 23 .36%
Alphabet Inc - A Shares
(d)
8,854 25,651
Alphabet Inc - C Shares
(d)
9,192 26,598
Amazon.com Inc
(d)
11,617 38,735
Anaplan Inc
(d)
434 20
Booking Holdings Inc
(d)
1,333 3,199
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
CDW Corp/DE 422 $ 86
Chewy Inc
(d),(g)
101,574 5,990
Coupang Inc
(d)
42,083 1,236
DoorDash Inc - Class A
(d)
3,204 477
eBay Inc 1,936 129
Etsy Inc
(d)
390 85
Expedia Group Inc
(d)
446 81
Farfetch Ltd
(d)
23,777 795
Figs Inc
(d),(g)
76 2
GoDaddy Inc
(d)
55 5
IAC/InterActiveCorp
(d)
10,871 1,421
Lyft Inc
(d)
897 38
Mandiant Inc
(d)
219 4
Match Group Inc
(d)
80,875 10,696
Meta Platforms Inc
(d)
56,547 19,020
Netflix Inc
(d)
10,190 6,139
NortonLifeLock Inc 449 12
Okta Inc
(d)
389 87
Opendoor Technologies Inc
(d)
251 4
Palo Alto Networks Inc
(d)
295 164
Pinterest Inc
(d)
135,279 4,917
Roku Inc
(d)
363 83
Shopify Inc
(d)
8,104 11,162
Snap Inc Class A
(d)
85,996 4,044
Spotify Technology SA
(d)
16,579 3,880
TripAdvisor Inc
(d)
195 5
Twitter Inc
(d)
252 11
Uber Technologies Inc
(d)
4,276 179
Vimeo Inc
(d)
406 7
Wayfair Inc
(d),(g)
128 24
Wix.com Ltd
(d)
163 26
Zendesk Inc
(d)
364 38
Zillow Group Inc - A Shares
(d)
182 11
Zillow Group Inc - C Shares
(d)
521 33
$ 165,094
Iron & Steel - 0 .00%
Steel Dynamics Inc 114 7
Leisure Products & Services - 0 .11%
Brunswick Corp/DE 31 3
Peloton Interactive Inc
(d)
20,006 715
Planet Fitness Inc
(d)
176 16
Polaris Inc 123 13
Virgin Galactic Holdings Inc
(d)
496 7
YETI Holdings Inc
(d)
263 22
$ 776
Lodging - 0 .05%
Boyd Gaming Corp
(d)
55 4
Choice Hotels International Inc 106 16
Hilton Worldwide Holdings Inc
(d)
566 88
Las Vegas Sands Corp
(d)
1,021 38
Marriott International Inc/MD
(d)
840 139
Travel + Leisure Co 173 10
Wyndham Hotels & Resorts Inc 178 16
Wynn Resorts Ltd
(d)
325 28
$ 339
Machinery - Construction & Mining - 0 .05%
Caterpillar Inc 1,444 298
Vertiv Holdings Co 992 25
$ 323
Machinery - Diversified - 1 .54%
AGCO Corp 19 2
Cognex Corp 528 41
Deere & Co 863 296
Graco Inc 320 26
IDEX Corp 31,263 7,388
Ingersoll Rand Inc 47,667 2,949
Middleby Corp/The
(d)
53 10
Nordson Corp 31 8
Rockwell Automation Inc 217 76

Schedule of Investments
LargeCap Growth Account I
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Toro Co/The 313 $ 31
Xylem Inc/NY 363 44
$ 10,871
Media - 0 .05%
Altice USA Inc
(d)
447 7
Cable One Inc 9 16
Charter Communications Inc
(d)
367 239
FactSet Research Systems Inc 102 50
Nexstar Media Group Inc 9 2
Walt Disney Co/The
(d)
284 44
World Wrestling Entertainment Inc 126 6
$ 364
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 185 25
Mining - 0 .01%
Freeport-McMoRan Inc 1,326 55
Southern Copper Corp 236 15
$ 70
Miscellaneous Manufacturers - 0 .06%
3M Co 261 46
Axon Enterprise Inc
(d)
195 31
Carlisle Cos Inc 59 15
Donaldson Co Inc 49 3
Illinois Tool Works Inc 872 215
Parker-Hannifin Corp 66 21
Trane Technologies PLC 358 72
$ 403
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
165 98
Oil & Gas - 0 .02%
Continental Resources Inc/OK 21 1
Coterra Energy Inc 353 7
Diamondback Energy Inc 263 28
EOG Resources Inc 213 19
Hess Corp 60 4
Occidental Petroleum Corp 331 10
Pioneer Natural Resources Co 297 54
Texas Pacific Land Corp 18 22
$ 145
Oil & Gas Services - 0 .00%
Halliburton Co 150 3
Packaging & Containers - 0 .01%
Ball Corp 294 28
Crown Holdings Inc 50 6
Graphic Packaging Holding Co 259 5
Sealed Air Corp 254 17
$ 56
Pharmaceuticals - 4 .47%
AbbVie Inc 5,466 740
Becton Dickinson and Co 7,201 1,811
Cardinal Health Inc 530 27
Cigna Corp 25,792 5,923
Dexcom Inc
(d)
19,588 10,518
Eli Lilly & Co 2,072 572
Herbalife Nutrition Ltd
(d)
56 2
McKesson Corp 71 18
Neurocrine Biosciences Inc
(d)
284 24
Sarepta Therapeutics Inc
(d)
257 23
Zoetis Inc 48,718 11,889
$ 31,547
Pipelines - 0 .01%
Cheniere Energy Inc 727 74
New Fortress Energy Inc 84 2
$ 76
Private Equity - 0 .04%
Ares Management Corp 385 31
Blackstone Inc 2,101 272
$ 303
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .00%
CBRE Group Inc 60 $ 7
REITs - 1 .76%
American Tower Corp 1,396 408
Crown Castle International Corp 1,334 278
Equinix Inc 197 167
Equity LifeStyle Properties Inc 283 25
Extra Space Storage Inc 38 9
Iron Mountain Inc 623 32
Lamar Advertising Co 231 28
Public Storage 358 134
SBA Communications Corp 28,805 11,206
Simon Property Group Inc 876 140
$ 12,427
Retail - 4 .81%
AutoZone Inc
(d)
14 29
Bath & Body Works Inc 433 30
Best Buy Co Inc 177 18
Burlington Stores Inc
(d)
193 56
CarMax Inc
(d)
46 6
Carvana Co
(d)
7,894 1,829
Chipotle Mexican Grill Inc
(d)
1,130 1,975
Costco Wholesale Corp 17,034 9,671
Darden Restaurants Inc 271 41
Dollar General Corp 15,344 3,619
Domino's Pizza Inc 78 44
Five Below Inc
(d)
169 35
Floor & Decor Holdings Inc
(d)
313 41
Freshpet Inc
(d)
125 12
GameStop Corp
(d),(g)
196 29
Home Depot Inc/The 3,290 1,365
Lithia Motors Inc 6 2
Lowe's Cos Inc 2,145 554
Lululemon Athletica Inc
(d)
22,298 8,729
McDonald's Corp 411 110
Nordstrom Inc
(d)
286 7
Olaplex Holdings Inc
(d)
48 1
O'Reilly Automotive Inc
(d)
63 45
Petco Health & Wellness Co Inc
(d)
23 —
RH
(d)
53 28
Ross Stores Inc 40,421 4,620
Starbucks Corp 3,646 427
Target Corp 676 156
TJX Cos Inc/The 3,723 283
Tractor Supply Co 351 84
Ulta Beauty Inc
(d)
166 68
Victoria's Secret & Co
(d)
139 8
Vroom Inc
(d)
93 1
Wendy's Co/The 529 13
Williams-Sonoma Inc 175 30
Yum China Holdings Inc 106 5
Yum! Brands Inc 74 10
$ 33,981
Savings & Loans - 0 .00%
Sterling Bancorp/DE 48 1
Semiconductors - 4 .43%
Advanced Micro Devices Inc
(d)
20,938 3,013
Allegro MicroSystems Inc
(d)
140 5
Analog Devices Inc 660 116
Applied Materials Inc 2,788 439
ASML Holding NV - NY Reg Shares 6,535 5,203
Azenta Inc 186 19
Broadcom Inc 1,234 821
Entegris Inc 415 58
GLOBALFOUNDRIES Inc
(d)
85 6
IPG Photonics Corp
(d)
9 2
KLA Corp 470 202
Lam Research Corp 436 314
Microchip Technology Inc 1,418 123
Micron Technology Inc 477 44

Schedule of Investments
LargeCap Growth Account I
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
MKS Instruments Inc 143 $ 25
Monolithic Power Systems Inc 140 69
NVIDIA Corp 23,554 6,928
NXP Semiconductors NV 55,241 12,583
ON Semiconductor Corp
(d)
707 48
QUALCOMM Inc 3,490 638
Skyworks Solutions Inc 240 37
Teradyne Inc 504 82
Texas Instruments Inc 1,768 333
Xilinx Inc 760 161
$ 31,269
Software - 24 .03%
Adobe Inc
(d)
17,648 10,008
Alteryx Inc
(d)
180 11
ANSYS Inc
(d)
112 45
Aspen Technology Inc
(d)
209 32
Atlassian Corp PLC
(d)
430 164
Autodesk Inc
(d)
36,924 10,382
Avalara Inc
(d)
261 34
Bentley Systems Inc 415 20
Bill.com Holdings Inc
(d)
283 70
Broadridge Financial Solutions Inc 324 59
C3.ai Inc
(d)
48 1
Cadence Design Systems Inc
(d)
850 158
CDK Global Inc 58 2
Citrix Systems Inc 134 13
Cloudflare Inc
(d)
750 99
Coupa Software Inc
(d)
28,432 4,494
Datadog Inc
(d)
786 140
Definitive Healthcare Corp
(d)
21 1
DocuSign Inc
(d)
596 91
DoubleVerify Holdings Inc
(d)
159 5
Dropbox Inc - A Shares
(d)
942 23
Duck Creek Technologies Inc
(d)
52 2
Dynatrace Inc
(d)
569 34
Elastic NV
(d)
226 28
Everbridge Inc
(d)
117 8
Fair Isaac Corp
(d)
82 36
Fiserv Inc
(d)
38,725 4,019
Five9 Inc
(d)
206 28
HashiCorp Inc
(d)
2,394 218
HubSpot Inc
(d)
138 91
Informatica Inc
(d)
74 3
Intuit Inc 39,902 25,666
Jack Henry & Associates Inc 59 10
Jamf Holding Corp
(d)
155 6
Magic Leap Inc
(d),(e),(f)
371 7
Manhattan Associates Inc
(d)
104 16
Microsoft Corp 159,802 53,745
MongoDB Inc
(d)
5,073 2,686
MSCI Inc 176 108
nCino Inc
(d)
172 9
New Relic Inc
(d)
159 17
Nuance Communications Inc
(d)
333 18
Nutanix Inc
(d)
650 21
Oracle Corp 4,760 415
Palantir Technologies Inc
(d)
5,130 93
Paychex Inc 869 119
Paycom Software Inc
(d)
157 65
Paycor HCM Inc
(d)
51 1
Pegasystems Inc 117 13
Playtika Holding Corp
(d)
318 5
Procore Technologies Inc
(d),(g)
132 11
PTC Inc
(d)
324 39
RingCentral Inc
(d)
252 47
Roper Technologies Inc 16,212 7,974
salesforce.com Inc
(d)
33,756 8,578
SentinelOne Inc
(d)
25,620 1,294
ServiceNow Inc
(d)
30,889 20,050
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Skillz Inc
(d),(g)
946 $ 7
Smartsheet Inc
(d)
371 29
Snowflake Inc - Class A
(d)
1,940 657
Splunk Inc
(d)
14,548 1,684
Stripe Inc - Class B
(d),(e),(f)
5,754 372
Synopsys Inc
(d)
8,525 3,141
Take-Two Interactive Software Inc
(d)
70 12
Teradata Corp
(d)
285 12
Twilio Inc
(d)
144 38
Tyler Technologies Inc
(d)
109 59
UiPath Inc
(d)
25,302 1,091
UIPATH Inc - Class A
(d),(f)
5,842 252
Unity Software Inc
(d)
464 66
Veeva Systems Inc
(d)
34,557 8,829
VMware Inc 255 30
Workday Inc
(d)
3,636 993
Zoom Video Communications Inc
(d)
6,300 1,159
Zynga Inc
(d)
1,511 10
$ 169,773
Telecommunications - 0 .02%
Arista Networks Inc
(d)
668 96
CommScope Holding Co Inc
(d)
620 7
Corning Inc 794 30
Switch Inc 354 10
Ubiquiti Inc 20 6
$ 149
Toys, Games & Hobbies - 0 .00%
Mattel Inc
(d)
1,040 22
Transportation - 0 .16%
CH Robinson Worldwide Inc 84 9
Expeditors International of Washington Inc 377 51
FedEx Corp 329 85
JB Hunt Transport Services Inc 229 47
Landstar System Inc 100 18
Old Dominion Freight Line Inc 291 104
Union Pacific Corp 1,258 317
United Parcel Service Inc 2,239 480
XPO Logistics Inc
(d)
257 20
$ 1,131
TOTAL COMMON STOCKS $ 692,704
Total Investments $ 712,559
Other Assets and Liabilities -  (0.84)% (5,903)
TOTAL NET ASSETS - 100.00% $ 706,656
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,194 or
0.88% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,011 or 0.85% of net assets.

Schedule of Investments
LargeCap Growth Account I
December 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Technology 33 .04%
Communications 23 .45%
Consumer, Non-cyclical 22 .11%
Consumer, Cyclical 9 .25%
Financial 5 .15%
Industrial 3 .51%
Money Market Funds 2 .48%
Basic Materials 1 .63%
Investment Companies 0 .17%
Energy 0 .05%
Utilities 0 .00%
Other Assets and Liabilities
( 0 .84 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,012 $ 157,441 $ 148,870 $ 14,583
$ 6,012 $ 157,441 $ 148,870 $ 14,583
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Aurora Innovation Inc - Class B Lockup Shares 11/08/2021 $ 119 $ 316 0.04%
Magic Leap Inc 01/20/2016-10/12/20217 182 7 0.00%
Nuro - Series C   0.00% 10/30/2020 228 363 0.05%
Rappi Inc - Series E   0.00% 09/08/2020 306 331 0.05%
Rivian Automotive Inc - Lockup Shares 11/10/2021 2,674 17,458 2.47%
Sila Nano Series F   0.00% 01/07/2021 203 203 0.03%
Stripe Inc - Class B 12/17/2019 90 372 0.05%
UIPATH Inc - Class A 04/21/2021 289 252 0.04%
Waymo LLC Series A-2   0.00% 05/08/2020 214 229 0.03%
Total $ 19,531 2.76%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2022 Long 23 $ 5,472 $ 64
Total $ 64
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 3 .07 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .22%
iShares Core S&P 500 ETF 15,016 $ 7,162
Money Market Funds - 2 .85%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
91,328,668 91,329
TOTAL INVESTMENT COMPANIES $ 98,491
COMMON STOCKS - 97 .12 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 30,410 $ 1,139
Omnicom Group Inc 16,417 1,203
$ 2,342
Aerospace & Defense - 1 .30%
Boeing Co/The
(b)
42,666 8,590
General Dynamics Corp 17,898 3,731
Howmet Aerospace Inc 29,697 945
L3Harris Technologies Inc 15,155 3,232
Lockheed Martin Corp 18,957 6,738
Northrop Grumman Corp 11,510 4,455
Raytheon Technologies Corp 115,603 9,949
Teledyne Technologies Inc
(b)
3,603 1,574
TransDigm Group Inc
(b)
4,043 2,572
$ 41,786
Agriculture - 0 .66%
Altria Group Inc 141,878 6,724
Archer-Daniels-Midland Co 43,207 2,920
Philip Morris International Inc 120,239 11,423
$ 21,067
Airlines - 0 .20%
Alaska Air Group Inc
(b)
9,677 504
American Airlines Group Inc
(b)
50,009 898
Delta Air Lines Inc
(b)
49,430 1,932
Southwest Airlines Co
(b)
45,715 1,958
United Airlines Holdings Inc
(b)
25,008 1,095
$ 6,387
Apparel - 0 .65%
NIKE Inc 98,688 16,448
PVH Corp 5,488 585
Ralph Lauren Corp 3,763 447
Tapestry Inc 21,252 863
Under Armour Inc - Class A
(b)
14,569 309
Under Armour Inc - Class C
(b)
16,610 300
VF Corp 25,178 1,844
$ 20,796
Automobile Manufacturers - 2 .62%
Cummins Inc 11,047 2,410
Ford Motor Co 303,172 6,297
General Motors Co
(b)
112,131 6,574
PACCAR Inc 26,813 2,367
Tesla Inc
(b)
62,826 66,393
$ 84,041
Automobile Parts & Equipment - 0 .13%
Aptiv PLC
(b)
20,892 3,446
BorgWarner Inc 18,518 835
$ 4,281
Banks - 4 .73%
Bank of America Corp 556,238 24,747
Bank of New York Mellon Corp/The 58,680 3,408
Citigroup Inc 153,253 9,255
Citizens Financial Group Inc 32,916 1,555
Comerica Inc 10,129 881
Fifth Third Bancorp 52,810 2,300
First Republic Bank/CA 13,844 2,859
Goldman Sachs Group Inc/The 26,218 10,030
Huntington Bancshares Inc/OH 111,716 1,723
JPMorgan Chase & Co 228,247 36,143
KeyCorp 71,910 1,663
M&T Bank Corp 9,938 1,526
Morgan Stanley 110,871 10,883
Northern Trust Corp 16,039 1,918
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The 32,643 $ 6,546
Regions Financial Corp 73,625 1,605
Signature Bank/New York NY 4,682 1,515
State Street Corp 28,237 2,626
SVB Financial Group
(b)
4,532 3,074
Truist Financial Corp 103,097 6,036
US Bancorp 104,214 5,854
Wells Fargo & Co 307,950 14,775
Zions Bancorp NA 12,085 763
$ 151,685
Beverages - 1 .37%
Brown-Forman Corp - B Shares 14,112 1,028
Coca-Cola Co/The 300,243 17,777
Constellation Brands Inc 12,687 3,184
Molson Coors Beverage Co 14,551 674
Monster Beverage Corp
(b)
29,015 2,787
PepsiCo Inc 106,786 18,550
$ 44,000
Biotechnology - 1 .42%
Amgen Inc 43,504 9,787
Biogen Inc
(b)
11,345 2,722
Bio-Rad Laboratories Inc
(b)
1,669 1,261
Corteva Inc 56,297 2,662
Gilead Sciences Inc 96,879 7,035
Illumina Inc
(b)
12,072 4,593
Incyte Corp
(b)
14,500 1,064
Moderna Inc
(b)
27,243 6,919
Regeneron Pharmaceuticals Inc
(b)
8,165 5,156
Vertex Pharmaceuticals Inc
(b)
19,637 4,312
$ 45,511
Building Materials - 0 .46%
Carrier Global Corp 66,929 3,630
Fortune Brands Home & Security Inc 10,483 1,121
Johnson Controls International plc 54,736 4,451
Martin Marietta Materials Inc 4,818 2,122
Masco Corp 18,853 1,324
Vulcan Materials Co 10,248 2,127
$ 14,775
Chemicals - 1 .64%
Air Products and Chemicals Inc 17,096 5,202
Albemarle Corp 9,034 2,112
Celanese Corp 8,408 1,413
CF Industries Holdings Inc 16,567 1,173
Dow Inc 57,124 3,240
DuPont de Nemours Inc 40,016 3,232
Eastman Chemical Co 10,383 1,255
Ecolab Inc 19,254 4,517
FMC Corp 9,790 1,076
International Flavors & Fragrances Inc 19,657 2,961
Linde PLC 39,586 13,714
LyondellBasell Industries NV 20,306 1,873
Mosaic Co/The 28,607 1,124
PPG Industries Inc 18,334 3,161
Sherwin-Williams Co/The 18,631 6,561
$ 52,614
Commercial Services - 2 .01%
Automatic Data Processing Inc 32,546 8,025
Cintas Corp 6,789 3,009
Equifax Inc 9,422 2,759
FleetCor Technologies Inc
(b)
6,271 1,404
Gartner Inc
(b)
6,352 2,124
Global Payments Inc 22,410 3,029
IHS Markit Ltd 30,803 4,094
MarketAxess Holdings Inc 2,937 1,208
Moody's Corp 12,491 4,879
Nielsen Holdings PLC 27,710 568
PayPal Holdings Inc
(b)
90,743 17,112
Quanta Services Inc 11,005 1,262
Robert Half International Inc 8,599 959

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Rollins Inc 17,480 $ 598
S&P Global Inc 18,613 8,784
United Rentals Inc
(b)
5,590 1,857
Verisk Analytics Inc 12,446 2,847
$ 64,518
Computers - 8 .26%
Accenture PLC - Class A 48,785 20,224
Apple Inc 1,203,773 213,754
Cognizant Technology Solutions Corp 40,566 3,599
DXC Technology Co
(b)
19,480 627
EPAM Systems Inc
(b)
4,381 2,928
Fortinet Inc
(b)
10,480 3,767
Hewlett Packard Enterprise Co 101,024 1,593
HP Inc 89,014 3,353
International Business Machines Corp 69,262 9,258
Leidos Holdings Inc 10,840 964
NetApp Inc 17,271 1,589
Seagate Technology Holdings PLC 15,820 1,787
Western Digital Corp
(b)
24,067 1,569
$ 265,012
Consumer Products - 0 .27%
Avery Dennison Corp 6,393 1,385
Church & Dwight Co Inc 18,858 1,933
Clorox Co/The 9,488 1,654
Kimberly-Clark Corp 26,004 3,716
$ 8,688
Cosmetics & Personal Care - 1 .33%
Colgate-Palmolive Co 65,095 5,555
Estee Lauder Cos Inc/The 17,894 6,624
Procter & Gamble Co/The
(d)
186,902 30,574
$ 42,753
Distribution & Wholesale - 0 .31%
Copart Inc
(b)
16,480 2,499
Fastenal Co 44,421 2,846
LKQ Corp 20,713 1,243
Pool Corp 3,096 1,752
WW Grainger Inc 3,343 1,732
$ 10,072
Diversified Financial Services - 3 .53%
American Express Co 48,457 7,928
Ameriprise Financial Inc 8,642 2,607
BlackRock Inc 11,029 10,098
Capital One Financial Corp 32,873 4,770
Cboe Global Markets Inc 8,235 1,074
Charles Schwab Corp/The 116,110 9,765
CME Group Inc 27,756 6,341
Discover Financial Services 22,636 2,616
Franklin Resources Inc 21,702 727
Intercontinental Exchange Inc 43,512 5,951
Invesco Ltd 26,358 607
Mastercard Inc 67,000 24,074
Nasdaq Inc 9,040 1,898
Raymond James Financial Inc 14,303 1,436
Synchrony Financial 42,268 1,961
T Rowe Price Group Inc 17,358 3,413
Visa Inc 129,521 28,068
$ 113,334
Electric - 2 .28%
AES Corp/The 51,492 1,251
Alliant Energy Corp 19,335 1,188
Ameren Corp 19,895 1,771
American Electric Power Co Inc 38,898 3,461
CenterPoint Energy Inc 48,568 1,356
CMS Energy Corp 22,373 1,455
Consolidated Edison Inc 27,320 2,331
Dominion Energy Inc 62,551 4,914
DTE Energy Co 14,961 1,788
Duke Energy Corp 59,409 6,232
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Edison International 29,340 $ 2,002
Entergy Corp 15,522 1,749
Evergy Inc 17,709 1,215
Eversource Energy 26,552 2,416
Exelon Corp 75,558 4,364
FirstEnergy Corp 42,046 1,749
NextEra Energy Inc 151,541 14,148
NRG Energy Inc 18,909 815
Pinnacle West Capital Corp 8,713 615
PPL Corp 57,982 1,743
Public Service Enterprise Group Inc 39,053 2,606
Sempra Energy 24,662 3,262
Southern Co/The 81,852 5,613
WEC Energy Group Inc 24,362 2,365
Xcel Energy Inc 41,603 2,817
$ 73,226
Electrical Components & Equipment - 0 .27%
AMETEK Inc 17,865 2,627
Emerson Electric Co 46,169 4,292
Generac Holdings Inc
(b)
4,873 1,715
$ 8,634
Electronics - 1 .10%
Agilent Technologies Inc 23,380 3,733
Allegion plc 6,926 917
Amphenol Corp 46,187 4,040
Fortive Corp 27,693 2,113
Garmin Ltd 11,733 1,598
Honeywell International Inc 53,170 11,086
Keysight Technologies Inc
(b)
14,226 2,938
Mettler-Toledo International Inc
(b)
1,776 3,014
TE Connectivity Ltd 25,203 4,066
Trimble Inc
(b)
19,385 1,690
$ 35,195
Energy - Alternate Sources - 0 .10%
Enphase Energy Inc
(b)
10,418 1,906
SolarEdge Technologies Inc
(b)
4,055 1,137
$ 3,043
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 10,064 1,401
Entertainment - 0 .11%
Caesars Entertainment Inc
(b)
16,510 1,544
Live Nation Entertainment Inc
(b)
10,432 1,249
Penn National Gaming Inc
(b)
12,829 665
$ 3,458
Environmental Control - 0 .25%
Pentair PLC 12,779 933
Republic Services Inc 16,164 2,254
Waste Management Inc 29,724 4,961
$ 8,148
Food - 0 .93%
Campbell Soup Co 15,634 679
Conagra Brands Inc 37,047 1,265
General Mills Inc 46,778 3,152
Hershey Co/The 11,228 2,172
Hormel Foods Corp 21,789 1,064
J M Smucker Co/The 8,368 1,137
Kellogg Co 19,759 1,273
Kraft Heinz Co/The 54,831 1,968
Kroger Co/The 52,266 2,366
Lamb Weston Holdings Inc 11,281 715
McCormick & Co Inc/MD 19,257 1,860
Mondelez International Inc 107,738 7,144
Sysco Corp 39,593 3,110
Tyson Foods Inc 22,769 1,985
$ 29,890
Forest Products & Paper - 0 .04%
International Paper Co 29,911 1,405

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .06%
Atmos Energy Corp 10,227 $ 1,072
NiSource Inc 30,329 837
$ 1,909
Hand & Machine Tools - 0 .10%
Snap-on Inc 4,149 893
Stanley Black & Decker Inc 12,591 2,375
$ 3,268
Healthcare - Products - 3 .98%
Abbott Laboratories 136,570 19,221
ABIOMED Inc
(b)
3,513 1,262
Align Technology Inc
(b)
5,664 3,722
Baxter International Inc 38,669 3,319
Bio-Techne Corp 3,035 1,570
Boston Scientific Corp
(b)
110,056 4,675
Cooper Cos Inc/The 3,808 1,595
Danaher Corp 49,117 16,160
DENTSPLY SIRONA Inc 16,883 942
Edwards Lifesciences Corp
(b)
48,219 6,247
Henry Schein Inc
(b)
10,711 830
Hologic Inc
(b)
19,576 1,499
IDEXX Laboratories Inc
(b)
6,550 4,313
Intuitive Surgical Inc
(b)
27,569 9,906
Medtronic PLC 103,941 10,753
PerkinElmer Inc 9,746 1,960
ResMed Inc 11,254 2,931
STERIS PLC 7,724 1,880
Stryker Corp 25,930 6,934
Teleflex Inc 3,617 1,188
Thermo Fisher Scientific Inc 30,434 20,307
Waters Corp
(b)
4,714 1,756
West Pharmaceutical Services Inc 5,722 2,684
Zimmer Biomet Holdings Inc 16,134 2,050
$ 127,704
Healthcare - Services - 2 .21%
Anthem Inc 18,747 8,690
Catalent Inc
(b)
13,221 1,693
Centene Corp
(b)
45,065 3,713
Charles River Laboratories International Inc
(b)
3,898 1,469
DaVita Inc
(b)
5,037 573
HCA Healthcare Inc 18,496 4,752
Humana Inc 9,927 4,605
IQVIA Holdings Inc
(b)
14,755 4,163
Laboratory Corp of America Holdings
(b)
7,391 2,322
Quest Diagnostics Inc 9,474 1,639
UnitedHealth Group Inc 72,742 36,527
Universal Health Services Inc 5,647 732
$ 70,878
Home Builders - 0 .24%
DR Horton Inc 25,173 2,730
Lennar Corp - A Shares 20,997 2,439
NVR Inc
(b)
254 1,501
PulteGroup Inc 19,556 1,118
$ 7,788
Home Furnishings - 0 .04%
Whirlpool Corp 4,691 1,101
Housewares - 0 .02%
Newell Brands Inc 29,240 639
Insurance - 3 .10%
Aflac Inc 47,006 2,745
Allstate Corp/The 22,142 2,605
American International Group Inc 64,128 3,646
Aon PLC 17,017 5,115
Arthur J Gallagher & Co 16,008 2,716
Assurant Inc 4,401 686
Berkshire Hathaway Inc - Class B
(b)
141,445 42,292
Brown & Brown Inc 18,103 1,272
Chubb Ltd 33,268 6,431
Cincinnati Financial Corp 11,573 1,319
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Re Group Ltd 3,041 $ 833
Globe Life Inc 7,175 672
Hartford Financial Services Group Inc/The 26,287 1,815
Lincoln National Corp 13,121 896
Loews Corp 15,480 894
Marsh & McLennan Cos Inc 38,996 6,778
MetLife Inc 55,221 3,451
Principal Financial Group Inc 19,040 1,377
Progressive Corp/The 45,186 4,638
Prudential Financial Inc 29,195 3,160
Travelers Cos Inc/The 19,000 2,972
W R Berkley Corp 10,779 888
Willis Towers Watson PLC 9,624 2,286
$ 99,487
Internet - 10 .94%
Alphabet Inc - A Shares
(b)
23,232 67,304
Alphabet Inc - C Shares
(b)
21,596 62,490
Amazon.com Inc
(b)
33,686 112,321
Booking Holdings Inc
(b)
3,171 7,608
CDW Corp/DE 10,482 2,146
eBay Inc 48,349 3,215
Etsy Inc
(b)
9,791 2,144
Expedia Group Inc
(b)
11,276 2,038
F5 Inc
(b)
4,657 1,140
Match Group Inc
(b)
21,862 2,891
Meta Platforms Inc
(b)
182,757 61,470
Netflix Inc
(b)
34,211 20,610
NortonLifeLock Inc 44,930 1,167
Twitter Inc
(b)
61,756 2,669
VeriSign Inc
(b)
7,464 1,895
$ 351,108
Iron & Steel - 0 .08%
Nucor Corp 22,075 2,520
Leisure Products & Services - 0 .10%
Carnival Corp
(b)
62,131 1,250
Norwegian Cruise Line Holdings Ltd
(b)
28,578 593
Royal Caribbean Cruises Ltd
(b)
17,316 1,331
$ 3,174
Lodging - 0 .31%
Hilton Worldwide Holdings Inc
(b)
21,526 3,358
Las Vegas Sands Corp
(b)
26,551 1,000
Marriott International Inc/MD
(b)
21,128 3,491
MGM Resorts International 30,063 1,349
Wynn Resorts Ltd
(b)
8,127 691
$ 9,889
Machinery - Construction & Mining - 0 .27%
Caterpillar Inc 41,780 8,638
Machinery - Diversified - 0 .68%
Deere & Co 21,792 7,472
Dover Corp 11,119 2,019
IDEX Corp 5,871 1,387
Ingersoll Rand Inc 31,478 1,948
Otis Worldwide Corp 32,808 2,857
Rockwell Automation Inc 8,957 3,125
Westinghouse Air Brake Technologies Corp 14,430 1,329
Xylem Inc/NY 13,926 1,670
$ 21,807
Media - 1 .63%
Charter Communications Inc
(b)
9,555 6,230
Comcast Corp - Class A 352,146 17,723
Discovery Inc - A Shares
(b)
13,068 308
Discovery Inc - C Shares
(b)
23,457 537
DISH Network Corp
(b)
19,285 626
FactSet Research Systems Inc 2,907 1,413
Fox Corp - A Shares 24,743 913
Fox Corp - B Shares 11,358 389
News Corp - A Shares 30,355 677
News Corp - B Shares 9,404 212

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
ViacomCBS Inc - Class B 46,857 $ 1,414
Walt Disney Co/The
(b)
140,342 21,737
$ 52,179
Mining - 0 .27%
Freeport-McMoRan Inc 113,415 4,733
Newmont Corp 61,588 3,819
$ 8,552
Miscellaneous Manufacturers - 1 .11%
3M Co 44,507 7,906
A O Smith Corp 10,286 883
Eaton Corp PLC 30,785 5,320
General Electric Co 84,812 8,012
Illinois Tool Works Inc 22,061 5,445
Parker-Hannifin Corp 9,970 3,172
Textron Inc 17,025 1,314
Trane Technologies PLC 18,345 3,706
$ 35,758
Office & Business Equipment - 0 .08%
Zebra Technologies Corp
(b)
4,128 2,457
Oil & Gas - 2 .18%
APA Corp 28,058 755
Chevron Corp 148,883 17,471
ConocoPhillips 101,868 7,353
Coterra Energy Inc 62,835 1,194
Devon Energy Corp 48,626 2,142
Diamondback Energy Inc 13,152 1,418
EOG Resources Inc 45,187 4,014
Exxon Mobil Corp 326,973 20,008
Hess Corp 21,289 1,576
Marathon Oil Corp 60,129 987
Marathon Petroleum Corp 47,545 3,042
Occidental Petroleum Corp 68,527 1,987
Phillips 66 33,841 2,452
Pioneer Natural Resources Co 17,535 3,189
Valero Energy Corp 31,575 2,372
$ 69,960
Oil & Gas Services - 0 .20%
Baker Hughes Co 67,506 1,624
Halliburton Co 69,132 1,581
Schlumberger NV 108,329 3,245
$ 6,450
Packaging & Containers - 0 .20%
Amcor PLC 118,413 1,422
Ball Corp 25,017 2,408
Packaging Corp of America 7,336 999
Sealed Air Corp 11,444 772
Westrock Co 20,621 915
$ 6,516
Pharmaceuticals - 5 .10%
AbbVie Inc 136,539 18,487
AmerisourceBergen Corp 11,554 1,535
Becton Dickinson and Co 22,180 5,578
Bristol-Myers Squibb Co 171,429 10,689
Cardinal Health Inc 21,764 1,121
Cigna Corp 25,597 5,878
CVS Health Corp 101,952 10,517
Dexcom Inc
(b)
7,485 4,019
Eli Lilly & Co 61,321 16,938
Johnson & Johnson 203,323 34,783
McKesson Corp 11,792 2,931
Merck & Co Inc 195,086 14,951
Organon & Co 19,581 596
Pfizer Inc 433,501 25,598
Viatris Inc 93,405 1,264
Zoetis Inc 36,540 8,917
$ 163,802
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .21%
Kinder Morgan Inc 150,604 $ 2,388
ONEOK Inc 34,441 2,024
Williams Cos Inc/The 93,840 2,444
$ 6,856
Real Estate - 0 .09%
CBRE Group Inc 25,848 2,805
REITs - 2 .60%
Alexandria Real Estate Equities Inc 10,891 2,428
American Tower Corp 35,172 10,288
AvalonBay Communities Inc 10,792 2,726
Boston Properties Inc 10,978 1,264
Crown Castle International Corp 33,379 6,968
Digital Realty Trust Inc 21,916 3,876
Duke Realty Corp 29,414 1,931
Equinix Inc 6,954 5,882
Equity Residential 26,356 2,385
Essex Property Trust Inc 5,026 1,770
Extra Space Storage Inc 10,340 2,344
Federal Realty Investment Trust 5,406 737
Healthpeak Properties Inc 41,634 1,503
Host Hotels & Resorts Inc
(b)
55,147 959
Iron Mountain Inc 22,362 1,170
Kimco Realty Corp 47,608 1,174
Mid-America Apartment Communities Inc 8,893 2,040
Prologis Inc 57,100 9,613
Public Storage 11,782 4,413
Realty Income Corp 43,695 3,128
Regency Centers Corp 11,900 897
SBA Communications Corp 8,402 3,269
Simon Property Group Inc 25,379 4,055
UDR Inc 22,446 1,347
Ventas Inc 30,829 1,576
Vornado Realty Trust 12,279 514
Welltower Inc 33,617 2,883
Weyerhaeuser Co 57,850 2,382
$ 83,522
Retail - 5 .18%
Advance Auto Parts Inc 4,866 1,167
AutoZone Inc
(b)
1,621 3,398
Bath & Body Works Inc 20,418 1,425
Best Buy Co Inc 17,098 1,737
CarMax Inc
(b)
12,521 1,631
Chipotle Mexican Grill Inc
(b)
2,173 3,799
Costco Wholesale Corp 34,123 19,372
Darden Restaurants Inc 10,024 1,510
Dollar General Corp 18,019 4,250
Dollar Tree Inc
(b)
17,372 2,441
Domino's Pizza Inc 2,811 1,586
Gap Inc/The 16,558 292
Genuine Parts Co 11,000 1,542
Home Depot Inc/The 81,511 33,828
Lowe's Cos Inc 53,480 13,824
McDonald's Corp 57,712 15,471
O'Reilly Automotive Inc
(b)
5,205 3,676
Ross Stores Inc 27,447 3,137
Starbucks Corp 91,135 10,660
Target Corp 37,694 8,724
TJX Cos Inc/The 92,878 7,051
Tractor Supply Co 8,790 2,097
Ulta Beauty Inc
(b)
4,199 1,731
Walgreens Boots Alliance Inc 55,489 2,894
Walmart Inc 109,837 15,892
Yum! Brands Inc 22,641 3,144
$ 166,279
Savings & Loans - 0 .02%
People's United Financial Inc 33,056 589

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 6 .11%
Advanced Micro Devices Inc
(b)
93,269 $ 13,421
Analog Devices Inc 41,505 7,295
Applied Materials Inc 69,737 10,974
Broadcom Inc 31,790 21,153
Intel Corp 314,109 16,177
IPG Photonics Corp
(b)
2,759 475
KLA Corp 11,712 5,037
Lam Research Corp 10,875 7,821
Microchip Technology Inc 42,853 3,731
Micron Technology Inc 86,396 8,048
Monolithic Power Systems Inc 3,346 1,651
NVIDIA Corp 193,082 56,787
NXP Semiconductors NV 20,538 4,678
Qorvo Inc
(b)
8,513 1,331
QUALCOMM Inc 86,503 15,819
Skyworks Solutions Inc 12,754 1,979
Teradyne Inc 12,590 2,059
Texas Instruments Inc 71,326 13,443
Xilinx Inc 19,143 4,059
$ 195,938
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 3,093 578
Software - 10 .22%
Activision Blizzard Inc 60,155 4,002
Adobe Inc
(b)
36,747 20,838
Akamai Technologies Inc
(b)
12,548 1,469
ANSYS Inc
(b)
6,739 2,703
Autodesk Inc
(b)
16,979 4,774
Broadridge Financial Solutions Inc 9,002 1,646
Cadence Design Systems Inc
(b)
21,404 3,989
Ceridian HCM Holding Inc
(b)
10,519 1,099
Cerner Corp 22,725 2,110
Citrix Systems Inc 9,632 911
Electronic Arts Inc 21,843 2,881
Fidelity National Information Services Inc 47,032 5,133
Fiserv Inc
(b)
45,894 4,763
Intuit Inc 21,870 14,067
Jack Henry & Associates Inc 5,719 955
Microsoft Corp 579,868 195,021
MSCI Inc 6,368 3,902
Oracle Corp 124,569 10,864
Paychex Inc 24,785 3,383
Paycom Software Inc
(b)
3,718 1,544
PTC Inc
(b)
8,158 988
Roper Technologies Inc 8,147 4,007
salesforce.com Inc
(b)
75,610 19,215
ServiceNow Inc
(b)
15,370 9,977
Synopsys Inc
(b)
11,778 4,340
Take-Two Interactive Software Inc
(b)
8,905 1,583
Tyler Technologies Inc
(b)
3,164 1,702
$ 327,866
Telecommunications - 2 .06%
Arista Networks Inc
(b)
17,324 2,490
AT&T Inc 551,525 13,567
Cisco Systems Inc/Delaware 325,742 20,642
Corning Inc 59,319 2,208
Juniper Networks Inc 25,114 897
Lumen Technologies Inc 71,172 893
Motorola Solutions Inc 13,043 3,544
T-Mobile US Inc
(b)
45,340 5,259
Verizon Communications Inc 319,759 16,615
$ 66,115
Textiles - 0 .02%
Mohawk Industries Inc
(b)
4,237 772
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 10,014 1,019
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .50%
CH Robinson Worldwide Inc 10,039 $ 1,081
CSX Corp 171,304 6,441
Expeditors International of Washington Inc 13,083 1,757
FedEx Corp 18,876 4,882
JB Hunt Transport Services Inc 6,487 1,326
Norfolk Southern Corp 18,795 5,595
Old Dominion Freight Line Inc 7,195 2,579
Union Pacific Corp 49,653 12,509
United Parcel Service Inc 56,314 12,070
$ 48,240
Water - 0 .08%
American Water Works Co Inc 14,020 2,648
TOTAL COMMON STOCKS $ 3,116,873
Total Investments $ 3,215,364
Other Assets and Liabilities -  (0.19)% (6,115)
TOTAL NET ASSETS - 100.00% $ 3,209,249
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $6,437 or 0.20% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 24 .67%
Consumer, Non-cyclical 19 .28%
Communications 14 .70%
Financial 14 .07%
Consumer, Cyclical 9 .96%
Industrial 7 .30%
Money Market Funds 2 .85%
Energy 2 .69%
Utilities 2 .42%
Basic Materials 2 .03%
Investment Companies 0 .22%
Other Assets and Liabilities
( 0 .19 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 49,065 $ 576,504 $ 534,240 $ 91,329
$ 49,065 $ 576,504 $ 534,240 $ 91,329
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2022 Long 383 $ 91,125 $ 2,798
Total $ 2,798
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 7 .15 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .10%
iShares Core S&P 500 ETF 516 $ 246
Money Market Funds - 7 .05%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
16,905,060 16,905
TOTAL INVESTMENT COMPANIES $ 17,151
COMMON STOCKS - 93 .05 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 2,177 $ 82
Omnicom Group Inc 1,176 86
$ 168
Aerospace & Defense - 1 .25%
Boeing Co/The
(b)
3,055 615
General Dynamics Corp 1,281 267
Howmet Aerospace Inc 2,129 68
L3Harris Technologies Inc 1,085 231
Lockheed Martin Corp 1,357 482
Northrop Grumman Corp 825 319
Raytheon Technologies Corp 8,280 713
Teledyne Technologies Inc
(b)
258 113
TransDigm Group Inc
(b)
290 185
$ 2,993
Agriculture - 0 .63%
Altria Group Inc 10,162 482
Archer-Daniels-Midland Co 3,093 209
Philip Morris International Inc 8,610 818
$ 1,509
Airlines - 0 .19%
Alaska Air Group Inc
(b)
692 36
American Airlines Group Inc
(b)
3,581 64
Delta Air Lines Inc
(b)
3,539 138
Southwest Airlines Co
(b)
3,273 140
United Airlines Holdings Inc
(b)
1,790 79
$ 457
Apparel - 0 .62%
NIKE Inc 7,067 1,178
PVH Corp 392 42
Ralph Lauren Corp 269 32
Tapestry Inc 1,523 62
Under Armour Inc - Class A
(b)
1,039 22
Under Armour Inc - Class C
(b)
1,189 21
VF Corp 1,802 132
$ 1,489
Automobile Manufacturers - 2 .51%
Cummins Inc 791 173
Ford Motor Co 21,712 451
General Motors Co
(b)
8,030 471
PACCAR Inc 1,919 169
Tesla Inc
(b)
4,499 4,754
$ 6,018
Automobile Parts & Equipment - 0 .13%
Aptiv PLC
(b)
1,496 247
BorgWarner Inc 1,325 59
$ 306
Banks - 4 .53%
Bank of America Corp 39,839 1,773
Bank of New York Mellon Corp/The 4,204 244
Citigroup Inc 10,977 663
Citizens Financial Group Inc 2,356 111
Comerica Inc 725 63
Fifth Third Bancorp 3,783 165
First Republic Bank/CA 990 205
Goldman Sachs Group Inc/The 1,877 718
Huntington Bancshares Inc/OH 8,001 123
JPMorgan Chase & Co 16,347 2,589
KeyCorp 5,151 119
M&T Bank Corp 711 109
Morgan Stanley 7,942 780
Northern Trust Corp 1,148 137
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The 2,338 $ 469
Regions Financial Corp 5,272 115
Signature Bank/New York NY 334 108
State Street Corp 2,021 188
SVB Financial Group
(b)
325 220
Truist Financial Corp 7,383 432
US Bancorp 7,463 419
Wells Fargo & Co 22,057 1,058
Zions Bancorp NA 866 55
$ 10,863
Beverages - 1 .31%
Brown-Forman Corp - B Shares 1,010 74
Coca-Cola Co/The 21,503 1,273
Constellation Brands Inc 909 228
Molson Coors Beverage Co 1,041 48
Monster Beverage Corp
(b)
2,077 200
PepsiCo Inc 7,647 1,328
$ 3,151
Biotechnology - 1 .36%
Amgen Inc 3,117 701
Biogen Inc
(b)
812 195
Bio-Rad Laboratories Inc
(b)
120 91
Corteva Inc 4,033 191
Gilead Sciences Inc 6,937 504
Illumina Inc
(b)
865 329
Incyte Corp
(b)
1,037 76
Moderna Inc
(b)
1,950 495
Regeneron Pharmaceuticals Inc
(b)
585 369
Vertex Pharmaceuticals Inc
(b)
1,406 309
$ 3,260
Building Materials - 0 .44%
Carrier Global Corp 4,792 260
Fortune Brands Home & Security Inc 750 80
Johnson Controls International plc 3,921 319
Martin Marietta Materials Inc 346 152
Masco Corp 1,351 95
Vulcan Materials Co 733 152
$ 1,058
Chemicals - 1 .57%
Air Products and Chemicals Inc 1,223 372
Albemarle Corp 646 151
Celanese Corp 603 101
CF Industries Holdings Inc 1,185 84
Dow Inc 4,092 232
DuPont de Nemours Inc 2,867 232
Eastman Chemical Co 744 90
Ecolab Inc 1,378 323
FMC Corp 701 77
International Flavors & Fragrances Inc 1,406 212
Linde PLC 2,835 982
LyondellBasell Industries NV 1,456 134
Mosaic Co/The 2,048 81
PPG Industries Inc 1,312 226
Sherwin-Williams Co/The 1,334 470
$ 3,767
Commercial Services - 1 .93%
Automatic Data Processing Inc 2,331 575
Cintas Corp 486 215
Equifax Inc 674 197
FleetCor Technologies Inc
(b)
449 101
Gartner Inc
(b)
455 152
Global Payments Inc 1,606 217
IHS Markit Ltd 2,205 293
MarketAxess Holdings Inc 210 86
Moody's Corp 895 350
Nielsen Holdings PLC 1,984 41
PayPal Holdings Inc
(b)
6,498 1,225
Quanta Services Inc 788 90
Robert Half International Inc 615 69

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Rollins Inc 1,251 $ 43
S&P Global Inc 1,333 629
United Rentals Inc
(b)
400 133
Verisk Analytics Inc 890 204
$ 4,620
Computers - 7 .91%
Accenture PLC - Class A 3,495 1,449
Apple Inc 86,210 15,308
Cognizant Technology Solutions Corp 2,904 258
DXC Technology Co
(b)
1,395 45
EPAM Systems Inc
(b)
314 210
Fortinet Inc
(b)
749 269
Hewlett Packard Enterprise Co 7,234 114
HP Inc 6,376 240
International Business Machines Corp 4,959 663
Leidos Holdings Inc 776 69
NetApp Inc 1,236 114
Seagate Technology Holdings PLC 1,133 128
Western Digital Corp
(b)
1,723 112
$ 18,979
Consumer Products - 0 .26%
Avery Dennison Corp 457 99
Church & Dwight Co Inc 1,352 139
Clorox Co/The 679 118
Kimberly-Clark Corp 1,862 266
$ 622
Cosmetics & Personal Care - 1 .28%
Colgate-Palmolive Co 4,661 398
Estee Lauder Cos Inc/The 1,282 474
Procter & Gamble Co/The 13,386 2,190
$ 3,062
Distribution & Wholesale - 0 .30%
Copart Inc
(b)
1,179 179
Fastenal Co 3,180 204
LKQ Corp 1,485 89
Pool Corp 223 126
WW Grainger Inc 240 124
$ 722
Diversified Financial Services - 3 .38%
American Express Co 3,471 568
Ameriprise Financial Inc 619 187
BlackRock Inc 791 724
Capital One Financial Corp 2,355 342
Cboe Global Markets Inc 589 77
Charles Schwab Corp/The 8,315 699
CME Group Inc 1,987 454
Discover Financial Services 1,622 187
Franklin Resources Inc 1,551 52
Intercontinental Exchange Inc 3,115 426
Invesco Ltd 1,887 44
Mastercard Inc 4,799 1,724
Nasdaq Inc 647 136
Raymond James Financial Inc 1,024 103
Synchrony Financial 3,028 141
T Rowe Price Group Inc 1,243 244
Visa Inc 9,277 2,010
$ 8,118
Electric - 2 .19%
AES Corp/The 3,687 90
Alliant Energy Corp 1,384 85
Ameren Corp 1,424 127
American Electric Power Co Inc 2,785 248
CenterPoint Energy Inc 3,477 97
CMS Energy Corp 1,601 104
Consolidated Edison Inc 1,956 167
Dominion Energy Inc 4,479 352
DTE Energy Co 1,071 128
Duke Energy Corp 4,254 446
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Edison International 2,101 $ 143
Entergy Corp 1,111 125
Evergy Inc 1,267 87
Eversource Energy 1,901 173
Exelon Corp 5,411 312
FirstEnergy Corp 3,010 125
NextEra Energy Inc 10,852 1,013
NRG Energy Inc 1,354 58
Pinnacle West Capital Corp 623 44
PPL Corp 4,154 125
Public Service Enterprise Group Inc 2,796 187
Sempra Energy 1,766 234
Southern Co/The 5,861 402
WEC Energy Group Inc 1,744 169
Xcel Energy Inc 2,979 202
$ 5,243
Electrical Components & Equipment - 0 .26%
AMETEK Inc 1,278 188
Emerson Electric Co 3,306 307
Generac Holdings Inc
(b)
350 123
$ 618
Electronics - 1 .05%
Agilent Technologies Inc 1,674 267
Allegion plc 495 66
Amphenol Corp 3,307 289
Fortive Corp 1,982 151
Garmin Ltd 840 114
Honeywell International Inc 3,807 794
Keysight Technologies Inc
(b)
1,018 210
Mettler-Toledo International Inc
(b)
127 216
TE Connectivity Ltd 1,805 291
Trimble Inc
(b)
1,387 121
$ 2,519
Energy - Alternate Sources - 0 .09%
Enphase Energy Inc
(b)
746 136
SolarEdge Technologies Inc
(b)
289 81
$ 217
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 720 100
Entertainment - 0 .10%
Caesars Entertainment Inc
(b)
1,181 110
Live Nation Entertainment Inc
(b)
747 89
Penn National Gaming Inc
(b)
918 48
$ 247
Environmental Control - 0 .24%
Pentair PLC 913 67
Republic Services Inc 1,158 161
Waste Management Inc 2,130 356
$ 584
Food - 0 .89%
Campbell Soup Co 1,119 49
Conagra Brands Inc 2,653 91
General Mills Inc 3,349 226
Hershey Co/The 803 155
Hormel Foods Corp 1,559 76
J M Smucker Co/The 599 81
Kellogg Co 1,414 91
Kraft Heinz Co/The 3,926 141
Kroger Co/The 3,744 169
Lamb Weston Holdings Inc 807 51
McCormick & Co Inc/MD 1,378 133
Mondelez International Inc 7,715 512
Sysco Corp 2,835 223
Tyson Foods Inc 1,630 142
$ 2,140
Forest Products & Paper - 0 .04%
International Paper Co 2,143 101

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .06%
Atmos Energy Corp 732 $ 77
NiSource Inc 2,171 60
$ 137
Hand & Machine Tools - 0 .10%
Snap-on Inc 296 64
Stanley Black & Decker Inc 901 170
$ 234
Healthcare - Products - 3 .81%
Abbott Laboratories 9,780 1,376
ABIOMED Inc
(b)
252 91
Align Technology Inc
(b)
407 267
Baxter International Inc 2,768 238
Bio-Techne Corp 217 112
Boston Scientific Corp
(b)
7,881 335
Cooper Cos Inc/The 274 115
Danaher Corp 3,516 1,157
DENTSPLY SIRONA Inc 1,209 67
Edwards Lifesciences Corp
(b)
3,453 447
Henry Schein Inc
(b)
767 59
Hologic Inc
(b)
1,402 107
IDEXX Laboratories Inc
(b)
470 310
Intuitive Surgical Inc
(b)
1,973 709
Medtronic PLC 7,443 770
PerkinElmer Inc 697 140
ResMed Inc 805 210
STERIS PLC 553 135
Stryker Corp 1,856 496
Teleflex Inc 258 85
Thermo Fisher Scientific Inc 2,180 1,455
Waters Corp
(b)
338 126
West Pharmaceutical Services Inc 410 192
Zimmer Biomet Holdings Inc 1,155 147
$ 9,146
Healthcare - Services - 2 .12%
Anthem Inc 1,344 623
Catalent Inc
(b)
946 121
Centene Corp
(b)
3,226 266
Charles River Laboratories International Inc
(b)
280 106
DaVita Inc
(b)
361 41
HCA Healthcare Inc 1,325 340
Humana Inc 711 330
IQVIA Holdings Inc
(b)
1,056 298
Laboratory Corp of America Holdings
(b)
529 166
Quest Diagnostics Inc 678 117
UnitedHealth Group Inc 5,210 2,616
Universal Health Services Inc 405 53
$ 5,077
Home Builders - 0 .23%
DR Horton Inc 1,802 196
Lennar Corp - A Shares 1,504 175
NVR Inc
(b)
18 106
PulteGroup Inc 1,402 80
$ 557
Home Furnishings - 0 .03%
Whirlpool Corp 336 79
Housewares - 0 .02%
Newell Brands Inc 2,093 46
Insurance - 2 .97%
Aflac Inc 3,367 197
Allstate Corp/The 1,587 187
American International Group Inc 4,593 261
Aon PLC 1,218 366
Arthur J Gallagher & Co 1,146 194
Assurant Inc 315 49
Berkshire Hathaway Inc - Class B
(b)
10,131 3,029
Brown & Brown Inc 1,296 91
Chubb Ltd 2,384 461
Cincinnati Financial Corp 828 94
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Re Group Ltd 218 $ 60
Globe Life Inc 514 48
Hartford Financial Services Group Inc/The 1,883 130
Lincoln National Corp 940 64
Loews Corp 1,110 64
Marsh & McLennan Cos Inc 2,793 485
MetLife Inc 3,956 247
Principal Financial Group Inc 1,364 99
Progressive Corp/The 3,235 332
Prudential Financial Inc 2,092 226
Travelers Cos Inc/The 1,360 213
W R Berkley Corp 772 64
Willis Towers Watson PLC 689 164
$ 7,125
Internet - 10 .48%
Alphabet Inc - A Shares
(b)
1,664 4,821
Alphabet Inc - C Shares
(b)
1,546 4,473
Amazon.com Inc
(b)
2,412 8,042
Booking Holdings Inc
(b)
227 545
CDW Corp/DE 750 154
eBay Inc 3,463 230
Etsy Inc
(b)
701 153
Expedia Group Inc
(b)
806 146
F5 Inc
(b)
332 81
Match Group Inc
(b)
1,565 207
Meta Platforms Inc
(b)
13,090 4,403
Netflix Inc
(b)
2,450 1,476
NortonLifeLock Inc 3,217 84
Twitter Inc
(b)
4,422 191
VeriSign Inc
(b)
534 135
$ 25,141
Iron & Steel - 0 .08%
Nucor Corp 1,582 181
Leisure Products & Services - 0 .09%
Carnival Corp
(b)
4,448 90
Norwegian Cruise Line Holdings Ltd
(b)
2,041 42
Royal Caribbean Cruises Ltd
(b)
1,239 95
$ 227
Lodging - 0 .30%
Hilton Worldwide Holdings Inc
(b)
1,541 240
Las Vegas Sands Corp
(b)
1,901 72
Marriott International Inc/MD
(b)
1,512 250
MGM Resorts International 2,154 97
Wynn Resorts Ltd
(b)
581 49
$ 708
Machinery - Construction & Mining - 0 .26%
Caterpillar Inc 2,993 619
Machinery - Diversified - 0 .65%
Deere & Co 1,561 535
Dover Corp 795 144
IDEX Corp 420 99
Ingersoll Rand Inc 2,253 139
Otis Worldwide Corp 2,350 205
Rockwell Automation Inc 641 224
Westinghouse Air Brake Technologies Corp 1,033 95
Xylem Inc/NY 996 120
$ 1,561
Media - 1 .56%
Charter Communications Inc
(b)
685 447
Comcast Corp - Class A 25,222 1,269
Discovery Inc - A Shares
(b)
932 22
Discovery Inc - C Shares
(b)
1,675 38
DISH Network Corp
(b)
1,380 45
FactSet Research Systems Inc 208 101
Fox Corp - A Shares 1,773 65
Fox Corp - B Shares 814 28
News Corp - A Shares 2,173 49
News Corp - B Shares 670 15

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
ViacomCBS Inc - Class B 3,355 $ 101
Walt Disney Co/The
(b)
10,050 1,557
$ 3,737
Mining - 0 .26%
Freeport-McMoRan Inc 8,122 339
Newmont Corp 4,410 273
$ 612
Miscellaneous Manufacturers - 1 .07%
3M Co 3,188 566
A O Smith Corp 736 63
Eaton Corp PLC 2,203 381
General Electric Co 6,073 574
Illinois Tool Works Inc 1,580 390
Parker-Hannifin Corp 713 227
Textron Inc 1,220 94
Trane Technologies PLC 1,312 265
$ 2,560
Office & Business Equipment - 0 .07%
Zebra Technologies Corp
(b)
296 176
Oil & Gas - 2 .09%
APA Corp 2,010 54
Chevron Corp 10,663 1,251
ConocoPhillips 7,296 527
Coterra Energy Inc 4,499 85
Devon Energy Corp 3,482 153
Diamondback Energy Inc 941 102
EOG Resources Inc 3,235 287
Exxon Mobil Corp
(d)
23,417 1,433
Hess Corp 1,524 113
Marathon Oil Corp 4,306 71
Marathon Petroleum Corp 3,406 218
Occidental Petroleum Corp 4,907 142
Phillips 66 2,423 176
Pioneer Natural Resources Co 1,255 228
Valero Energy Corp 2,260 170
$ 5,010
Oil & Gas Services - 0 .19%
Baker Hughes Co 4,834 116
Halliburton Co 4,951 113
Schlumberger NV 7,758 233
$ 462
Packaging & Containers - 0 .19%
Amcor PLC 8,481 102
Ball Corp 1,792 173
Packaging Corp of America 524 71
Sealed Air Corp 820 55
Westrock Co 1,476 65
$ 466
Pharmaceuticals - 4 .89%
AbbVie Inc 9,777 1,324
AmerisourceBergen Corp 827 110
Becton Dickinson and Co 1,588 399
Bristol-Myers Squibb Co 12,277 765
Cardinal Health Inc 1,559 80
Cigna Corp 1,833 421
CVS Health Corp 7,300 753
Dexcom Inc
(b)
536 288
Eli Lilly & Co 4,391 1,213
Johnson & Johnson 14,561 2,491
McKesson Corp 844 210
Merck & Co Inc 13,971 1,071
Organon & Co 1,402 43
Pfizer Inc 31,047 1,833
Viatris Inc 6,688 91
Zoetis Inc 2,616 638
$ 11,730
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .20%
Kinder Morgan Inc 10,785 $ 171
ONEOK Inc 2,466 145
Williams Cos Inc/The 6,720 175
$ 491
Real Estate - 0 .08%
CBRE Group Inc 1,851 201
REITs - 2 .49%
Alexandria Real Estate Equities Inc 779 174
American Tower Corp 2,518 736
AvalonBay Communities Inc 772 195
Boston Properties Inc 786 90
Crown Castle International Corp 2,389 499
Digital Realty Trust Inc 1,569 277
Duke Realty Corp 2,105 138
Equinix Inc 498 421
Equity Residential 1,886 171
Essex Property Trust Inc 360 127
Extra Space Storage Inc 740 168
Federal Realty Investment Trust 386 53
Healthpeak Properties Inc 2,981 108
Host Hotels & Resorts Inc
(b)
3,948 69
Iron Mountain Inc 1,600 84
Kimco Realty Corp 3,409 84
Mid-America Apartment Communities Inc 637 146
Prologis Inc 4,088 688
Public Storage 843 316
Realty Income Corp 3,129 224
Regency Centers Corp 851 64
SBA Communications Corp 603 235
Simon Property Group Inc 1,817 290
UDR Inc 1,606 96
Ventas Inc 2,207 113
Vornado Realty Trust 879 37
Welltower Inc 2,407 206
Weyerhaeuser Co 4,142 170
$ 5,979
Retail - 4 .97%
Advance Auto Parts Inc 348 84
AutoZone Inc
(b)
116 243
Bath & Body Works Inc 1,461 102
Best Buy Co Inc 1,225 124
CarMax Inc
(b)
896 117
Chipotle Mexican Grill Inc
(b)
156 273
Costco Wholesale Corp 2,444 1,387
Darden Restaurants Inc 718 108
Dollar General Corp 1,291 304
Dollar Tree Inc
(b)
1,244 175
Domino's Pizza Inc 202 114
Gap Inc/The 1,185 21
Genuine Parts Co 788 111
Home Depot Inc/The 5,839 2,423
Lowe's Cos Inc 3,831 990
McDonald's Corp 4,132 1,108
O'Reilly Automotive Inc
(b)
374 264
Ross Stores Inc 1,966 225
Starbucks Corp 6,526 763
Target Corp 2,700 625
TJX Cos Inc/The 6,652 505
Tractor Supply Co 630 150
Ulta Beauty Inc
(b)
302 125
Walgreens Boots Alliance Inc 3,973 207
Walmart Inc 7,867 1,138
Yum! Brands Inc 1,622 225
$ 11,911
Savings & Loans - 0 .02%
People's United Financial Inc 2,367 42

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .85%
Advanced Micro Devices Inc
(b)
6,681 $ 961
Analog Devices Inc 2,972 522
Applied Materials Inc 4,996 786
Broadcom Inc 2,277 1,515
Intel Corp 22,495 1,159
IPG Photonics Corp
(b)
197 34
KLA Corp 840 361
Lam Research Corp 780 561
Microchip Technology Inc 3,068 267
Micron Technology Inc 6,188 576
Monolithic Power Systems Inc 239 118
NVIDIA Corp 13,827 4,067
NXP Semiconductors NV 1,470 335
Qorvo Inc
(b)
609 95
QUALCOMM Inc 6,196 1,133
Skyworks Solutions Inc 912 142
Teradyne Inc 901 147
Texas Instruments Inc 5,107 963
Xilinx Inc 1,370 291
$ 14,033
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 221 41
Software - 9 .79%
Activision Blizzard Inc 4,307 287
Adobe Inc
(b)
2,632 1,492
Akamai Technologies Inc
(b)
897 105
ANSYS Inc
(b)
483 194
Autodesk Inc
(b)
1,215 342
Broadridge Financial Solutions Inc 644 118
Cadence Design Systems Inc
(b)
1,532 285
Ceridian HCM Holding Inc
(b)
752 79
Cerner Corp 1,630 151
Citrix Systems Inc 689 65
Electronic Arts Inc 1,564 206
Fidelity National Information Services Inc 3,369 368
Fiserv Inc
(b)
3,286 341
Intuit Inc 1,566 1,007
Jack Henry & Associates Inc 409 68
Microsoft Corp
(d)
41,529 13,967
MSCI Inc 456 279
Oracle Corp 8,923 778
Paychex Inc 1,775 242
Paycom Software Inc
(b)
267 111
PTC Inc
(b)
583 71
Roper Technologies Inc 583 287
salesforce.com Inc
(b)
5,414 1,376
ServiceNow Inc
(b)
1,101 715
Synopsys Inc
(b)
843 311
Take-Two Interactive Software Inc
(b)
638 113
Tyler Technologies Inc
(b)
228 123
$ 23,481
Telecommunications - 1 .97%
Arista Networks Inc
(b)
1,240 178
AT&T Inc 39,499 972
Cisco Systems Inc/Delaware 23,329 1,478
Corning Inc 4,248 158
Juniper Networks Inc 1,798 64
Lumen Technologies Inc 5,098 64
Motorola Solutions Inc 934 254
T-Mobile US Inc
(b)
3,246 377
Verizon Communications Inc 22,901 1,190
$ 4,735
Textiles - 0 .02%
Mohawk Industries Inc
(b)
303 55
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 716 73
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .44%
CH Robinson Worldwide Inc 719 $ 77
CSX Corp 12,269 461
Expeditors International of Washington Inc 936 126
FedEx Corp 1,352 350
JB Hunt Transport Services Inc 464 95
Norfolk Southern Corp 1,346 401
Old Dominion Freight Line Inc 516 185
Union Pacific Corp 3,556 896
United Parcel Service Inc 4,032 864
$ 3,455
Water - 0 .08%
American Water Works Co Inc 1,003 189
TOTAL COMMON STOCKS $ 223,208
TOTAL PURCHASED OPTIONS - 0.25% $ 605
Total Investments $ 240,964
Other Assets and Liabilities -  (0.45)% (1,069)
TOTAL NET ASSETS - 100.00% $ 239,895
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,393 or 1.00% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 23 .62%
Consumer, Non-cyclical 18 .48%
Communications 14 .08%
Financial 13 .47%
Consumer, Cyclical 9 .54%
Money Market Funds 7 .05%
Industrial 7 .01%
Energy 2 .57%
Utilities 2 .33%
Basic Materials 1 .95%
Purchased Options 0 .25%
Investment Companies 0 .10%
Other Assets and Liabilities
( 0 .45 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,820 $ 89,439 $ 88,354 $ 16,905
$ 15,820 $ 89,439 $ 88,354 $ 16,905
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 4,800 .00 01/24/2022 $ 358 $ 376 $ 18
Put - S&P 500 Index N/A 200 20 $ 4,500 .00 01/24/2022 1,797 229 (1,568)
Total $ 2,155 $ 605 $ (1,550)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 4,830 .00 01/24/2022 $ (271) $ (240) $ 31
Put - S&P 500 Index N/A 200 20 $ 4,450 .00 01/24/2022 (1,511) (181) 1,330
Total $ (1,782) $ (421) $ 1,361
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2022 Long 26 $ 6,186 $ 217
Total $ 217
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 0 .27 % Shares Held Value (000's)
Money Market Funds - 0 .27%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,988,155 $ 1,988
TOTAL INVESTMENT COMPANIES $ 1,988
COMMON STOCKS - 100 .06 % Shares Held Value (000's)
Aerospace & Defense - 5 .78%
HEICO Corp - Class A 114,149 $ 14,671
TransDigm Group Inc
(b)
45,048 28,663
$ 43,334
Banks - 0 .75%
First Republic Bank/CA 27,303 5,638
Beverages - 0 .20%
Brown-Forman Corp - B Shares 20,431 1,489
Building Materials - 4 .51%
Martin Marietta Materials Inc 21,933 9,662
Summit Materials Inc
(b)
119,971 4,815
Vulcan Materials Co 93,096 19,325
$ 33,802
Chemicals - 0 .97%
Air Products and Chemicals Inc 13,148 4,000
Perimeter Solutions - Warrants
(b)
97,671 46
Perimeter Solutions SA
(b)
229,717 3,191
$ 7,237
Commercial Services - 8 .91%
Block Inc
(b)
19,412 3,135
Bright Horizons Family Solutions Inc
(b)
23,531 2,962
CoStar Group Inc
(b)
328,895 25,993
Gartner Inc
(b)
24,896 8,323
Moody's Corp 17,440 6,812
TransUnion 88,652 10,512
Verisk Analytics Inc 39,856 9,116
$ 66,853
Distribution & Wholesale - 5 .13%
Copart Inc
(b)
174,672 26,484
Fastenal Co 186,655 11,957
$ 38,441
Diversified Financial Services - 0 .75%
Brookfield Asset Management Reinsurance
Partners Ltd
(b)
4,484 281
Credit Acceptance Corp
(b)
7,820 5,378
$ 5,659
Electric - 2 .51%
Brookfield Infrastructure Partners LP 243,910 14,832
Brookfield Renewable Partners LP 111,765 4,000
$ 18,832
Electronics - 2 .07%
Agilent Technologies Inc 21,154 3,377
Mettler-Toledo International Inc
(b)
7,141 12,120
$ 15,497
Entertainment - 3 .91%
Live Nation Entertainment Inc
(b)
147,342 17,635
Vail Resorts Inc 35,736 11,718
$ 29,353
Healthcare - Products - 1 .27%
IDEXX Laboratories Inc
(b)
14,477 9,533
Home Builders - 2 .77%
Lennar Corp - A Shares 76,290 8,862
Lennar Corp - B Shares 1,155 110
NVR Inc
(b)
2,002 11,830
$ 20,802
Insurance - 6 .14%
Aon PLC 13,719 4,123
Arch Capital Group Ltd
(b)
140,465 6,244
Brown & Brown Inc 176,270 12,388
Fidelity National Financial Inc 27,775 1,449
Markel Corp
(b)
12,918 15,941
Progressive Corp/The 57,715 5,925
$ 46,070
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 4 .43%
Etsy Inc
(b)
41,979 $ 9,191
VeriSign Inc
(b)
53,565 13,596
Wix.com Ltd
(b)
66,086 10,428
$ 33,215
Lodging - 3 .83%
Hilton Worldwide Holdings Inc
(b)
150,945 23,546
Hyatt Hotels Corp
(b)
53,691 5,149
$ 28,695
Machinery - Diversified - 0 .60%
Cognex Corp 30,422 2,366
Colfax Corp
(b)
45,977 2,113
$ 4,479
Media - 3 .94%
Liberty Broadband Corp - A Shares
(b)
20,520 3,302
Liberty Broadband Corp - C Shares
(b)
108,565 17,490
Liberty Media Corp-Liberty Formula One - A
Shares
(b)
15,460 917
Liberty Media Corp-Liberty Formula One - C
Shares
(b)
124,483 7,872
$ 29,581
Private Equity - 9 .47%
Ares Management Corp 45,989 3,738
Brookfield Asset Management Inc 606,813 36,638
KKR & Co Inc 324,518 24,177
Onex Corp 82,041 6,435
$ 70,988
Real Estate - 2 .70%
CBRE Group Inc 111,730 12,124
Howard Hughes Corp/The
(b)
53,587 5,454
Kennedy-Wilson Holdings Inc 110,755 2,645
$ 20,223
REITs - 3 .02%
SBA Communications Corp 58,180 22,633
Retail - 9 .73%
CarMax Inc
(b)
186,074 24,232
Dollar General Corp 36,027 8,496
Domino's Pizza Inc 24,857 14,028
O'Reilly Automotive Inc
(b)
31,488 22,238
Ross Stores Inc 34,773 3,974
$ 72,968
Semiconductors - 1 .74%
Microchip Technology Inc 150,265 13,082
Software - 14 .93%
ANSYS Inc
(b)
31,072 12,464
Autodesk Inc
(b)
67,076 18,861
Black Knight Inc
(b)
193,871 16,070
Guidewire Software Inc
(b)
115,850 13,153
HubSpot Inc
(b)
4,245 2,798
MSCI Inc 12,454 7,630
Qualtrics International Inc
(b)
25,144 890
Roper Technologies Inc 36,027 17,720
Tyler Technologies Inc
(b)
41,575 22,365
$ 111,951
TOTAL COMMON STOCKS $ 750,355
Total Investments $ 752,343
Other Assets and Liabilities -  (0.33)% (2,444)
TOTAL NET ASSETS - 100.00% $ 749,899
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
MidCap Account
December 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 25 .37%
Financial 22 .83%
Technology 16 .67%
Industrial 12 .96%
Consumer, Non-cyclical 10 .38%
Communications 8 .37%
Utilities 2 .51%
Basic Materials 0 .97%
Money Market Funds 0 .27%
Other Assets and Liabilities
( 0 .33 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,607 $ 74,674 $ 74,293 $ 1,988
$ 1,607 $ 74,674 $ 74,293 $ 1,988
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1 .03 % Shares Held Value (000's)
Money Market Funds - 1 .03%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,995,842 $ 1,996
TOTAL INVESTMENT COMPANIES $ 1,996
COMMON STOCKS - 99 .55 % Shares Held Value (000's)
Apparel - 1 .70%
Deckers Outdoor Corp
(b)
5,495 $ 2,013
NIKE Inc 7,733 1,289
$ 3,302
Automobile Manufacturers - 1 .08%
PACCAR Inc 23,870 2,107
Automobile Parts & Equipment - 0 .53%
Magna International Inc 12,768 1,033
Banks - 3 .58%
JPMorgan Chase & Co 28,194 4,465
PNC Financial Services Group Inc/The 12,438 2,494
$ 6,959
Beverages - 1 .43%
Keurig Dr Pepper Inc 65,019 2,397
PepsiCo Inc 2,236 388
$ 2,785
Chemicals - 1 .65%
Air Products and Chemicals Inc 5,188 1,579
FMC Corp 14,818 1,628
$ 3,207
Commercial Services - 1 .36%
Morningstar Inc 3,011 1,030
PayPal Holdings Inc
(b)
8,563 1,615
$ 2,645
Computers - 5 .50%
Apple Inc 60,181 10,686
Consumer Products - 1 .47%
Church & Dwight Co Inc 22,511 2,307
WD-40 Co 2,257 552
$ 2,859
Diversified Financial Services - 6 .14%
Ameriprise Financial Inc 6,734 2,031
BlackRock Inc 1,872 1,714
Charles Schwab Corp/The 28,389 2,388
Discover Financial Services 8,457 977
Nasdaq Inc 9,921 2,084
Visa Inc 12,602 2,731
$ 11,925
Electric - 2 .34%
NextEra Energy Inc 35,372 3,302
Xcel Energy Inc 18,223 1,234
$ 4,536
Electronics - 0 .87%
Honeywell International Inc 8,075 1,684
Environmental Control - 1 .13%
Republic Services Inc 15,674 2,186
Food - 0 .40%
Simply Good Foods Co/The
(b)
18,443 767
Healthcare - Products - 5 .81%
Abbott Laboratories 32,802 4,616
Cooper Cos Inc/The 3,903 1,635
Edwards Lifesciences Corp
(b)
7,611 986
Medtronic PLC 7,179 743
Thermo Fisher Scientific Inc 4,964 3,312
$ 11,292
Healthcare - Services - 2 .50%
UnitedHealth Group Inc 8,469 4,253
Universal Health Services Inc 4,632 600
$ 4,853
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 2 .72%
Fidelity National Financial Inc 17,579 $ 917
Marsh & McLennan Cos Inc 14,023 2,438
Progressive Corp/The 18,696 1,919
$ 5,274
Internet - 9 .51%
Alphabet Inc - A Shares
(b)
2,756 7,984
Amazon.com Inc
(b)
1,459 4,865
Meta Platforms Inc
(b)
11,390 3,831
Netflix Inc
(b)
1,432 863
Pinterest Inc
(b)
25,782 937
$ 18,480
Machinery - Construction & Mining - 1 .07%
Epiroc AB - A Shares 82,035 2,074
Machinery - Diversified - 1 .02%
Deere & Co 5,762 1,976
Media - 2 .21%
Comcast Corp - Class A 46,127 2,322
Nexstar Media Group Inc 10,944 1,652
Walt Disney Co/The
(b)
2,110 327
$ 4,301
Oil & Gas - 3 .73%
Chevron Corp 44,344 5,204
EOG Resources Inc 20,369 1,809
Valero Energy Corp 2,969 223
$ 7,236
Packaging & Containers - 0 .89%
Ball Corp 17,900 1,723
Pharmaceuticals - 4 .13%
Bristol-Myers Squibb Co 3,103 194
Dexcom Inc
(b)
678 364
Eli Lilly & Co 6,520 1,801
Merck & Co Inc 28,473 2,182
Pfizer Inc 45,222 2,670
Roche Holding AG ADR 15,756 814
$ 8,025
REITs - 3 .70%
Alexandria Real Estate Equities Inc 8,519 1,899
American Tower Corp 5,148 1,506
Extra Space Storage Inc 8,988 2,038
Prologis Inc 10,380 1,748
$ 7,191
Retail - 9 .14%
Chipotle Mexican Grill Inc
(b)
629 1,100
Costco Wholesale Corp 6,284 3,567
Home Depot Inc/The 5,364 2,226
Lululemon Athletica Inc
(b)
4,291 1,680
O'Reilly Automotive Inc
(b)
2,681 1,893
Papa John's International Inc 5,820 777
Starbucks Corp 10,500 1,228
Target Corp 10,272 2,377
Tractor Supply Co 12,204 2,912
$ 17,760
Semiconductors - 7 .34%
Broadcom Inc 6,607 4,396
Lam Research Corp 4,367 3,141
Microchip Technology Inc 24,612 2,143
NVIDIA Corp 10,571 3,109
Taiwan Semiconductor Manufacturing Co Ltd
ADR
12,246 1,473
$ 14,262
Software - 13 .38%
Adobe Inc
(b)
7,312 4,146
Black Knight Inc
(b)
11,165 926
Fair Isaac Corp
(b)
2,528 1,096
Microsoft Corp 38,055 12,799
Roper Technologies Inc 3,292 1,619
salesforce.com Inc
(b)
11,512 2,926
ServiceNow Inc
(b)
2,742 1,780

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Veeva Systems Inc
(b)
2,765 $ 706
$ 25,998
Telecommunications - 0 .97%
T-Mobile US Inc
(b)
16,205 1,879
Transportation - 2 .25%
Expeditors International of Washington Inc 17,195 2,309
Union Pacific Corp 8,170 2,058
$ 4,367
TOTAL COMMON STOCKS $ 193,372
Total Investments $ 195,368
Other Assets and Liabilities -  (0.58)% (1,121)
TOTAL NET ASSETS - 100.00% $ 194,247
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 26 .22%
Consumer, Non-cyclical 17 .10%
Financial 16 .14%
Communications 12 .69%
Consumer, Cyclical 12 .45%
Industrial 7 .23%
Energy 3 .73%
Utilities 2 .34%
Basic Materials 1 .65%
Money Market Funds 1 .03%
Other Assets and Liabilities
( 0 .58 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,887 $ 33,184 $ 33,075 $ 1,996
$ 1,887 $ 33,184 $ 33,075 $ 1,996
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .07%
Blue Chip Fund
(a)
36,886 $ 1,514
Core Fixed Income Fund
(a)
1,184,111 11,735
Diversified International Fund
(a)
173,678 2,492
Diversified Real Asset Fund
(a)
64,835 857
International Small Company Fund
(a)
39,450 463
LargeCap Growth Fund I
(a)
65,493 1,456
MidCap Fund
(a)
17,218 721
MidCap Value Fund I
(a)
41,372 728
Origin Emerging Markets Fund
(a)
46,838 612
SmallCap Growth Fund I
(a)
19,256 329
SmallCap Value Fund II
(a)
29,488 380
$ 21,287
Principal Funds, Inc. Institutional Class - 42 .94%
Equity Income Fund
(a)
34,344 1,414
High Income Fund
(a)
283,556 2,654
Inflation Protection Fund
(a)
246,587 2,288
LargeCap S&P 500 Index Fund
(a)
38,870 943
LargeCap Value Fund III
(a)
72,927 1,432
Overseas Fund
(a)
99,380 1,046
Short-Term Income Fund
(a)
511,203 6,237
$ 16,014
TOTAL INVESTMENT COMPANIES $ 37,301
Total Investments $ 37,301
Other Assets and Liabilities -  (0.01)% (4)
TOTAL NET ASSETS - 100.00% $ 37,297
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 68 .12%
Domestic Equity Funds 23 .91%
International Equity Funds 5 .68%
Specialty Funds 2 .30%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 1,224 $ 280 $ 191 $ 1,514
Core Fixed Income Fund 13,544 2,644 3,915 11,735
Diversified International Fund 1,780 1,092 236 2,492
Diversified Real Asset Fund 756 364 320 857
Equity Income Fund 977 423 161 1,414
High Income Fund 2,149 944 432 2,654
Inflation Protection Fund 1,469 1,206 313 2,288
International Small Company Fund 377 167 68 463
LargeCap Growth Fund I 1,172 340 161 1,456
LargeCap S&P 500 Index Fund 1,571 288 1,044 943
LargeCap Value Fund III 899 547 160 1,432
MidCap Fund 641 179 188 721
MidCap Value Fund I 544 213 123 728
Origin Emerging Markets Fund 464 253 76 612
Overseas Fund 1,167 202 378 1,046
Short-Term Income Fund 6,460 1,569 1,647 6,237
SmallCap Growth Fund I 396 88 142 329
SmallCap Value Fund II 240 147 44 380
$ 35,830 $ 10,946 $ 9,599 $ 37,301
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 12 $ 4 $ 83 $ 197
Core Fixed Income Fund 298 (5) — (533)
Diversified International Fund 93 (1) 216 (143)
Diversified Real Asset Fund 40 25 10 32
Equity Income Fund 29 2 43 173
High Income Fund 128 — — (7)
Inflation Protection Fund 108 1 52 (75)
International Small Company Fund 7 1 34 (14)
LargeCap Growth Fund I 12 2 136 103
LargeCap S&P 500 Index Fund 15 373 98 (245)
LargeCap Value Fund III 39 4 82 142
MidCap Fund 2 32 51 57
MidCap Value Fund I 34 3 41 91
Origin Emerging Markets Fund 12 — 11 (29)
Overseas Fund 76 25 — 30
Short-Term Income Fund 74 (1) 31 (144)
SmallCap Growth Fund I 10 44 31 (57)
SmallCap Value Fund II 38 1 12 36
$ 1,027 $ 510 $ 931 $ (386)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .40%
Blue Chip Fund
(a)
250,644 $ 10,286
Core Fixed Income Fund
(a)
5,746,919 56,952
Diversified International Fund
(a)
1,197,320 17,182
Diversified Real Asset Fund
(a)
335,952 4,441
International Small Company Fund
(a)
272,468 3,202
LargeCap Growth Fund I
(a)
444,495 9,881
MidCap Fund
(a)
116,282 4,866
MidCap Value Fund I
(a)
272,933 4,804
Origin Emerging Markets Fund
(a)
310,290 4,052
SmallCap Growth Fund I
(a)
131,979 2,257
SmallCap Value Fund II
(a)
203,371 2,624
$ 120,547
Principal Funds, Inc. Institutional Class - 38 .60%
Equity Income Fund
(a)
231,847 9,547
High Income Fund
(a)
1,233,176 11,542
Inflation Protection Fund
(a)
1,070,870 9,938
LargeCap S&P 500 Index Fund
(a)
289,459 7,019
LargeCap Value Fund III
(a)
493,413 9,686
Overseas Fund
(a)
686,784 7,232
Short-Term Income Fund
(a)
1,707,124 20,827
$ 75,791
TOTAL INVESTMENT COMPANIES $ 196,338
Total Investments $ 196,338
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 196,334
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 59 .31%
Domestic Equity Funds 31 .06%
International Equity Funds 7 .37%
Specialty Funds 2 .26%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 10,043 $ 1,295 $ 2,862 $ 10,286
Core Fixed Income Fund 59,928 9,867 10,444 56,952
Diversified International Fund 15,180 4,861 2,119 17,182
Diversified Real Asset Fund 3,710 2,136 1,659 4,441
Equity Income Fund 9,123 1,516 2,593 9,547
High Income Fund 8,232 5,019 1,678 11,542
Inflation Protection Fund 7,353 4,302 1,420 9,938
International Small Company Fund 3,253 520 552 3,202
LargeCap Growth Fund I 10,160 1,652 3,024 9,881
LargeCap S&P 500 Index Fund 10,401 1,495 6,063 7,019
LargeCap Value Fund III 9,070 1,846 2,625 9,686
MidCap Fund 5,260 809 1,981 4,866
MidCap Value Fund I 4,403 1,085 1,539 4,804
Origin Emerging Markets Fund 4,230 827 824 4,052
Overseas Fund 9,910 1,151 4,416 7,232
Short-Term Income Fund 18,623 6,094 3,446 20,827
SmallCap Growth Fund I 3,298 457 1,472 2,257
SmallCap Value Fund II 1,996 911 656 2,624
$ 194,173 $ 45,843 $ 49,373 $ 196,338
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 81 $ 359 $ 570 $ 1,451
Core Fixed Income Fund 1,337 — — (2,399)
Diversified International Fund 650 (12) 1,499 (728)
Diversified Real Asset Fund 193 70 52 184
Equity Income Fund 220 243 296 1,258
High Income Fund 528 — — (31)
Inflation Protection Fund 467 5 227 (302)
International Small Company Fund 47 21 235 (40)
LargeCap Growth Fund I 81 251 926 842
LargeCap S&P 500 Index Fund 113 2,144 738 (958)
LargeCap Value Fund III 263 309 556 1,086
MidCap Fund 14 721 352 57
MidCap Value Fund I 227 160 275 695
Origin Emerging Markets Fund 80 15 73 (196)
Overseas Fund 528 273 — 314
Short-Term Income Fund 218 (1) 105 (443)
SmallCap Growth Fund I 71 621 212 (647)
SmallCap Value Fund II 262 74 84 299
$ 5,380 $ 5,253 $ 6,200 $ 442
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 71 .77%
Blue Chip Fund
(a)
458,774 $ 18,828
Core Fixed Income Fund
(a)
7,592,664 75,243
Diversified International Fund
(a)
2,099,437 30,127
International Small Company Fund
(a)
467,573 5,494
LargeCap Growth Fund I
(a)
815,680 18,132
MidCap Fund
(a)
215,933 9,037
MidCap Value Fund I
(a)
513,056 9,030
Origin Emerging Markets Fund
(a)
528,109 6,897
Real Estate Securities Fund
(a)
199,246 6,948
SmallCap Growth Fund I
(a)
245,652 4,201
SmallCap Value Fund II
(a)
366,608 4,729
$ 188,666
Principal Funds, Inc. Institutional Class - 28 .23%
Equity Income Fund
(a)
425,452 17,520
High Income Fund
(a)
1,282,962 12,009
LargeCap S&P 500 Index Fund
(a)
586,312 14,218
LargeCap Value Fund III
(a)
904,286 17,751
Overseas Fund
(a)
1,206,557 12,705
$ 74,203
TOTAL INVESTMENT COMPANIES $ 262,869
Total Investments $ 262,869
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 262,864
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 45 .81%
Fixed Income Funds 44 .65%
International Equity Funds 9 .54%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 15,380 $ 4,030 $ 3,547 $ 18,828
Core Fixed Income Fund 58,315 28,935 9,622 75,243
Diversified International Fund 24,768 10,097 3,350 30,127
Diversified Real Asset Fund 4,522 926 5,949 —
Equity Income Fund 14,164 4,337 3,424 17,520
High Income Fund 7,210 6,275 1,446 12,009
Inflation Protection Fund 4,648 1,140 6,049 —
International Small Company Fund 5,302 1,254 1,010 5,494
LargeCap Growth Fund I 15,863 4,058 3,493 18,132
LargeCap S&P 500 Index Fund 17,346 3,795 8,803 14,218
LargeCap Value Fund III 14,424 4,605 3,456 17,751
MidCap Fund 8,165 2,138 2,564 9,037
MidCap Value Fund I 7,078 2,706 2,068 9,030
Origin Emerging Markets Fund 6,700 1,827 1,293 6,897
Overseas Fund 16,041 2,997 7,199 12,705
Real Estate Securities Fund — 6,851 98 6,948
SmallCap Growth Fund I 5,030 1,114 1,814 4,201
SmallCap Value Fund II 3,341 1,749 932 4,729
$ 228,297 $ 88,834 $ 66,117 $ 262,869
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 145 $ 324 $ 1,030 $ 2,641
Core Fixed Income Fund 1,423 (2) — (2,383)
Diversified International Fund 1,136 (40) 2,614 (1,348)
Diversified Real Asset Fund 114 750 — (249)
Equity Income Fund 384 149 535 2,294
High Income Fund 539 — — (30)
Inflation Protection Fund — 583 — (322)
International Small Company Fund 81 (2) 401 (50)
LargeCap Growth Fund I 148 292 1,690 1,412
LargeCap S&P 500 Index Fund 227 2,061 1,485 (181)
LargeCap Value Fund III 480 186 1,014 1,992
MidCap Fund 25 387 642 911
MidCap Value Fund I 425 73 514 1,241
Origin Emerging Markets Fund 135 26 124 (363)
Overseas Fund 923 129 — 737
Real Estate Securities Fund 123 — 85 195
SmallCap Growth Fund I 131 355 392 (484)
SmallCap Value Fund II 470 38 150 533
$ 6,909 $ 5,309 $ 10,676 $ 6,546
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62 .04%
Blue Chip Fund
(a)
295,387 $ 12,123
Core Fixed Income Fund
(a)
1,545,947 15,320
Diversified International Fund
(a)
1,399,677 20,086
International Small Company Fund
(a)
318,842 3,746
LargeCap Growth Fund I
(a)
528,094 11,740
MidCap Value Fund I
(a)
349,366 6,149
Origin Emerging Markets Fund
(a)
370,900 4,844
Real Estate Securities Fund
(a)
101,876 3,552
SmallCap Growth Fund I
(a)
157,298 2,690
SmallCap Value Fund II
(a)
231,586 2,988
$ 83,238
Principal Funds, Inc. Institutional Class - 37 .96%
Equity Income Fund
(a)
278,063 11,451
High Income Fund
(a)
340,640 3,188
LargeCap S&P 500 Index Fund
(a)
434,703 10,541
LargeCap Value Fund III
(a)
589,271 11,567
MidCap Growth Fund III
(a)
402,465 5,719
Overseas Fund
(a)
804,527 8,472
$ 50,938
TOTAL INVESTMENT COMPANIES $ 134,176
Total Investments $ 134,176
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 134,172
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 58 .52%
Fixed Income Funds 28 .77%
International Equity Funds 12 .71%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 9,081 $ 2,680 $ 1,224 $ 12,123
Core Fixed Income Fund 15,788 5,748 5,544 15,320
Diversified International Fund 13,964 8,893 1,659 20,086
Equity Income Fund 7,582 3,500 998 11,451
High Income Fund 2,817 1,805 1,428 3,188
International Small Company Fund 3,076 1,168 426 3,746
LargeCap Growth Fund I 9,255 3,151 1,491 11,740
LargeCap S&P 500 Index Fund 9,461 3,106 3,094 10,541
LargeCap Value Fund III 7,624 3,796 999 11,567
MidCap Growth Fund III 4,995 2,555 1,475 5,719
MidCap Value Fund I 3,635 2,503 675 6,149
Origin Emerging Markets Fund 3,951 1,661 546 4,844
Overseas Fund 9,057 2,266 3,298 8,472
Real Estate Securities Fund 2,215 874 348 3,552
SmallCap Growth Fund I 2,751 904 830 2,690
SmallCap Value Fund II 1,891 1,091 298 2,988
$ 107,143 $ 45,701 $ 24,333 $ 134,176
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 93 $ 15 $ 659 $ 1,571
Core Fixed Income Fund 393 7 — (679)
Diversified International Fund 760 (2) 1,730 (1,110)
Equity Income Fund 234 11 348 1,356
High Income Fund 187 2 — (8)
International Small Company Fund 55 1 271 (73)
LargeCap Growth Fund I 95 18 1,088 807
LargeCap S&P 500 Index Fund 167 419 1,094 649
LargeCap Value Fund III 311 14 657 1,132
MidCap Growth Fund III 177 127 916 (483)
MidCap Value Fund I 287 7 347 679
Origin Emerging Markets Fund 95 5 86 (227)
Overseas Fund 613 26 — 421
Real Estate Securities Fund 101 1 43 810
SmallCap Growth Fund I 84 117 249 (252)
SmallCap Value Fund II 294 1 94 303
$ 3,946 $ 769 $ 7,582 $ 4,896
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .60%
Blue Chip Fund
(a)
172,003 $ 7,059
Core Fixed Income Fund
(a)
108,520 1,075
Diversified International Fund
(a)
795,242 11,412
International Small Company Fund
(a)
180,352 2,119
LargeCap Growth Fund I
(a)
307,683 6,840
MidCap Value Fund I
(a)
207,139 3,646
Origin Emerging Markets Fund
(a)
213,401 2,787
Real Estate Securities Fund
(a)
52,041 1,815
SmallCap Growth Fund I
(a)
91,933 1,572
SmallCap Value Fund II
(a)
141,872 1,830
$ 40,155
Principal Funds, Inc. Institutional Class - 41 .41%
Equity Income Fund
(a)
161,832 6,664
High Income Fund
(a)
29,627 277
LargeCap S&P 500 Index Fund
(a)
269,558 6,537
LargeCap Value Fund III
(a)
342,351 6,720
MidCap Growth Fund III
(a)
240,541 3,418
Overseas Fund
(a)
452,023 4,760
$ 28,376
TOTAL INVESTMENT COMPANIES $ 68,531
Total Investments $ 68,531
Other Assets and Liabilities -  (0.01)% (4)
TOTAL NET ASSETS - 100.00% $ 68,527
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 67 .28%
Fixed Income Funds 18 .62%
International Equity Funds 14 .11%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 4,765 $ 2,437 $ 968 $ 7,059
Core Fixed Income Fund 3,603 2,238 4,629 1,075
Diversified International Fund 7,184 5,936 1,034 11,412
Equity Income Fund 3,913 2,802 771 6,664
High Income Fund 749 846 1,317 277
International Small Company Fund 1,566 925 313 2,119
LargeCap Growth Fund I 4,854 2,692 1,104 6,840
LargeCap S&P 500 Index Fund 4,728 2,764 1,482 6,537
LargeCap Value Fund III 3,933 2,995 770 6,720
MidCap Growth Fund III 2,579 2,026 941 3,418
MidCap Value Fund I 1,881 1,961 524 3,646
Origin Emerging Markets Fund 1,971 1,358 399 2,787
Overseas Fund 4,659 1,829 1,920 4,760
Real Estate Securities Fund 1,003 648 233 1,815
SmallCap Growth Fund I 1,434 753 520 1,572
SmallCap Value Fund II 963 959 214 1,830
$ 49,785 $ 33,169 $ 17,139 $ 68,531
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 54 $ 2 $ 383 $ 823
Core Fixed Income Fund 90 11 — (148)
Diversified International Fund 428 (1) 981 (673)
Equity Income Fund 131 3 202 717
High Income Fund 54 (8) — 7
International Small Company Fund 31 — 153 (59)
LargeCap Growth Fund I 56 9 633 389
LargeCap S&P 500 Index Fund 103 88 677 439
LargeCap Value Fund III 180 2 381 560
MidCap Growth Fund III 106 87 546 (333)
MidCap Value Fund I 170 — 205 328
Origin Emerging Markets Fund 54 3 49 (146)
Overseas Fund 343 17 — 175
Real Estate Securities Fund 51 1 22 396
SmallCap Growth Fund I 49 72 145 (167)
SmallCap Value Fund II 180 1 58 121
$ 2,080 $ 287 $ 4,435 $ 2,429
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .16%
Blue Chip Fund
(a)
43,065 $ 1,767
Core Fixed Income Fund
(a)
28,498 282
Diversified International Fund
(a)
199,161 2,858
International Small Company Fund
(a)
45,496 535
LargeCap Growth Fund I
(a)
77,004 1,712
MidCap Value Fund I
(a)
51,544 907
Origin Emerging Markets Fund
(a)
52,821 690
Real Estate Securities Fund
(a)
13,094 457
SmallCap Growth Fund I
(a)
22,734 389
SmallCap Value Fund II
(a)
35,188 454
$ 10,051
Principal Funds, Inc. Institutional Class - 41 .86%
Equity Income Fund
(a)
40,483 1,667
High Income Fund
(a)
10,517 98
LargeCap S&P 500 Index Fund
(a)
69,968 1,697
LargeCap Value Fund III
(a)
85,848 1,685
MidCap Growth Fund III
(a)
59,162 841
Overseas Fund
(a)
118,250 1,245
$ 7,233
TOTAL INVESTMENT COMPANIES $ 17,284
Total Investments $ 17,284
Other Assets and Liabilities -  (0.02)% (4)
TOTAL NET ASSETS - 100.00% $ 17,280
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 66 .99%
Fixed Income Funds 18 .74%
International Equity Funds 14 .29%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 1,126 $ 681 $ 252 $ 1,767
Core Fixed Income Fund 436 325 462 282
Diversified International Fund 1,737 1,561 282 2,858
Equity Income Fund 941 778 234 1,667
High Income Fund 121 116 138 98
International Small Company Fund 382 254 89 535
LargeCap Growth Fund I 1,157 745 292 1,712
LargeCap S&P 500 Index Fund 1,129 759 331 1,697
LargeCap Value Fund III 955 817 234 1,685
MidCap Growth Fund III 615 532 253 841
MidCap Value Fund I 452 527 161 907
Origin Emerging Markets Fund 486 356 115 690
Overseas Fund 1,134 636 579 1,245
Real Estate Securities Fund 229 201 69 457
SmallCap Growth Fund I 340 202 132 389
SmallCap Value Fund II 234 252 67 454
$ 11,474 $ 8,742 $ 3,690 $ 17,284
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 13 $ 1 $ 94 $ 211
Core Fixed Income Fund 11 — — (17)
Diversified International Fund 107 1 243 (159)
Equity Income Fund 33 1 50 181
High Income Fund 8 — — (1)
International Small Company Fund 8 — 38 (12)
LargeCap Growth Fund I 14 2 157 100
LargeCap S&P 500 Index Fund 27 2 174 138
LargeCap Value Fund III 45 1 95 146
MidCap Growth Fund III 26 12 133 (65)
MidCap Value Fund I 42 1 51 88
Origin Emerging Markets Fund 13 — 12 (37)
Overseas Fund 89 5 — 49
Real Estate Securities Fund 12 — 5 96
SmallCap Growth Fund I 12 13 36 (34)
SmallCap Value Fund II 44 1 14 34
$ 504 $ 40 $ 1,102 $ 718
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .94%
Blue Chip Fund
(a)
28,597 $ 1,174
Core Fixed Income Fund
(a)
957,311 9,487
Diversified International Fund
(a)
136,402 1,957
Diversified Real Asset Fund
(a)
54,388 719
International Small Company Fund
(a)
31,906 375
LargeCap Growth Fund I
(a)
51,452 1,144
MidCap Fund
(a)
14,961 626
MidCap Value Fund I
(a)
35,811 630
Origin Emerging Markets Fund
(a)
38,411 502
SmallCap Growth Fund I
(a)
14,876 254
SmallCap Value Fund II
(a)
22,274 287
$ 17,155
Principal Funds, Inc. Institutional Class - 43 .07%
Equity Income Fund
(a)
27,377 1,128
High Income Fund
(a)
229,289 2,146
Inflation Protection Fund
(a)
199,347 1,850
LargeCap S&P 500 Index Fund
(a)
34,813 844
LargeCap Value Fund III
(a)
57,739 1,134
Overseas Fund
(a)
79,139 833
Short-Term Income Fund
(a)
413,379 5,043
$ 12,978
TOTAL INVESTMENT COMPANIES $ 30,133
Total Investments $ 30,133
Other Assets and Liabilities -  (0.01)% (4)
TOTAL NET ASSETS - 100.00% $ 30,129
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 67 .98%
Domestic Equity Funds 23 .96%
International Equity Funds 5 .68%
Specialty Funds 2 .39%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 859 $ 430 $ 228 $ 1,174
Core Fixed Income Fund 12,597 2,549 5,176 9,487
Diversified International Fund 1,159 1,148 213 1,957
Diversified Real Asset Fund 763 270 371 719
Equity Income Fund 686 483 150 1,128
High Income Fund 2,139 673 661 2,146
Inflation Protection Fund 1,388 891 378 1,850
International Small Company Fund 255 193 58 375
LargeCap Growth Fund I 844 477 223 1,144
LargeCap S&P 500 Index Fund 973 461 649 844
LargeCap Value Fund III 650 554 150 1,134
MidCap Fund 438 314 171 626
MidCap Value Fund I 353 334 103 630
Origin Emerging Markets Fund 309 285 70 502
Overseas Fund 773 272 236 833
Short-Term Income Fund 6,408 1,344 2,577 5,043
SmallCap Growth Fund I 266 116 113 254
SmallCap Value Fund II 170 136 38 287
$ 31,030 $ 10,930 $ 11,565 $ 30,133
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 9 $ 40 $ 66 $ 73
Core Fixed Income Fund 271 12 — (495)
Diversified International Fund 74 — 171 (137)
Diversified Real Asset Fund 35 15 8 42
Equity Income Fund 21 2 35 107
High Income Fund 117 — — (5)
Inflation Protection Fund 87 2 43 (53)
International Small Company Fund 5 2 28 (17)
LargeCap Growth Fund I 9 2 108 44
LargeCap S&P 500 Index Fund 14 206 89 (147)
LargeCap Value Fund III 31 4 65 76
MidCap Fund 2 44 46 1
MidCap Value Fund I 30 4 36 42
Origin Emerging Markets Fund 10 — 9 (22)
Overseas Fund 61 13 — 11
Short-Term Income Fund 70 5 25 (137)
SmallCap Growth Fund I 8 28 24 (43)
SmallCap Value Fund II 29 — 9 19
$ 883 $ 379 $ 762 $ (641)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1 .14 % Shares Held Value (000's)
Money Market Funds - 1 .14%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,128,602 $ 2,129
TOTAL INVESTMENT COMPANIES $ 2,129
COMMON STOCKS - 98 .70 % Shares Held Value (000's)
Entertainment - 1 .46%
Marriott Vacations Worldwide Corp 16,125 $ 2,725
Home Builders - 1 .03%
DR Horton Inc 17,755 1,925
Lodging - 1 .08%
Choice Hotels International Inc 3,870 604
Travel + Leisure Co 25,509 1,410
$ 2,014
REITs - 95 .13%
Agree Realty Corp 31,858 2,273
Alexandria Real Estate Equities Inc 29,879 6,662
American Assets Trust Inc 16,674 626
American Homes 4 Rent 155,454 6,779
American Tower Corp 19,005 5,559
Apartment Income REIT Corp 69,950 3,824
Apple Hospitality REIT Inc 99,490 1,607
AvalonBay Communities Inc 38,950 9,838
Brandywine Realty Trust 46,635 626
Broadstone Net Lease Inc 98,944 2,456
Cousins Properties Inc 81,059 3,265
CubeSmart 61,620 3,507
DiamondRock Hospitality Co
(b)
64,855 623
Digital Realty Trust Inc 10,188 1,802
Equinix Inc 13,399 11,333
Equity LifeStyle Properties Inc 42,332 3,711
Essex Property Trust Inc 22,971 8,091
Extra Space Storage Inc 35,975 8,157
First Industrial Realty Trust Inc 65,768 4,354
Healthcare Realty Trust Inc 93,810 2,968
Healthcare Trust of America Inc 123,717 4,131
InvenTrust Properties Corp 62,135 1,694
Invitation Homes Inc 232,930 10,561
Kilroy Realty Corp 50,987 3,389
Medical Properties Trust Inc 142,128 3,358
MGM Growth Properties LLC 48,084 1,964
Park Hotels & Resorts Inc
(b)
57,305 1,082
Prologis Inc 84,122 14,163
PS Business Parks Inc 15,501 2,855
Public Storage 10,635 3,983
Regency Centers Corp 42,790 3,224
Rexford Industrial Realty Inc 49,083 3,981
Sabra Health Care REIT Inc 150,537 2,038
Saul Centers Inc 15,747 835
Simon Property Group Inc 16,376 2,616
STORE Capital Corp 100,203 3,447
Sun Communities Inc 36,446 7,653
Terreno Realty Corp 42,110 3,592
Ventas Inc 139,936 7,154
VICI Properties Inc 128,134 3,858
Welltower Inc 29,124 2,498
Weyerhaeuser Co 32,819 1,351
$ 177,488
TOTAL COMMON STOCKS $ 184,152
Total Investments $ 186,281
Other Assets and Liabilities -  0.16% 291
TOTAL NET ASSETS - 100.00% $ 186,572
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 95 .13%
Consumer, Cyclical 3 .57%
Money Market Funds 1 .14%
Other Assets and Liabilities
0 .16%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Account
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 59 $ 22,041 $ 19,971 $ 2,129
$ 59 $ 22,041 $ 19,971 $ 2,129
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 99.94% Shares Held Value (000's)
Money Market Funds - 3.08%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
22,973,940 $ 22,974
Principal Exchange-Traded Funds - 17.41%
Principal Investment Grade Corporate Active
ETF
(a)
382,000 10,054
Principal U.S. Mega-Cap ETF
(a)
1,505,807 66,858
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,113,600 52,810
$ 129,722
Principal Funds, Inc. Class R-6 - 52.20%
Blue Chip Fund
(a)
1,874,317 76,921
Core Fixed Income Fund
(a)
8,313,258 82,384
Diversified International Fund
(a)
1,333,955 19,142
Diversified Real Asset Fund
(a)
2,847,453 37,643
Edge MidCap Fund
(a)
1,216,051 17,925
Global Real Estate Securities Fund
(a)
1,456,417 17,302
High Yield Fund
(a)
2,228,750 16,203
International Small Company Fund
(a)
807,498 9,488
LargeCap Growth Fund I
(a)
1,409,248 31,328
Origin Emerging Markets Fund
(a)
3,707,668 48,422
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,104,689 32,072
$ 388,830
Principal Funds, Inc. Institutional Class - 14.32%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,267,135 23,011
LargeCap Value Fund III
(a)
1,918,425 37,659
Overseas Fund
(a)
691,955 7,286
Principal Capital Appreciation Fund
(a)
195,751 13,047
Short-Term Income Fund
(a)
2,101,615 25,640
$ 106,643
Principal Variable Contracts Funds, Inc.  Class 1 - 12.93%
Equity Income Account
(a)
1,813,143 62,100
Government & High Quality Bond Account
(a)
2,803,212 26,575
MidCap Account
(a)
101,984 7,624
$ 96,299
TOTAL INVESTMENT COMPANIES $ 744,468
Total Investments $ 744,468
Other Assets and Liabilities -  0.06% 476
TOTAL NET ASSETS - 100.00% $ 744,944
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 49.18%
Fixed Income Funds 31.56%
International Equity Funds 11.07%
Specialty Funds 5.05%
Money Market Funds 3.08%
Other Assets and Liabilities
0.06%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 70,225 $ 12,128 $ 17,961 $ 76,921
Core Fixed Income Fund 84,871 16,752 15,956 82,384
Diversified International Fund 64,787 3,652 51,338 19,142
Diversified Real Asset Fund 9,845 30,922 5,145 37,643
Edge MidCap Fund 34,948 5,267 23,312 17,925
Equity Income Account 107,769 3,689 65,392 62,100
Finisterre Emerging Markets Total Return Bond Fund — 23,968 220 23,011
Global Diversified Income Fund 6,937 98 7,115 —
Global Real Estate Securities Fund 26,032 2,282 16,389 17,302
Government & High Quality Bond Account 34,073 8,770 15,500 26,575
High Yield Fund 15,572 1,824 1,262 16,203
Inflation Protection Fund 10,838 82 10,798 —
International Small Company Fund 8,395 5,126 4,082 9,488
LargeCap Growth Fund I — 33,779 4,244 31,328
LargeCap Value Fund III — 40,173 3,117 37,659
MidCap Account — 7,391 — 7,624
Origin Emerging Markets Fund 29,074 26,647 4,087 48,422
Overseas Fund — 7,663 — 7,286
Principal Active Global Dividend Income ETF 9,190 — 9,316 —
Principal Capital Appreciation Fund — 14,067 — 13,047
Principal Government Money Market Fund - Institutional Class 0.00% 935 68,582 46,543 22,974
Principal Investment Grade Corporate Active ETF — 10,037 — 10,054
Principal U.S. Mega-Cap ETF 73,605 — 23,644 66,858
Principal U.S. Small-Cap Multi-Factor ETF 35,683 19,405 14,899 52,810
Short-Term Income Fund 43,322 4,879 21,898 25,640
Spectrum Preferred and Capital Securities Income Fund 36,446 3,031 6,941 32,072
$ 702,547 $ 350,214 $ 369,159 $ 744,468
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 643 $ 2,074 $ 4,554 $ 10,455
Core Fixed Income Fund 1,728 (38) — (3,245)
Diversified International Fund 723 12,859 1,661 (10,818)
Diversified Real Asset Fund 2,006 179 441 1,842
Edge MidCap Fund 608 6,271 3,773 (5,249)
Equity Income Account 1,216 31,212 35 (15,178)
Finisterre Emerging Markets Total Return Bond Fund 433 (11) — (726)
Global Diversified Income Fund 65 586 — (506)
Global Real Estate Securities Fund 388 3,338 23 2,039
Government & High Quality Bond Account 450 60 — (828)
High Yield Fund 830 — — 69
Inflation Protection Fund — 922 — (1,044)
International Small Company Fund 140 359 693 (310)
LargeCap Growth Fund I 257 393 2,928 1,400
LargeCap Value Fund III 1,021 117 2,157 486
MidCap Account — — — 233
Origin Emerging Markets Fund 957 (381) 888 (2,831)
Overseas Fund 529 — — (377)
Principal Active Global Dividend Income ETF — 2,042 — (1,916)
Principal Capital Appreciation Fund 315 — 817 (1,020)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 244 — — 17
Principal U.S. Mega-Cap ETF 1,251 8,392 — 8,505
Principal U.S. Small-Cap Multi-Factor ETF 849 895 — 11,726
Short-Term Income Fund 337 356 129 (1,019)
Spectrum Preferred and Capital Securities Income Fund 1,480 62 — (526)
$ 16,470 $ 69,687 $ 18,099 $ (8,821)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 99.97% Shares Held Value (000's)
Money Market Funds - 2.41%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
4,909,869 $ 4,910
Principal Exchange-Traded Funds - 12.04%
Principal Investment Grade Corporate Active
ETF
(a)
178,000 4,686
Principal U.S. Mega-Cap ETF
(a)
283,230 12,575
Principal U.S. Small-Cap Multi-Factor ETF
(a)
153,200 7,265
$ 24,526
Principal Funds, Inc. Class R-6 - 56.87%
Blue Chip Fund
(a)
361,594 14,840
Core Fixed Income Fund
(a)
3,788,405 37,543
Diversified International Fund
(a)
140,712 2,019
Diversified Real Asset Fund
(a)
741,319 9,800
Edge MidCap Fund
(a)
232,185 3,423
Global Real Estate Securities Fund
(a)
574,269 6,822
High Yield Fund
(a)
1,092,506 7,943
International Small Company Fund
(a)
204,114 2,398
LargeCap Growth Fund I
(a)
271,987 6,046
Origin Emerging Markets Fund
(a)
678,046 8,855
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,560,989 16,125
$ 115,814
Principal Funds, Inc. Institutional Class - 16.02%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,160,405 11,778
LargeCap Value Fund III
(a)
264,003 5,183
Overseas Fund
(a)
144,343 1,520
Principal Capital Appreciation Fund
(a)
30,337 2,022
Short-Term Income Fund
(a)
994,037 12,127
$ 32,630
Principal Variable Contracts Funds, Inc.  Class 1 - 12.63%
Equity Income Account
(a)
331,257 11,346
Government & High Quality Bond Account
(a)
1,281,864 12,152
MidCap Account
(a)
29,633 2,215
$ 25,713
TOTAL INVESTMENT COMPANIES $ 203,593
Total Investments $ 203,593
Other Assets and Liabilities -  0.03% 63
TOTAL NET ASSETS - 100.00% $ 203,656
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 51.24%
Domestic Equity Funds 31.88%
International Equity Funds 9.63%
Specialty Funds 4.81%
Money Market Funds 2.41%
Other Assets and Liabilities
0.03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 13,273 $ 2,876 $ 3,681 $ 14,840
Core Fixed Income Fund 36,765 9,202 6,998 37,543
Diversified International Fund 12,225 1,011 11,753 2,019
Diversified Real Asset Fund 2,947 8,279 1,974 9,800
Edge MidCap Fund 6,338 1,470 4,561 3,423
Equity Income Account 21,471 2,311 15,542 11,346
Finisterre Emerging Markets Total Return Bond Fund — 12,353 191 11,778
Global Diversified Income Fund 3,339 44 3,416 —
Global Real Estate Securities Fund 8,971 933 4,929 6,822
Government & High Quality Bond Account 15,208 4,683 7,383 12,152
High Yield Fund 6,750 1,859 701 7,943
Inflation Protection Fund 3,207 56 3,228 —
International Small Company Fund 1,583 1,090 231 2,398
LargeCap Growth Fund I — 6,692 1,017 6,046
LargeCap Value Fund III — 5,448 358 5,183
MidCap Account — 2,151 4 2,215
Origin Emerging Markets Fund 5,075 5,609 1,217 8,855
Overseas Fund — 1,617 19 1,520
Principal Active Global Dividend Income ETF 1,582 — 1,602 —
Principal Capital Appreciation Fund — 2,177 — 2,022
Principal Government Money Market Fund - Institutional Class 0.00% 251 18,656 13,997 4,910
Principal Investment Grade Corporate Active ETF — 4,678 — 4,686
Principal U.S. Mega-Cap ETF 13,619 — 4,258 12,575
Principal U.S. Small-Cap Multi-Factor ETF 6,375 3,786 5,184 7,265
Short-Term Income Fund 19,865 1,786 9,198 12,127
Spectrum Preferred and Capital Securities Income Fund 15,685 2,095 1,439 16,125
$ 194,529 $ 100,862 $ 102,881 $ 203,593
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 126 $ 178 $ 889 $ 2,194
Core Fixed Income Fund 791 (114) — (1,312)
Diversified International Fund 76 3,069 175 (2,533)
Diversified Real Asset Fund 542 36 115 512
Edge MidCap Fund 116 1,205 720 (1,029)
Equity Income Account 208 5,235 6 (2,129)
Finisterre Emerging Markets Total Return Bond Fund 223 (8) — (376)
Global Diversified Income Fund 32 117 — (84)
Global Real Estate Securities Fund 154 949 9 898
Government & High Quality Bond Account 207 (114) — (242)
High Yield Fund 396 (1) — 36
Inflation Protection Fund — 312 — (347)
International Small Company Fund 35 5 175 (49)
LargeCap Growth Fund I 50 102 565 269
LargeCap Value Fund III 140 13 296 80
MidCap Account — — — 68
Origin Emerging Markets Fund 175 (103) 163 (509)
Overseas Fund 110 (1) — (77)
Principal Active Global Dividend Income ETF — 350 — (330)
Principal Capital Appreciation Fund 48 — 125 (155)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 114 — — 8
Principal U.S. Mega-Cap ETF 238 1,541 — 1,673
Principal U.S. Small-Cap Multi-Factor ETF 140 679 — 1,609
Short-Term Income Fund 165 123 61 (449)
Spectrum Preferred and Capital Securities Income Fund 717 (4) — (212)
$ 4,803 $ 13,569 $ 3,299 $ (2,486)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 99.91% Shares Held Value (000's)
Money Market Funds - 3.25%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
14,113,065 $ 14,113
Principal Exchange-Traded Funds - 21.93%
Principal Investment Grade Corporate Active
ETF
(a)
71,000 1,868
Principal U.S. Mega-Cap ETF
(a)
1,171,311 52,006
Principal U.S. Small-Cap Multi-Factor ETF
(a)
875,400 41,514
$ 95,388
Principal Funds, Inc. Class R-6 - 49.01%
Blue Chip Fund
(a)
1,455,035 59,716
Core Fixed Income Fund
(a)
1,743,679 17,280
Diversified International Fund
(a)
1,063,852 15,266
Diversified Real Asset Fund
(a)
1,569,779 20,753
Edge MidCap Fund
(a)
1,016,339 14,981
Global Real Estate Securities Fund
(a)
675,104 8,020
High Yield Fund
(a)
296,283 2,154
International Small Company Fund
(a)
628,775 7,388
LargeCap Growth Fund I
(a)
1,158,859 25,761
Origin Emerging Markets Fund
(a)
2,810,247 36,702
Spectrum Preferred and Capital Securities Income
Fund
(a)
492,526 5,088
$ 213,109
Principal Funds, Inc. Institutional Class - 11.76%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
403,264 4,093
LargeCap Value Fund III
(a)
1,453,029 28,523
Overseas Fund
(a)
596,719 6,284
Principal Capital Appreciation Fund
(a)
118,867 7,922
Short-Term Income Fund
(a)
353,052 4,307
$ 51,129
Principal Variable Contracts Funds, Inc.  Class 1 - 13.96%
Equity Income Account
(a)
1,404,498 48,104
Government & High Quality Bond Account
(a)
565,142 5,358
MidCap Account
(a)
97,065 7,256
$ 60,718
TOTAL INVESTMENT COMPANIES $ 434,457
Total Investments $ 434,457
Other Assets and Liabilities -  0.09% 370
TOTAL NET ASSETS - 100.00% $ 434,827
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 65.72%
International Equity Funds 13.43%
Fixed Income Funds 12.74%
Specialty Funds 4.77%
Money Market Funds 3.25%
Other Assets and Liabilities
0.09%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 51,403 $ 8,996 $ 10,024 $ 59,716
Core Fixed Income Fund 18,675 6,689 7,367 17,280
Diversified International Fund 49,312 3,479 39,029 15,266
Diversified Real Asset Fund 5,956 17,220 3,595 20,753
Edge MidCap Fund 26,819 5,198 17,664 14,981
Equity Income Account 73,667 5,031 42,178 48,104
Finisterre Emerging Markets Total Return Bond Fund — 4,221 — 4,093
Global Real Estate Securities Fund 11,374 2,889 8,773 8,020
Government & High Quality Bond Account 7,819 2,727 5,058 5,358
High Yield Fund 3,777 195 1,826 2,154
Inflation Protection Fund 5,877 — 5,811 —
International Small Company Fund 6,294 3,282 2,192 7,388
LargeCap Growth Fund I — 25,161 450 25,761
LargeCap Value Fund III — 28,480 249 28,523
MidCap Account — 7,022 — 7,256
Origin Emerging Markets Fund 19,783 22,054 2,622 36,702
Overseas Fund — 6,605 — 6,284
Principal Active Global Dividend Income ETF 6,010 — 6,094 —
Principal Capital Appreciation Fund — 8,519 — 7,922
Principal Government Money Market Fund - Institutional Class 0.00% 649 42,400 28,936 14,113
Principal Investment Grade Corporate Active ETF — 1,865 — 1,868
Principal U.S. Mega-Cap ETF 52,601 — 13,189 52,006
Principal U.S. Small-Cap Multi-Factor ETF 25,597 16,086 9,310 41,514
Short-Term Income Fund 9,958 3,111 8,659 4,307
Spectrum Preferred and Capital Securities Income Fund 8,731 688 4,238 5,088
$ 384,302 $ 221,918 $ 217,264 $ 434,457
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 490 $ 476 $ 3,469 $ 8,865
Core Fixed Income Fund 313 (8) — (709)
Diversified International Fund 576 9,612 1,318 (8,108)
Diversified Real Asset Fund 1,124 84 242 1,088
Edge MidCap Fund 506 3,737 3,140 (3,109)
Equity Income Account 963 7,191 28 4,393
Finisterre Emerging Markets Total Return Bond Fund 76 — — (128)
Global Real Estate Securities Fund 179 1,360 11 1,170
Government & High Quality Bond Account 71 78 — (208)
High Yield Fund 129 45 — (37)
Inflation Protection Fund — 5 — (71)
International Small Company Fund 109 161 537 (157)
LargeCap Growth Fund I 211 30 2,398 1,020
LargeCap Value Fund III 770 2 1,627 290
MidCap Account — — — 234
Origin Emerging Markets Fund 720 (242) 663 (2,271)
Overseas Fund 453 — — (321)
Principal Active Global Dividend Income ETF — 1,337 — (1,253)
Principal Capital Appreciation Fund 188 — 484 (597)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 44 — — 3
Principal U.S. Mega-Cap ETF 941 4,425 — 8,169
Principal U.S. Small-Cap Multi-Factor ETF 646 428 — 8,713
Short-Term Income Fund 51 170 21 (273)
Spectrum Preferred and Capital Securities Income Fund 260 76 — (169)
$ 8,820 $ 28,967 $ 13,938 $ 16,534
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 99.95% Shares Held Value (000's)
Money Market Funds - 1.96%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,795,091 $ 3,795
Principal Exchange-Traded Funds - 21.18%
Principal Active High Yield ETF
(a)
576,116 12,000
Principal Investment Grade Corporate Active
ETF
(a)
724,298 19,063
Principal U.S. Mega-Cap ETF
(a)
180,407 8,010
Principal U.S. Small-Cap Multi-Factor ETF
(a)
42,000 1,992
$ 41,065
Principal Funds, Inc. Class R-6 - 48.90%
Blue Chip Fund
(a)
241,801 9,924
Core Fixed Income Fund
(a)
3,486,506 34,551
Diversified International Fund
(a)
339,553 4,873
Diversified Real Asset Fund
(a)
953,149 12,601
Global Real Estate Securities Fund
(a)
688,463 8,179
High Yield Fund
(a)
286,974 2,086
Origin Emerging Markets Fund
(a)
131,564 1,718
Small- MidCap Dividend Income Fund
(a)
228,456 4,192
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,613,756 16,670
$ 94,794
Principal Funds, Inc. Institutional Class - 14.20%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
580,745 5,895
LargeCap Value Fund III
(a)
175,368 3,442
Principal Capital Appreciation Fund
(a)
48,661 3,243
Short-Term Income Fund
(a)
1,224,877 14,944
$ 27,524
Principal Variable Contracts Funds, Inc.  Class 1 - 13.71%
Equity Income Account
(a)
158,089 5,414
Government & High Quality Bond Account
(a)
2,232,065 21,160
$ 26,574
TOTAL INVESTMENT COMPANIES $ 193,752
Total Investments $ 193,752
Other Assets and Liabilities -  0.05% 100
TOTAL NET ASSETS - 100.00% $ 193,852
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 67.70%
Domestic Equity Funds 18.68%
Specialty Funds 6.50%
International Equity Funds 5.11%
Money Market Funds 1.96%
Other Assets and Liabilities
0.05%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 7,637 $ 3,283 $ 2,402 $ 9,924
Core Fixed Income Fund 19,176 20,825 4,622 34,551
Diversified International Fund 9,697 1,537 6,487 4,873
Diversified Real Asset Fund — 13,397 1,261 12,601
Edge MidCap Fund 2,368 110 2,708 —
Equity Income Account 15,609 2,052 14,259 5,414
Finisterre Emerging Markets Total Return Bond Fund — 6,153 70 5,895
Global Real Estate Securities Fund 6,226 5,880 5,687 8,179
Government & High Quality Bond Account 25,806 6,003 9,916 21,160
High Yield Fund 5,376 799 4,104 2,086
Inflation Protection Fund 11,519 451 11,837 —
LargeCap Value Fund III — 3,483 91 3,442
Origin Emerging Markets Fund — 2,837 896 1,718
Principal Active High Yield ETF 12,230 — 818 12,000
Principal Capital Appreciation Fund — 3,491 — 3,243
Principal Government Money Market Fund - Institutional Class 0.00% 559 10,566 7,330 3,795
Principal Investment Grade Corporate Active ETF 19,414 421 — 19,063
Principal U.S. Mega-Cap ETF 7,319 — 1,080 8,010
Principal U.S. Small-Cap Multi-Factor ETF 3,785 714 3,675 1,992
Short-Term Income Fund 22,584 2,928 10,182 14,944
Small- MidCap Dividend Income Fund — 4,570 681 4,192
Spectrum Preferred and Capital Securities Income Fund 14,891 3,845 1,840 16,670
$ 184,196 $ 93,345 $ 89,946 $ 193,752
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 89 $ (13) $ 634 $ 1,419
Core Fixed Income Fund 664 8 — (836)
Diversified International Fund 183 1,097 420 (971)
Diversified Real Asset Fund 687 3 148 462
Edge MidCap Fund — 675 — (445)
Equity Income Account 110 6,535 3 (4,523)
Finisterre Emerging Markets Total Return Bond Fund 110 (3) — (185)
Global Real Estate Securities Fund 189 459 11 1,301
Government & High Quality Bond Account 442 (196) — (537)
High Yield Fund 159 335 — (320)
Inflation Protection Fund — 920 — (1,053)
LargeCap Value Fund III 93 1 196 49
Origin Emerging Markets Fund 34 (89) 33 (134)
Principal Active High Yield ETF 513 34 — 554
Principal Capital Appreciation Fund 76 — 198 (248)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 598 — — (772)
Principal U.S. Mega-Cap ETF 135 358 — 1,413
Principal U.S. Small-Cap Multi-Factor ETF 58 1,077 — 91
Short-Term Income Fund 191 101 75 (487)
Small- MidCap Dividend Income Fund 18 39 — 264
Spectrum Preferred and Capital Securities Income Fund 713 (11) — (215)
$ 5,062 $ 11,330 $ 1,718 $ (5,173)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 99.93% Shares Held Value (000's)
Money Market Funds - 2.32%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
9,966,467 $ 9,966
Principal Exchange-Traded Funds - 19.13%
Principal U.S. Mega-Cap ETF
(a)
978,000 43,423
Principal U.S. Small-Cap Multi-Factor ETF
(a)
814,100 38,607
$ 82,030
Principal Funds, Inc. Class R-6 - 50.16%
Blue Chip Fund
(a)
1,491,120 61,196
Diversified International Fund
(a)
1,777,062 25,501
Diversified Real Asset Fund
(a)
1,470,661 19,442
Edge MidCap Fund
(a)
1,114,453 16,427
Global Real Estate Securities Fund
(a)
272,593 3,238
International Small Company Fund
(a)
834,169 9,801
LargeCap Growth Fund I
(a)
2,419,144 53,778
Origin Emerging Markets Fund
(a)
1,973,874 25,779
$ 215,162
Principal Funds, Inc. Institutional Class - 13.64%
LargeCap Value Fund III
(a)
1,713,105 33,629
Overseas Fund
(a)
1,470,275 15,482
Principal Capital Appreciation Fund
(a)
141,127 9,406
$ 58,517
Principal Variable Contracts Funds, Inc.  Class 1 - 14.68%
Equity Income Account
(a)
1,448,089 49,597
MidCap Account
(a)
178,801 13,367
$ 62,964
TOTAL INVESTMENT COMPANIES $ 428,639
Total Investments $ 428,639
Other Assets and Liabilities -  0.07% 308
TOTAL NET ASSETS - 100.00% $ 428,947
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 74.48%
International Equity Funds 12.65%
Fixed Income Funds 5.95%
Specialty Funds 4.53%
Money Market Funds 2.32%
Other Assets and Liabilities
0.07%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2021
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 49,500 $ 6,410 $ 3,214 $ 61,196
Diversified International Fund 68,142 5,659 49,566 25,501
Diversified Real Asset Fund — 20,987 2,306 19,442
Edge MidCap Fund 28,530 7,004 19,654 16,427
Equity Income Account 65,724 6,134 32,662 49,597
Global Real Estate Securities Fund 3,321 768 1,507 3,238
International Small Company Fund 6,854 4,663 1,557 9,801
LargeCap Growth Fund I 30,989 24,564 5,723 53,778
LargeCap Value Fund III 16,752 15,595 936 33,629
MidCap Account — 12,972 4 13,367
Origin Emerging Markets Fund 18,290 10,360 1,455 25,779
Overseas Fund — 16,318 33 15,482
Principal Capital Appreciation Fund — 10,112 — 9,406
Principal Government Money Market Fund - Institutional Class 0.00% 480 39,786 30,300 9,966
Principal U.S. Mega-Cap ETF 39,585 1,928 7,941 43,423
Principal U.S. Small-Cap Multi-Factor ETF 27,296 16,462 14,032 38,607
$ 355,463 $ 199,722 $ 170,890 $ 428,639
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 473 $ 59 $ 3,347 $ 8,441
Diversified International Fund 962 10,767 2,199 (9,501)
Diversified Real Asset Fund 1,070 9 227 752
Edge MidCap Fund 555 3,848 3,446 (3,301)
Equity Income Account 955 4,527 28 5,874
Global Real Estate Securities Fund 70 275 4 381
International Small Company Fund 144 101 712 (260)
LargeCap Growth Fund I 440 274 5,013 3,674
LargeCap Value Fund III 905 (3) 1,912 2,221
MidCap Account — — — 399
Origin Emerging Markets Fund 505 (99) 465 (1,317)
Overseas Fund 1,118 (2) — (801)
Principal Capital Appreciation Fund 220 — 566 (706)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF 745 1,838 — 8,013
Principal U.S. Small-Cap Multi-Factor ETF 639 371 — 8,510
$ 8,801 $ 21,965 $ 17,919 $ 22,379
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1 .63 % Shares Held Value (000's)
Money Market Funds - 1 .63%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
297,000 $ 297
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
1,990,631 1,991
$ 2,288
TOTAL INVESTMENT COMPANIES $ 2,288
BONDS - 92 .12%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .19%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 250 $ 260
Agriculture - 0 .26%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 100
4.35%, 03/15/2024 250 266
$ 366
Airlines - 0 .44%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
253 277
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 93 95
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
229 241
$ 613
Automobile Asset Backed Securities - 6 .29%
Americredit Automobile Receivables Trust 2019-1
2.97%, 11/20/2023 2 2
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 82 82
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 26 26
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 124 124
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 224 224
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024
(e)
53 53
0.61%, 02/18/2025
(e)
125 125
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025
(e)
156 156
CPS Auto Receivables Trust 2021-C
0.33%, 07/15/2024
(e)
202 202
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(e)
360 360
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
500 501
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
400 416
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
300 315
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(e)
475 465
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(e)
250 247
GM Financial Consumer Automobile Receivables
Trust 2021-1
0.23%, 11/16/2023 102 102
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(e)
15 15
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
750 791
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(e)
750 740
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 $ 26 $ 26
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 459 459
Santander Drive Auto Receivables Trust 2021-3
0.29%, 05/15/2024 177 177
0.33%, 03/17/2025 250 249
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
250 258
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
200 199
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(e)
673 673
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(e)
281 281
0.64%, 03/16/2026
(e)
250 249
Westlake Automobile Receivables Trust 2021-2
0.32%, 04/15/2025
(e)
947 944
World Omni Auto Receivables Trust 2021-A
0.17%, 02/15/2024 340 340
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 42 42
$ 8,843
Automobile Manufacturers - 0 .29%
Toyota Motor Credit Corp
2.60%, 01/11/2022 400 400
Banks - 17 .37%
Bank of America Corp
0.98%, 09/25/2025
(f)
500 494
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(f)
400 392
Secured Overnight Financing Rate + 1.01%
1.29%, 01/20/2023 350 350
3 Month USD LIBOR + 1.16%
1.32%, 06/19/2026
(f)
600 594
Secured Overnight Financing Rate + 1.15%
3.00%, 12/20/2023
(f)
430 439
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 750 804
Bank of Montreal
0.95%, 01/22/2027
(f)
300 290
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
1.18%, 10/30/2023 500 504
3 Month USD LIBOR + 1.05%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 301
Barclays PLC
2.28%, 11/24/2027
(f)
500 501
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BNP Paribas SA
3.50%, 03/01/2023
(e)
250 258
Capital One NA
1.28%, 01/30/2023 600 600
3 Month USD LIBOR + 1.15%
Citigroup Inc
0.78%, 10/30/2024
(f)
400 398
Secured Overnight Financing Rate + 0.69%
1.08%, 04/25/2022 200 200
3 Month USD LIBOR + 0.96%
1.12%, 01/28/2027
(f)
400 390
Secured Overnight Financing Rate + 0.77%
1.60%, 09/01/2023 500 504
3 Month USD LIBOR + 1.43%
3.50%, 05/15/2023 250 258
4.00%, 08/05/2024 274 292

Schedule of Investments
Short-Term Income Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.04%, 06/01/2024
(f)
$ 250 $ 261
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
4.21%, 06/12/2024
(e),(f)
500 520
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 175 173
0.96%, 11/08/2023 400 399
Fifth Third Bancorp
2.60%, 06/15/2022 800 806
3.65%, 01/25/2024 200 209
4.30%, 01/16/2024 400 423
First Republic Bank/CA
1.91%, 02/12/2024
(f)
250 253
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc/The
0.48%, 01/27/2023 300 299
0.59%, 11/17/2023 500 500
Secured Overnight Financing Rate + 0.54%
0.84%, 12/09/2026 300 302
Secured Overnight Financing Rate + 0.79%
1.22%, 12/06/2023 500 501
3.20%, 02/23/2023 300 308
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
200 205
Secured Overnight Financing Rate + 1.40%
ING Groep NV
3.15%, 03/29/2022 450 453
JPMorgan Chase & Co
1.02%, 04/25/2023 1,000 1,002
3 Month USD LIBOR + 0.90%
1.04%, 02/04/2027
(f)
200 194
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(f)
400 390
Secured Overnight Financing Rate + 0.80%
1.35%, 10/24/2023 500 503
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(f)
300 302
Secured Overnight Financing Rate + 1.46%
Morgan Stanley
0.53%, 01/25/2024
(f)
250 249
Secured Overnight Financing Rate + 0.46%
0.75%, 01/20/2023 368 368
Secured Overnight Financing Rate + 0.70%
1.52%, 10/24/2023 1,400 1,412
3 Month USD LIBOR + 1.40%
1.59%, 05/04/2027
(f)
250 247
Secured Overnight Financing Rate + 0.88%
4.10%, 05/22/2023 300 312
NatWest Group PLC
4.27%, 03/22/2025
(f)
250 265
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(e)
200 197
1.60%, 09/29/2026
(e)
750 738
Royal Bank of Canada
0.88%, 01/20/2026 300 292
Societe Generale SA
2.63%, 01/22/2025
(e)
300 308
Toronto-Dominion Bank/The
0.30%, 06/02/2023 300 298
0.75%, 01/06/2026
(g)
300 291
Truist Bank
2.45%, 08/01/2022 700 707
Truist Financial Corp
1.27%, 03/02/2027
(f)
348 341
Secured Overnight Financing Rate + 0.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS AG/London
1.75%, 04/21/2022
(e)
$ 250 $ 251
UBS Group AG
1.01%, 07/30/2024
(e),(f)
250 249
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
300 303
Wells Fargo & Co
1.65%, 06/02/2024
(f)
400 403
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(f)
200 203
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
400 407
Secured Overnight Financing Rate + 2.00%
3.07%, 01/24/2023 1,000 1,001
$ 24,414
Beverages - 0 .44%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 300 322
Keurig Dr Pepper Inc
0.75%, 03/15/2024 300 298
$ 620
Biotechnology - 1 .06%
Biogen Inc
3.63%, 09/15/2022 359 367
Gilead Sciences Inc
0.75%, 09/29/2023 1,124 1,119
$ 1,486
Building Materials - 0 .23%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 329
Chemicals - 0 .50%
Celanese US Holdings LLC
3.50%, 05/08/2024 200 209
Westlake Chemical Corp
3.60%, 07/15/2022 200 202
3.60%, 08/15/2026 268 287
$ 698
Commercial Mortgage Backed Securities - 10 .22%
BX 2021-LBA3 Mortgage Trust
0.80%, 10/15/2036
(e)
250 249
1.00 x 1 Month USD LIBOR + 0.69%
BX Commercial Mortgage Trust 2021-21M
0.84%, 10/15/2036
(e)
375 372
1.00 x 1 Month USD LIBOR + 0.73%
BX Commercial Mortgage Trust 2021-ACNT
0.96%, 11/15/2026
(e)
400 399
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
0.78%, 06/15/2038
(e)
300 298
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
0.76%, 05/15/2038
(e)
200 199
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
0.81%, 09/15/2036
(e)
1,000 997
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
0.80%, 10/15/2038
(e)
1,000 994
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
0.75%, 10/15/2026
(e)
375 372
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
0.62%, 10/15/2023
(e)
750 743
1.00 x 1 Month USD LIBOR + 0.51%

Schedule of Investments
Short-Term Income Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Cold Storage Trust 2020-ICE5
1.01%, 11/15/2037
(e)
$ 590 $ 589
1.00 x 1 Month USD LIBOR + 0.90%
ELP Commercial Mortgage Trust 2021-ELP
0.81%, 11/15/2038
(e)
750 746
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.22%, 09/25/2026 200 200
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.17%
0.44%, 12/25/2025 130 129
0.52%, 06/25/2025 210 207
0.52%, 11/25/2026 296 289
0.53%, 01/25/2025 173 171
0.57%, 05/25/2026 94 92
0.68%, 06/25/2026 2,776 2,719
0.81%, 10/25/2026 299 294
FRESB 2020-SB79 Mortgage Trust
0.80%, 07/25/2040
(h)
461 453
FRESB 2020-SB81Mortgage Trust
0.72%, 10/25/2040
(h)
141 138
FRESB 2021-SB82 Mortgage Trust
0.67%, 11/25/2025
(h)
272 266
FRESB 2021-SB83 Mortgage Trust
0.63%, 01/25/2026
(h)
239 234
FRESB 2021-SB91 Mortgage Trust
1.20%, 07/25/2041
(h)
200 199
Ginnie Mae
0.14%, 02/16/2055
(h),(i)
2,715 10
0.20%, 10/16/2054
(h),(i)
1,719 27
0.29%, 01/16/2054
(h),(i)
1,324 13
0.36%, 09/16/2055
(h),(i)
1,232 18
0.42%, 01/16/2055
(h),(i)
2,790 26
0.89%, 06/16/2045
(h),(i)
411 9
1.26%, 12/16/2036
(h),(i)
82 4
MHC Commercial Mortgage Trust 2021-MHC
0.91%, 04/15/2038
(e)
700 698
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
0.96%, 05/15/2023
(e)
400 398
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
0.81%, 07/15/2038
(e)
200 199
1.00 x 1 Month USD LIBOR + 0.70%
OPG Trust 2021-PORT
0.59%, 10/15/2036
(e)
1,000 991
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
0.83%, 11/15/2038
(e)
350 348
1.00 x 1 Month USD LIBOR + 0.73%
TPGI Trust 2021-DGWD
0.81%, 06/15/2026
(e)
275 274
1.00 x 1 Month USD LIBOR + 0.70%
$ 14,364
Computers - 1 .22%
Apple Inc
0.70%, 02/08/2026 300 294
1.13%, 05/11/2025 900 897
3.25%, 02/23/2026 139 149
Dell International LLC / EMC Corp
5.45%, 06/15/2023 52 55
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 316
$ 1,711
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0 .33%
Avery Dennison Corp
0.85%, 08/15/2024 $ 475 $ 468
Diversified Financial Services - 0 .89%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 500 499
2.45%, 10/29/2026 250 252
Capital One Bank USA NA
2.01%, 01/27/2023
(f)
250 250
Secured Overnight Financing Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 242 255
$ 1,256
Electric - 7 .24%
AES Corp/The
1.38%, 01/15/2026 400 388
Alabama Power Co
2.45%, 03/30/2022 250 251
Alliant Energy Finance LLC
1.40%, 03/15/2026
(e)
150 144
3.75%, 06/15/2023
(e)
900 932
American Electric Power Co Inc
0.61%, 11/01/2023 300 300
3 Month USD LIBOR + 0.48%
Black Hills Corp
1.04%, 08/23/2024 250 247
4.25%, 11/30/2023 750 788
Dominion Energy Inc
0.73%, 09/15/2023 350 350
3 Month USD LIBOR + 0.53%
3.07%, 08/15/2024
(h)
200 207
DTE Energy Co
1.05%, 06/01/2025 100 98
2.25%, 11/01/2022 250 253
2.53%, 10/01/2024 300 309
Duke Energy Corp
0.90%, 09/15/2025 250 243
Emera US Finance LP
0.83%, 06/15/2024 395 388
Entergy Louisiana LLC
0.62%, 11/17/2023 150 149
0.95%, 10/01/2024 500 494
Evergy Inc
2.45%, 09/15/2024 200 205
Exelon Corp
3.50%, 06/01/2022 500 505
Florida Power & Light Co
0.30%, 05/10/2023 200 199
Secured Overnight Financing Rate + 0.25%
Fortis Inc/Canada
3.06%, 10/04/2026 413 430
NextEra Energy Capital Holdings Inc
0.43%, 02/22/2023 200 200
3 Month USD LIBOR + 0.27%
0.45%, 11/03/2023 800 800
Secured Overnight Financing Rate + 0.40%
Public Service Enterprise Group Inc
0.80%, 08/15/2025 400 389
2.88%, 06/15/2024 100 103
San Diego Gas & Electric Co
1.91%, 02/01/2022 14 14
Southern California Edison Co
1.85%, 02/01/2022 30 30
Southwestern Electric Power Co
1.65%, 03/15/2026 400 397
Tucson Electric Power Co
3.05%, 03/15/2025 100 104

Schedule of Investments
Short-Term Income Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
$ 500 $ 518
Xcel Energy Inc
0.50%, 10/15/2023 500 497
1.75%, 03/15/2027 250 248
$ 10,180
Food - 1 .57%
JBS USA LUX SA / JBS USA Finance Inc
6.75%, 02/15/2028
(e)
362 390
Mars Inc
0.88%, 07/16/2026
(e)
500 485
Nestle Holdings Inc
0.38%, 01/15/2024
(e)
850 840
0.61%, 09/14/2024
(e)
500 493
$ 2,208
Forest Products & Paper - 0 .29%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
400 402
Gas - 0 .28%
NiSource Inc
0.95%, 08/15/2025 400 389
Healthcare - Products - 0 .35%
PerkinElmer Inc
0.55%, 09/15/2023 500 496
Healthcare - Services - 1 .26%
Centene Corp
4.25%, 12/15/2027 500 521
HCA Inc
5.25%, 06/15/2026 662 745
Humana Inc
0.65%, 08/03/2023 500 497
$ 1,763
Home Builders - 0 .15%
DR Horton Inc
2.50%, 10/15/2024 200 206
Home Furnishings - 0 .33%
Panasonic Corp
2.54%, 07/19/2022
(e)
200 202
2.68%, 07/19/2024
(e)
250 258
$ 460
Insurance - 4 .31%
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
750 795
Guardian Life Global Funding
0.88%, 12/10/2025
(e)
500 487
1.10%, 06/23/2025
(e)
550 545
MassMutual Global Funding II
0.85%, 06/09/2023
(e)
500 500
2.75%, 06/22/2024
(e)
500 518
Metropolitan Life Global Funding I
0.40%, 01/07/2024
(e)
300 296
0.90%, 06/08/2023
(e)
350 351
3.60%, 01/11/2024
(e)
600 631
New York Life Global Funding
0.72%, 06/10/2022
(e)
1,000 1,002
3 Month USD LIBOR + 0.52%
2.00%, 01/22/2025
(e)
200 204
2.30%, 06/10/2022
(e)
238 240
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(e)
500 485
$ 6,054
Internet - 0 .35%
eBay Inc
1.40%, 05/10/2026 500 492
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0 .18%
Otis Worldwide Corp
0.58%, 04/05/2023 $ 250 $ 250
3 Month USD LIBOR + 0.45%
Media - 0 .96%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 322
Sky Ltd
3.13%, 11/26/2022
(e)
130 133
ViacomCBS Inc
4.75%, 05/15/2025 450 493
Walt Disney Co/The
1.75%, 01/13/2026 400 404
$ 1,352
Mining - 0 .49%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
400 442
Glencore Funding LLC
1.63%, 09/01/2025
(e)
250 247
$ 689
Miscellaneous Manufacturers - 0 .21%
Siemens Financieringsmaatschappij NV
0.48%, 03/11/2024
(e)
300 301
Secured Overnight Financing Rate + 0.43%
Mortgage Backed Securities - 2 .98%
CHL Mortgage Pass-Through Trust 2003-46
2.24%, 01/19/2034
(h)
10 9
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 1 1
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(h)
12 12
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(e),(h)
131 132
JP Morgan Mortgage Trust 2004-A3
2.07%, 07/25/2034
(h)
10 9
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 19 20
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(e),(h)
5 5
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(e),(h)
388 390
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(e),(h)
186 187
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(e),(h)
458 462
PHH Mortgage Trust Series 2008-CIM1
2.35%, 06/25/2038 33 33
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(e),(h)
960 968
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(e),(h)
1 1
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(e),(h)
203 205
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(e),(h)
456 461
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(e),(h)
669 676
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(h)
16 16

Schedule of Investments
Short-Term Income Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(h)
$ 62 $ 63
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(h)
30 30
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(h)
294 298
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(e),(h)
122 122
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(e),(h)
81 82
$ 4,182
Office & Business Equipment - 0 .29%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 410
Oil & Gas - 1 .72%
BP Capital Markets PLC
3.81%, 02/10/2024 500 527
Chevron USA Inc
0.43%, 08/11/2023 300 299
0.69%, 08/12/2025 400 391
Coterra Energy Inc
4.38%, 06/01/2024
(e)
250 264
Exxon Mobil Corp
1.57%, 04/15/2023 150 152
2.99%, 03/19/2025 200 210
Phillips 66
3.85%, 04/09/2025 150 160
Suncor Energy Inc
2.80%, 05/15/2023 300 307
3.10%, 05/15/2025 100 105
$ 2,415
Oil & Gas Services - 0 .15%
Schlumberger Holdings Corp
3.75%, 05/01/2024
(e)
200 210
Other Asset Backed Securities - 10 .55%
AMMC CLO 15 Ltd
1.24%, 01/15/2032
(e)
600 600
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
1.22%, 10/22/2032
(e)
500 500
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
57 57
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
109 110
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
193 193
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(e)
512 509
CF Hippolyta LLC
1.53%, 03/15/2061
(e)
482 473
Dewolf Park CLO Ltd
1.04%, 10/15/2030
(e)
1,500 1,498
1.00 x 3 Month USD LIBOR + 0.92%
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(e)
228 228
KKR CLO 18 Ltd
1.06%, 07/18/2030
(e)
1,000 1,000
1.00 x 3 Month USD LIBOR + 0.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
KKR Lending Partners III Clo LLC
1.47%, 10/20/2030
(e)
$ 400 $ 400
1.00 x 3 Month USD LIBOR + 1.38%
1.64%, 10/20/2030
(e)
400 400
1.00 x 3 Month USD LIBOR + 1.55%
Lake Shore MM CLO III LLC
1.60%, 10/17/2031
(e)
1,000 997
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
1.06%, 10/21/2030
(e)
500 498
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
1.22%, 11/15/2029
(e)
250 250
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
1.44%, 04/15/2032
(e)
500 500
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
339 339
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(e)
286 286
MVW 2021-1W LLC
1.14%, 01/22/2041
(e)
85 83
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
65 65
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
137 141
Oaktree CLO 2019-4 Ltd
3.04%, 10/20/2032
(e)
1,000 1,000
1.00 x 3 Month USD LIBOR + 1.12%
Parliament Funding II ltd
1.49%, 10/20/2031
(e)
400 400
1.00 x 3 Month USD LIBOR + 1.25%
PFS Financing Corp
0.71%, 04/15/2026
(e)
250 246
0.93%, 08/15/2024
(e)
500 501
0.97%, 02/15/2026
(e)
350 348
2.23%, 10/15/2024
(e)
750 758
2.86%, 04/15/2024
(e)
250 252
Shackleton 2017-X CLO Ltd
1.01%, 04/20/2029
(e)
400 400
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
1.12%, 12/28/2029
(e)
250 250
1.00 x 3 Month USD LIBOR + 0.90%
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(e)
600 592
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 2 2
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 128 129
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 230 231
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
31 31
Volvo Financial Equipment LLC Series 2020-1
0.37%, 04/17/2023
(e)
225 225
Voya 2012-4 Ltd
1.12%, 10/15/2030
(e)
250 250
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
86 89
$ 14,831

Schedule of Investments
Short-Term Income Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .35%
Graphic Packaging International LLC
0.82%, 04/15/2024
(e)
$ 300 $ 295
1.51%, 04/15/2026
(e)
200 197
$ 492
Pharmaceuticals - 1 .95%
AbbVie Inc
2.60%, 11/21/2024 200 207
AstraZeneca PLC
0.70%, 04/08/2026 500 484
Bayer US Finance II LLC
3.88%, 12/15/2023
(e)
200 209
Bristol-Myers Squibb Co
0.54%, 11/13/2023 300 299
0.75%, 11/13/2025 300 292
Cigna Corp
0.61%, 03/15/2024 150 149
1.25%, 03/15/2026 300 296
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 500 498
Novartis Capital Corp
1.75%, 02/14/2025 300 304
$ 2,738
Pipelines - 2 .06%
Buckeye Partners LP
4.15%, 07/01/2023 400 410
Enterprise Products Operating LLC
3.50%, 02/01/2022 400 401
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
250 252
Kinder Morgan Inc
1.40%, 01/15/2023 500 504
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 825 869
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
200 204
TransCanada PipeLines Ltd
2.37%, 05/15/2067 305 261
3 Month USD LIBOR + 2.21%
$ 2,901
REITs - 3 .06%
American Tower Corp
2.40%, 03/15/2025 200 205
American Tower Trust #1
3.07%, 03/15/2048
(e)
1,225 1,226
3.65%, 03/15/2048
(e)
270 283
Crown Castle International Corp
1.35%, 07/15/2025 250 247
CubeSmart LP
4.00%, 11/15/2025 65 70
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 287
4.95%, 04/01/2024 250 267
SBA Tower Trust
1.63%, 05/15/2051
(e)
500 492
1.88%, 07/15/2050
(e)
125 125
2.33%, 07/15/2052
(e)
653 666
2.84%, 01/15/2050
(e)
225 231
Ventas Realty LP
3.50%, 04/15/2024 198 207
$ 4,306
Semiconductors - 0 .44%
Microchip Technology Inc
4.33%, 06/01/2023 200 208
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
200 209
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
$ 200 $ 207
$ 624
Software - 0 .77%
Oracle Corp
1.65%, 03/25/2026 300 298
Roper Technologies Inc
1.00%, 09/15/2025 300 293
VMware Inc
0.60%, 08/15/2023 500 496
$ 1,087
Student Loan Asset Backed Securities - 6 .79%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
101 104
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
121 124
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
195 198
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
92 92
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(e)
373 370
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(e)
469 460
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(e)
210 207
Keycorp Student Loan Trust 2000-b
0.43%, 07/25/2029 102 101
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.65%, 01/25/2037 228 228
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
18 19
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
45 46
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
131 133
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
205 206
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
210 209
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
239 238
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(e)
168 167
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(e)
158 156
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(e)
338 334
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(e)
186 183
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(e)
457 449
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(e)
482 473
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(e)
853 838

Schedule of Investments
Short-Term Income Account
December 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(e)
$ 276 $ 272
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(e)
534 531
SLM Private Credit Student Loan Trust 2004-A
0.60%, 06/15/2033 66 65
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.53%, 03/15/2024 114 114
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.49%, 06/15/2039 485 473
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.40%, 12/15/2039 193 189
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
0.61%, 01/15/2053
(e)
41 41
1.00 x 1 Month USD LIBOR + 0.50%
1.07%, 01/15/2053
(e)
247 240
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(e)
560 555
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(e)
1,000 984
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(e)
750 744
$ 9,543
Telecommunications - 2 .63%
AT&T Inc
1.05%, 02/15/2023 250 252
3 Month USD LIBOR + 0.89%
1.70%, 03/25/2026 600 597
Crown Castle Towers LLC
3.66%, 05/15/2045
(e)
100 104
4.24%, 07/15/2048
(e)
290 316
NTT Finance Corp
0.37%, 03/03/2023
(e)
200 199
0.58%, 03/01/2024
(e)
400 395
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(e)
934 978
5.15%, 03/20/2028
(e)
500 551
Verizon Communications Inc
0.84%, 03/20/2026 300 304
Secured Overnight Financing Rate + 0.79%
$ 3,696
Transportation - 0 .53%
Canadian Pacific Railway Co
1.35%, 12/02/2024 350 351
Ryder System Inc
1.75%, 09/01/2026 400 397
$ 748
Trucking & Leasing - 0 .15%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
200 210
TOTAL BONDS $ 129,463
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 5 .02%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .01%
2.34%, 09/01/2035 $ 6 $ 6
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .03%
1.64%, 04/01/2033 11 11
1.00 x 6 Month USD LIBOR + 1.51%
1.87%, 08/01/2034 3 4
1.00 x 12 Month USD LIBOR + 1.63%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
1.88%, 07/01/2034 $ 7 $ 7
1.00 x 12 Month USD LIBOR + 1.63%
2.02%, 12/01/2032 3 3
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 01/01/2035 4 4
1.00 x 12 Month USD LIBOR + 1.75%
2.18%, 02/01/2037 11 12
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.08%
2.21%, 02/01/2035 2 2
1.00 x 6 Month USD LIBOR + 2.06%
2.41%, 11/01/2032 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
8.00%, 05/01/2027 2 2
$ 46
U.S. Treasury - 2 .13%
0.13%, 10/15/2023 250 248
0.25%, 03/15/2024 400 395
0.38%, 10/31/2023 150 149
0.38%, 09/15/2024 650 641
1.25%, 08/31/2024 800 807
1.50%, 09/15/2022 750 756
$ 2,996
U.S. Treasury Bill - 2 .85%
0.03%, 01/13/2022
(j)
600 600
0.04%, 02/22/2022
(j)
600 600
0.04%, 03/10/2022
(j)
2,800 2,800
$ 4,000
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 7,048
Total Investments $ 138,799
Other Assets and Liabilities -  1.23% 1,733
TOTAL NET ASSETS - 100.00% $ 140,532
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $297 or
0.21% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $65,814 or 46.83% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $288 or 0.20% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security is an Interest Only Strip.
(j) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Short-Term Income Account
December 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 25 .63%
Asset Backed Securities 23 .63%
Mortgage Securities 13 .24%
Utilities 7 .52%
Consumer, Non-cyclical 7 .22%
Government 4 .98%
Communications 3 .94%
Energy 3 .93%
Technology 2 .72%
Industrial 1 .84%
Money Market Funds 1 .63%
Basic Materials 1 .28%
Consumer, Cyclical 1 .21%
Other Assets and Liabilities
1 .23%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,196 $ 85,174 $ 85,379 $ 1,991
$ 2,196 $ 85,174 $ 85,379 $ 1,991
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; March 2022 Short 15 $ 1,815 $ 4
Total $ 4
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
December 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 5.18% Shares Held Value (000's)
Money Market Funds - 5.18%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,619,728 $ 3,619
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
7,997,778 7,998
$ 11,617
TOTAL INVESTMENT COMPANIES $ 11,617
COMMON STOCKS - 98.06% Shares Held Value (000's)
Aerospace & Defense - 0.70%
AAR Corp
(d)
40,300 $ 1,573
Agriculture - 1.64%
Darling Ingredients Inc
(d)
44,100 3,056
Vital Farms Inc
(d)
34,800 628
$ 3,684
Airlines - 0.28%
Sun Country Airlines Holdings Inc
(d)
23,300 635
Apparel - 0.44%
Allbirds Inc
(d),(e)
9,900 149
Crocs Inc
(d)
6,500 834
$ 983
Automobile Parts & Equipment - 0.79%
Modine Manufacturing Co
(d)
57,500 580
Visteon Corp
(d)
10,800 1,200
$ 1,780
Banks - 6.02%
Ameris Bancorp 44,900 2,231
BancFirst Corp 10,600 748
Bancorp Inc/The
(d)
56,800 1,438
First Foundation Inc 32,200 800
First Interstate BancSystem Inc 35,900 1,460
First Merchants Corp 31,900 1,336
Independent Bank Corp 4,702 383
Independent Bank Corp/MI 21,000 501
Lakeland Bancorp Inc 26,200 498
Umpqua Holdings Corp 69,000 1,328
United Community Banks Inc/GA 77,420 2,782
$ 13,505
Biotechnology - 5.00%
2seventy bio Inc
(d)
7,466 191
ADC Therapeutics SA
(d)
14,600 295
Allogene Therapeutics Inc
(d)
23,600 352
Bluebird Bio Inc
(d)
20,600 206
Cellectis SA ADR
(d)
33,200 269
ChemoCentryx Inc
(d)
12,000 437
Denali Therapeutics Inc
(d)
26,100 1,164
Design Therapeutics Inc
(d),(e)
24,300 520
Horizon Therapeutics Plc
(d)
27,700 2,985
Immunocore Holdings PLC ADR
(d)
13,600 466
Insmed Inc
(d)
37,000 1,008
Iovance Biotherapeutics Inc
(d)
28,100 536
MacroGenics Inc
(d)
28,700 461
Magenta Therapeutics Inc
(d)
60,000 266
Olink Holding AB ADR
(d),(e)
34,400 626
Precision BioSciences Inc
(d)
72,800 539
Seagen Inc
(d)
5,800 897
$ 11,218
Building Materials - 1.78%
Builders FirstSource Inc
(d)
26,400 2,263
Masonite International Corp
(d)
14,600 1,722
$ 3,985
Chemicals - 1.92%
Atotech Ltd
(d)
80,300 2,049
Diversey Holdings Ltd
(d)
124,800 1,661
Koppers Holdings Inc
(d)
19,000 595
$ 4,305
Commercial Services - 4.09%
ABM Industries Inc 45,600 1,863
AMN Healthcare Services Inc
(d)
19,500 2,385
Coursera Inc
(d)
12,900 315
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
First Advantage Corp
(d)
20,300 $ 386
Heidrick & Struggles International Inc 17,400 761
Huron Consulting Group Inc
(d)
24,600 1,228
ICF International Inc 10,100 1,036
Medifast Inc 5,700 1,194
$ 9,168
Computers - 2.16%
ExlService Holdings Inc
(d)
16,600 2,403
KnowBe4 Inc
(d)
74,979 1,720
Sterling Check Corp
(d),(e)
35,667 732
$ 4,855
Consumer Products - 0.53%
Central Garden & Pet Co - A Shares
(d)
24,720 1,183
Cosmetics & Personal Care - 1.26%
Beauty Health Co/The
(d)
82,100 1,983
Honest Co Inc/The
(d)
105,300 852
$ 2,835
Distribution & Wholesale - 2.23%
Core & Main Inc
(d)
46,711 1,417
ThredUp Inc
(d),(e)
36,457 465
Titan Machinery Inc
(d)
28,000 943
WESCO International Inc
(d)
16,600 2,185
$ 5,010
Diversified Financial Services - 5.99%
Encore Capital Group Inc
(d)
38,800 2,410
Flywire Corp
(d)
26,500 1,009
Focus Financial Partners Inc
(d)
43,100 2,574
Janus Henderson Group PLC 36,500 1,531
Lazard Ltd 16,500 720
Moelis & Co 10,100 631
Piper Sandler Cos 14,270 2,547
Stifel Financial Corp 28,600 2,014
$ 13,436
Electric - 1.87%
Brookfield Renewable Corp 45,800 1,687
Portland General Electric Co 47,200 2,498
$ 4,185
Electrical Components & Equipment - 0.94%
EnerSys 22,000 1,739
nLight Inc
(d)
15,890 381
$ 2,120
Electronics - 3.66%
Advanced Energy Industries Inc 20,100 1,830
Atkore Inc
(d)
21,500 2,391
Mirion Technologies Inc
(d),(e)
75,800 794
Mirion Technologies Inc - Warrants
(d)
45,150 113
TD SYNNEX Corp 13,600 1,555
Vishay Intertechnology Inc 69,600 1,522
$ 8,205
Energy - Alternate Sources - 0.29%
Array Technologies Inc
(d)
40,800 640
Engineering & Construction - 2.19%
Dycom Industries Inc
(d)
27,800 2,607
MYR Group Inc
(d)
14,000 1,548
Tutor Perini Corp
(d)
61,386 759
$ 4,914
Entertainment - 2.88%
Caesars Entertainment Inc
(d)
24,700 2,310
Golden Entertainment Inc
(d)
44,500 2,249
Vail Resorts Inc 5,800 1,902
$ 6,461
Food - 0.79%
Performance Food Group Co
(d)
38,618 1,772
Gas - 0.75%
Southwest Gas Holdings Inc 24,100 1,688
Hand & Machine Tools - 1.11%
Regal Rexnord Corp 14,587 2,482

Schedule of Investments
SmallCap Account
December 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 2.86%
Adaptive Biotechnologies Corp
(d)
21,800 $ 612
Castle Biosciences Inc
(d)
16,500 707
Natera Inc
(d)
29,100 2,717
Nevro Corp
(d)
17,600 1,427
STAAR Surgical Co
(d)
10,500 959
$ 6,422
Healthcare - Services - 3 .78%
Accolade Inc
(d)
15,000 395
Addus HomeCare Corp
(d)
19,300 1,805
Amedisys Inc
(d)
7,800 1,262
Aveanna Healthcare Holdings Inc
(d)
93,900 695
LifeStance Health Group Inc
(d),(e)
91,400 870
Syneos Health Inc
(d)
28,300 2,906
Teladoc Health Inc
(d)
5,900 542
$ 8,475
Holding Companies - Diversified - 0.01%
Cazoo Group Ltd - Warrants
(d)
21,550 19
Home Builders - 1.45%
Taylor Morrison Home Corp
(d)
92,900 3,248
Home Furnishings - 0.24%
Purple Innovation Inc
(d)
40,434 537
Insurance - 1.67%
CNO Financial Group Inc 53,100 1,266
Hanover Insurance Group Inc/The 16,100 2,110
Reinsurance Group of America Inc 3,300 361
$ 3,737
Internet - 1.58%
Eventbrite Inc
(d)
80,200 1,399
Lulu's Fashion Lounge Holdings Inc
(d)
63,500 650
Revolve Group Inc
(d)
26,900 1,507
$ 3,556
Iron & Steel - 0.96%
Cleveland-Cliffs Inc
(d)
98,500 2,144
Leisure Products & Services - 1.22%
Life Time Group Holdings Inc
(d),(e)
122,000 2,100
Lindblad Expeditions Holdings Inc
(d)
41,000 639
$ 2,739
Machinery - Diversified - 0.68%
Zurn Water Solutions Corp 42,200 1,536
Media - 0.46%
World Wrestling Entertainment Inc 21,000 1,036
Metal Fabrication & Hardware - 0.21%
Xometry Inc
(d),(e)
9,327 478
Mining - 0.93%
Alcoa Corp 27,420 1,634
Piedmont Lithium Inc
(d),(e)
8,600 451
$ 2,085
Miscellaneous Manufacturers - 0.67%
Hillenbrand Inc 29,000 1,508
Office Furnishings - 0.39%
HNI Corp 21,000 883
Oil & Gas - 1.65%
PDC Energy Inc 42,655 2,081
Pioneer Natural Resources Co 8,953 1,628
$ 3,709
Oil & Gas Services - 1.10%
Bristow Group Inc
(d)
20,494 649
ChampionX Corp
(d)
90,100 1,821
$ 2,470
Packaging & Containers - 0.46%
Graphic Packaging Holding Co 52,500 1,024
Pharmaceuticals - 1.16%
Collegium Pharmaceutical Inc
(d)
47,400 886
Dexcom Inc
(d)
2,000 1,074
PMV Pharmaceuticals Inc
(d)
28,200 651
$ 2,611
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 6.56%
Agree Realty Corp 38,800 $ 2,769
Cousins Properties Inc 63,401 2,554
First Industrial Realty Trust Inc 46,900 3,105
Ladder Capital Corp 79,000 947
Pebblebrook Hotel Trust 104,420 2,336
Rexford Industrial Realty Inc 37,200 3,017
$ 14,728
Retail - 5.56%
BJ's Wholesale Club Holdings Inc
(d)
29,000 1,942
Bloomin' Brands Inc
(d)
51,500 1,080
Brinker International Inc
(d)
10,600 388
Caleres Inc 97,300 2,207
Cazoo Group Ltd
(d),(e)
55,600 335
Petco Health & Wellness Co Inc
(d)
52,150 1,032
Portillo's Inc
(d),(e)
37,000 1,389
Rush Enterprises Inc - Class A 30,600 1,703
Sally Beauty Holdings Inc
(d)
76,200 1,407
Vroom Inc
(d)
39,600 427
World Fuel Services Corp 21,300 564
$ 12,474
Savings & Loans - 1.85%
Provident Financial Services Inc 48,300 1,170
Sterling Bancorp/DE 116,000 2,991
$ 4,161
Semiconductors - 3.49%
Allegro MicroSystems Inc
(d)
76,800 2,779
Entegris Inc 17,000 2,356
SiTime Corp
(d)
9,200 2,691
$ 7,826
Software - 8.32%
Aspen Technology Inc
(d)
8,200 1,248
AvidXchange Holdings Inc
(d)
20,900 315
Bentley Systems Inc 9,900 478
BigCommerce Holdings Inc
(d)
8,800 311
Clear Secure Inc
(d)
12,858 403
Concentrix Corp 13,800 2,465
DigitalOcean Holdings Inc
(d)
27,900 2,241
DoubleVerify Holdings Inc
(d)
17,356 578
Doximity Inc
(d)
12,200 612
Duck Creek Technologies Inc
(d)
7,200 217
Enfusion Inc
(d)
25,100 526
Freshworks Inc
(d),(e)
12,300 323
Jamf Holding Corp
(d)
22,200 844
Manhattan Associates Inc
(d)
15,900 2,472
Paymentus Holdings Inc
(d),(e)
29,100 1,018
Privia Health Group Inc
(d)
46,100 1,193
SentinelOne Inc
(d),(e)
10,700 540
Signify Health Inc
(d)
27,100 385
Sophia Genetics SA
(d),(e)
25,101 354
Sprout Social Inc
(d)
23,700 2,149
$ 18,672
Telecommunications - 0.24%
Switch Inc 18,600 533
Transportation - 1.25%
Atlas Air Worldwide Holdings Inc
(d)
11,975 1,127
Hub Group Inc
(d)
19,900 1,676
$ 2,803
TOTAL COMMON STOCKS $ 220,036
Total Investments $ 231,653
Other Assets and Liabilities -  (3.24)% (7,266)
TOTAL NET ASSETS - 100.00% $ 224,387

Schedule of Investments
SmallCap Account
December 31, 2021
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,640 or
3.40% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,397 or 3.30% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22.09%
Consumer, Non-cyclical 21.11%
Consumer, Cyclical 15.48%
Technology 13.97%
Industrial 13.65%
Money Market Funds 5.18%
Basic Materials 3.81%
Energy 3.04%
Utilities 2.62%
Communications 2.28%
Diversified 0.01%
Other Assets and Liabilities
(3.24)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales December 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,177 $ 174,814 $ 167,993 $ 7,998
$ 1,177 $ 174,814 $ 167,993 $ 7,998
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
December 31, 2021
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
BLUE CHIP ACCOUNT
Class 3 shares
2021 $ 10.34 ( $ 0.08) $ 2.64 $ 2.56 $ – ( $ 0 .09) ( $ 0.09) $ 12.81
2020(d) 10.00 – 0.34 0.34 – – – 10.34
BOND MARKET INDEX ACCOUNT
Class 1 shares
2021 11.21 0.17 (0.37) (0.20) (0.22) (0.03) (0.25) 10.76
2020 10.72 0.23 0.55 0.78 (0.29) – (0.29) 11.21
2019 10.15 0.28 0.58 0.86 (0.29) – (0.29) 10.72
2018 10.39 0.26 (0.28) (0.02) (0.22) – (0.22) 10.15
2017 10.25 0.22 0.11 0.33 (0.19) – (0.19) 10.39
CORE PLUS BOND ACCOUNT
Class 1 shares
2021 12.15 0.25 (0.30) (0.05) (0.32) (0.30) (0.62) 11.48
2020 11.50 0.23 0.86 1.09 (0.44) – (0.44) 12.15
2019 10 .81 0.34 0.72 1.06 (0.37) – (0.37) 11.50
2018 11.35 0.36 (0.52) (0.16) (0.38) – (0.38) 10.81
2017 11.15 0.35 0.18 0.53 (0.33) – (0.33) 11.35
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2021 17.58 0.36 1.55 1.91 (0.40) (0.98) (1.38) 18.11
2020 16.52 0.36 1.70 2.06 (0.40) (0.60) (1.00) 17.58
2019 14.87 0.36 2.34 2.70 (0.35) (0.70) (1.05) 16.52
2018 15.98 0.31 (0.78) (0.47) (0.43) (0.21) (0.64) 14.87
2017(g) 15.36 0.45 0.65 1.10 (0.26) (0.22) (0.48) 15.98
Class 2 shares
2021 17.61 0.31 1.57 1.88 (0.36) (0.98) (1.34) 18.15
2020 16.55 0.32 1.70 2.02 (0.36) (0.60) (0.96) 17.61
2019 14.88 0.32 2.36 2.68 (0.31) (0.70) (1.01) 16.55
2018 15.99 0.27 (0.78) (0.51) (0.39) (0.21) (0.60) 14.88
2017 14.76 0.35 1.32 1.67 (0.22) (0.22) (0.44) 15.99
Class 3 shares
2021 17.58 0.68 1.16 1.84 (0.40) (0.98) (1.38) 18.04
2020(d) 17.32 0.05 0.21 0.26 – – – 17.58

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
24.72% $ 13,515 1.05% (c) – % (0.63) % 12.5%
3.40 (e) 5,170 1.05 (c),(f) – (0.66) (f) 54.6 (f)
(1.83) 2,900,608 0.14 – 1.58 130.5
7.29 2,735,259 0.14 – 2.04 104.0
8.47 2,539,460 0.15 (c) – 2.60 93.6
(0.19) 2,213,355 0.15 (c) – 2.52 123.1
3.27 2,448,068 0.23 (c) – 2.10 108.9
(0.45) 236,382 0.47 – 2.12 150.8
9.55 255,956 0.47 – 1.92 210.3
9.81 252,874 0.47 – 2.99 152.4
(1.41) 280,760 0.47 – 3.27 127.5
4.81 293,662 0.46 – 3.08 123.5
11.06 41,982 0.05 – 2.00 14.3
12.96 40,515 0.05 – 2.18 23.6
18.43 40,694 0.05 – 2.25 16.9
(3.14) 36,763 0.05 – 1.95 15.7
7.27 (e) 42,702 0.05 (f) – 4.27 (f) 13.9
10.83 962,935 0.30 – 1.72 14.3
12.63 979,751 0.30 – 1.95 23.6
18.23 988,264 0.30 (h) 0.30 (i) 1.96 16.9
(3.40) 968,449 0.30 (h) 0.30 (i) 1.69 15.7
11.43 1,131,373 0.30 (h) 0.30 (i) 2.27 13.9
10.65 327 0.45 – 3.79 14.3
1.50 (e) 10 0.45 (f) – 4.31 (f) 23.6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020 date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Period from May 1, 2017 date operations commenced, through December 31, 2017.
(h) Reflects Manager's voluntary expense limit.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2021 $ 13.65 $ 0.32 $ 1.03 $ 1.35 ( $ 0.25) ( $ 0.32) ( $ 0.57) $ 14.43
2020 12.91 0.24 1.26 1.50 (0.25) (0.51) (0.76) 13.65
2019 11.34 0.23 1.74 1.97 (0.21) (0.19) (0.40) 12.91
2018 12.25 0.19 (0.55) (0.36) (0.46) (0.09) (0.55) 11.34
2017 11.27 0.43 0.78 1.21 (0.15) (0.08) (0.23) 12.25
Class 3 shares
2021 13.65 0.31 1.02 1.33 (0.28) (0.32) (0.60) 14.38
2020(d) 13.46 0.04 0.15 0.19 – – – 13.65
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2021 12.40 0.22 1.02 1.24 (0.17) (0.20) (0.37) 13.27
2020 11.71 0.20 0.81 1.01 (0.18) (0.14) (0.32) 12.40
2019 10.31 0.28 1.30 1.58 (0.09) (0.09) (0.18) 11.71
2018 10.80 0.20 (0.58) (0.38) (0.08) (0.03) (0.11) 10.31
2017(h) 10.00 0.27 0.53 0.80 – – – 10.80
Class 3 shares
2021 12.40 0.19 1.03 1.22 (0.19) (0.20) (0.39) 13.23
2020(d) 12.22 0.04 0.14 0.18 – – – 12.40
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2021 20.15 0.37 2.56 2.93 (0.38) (1.02) (1.40) 21.68
2020 18.69 0.35 2.12 2.47 (0.37) (0.64) (1.01) 20.15
2019 16.29 0.34 3.06 3.40 (0.33) (0.67) (1.00) 18.69
2018 17.66 0.30 (1.03) (0.73) (0.45) (0.19) (0.64) 16.29
2017 15.93 0.43 1.79 2.22 (0.23) (0.26) (0.49) 17.66
Class 3 shares
2021 20.15 0.42 2.48 2.90 (0.43) (1.02) (1.45) 21.60
2020(d) 19.80 0.07 0.28 0.35 – – – 20.15

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
9.94% $ 184,060 0.31% (c) – % 2.24% 18.7%
12.03 185,139 0.31 (c) – 1.84 25.0
17.48 176,235 0.31 (c) – 1.90 21.3
(3.20) 162,166 0.31 (c) – 1.59 16.2
10.90 181,005 0.31 (c) – 3.65 13.6
9.81 11 0.46 – 2.17 18.7
1.41 (e) 10 0.46 (f) – 4.31 (f) 25.0
10.08 229,787 0.38 – 1.67 47.6
8.82 184,469 0.38 (c) – 1.73 83.5
15.47 145,371 0.38 (c) – 2.47 33.1
(3.71) (g) 66,983 0.38 (c) – 1.90 99.6
8.10 (e),(g) 36,522 0.39 (c),(f) – 3.36 (f) 8.0 (f)
9.94 11 0.53 – 1.48 47.6
1.47 (e) 10 0.53 (f) – 5.62 (f) 83.5
14.79 3,974,179 0.30 – 1.74 14.7
13.76 3,853,082 0.30 – 1.89 23.0
21.20 3,772,145 0.30 (i) 0.30 (j) 1.89 16.0
(4 .51) (g) 3,488,312 0.30 (i) 0.30 (j) 1.69 15.5
14.21 (g) 3,945,713 0.30 (i) 0.30 (j) 2.52 10.9
14.63 277 0.45 – 2.00 14.7
1.77 (e) 10 0.45 (f) – 5.91 (f) 23.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020 date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from March 30, 2017 date operations commenced, through December 31, 2017.
(i) Reflects Manager's voluntary expense limit.
(j) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2021 $ 14.33 $ 0.36 $ 1 .58 $ 1.94 ( $ 0.24) ( $ 0.37) ( $ 0.61) $ 15.66
2020 13.53 0.23 1.46 1.69 (0.25) (0.64) (0.89) 14.33
2019 11.61 0.23 2.09 2.32 (0.20) (0.20) (0.40) 13.53
2018 12.72 0.19 (0.66) (0.47) (0.54) (0.10) (0.64) 11.61
2017 11.46 0.52 0.99 1.51 (0.15) (0.10) (0.25) 12.72
Class 3 shares
2021 14.33 0.35 1.56 1.91 (0.28) (0.37) (0.65) 15 .59
2020(d) 14.09 0.05 0.19 0.24 – – – 14.33
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2021 12.68 0.23 1.52 1.75 (0.16) (0.20) (0.36) 14.07
2020 12.00 0.19 0.86 1.05 (0.18) (0.19) (0.37) 12.68
2019 10.37 0.26 1.55 1.81 (0.10) (0.08) (0.18) 12.00
2018 10.97 0.21 (0.71) (0.50) (0.07) (0.03) (0.10) 10.37
2017(g) 10.00 0.30 0.67 0.97 – – – 10.97
Class 3 shares
2021 12.68 0.20 1.53 1.73 (0.18) (0.20) (0.38) 14.03
2020(d) 12.47 0.05 0.16 0.21 – – – 12.68
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2021 14.82 0.26 0.77 1.03 (0.29) (0.35) (0.64) 15.21
2020 13.82 0.30 1.23 1.53 (0.28) (0.25) (0.53) 14.82
2019 12.46 0.29 1.58 1.87 (0.22) (0.29) (0.51) 13.82
2018 13.12 0.22 (0.51) (0.29) (0.28) (0.09) (0.37) 12.46
2017 12.34 0.26 0.82 1.08 (0.18) (0.12) (0.30) 13.12
Class 3 shares
2021 14.82 0.58 0 .42 1.00 (0.32) (0.35) (0.67) 15.15
2020(d) 14.65 0.02 0.15 0.17 – – – 14.82

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
13.70% $ 388,912 0.30% – % 2.39% 17.4%
13.06 378,238 0.30 (c) – 1.74 22.3
20.18 353,687 0.31 (c) – 1.80 18.8
(4.07) 325,228 0.30 (c) – 1.53 16.3
13.34 355,062 0.30 (c) – 4.30 12.5
13.44 12 0.45 – 2.31 17.4
1.70 (e) 10 0.45 (f) – 5.91 (f) 22.3
13.89 1,277,128 0.37 – 1.69 57.4
8.98 995,575 0.37 – 1.63 85.9
17.57 765,417 0.37 (c) – 2.32 36.2
(4.60) 384,706 0.37 (c) – 1.96 103.6
9.70 (e) 171,769 0.38 (c),(f) – 3.80 (f) 0.9 (f)
13.74 12 0.52 – 1.46 57.4
1.68 (e) 10 0.52 (f) – 7.20 (f) 85.9
6.96 325,983 0.30 (h) 0.30 (i) 1.75 24.8
11.27 323,525 0.30 (h) 0.30 (i) 2.10 31.2
15.16 279,888 0.31 (h) 0.31 (i) 2.16 25.6
(2.38) 241,331 0.30 (h) 0.30 (i) 1.72 22.8
8.81 268,135 0.30 (h) 0.30 (i) 2.06 21.2
6.78 781 0.45 – 3.83 24.8
1.16 (e) 10 0.45 (f) – 2.69 (f) 31.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020 date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Period from March 30, 2017 date operations commenced, through December 31, 2017.
(h) Reflects Manager's voluntary expense limit.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2021 $ 17.77 $ 0.28 $ 1.46 $ 1.74 ( $ 0.25) ( $ 0.09) ( $ 0.34) $ 19.17
2020 15.71 0.18 2.29 2.47 (0.41) – (0.41) 17.77
2019 13.72 0.28 2.75 3.03 (0.26) (0.78) (1.04) 15.71
2018 17.01 0.31 (3.25) (2.94) (0.35) – (0.35) 13.72
2017 13.42 0.21 3.67 3.88 (0.29) – (0.29) 17.01
EQUITY INCOME ACCOUNT
Class 1 shares
2021 28.54 0.55 5.82 6.37 (0.64) (0.02) (0.66) 34.25
2020 28.19 0.55 1.08 1.63 (0.52) (0.76) (1.28) 28.54
2019 22.86 0.56 6.00 6.56 (0.51) (0.72) (1.23) 28.19
2018 26.08 0.64 (1.72) (1.08) (0.52) (1.62) (2.14) 22.86
2017 23.20 0.56 4.14 4.70 (0.58) (1.24) (1.82) 26.08
Class 2 shares
2021 28.26 0.47 5.75 6.22 (0.59) (0.02) (0.61) 33.87
2020 27.93 0.48 1.06 1.54 (0.45) (0.76) (1.21) 28.26
2019 22.66 0.49 5.95 6.44 (0.45) (0.72) (1.17) 27.93
2018 25.87 0.57 (1.70) (1.13) (0.46) (1.62) (2.08) 22.66
2017 23.03 0.49 4.11 4.60 (0.52) (1.24) (1.76) 25.87
Class 3 shares
2021 28.53 0.47 5.76 6.23 (0.64) (0.02) (0.66) 34.10
2020(c) 27.94 0.03 0.56 0.59 – – – 28.53
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2021 9.83 0.04 (0.17) (0.13) (0.22) – (0.22) 9.48
2020 9.81 0.12 0.16 0.28 (0.26) – (0.26) 9.83
2019 9.47 0.22 0.39 0.61 (0.27) – (0.27) 9.81
2018 9.76 0.23 (0.15) 0.08 (0.37) – (0.37) 9.47
2017 9.98 0.31 (0.12) 0.19 (0.41) – ( 0 .41) 9.76
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2021 19.94 0.21 (0.08) 0.13 (0.09) (0.31) (0.40) 19.67
2020 17.13 0.12 3.10 3.22 (0.41) – (0.41) 19.94
2019 15.12 0.40 2.20 2.60 (0.15) (0.44) (0.59) 17.13
2018 19.40 0.19 (4.25) (4.06) (0.22) – (0.22) 15.12
2017 13.94 0.15 5.53 5.68 (0.22) – (0.22) 19.40

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
9.75% $ 299,426 0.90% 1.49% 36.6%
16.16 291,726 0.92 1.19 47.1
22.69 266,768 0.93 1.86 43.7
(17.54) 233,612 0.91 1.91 59.3
29.06 292,975 0.91 1.37 42.8
22.47 701,625 0.47 1.73 9.6
6.43 755,882 0.48 2.18 21.0
29.09 741,311 0.47 2.16 17.9
(5.01) 636,177 0.49 2.47 13.2
21.08 572,629 0.50 2.26 15.9
22.15 53,723 0.72 1.48 9.6
6.15 33,951 0.73 1.93 21.0
28.78 31,874 0.72 1.91 17.9
(5.24) 25,207 0.74 2.23 13.2
20.77 27,469 0.75 2.00 15.9
21.97 148 0.87 1.43 9.6
2.11 (d) 10 0.88 (e) 1.88 (e) 21.0
(1.32) 197,777 0.50 0.40 360.7
2.87 227,996 0.51 1.22 124.6
6.45 241,332 0.51 2.26 22.5
0.91 219,612 0.51 2.43 17.4
1.88 241,839 0.51 3.09 24.3
0.58 90,815 1.18 (f) 1.01 35.7
19.23 93,839 1.21 (f),(g) 0.71 57.6
17.60 89,729 1.20 (f) 2.46 112.5
(21.02) 83,366 1.35 (f) 1.05 121.8
40.84 114,735 1.35 (f) 0.91 98.6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Period from December 9, 2020 date operations commenced, through December 31, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes .01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2021 $ 48 .46 ( $ 0 .14 ) $ 10 .65 $ 10 .51 $ – ( $ 6 .49 ) ( $ 6 .49 ) $ 52 .48
2020 37 .64 ( 0 .06 ) 13 .36 13 .30 ( 0 .01 ) ( 2 .47 ) ( 2 .48 ) 48 .46
2019 30 .10 0 .01 10 .27 10 .28 ( 0 .02 ) ( 2 .72 ) ( 2 .74 ) 37 .64
2018 31 .18 0 .03 1 .41 1 .44 ( 0 .01 ) ( 2 .51 ) ( 2 .52 ) 30 .10
2017 24 .55 0 .01 8 .13 8 .14 ( 0 .01 ) ( 1 .50 ) ( 1 .51 ) 31 .18
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2021 21 .94 0 .27 5 .77 6 .04 ( 0 .35 ) ( 2 .10 ) ( 2 .45 ) 25 .53
2020 20 .19 0 .31 3 .12 3 .43 ( 0 .37 ) ( 1 .31 ) ( 1 .68 ) 21 .94
2019 16 .39 0 .34 4 .66 5 .00 ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 20 .19
2018 18 .06 0 .36 ( 1 .06 ) ( 0 .70 ) ( 0 .32 ) ( 0 .65 ) ( 0 .97 ) 16 .39
2017 15 .44 0 .29 2 .97 3 .26 ( 0 .29 ) ( 0 .35 ) ( 0 .64 ) 18 .06
Class 2 shares
2021 21 .65 0 .21 5 .69 5 .90 ( 0 .32 ) ( 2 .10 ) ( 2 .42 ) 25 .13
2020 19 .97 0 .26 3 .07 3 .33 ( 0 .34 ) ( 1 .31 ) ( 1 .65 ) 21 .65
2019 16 .24 0 .29 4 .62 4 .91 ( 0 .35 ) ( 0 .83 ) ( 1 .18 ) 19 .97
2018 17 .95 0 .32 ( 1 .07 ) ( 0 .75 ) ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 16 .24
2017 15 .38 0 .25 2 .95 3 .20 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .95
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2021 16 .90 0 .15 4 .02 4 .17 ( 0 .23 ) ( 1 .98 ) ( 2 .21 ) 18 .86
2020 15 .06 0 .20 2 .24 2 .44 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 16 .90
2019 12 .74 0 .23 3 .36 3 .59 ( 0 .24 ) ( 1 .03 ) ( 1 .27 ) 15 .06
2018 13 .42 0 .23 ( 0 .71 ) ( 0 .48 ) ( 0 .20 ) – ( 0 .20 ) 12 .74
2017 12 .15 0 .18 2 .11 2 .29 ( 0 .18 ) ( 0 .84 ) ( 1 .02 ) 13 .42

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
21 .89% $ 706,656 0 .66% (c) ( 0 .26 ) % 22 .1%
36 .20 612,357 0 .69 (c) ( 0 .14 ) 42 .2
34 .92 502,653 0 .71 (c) 0 .03 30 .4
3 .60 296,139 0 .74 (c) 0 .08 36 .9
33 .71 302,147 0 .75 (c) 0 .03 36 .2
28 .33 3,162,615 0 .25 1 .11 2 .6
18 .08 2,892,842 0 .25 1 .60 11 .1
31 .10 2,693,344 0 .25 1 .80 3 .5
( 4 .58 ) 2,378,088 0 .25 1 .94 8 .7
21 .49 2,563,986 0 .25 1 .71 3 .0
28 .05 46,634 0 .50 0 .86 2 .6
17 .77 27,801 0 .50 1 .35 11 .1
30 .82 15,834 0 .50 1 .56 3 .5
( 4 .90 ) 7,081 0 .50 1 .77 8 .7
21 .20 3,234 0 .50 1 .46 3 .0
25 .55 239,895 0 .46 0 .84 2 .6
16 .67 235,112 0 .46 1 .31 8 .9
28 .92 217,779 0 .47 1 .59 3 .8
( 3 .73 ) 205,655 0 .46 1 .64 11 .2
19 .55 222,026 0 .46 (c) 1 .40 3 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
MIDCAP ACCOUNT
Class 1 shares
2021 $ 63 .69 $ – $ 15 .93 $ 15 .93 ( $ 0 .09 ) ( $ 4 .77 ) ( $ 4 .86 ) $ 74 .76
2020 59 .93 0 .08 9 .93 10 .01 ( 0 .44 ) ( 5 .81 ) ( 6 .25 ) 63 .69
2019 48 .53 0 .43 19 .93 20 .36 ( 0 .17 ) ( 8 .79 ) ( 8 .96 ) 59 .93
2018 59 .42 0 .17 ( 2 .93 ) ( 2 .76 ) ( 0 .17 ) ( 7 .96 ) ( 8 .13 ) 48 .53
2017 50 .96 0 .19 12 .48 12 .67 ( 0 .32 ) ( 3 .89 ) ( 4 .21 ) 59 .42
Class 2 shares
2021 63 .08 ( 0 .18 ) 15 .76 15 .58 – ( 4 .77 ) ( 4 .77 ) 73 .89
2020 59 .42 ( 0 .07 ) 9 .84 9 .77 ( 0 .30 ) ( 5 .81 ) ( 6 .11 ) 63 .08
2019 48 .19 0 .28 19 .77 20 .05 ( 0 .03 ) ( 8 .79 ) ( 8 .82 ) 59 .42
2018 59 .05 0 .02 ( 2 .89 ) ( 2 .87 ) ( 0 .03 ) ( 7 .96 ) ( 7 .99 ) 48 .19
2017 50 .69 0 .05 12 .39 12 .44 ( 0 .19 ) ( 3 .89 ) ( 4 .08 ) 59 .05
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2021 34 .30 0 .28 9 .13 9 .41 ( 0 .33 ) ( 1 .51 ) ( 1 .84 ) 41 .87
2020 30 .72 0 .31 5 .21 5 .52 ( 0 .41 ) ( 1 .53 ) ( 1 .94 ) 34 .30
2019 25 .86 0 .38 7 .77 8 .15 ( 0 .50 ) ( 2 .79 ) ( 3 .29 ) 30 .72
2018 28 .54 0 .44 ( 1 .19 ) ( 0 .75 ) ( 0 .34 ) ( 1 .59 ) ( 1 .93 ) 25 .86
2017 23 .94 0 .28 4 .66 4 .94 ( 0 .34 ) – ( 0 .34 ) 28 .54
Class 2 shares
2021 33 .81 0 .18 8 .99 9 .17 ( 0 .28 ) ( 1 .51 ) ( 1 .79 ) 41 .19
2020 30 .32 0 .24 5 .13 5 .37 ( 0 .35 ) ( 1 .53 ) ( 1 .88 ) 33 .81
2019 25 .58 0 .30 7 .67 7 .97 ( 0 .44 ) ( 2 .79 ) ( 3 .23 ) 30 .32
2018 28 .25 0 .37 ( 1 .17 ) ( 0 .80 ) ( 0 .28 ) ( 1 .59 ) ( 1 .87 ) 25 .58
2017 23 .71 0 .22 4 .60 4 .82 ( 0 .28 ) – ( 0 .28 ) 28 .25
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2021 13 .59 0 .38 0 .43 0 .81 ( 0 .24 ) ( 0 .75 ) ( 0 .99 ) 13 .41
2020 12 .75 0 .25 1 .17 1 .42 ( 0 .33 ) ( 0 .25 ) ( 0 .58 ) 13 .59
2019 12 .18 0 .32 1 .37 1 .69 ( 0 .39 ) ( 0 .73 ) ( 1 .12 ) 12 .75
2018 13 .41 0 .32 ( 0 .80 ) ( 0 .48 ) ( 0 .41 ) ( 0 .34 ) ( 0 .75 ) 12 .18
2017 12 .48 0 .34 1 .07 1 .41 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .41

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
25 .53% $ 711,126 0 .53% ( 0 .01 ) % 17 .1%
18 .33 (c) 604,094 0 .54 0 .14 12 .2
43 .10 (c) 587,854 0 .55 0 .72 10 .5
( 6 .55 ) 474,365 0 .54 0 .29 24 .6
25 .51 575,104 0 .54 0 .34 13 .4
25 .20 38,773 0 .78 ( 0 .26 ) 17 .1
18 .07 25,643 0 .79 ( 0 .12 ) 12 .2
42 .72 (c) 20,808 0 .80 0 .48 10 .5
( 6 .79 ) (c) 15,710 0 .79 0 .04 24 .6
25 .19 (c) 17,792 0 .79 0 .09 13 .4
27 .82 163,159 0 .63 0 .73 30 .6
18 .72 147,026 0 .63 1 .03 36 .5
32 .49 143,227 0 .64 1 .27 29 .5
( 3 .41 ) 128,547 0 .63 1 .52 44 .9
20 .75 154,472 0 .63 1 .07 28 .5
27 .50 31,088 0 .88 0 .47 30 .6
18 .44 18,688 0 .88 0 .79 36 .5
32 .10 13,536 0 .89 1 .03 29 .5
( 3 .64 ) (c) 8,757 0 .88 1 .28 44 .9
20 .46 (c) 8,526 0 .88 0 .83 28 .5
5 .94 37,297 0 .02 2 .79 26 .4
11 .40 35,824 0 .02 1 .94 71 .6
14 .10 31,499 0 .04 2 .51 60 .8
( 3 .87 ) 31,890 0 .02 2 .43 29 .0
11 .42 41,836 0 .01 2 .57 21 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2021 $ 14 .99 $ 0 .42 $ 0 .94 $ 1 .36 ( $ 0 .26 ) ( $ 0 .90 ) ( $ 1 .16 ) $ 15 .19
2020 13 .90 0 .25 1 .49 1 .74 ( 0 .38 ) ( 0 .27 ) ( 0 .65 ) 14 .99
2019 12 .60 0 .34 1 .90 2 .24 ( 0 .34 ) ( 0 .60 ) ( 0 .94 ) 13 .90
2018 14 .11 0 .33 ( 1 .04 ) ( 0 .71 ) ( 0 .38 ) ( 0 .42 ) ( 0 .80 ) 12 .60
2017 12 .66 0 .36 1 .52 1 .88 ( 0 .27 ) ( 0 .16 ) ( 0 .43 ) 14 .11
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2021 14 .51 0 .43 1 .41 1 .84 ( 0 .21 ) ( 0 .54 ) ( 0 .75 ) 15 .60
2020 13 .12 0 .23 1 .67 1 .90 ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 14 .51
2019 11 .58 0 .32 2 .18 2 .50 ( 0 .27 ) ( 0 .69 ) ( 0 .96 ) 13 .12
2018 13 .17 0 .29 ( 1 .15 ) ( 0 .86 ) ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .58
2017 11 .45 0 .34 1 .73 2 .07 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 13 .17
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2021 18 .09 0 .62 2 .13 2 .75 ( 0 .25 ) ( 0 .65 ) ( 0 .90 ) 19 .94
2020 16 .22 0 .29 2 .23 2 .52 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 18 .09
2019 13 .94 0 .37 3 .01 3 .38 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 16 .22
2018 15 .97 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 13 .94
2017 13 .52 0 .36 2 .41 2 .77 ( 0 .20 ) ( 0 .12 ) ( 0 .32 ) 15 .97
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2021 17 .47 0 .64 2 .32 2 .96 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 19 .60
2020 15 .59 0 .27 2 .24 2 .51 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .47
2019 13 .37 0 .32 3 .12 3 .44 ( 0 .29 ) ( 0 .93 ) ( 1 .22 ) 15 .59
2018 15 .62 0 .31 ( 1 .53 ) ( 1 .22 ) ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 13 .37
2017 13 .06 0 .32 2 .55 2 .87 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 15 .62

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
9 .17% $ 196,334 0 .00% 2 .72% 23 .3%
12 .89 194,167 0 .01 1 .81 53 .4
18 .12 190,475 0 .01 2 .47 52 .7
( 5 .40 ) 172,173 0 .01 2 .37 28 .7
15 .00 197,935 0 .00 2 .64 23 .6
12 .79 262,864 0 .00 2 .78 26 .8
14 .89 228,291 0 .01 1 .77 52 .3
22 .01 182,172 0 .01 2 .47 35 .8
( 7 .06 ) 140,617 0 .01 2 .21 28 .6
18 .26 152,469 0 .01 2 .77 31 .0
15 .29 134,172 0 .01 3 .18 19 .9
16 .11 107,137 0 .01 1 .82 38 .9
24 .74 85,405 0 .02 2 .36 28 .8
( 7 .85 ) 62,741 0 .01 2 .17 14 .5
20 .68 63,759 0 .01 2 .43 28 .3
17 .02 68,527 0 .01 3 .37 28 .1
16 .68 49,779 0 .02 1 .75 32 .8
26 .39 38,881 0 .04 2 .11 24 .9
( 8 .64 ) 30,354 0 .02 2 .03 22 .6
22 .14 31,610 0 .02 2 .23 36 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2021 $ 16 .49 $ 0 .61 $ 2 .33 $ 2 .94 ( $ 0 .18 ) ( $ 0 .44 ) ( $ 0 .62 ) $ 18 .81
2020 14 .68 0 .25 2 .10 2 .35 ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 16 .49
2019 12 .32 0 .30 2 .99 3 .29 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 14 .68
2018 14 .38 0 .25 ( 1 .47 ) ( 1 .22 ) ( 0 .31 ) ( 0 .53 ) ( 0 .84 ) 12 .32
2017 11 .88 0 .40 2 .29 2 .69 ( 0 .12 ) ( 0 .07 ) ( 0 .19 ) 14 .38
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2021 12 .84 0 .37 0 .21 0 .58 ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 12 .62
2020 11 .92 0 .25 0 .96 1 .21 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .84
2019 11 .30 0 .33 1 .06 1 .39 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 11 .92
2018 12 .11 0 .31 ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 11 .30
2017 11 .40 0 .30 0 .69 0 .99 ( 0 .28 ) – ( 0 .28 ) 12 .11
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2021 19 .11 0 .28 7 .26 7 .54 ( 0 .33 ) ( 1 .50 ) ( 1 .83 ) 24 .82
2020 21 .50 0 .36 ( 1 .21 ) ( 0 .85 ) ( 0 .39 ) ( 1 .15 ) ( 1 .54 ) 19 .11
2019 17 .86 0 .34 5 .18 5 .52 ( 0 .40 ) ( 1 .48 ) ( 1 .88 ) 21 .50
2018 20 .62 0 .37 ( 1 .09 ) ( 0 .72 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 17 .86
2017 21 .30 0 .25 1 .62 1 .87 ( 0 .39 ) ( 2 .16 ) ( 2 .55 ) 20 .62
Class 2 shares
2021 19 .16 0 .23 7 .26 7 .49 ( 0 .29 ) ( 1 .50 ) ( 1 .79 ) 24 .86
2020 21 .56 0 .34 ( 1 .24 ) ( 0 .90 ) ( 0 .35 ) ( 1 .15 ) ( 1 .50 ) 19 .16
2019 17 .92 0 .30 5 .18 5 .48 ( 0 .36 ) ( 1 .48 ) ( 1 .84 ) 21 .56
2018 20 .70 0 .34 ( 1 .12 ) ( 0 .78 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 17 .92
2017 21 .36 0 .19 1 .64 1 .83 ( 0 .33 ) ( 2 .16 ) ( 2 .49 ) 20 .70

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
17 .96% $ 17,280 0 .03% (c) 3 .38% 25 .3%
16 .58 11,468 0 .07 (c) 1 .73 58 .8
27 .24 8,131 0 .10 (c) 2 .15 38 .6
( 9 .25 ) 4,649 0 .10 (c) 1 .71 84 .9
22 .74 5,712 0 .10 (c) 2 .98 33 .1
4 .53 30,129 0 .02 2 .85 35 .6
10 .30 31,025 0 .03 2 .07 68 .6
12 .46 26,279 0 .06 2 .79 69 .0
( 3 .00 ) 20,664 0 .03 2 .61 31 .2
8 .76 24,630 0 .02 2 .56 20 .0
40 .44 174,922 0 .82 1 .25 23 .1
( 3 .42 ) 129,617 0 .83 1 .89 35 .4
31 .26 155,569 0 .88 (c) 1 .62 19 .3
( 4 .21 ) 133,429 0 .89 1 .89 17 .3
9 .19 154,615 0 .89 1 .19 19 .6
40 .04 11,650 1 .07 1 .02 23 .1
( 3 .65 ) 6,965 1 .08 1 .80 35 .4
30 .94 6,361 1 .13 (c) 1 .43 19 .3
( 4 .47 ) 3,493 1 .14 1 .73 17 .3
8 .94 2,830 1 .14 0 .89 19 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM BALANCED PORTFOLIO
Class 1 shares
2021 $ 16 .51 $ 0 .35 $ 1 .91 $ 2 .26 ( $ 0 .28 ) ( $ 0 .38 ) ( $ 0 .66 ) $ 18 .11
2020 15 .67 0 .26 1 .43 1 .69 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .51
2019 13 .90 0 .31 2 .43 2 .74 ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 15 .67
2018 15 .89 0 .36 ( 1 .07 ) ( 0 .71 ) ( 0 .50 ) ( 0 .78 ) ( 1 .28 ) 13 .90
2017 14 .44 0 .45 1 .71 2 .16 ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 15 .89
Class 2 shares
2021 16 .29 0 .32 1 .85 2 .17 ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 17 .84
2020 15 .48 0 .23 1 .39 1 .62 ( 0 .31 ) ( 0 .50 ) ( 0 .81 ) 16 .29
2019 13 .74 0 .28 2 .39 2 .67 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 15 .48
2018 15 .72 0 .32 ( 1 .06 ) ( 0 .74 ) ( 0 .46 ) ( 0 .78 ) ( 1 .24 ) 13 .74
2017 14 .30 0 .42 1 .67 2 .09 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 15 .72
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2021 12 .80 0 .29 0 .95 1 .24 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 13 .61
2020 12 .19 0 .24 0 .89 1 .13 ( 0 .29 ) ( 0 .23 ) ( 0 .52 ) 12 .80
2019 11 .05 0 .28 1 .45 1 .73 ( 0 .35 ) ( 0 .24 ) ( 0 .59 ) 12 .19
2018 12 .33 0 .34 ( 0 .73 ) ( 0 .39 ) ( 0 .42 ) ( 0 .47 ) ( 0 .89 ) 11 .05
2017 11 .50 0 .38 0 .92 1 .30 ( 0 .34 ) ( 0 .13 ) ( 0 .47 ) 12 .33
Class 2 shares
2021 12 .61 0 .26 0 .93 1 .19 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 13 .40
2020 12 .03 0 .22 0 .86 1 .08 ( 0 .27 ) ( 0 .23 ) ( 0 .50 ) 12 .61
2019 10 .91 0 .25 1 .43 1 .68 ( 0 .32 ) ( 0 .24 ) ( 0 .56 ) 12 .03
2018 12 .19 0 .31 ( 0 .73 ) ( 0 .42 ) ( 0 .39 ) ( 0 .47 ) ( 0 .86 ) 10 .91
2017 11 .38 0 .36 0 .89 1 .25 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 12 .19
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2021 21 .75 0 .44 3 .40 3 .84 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 24 .82
2020 19 .94 0 .28 2 .22 2 .50 ( 0 .37 ) ( 0 .32 ) ( 0 .69 ) 21 .75
2019 17 .16 0 .36 3 .68 4 .04 ( 0 .36 ) ( 0 .90 ) ( 1 .26 ) 19 .94
2018 19 .86 0 .35 ( 1 .51 ) ( 1 .16 ) ( 0 .56 ) ( 0 .98 ) ( 1 .54 ) 17 .16
2017 17 .22 0 .54 2 .82 3 .36 ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 19 .86
Class 2 shares
2021 21 .40 0 .39 3 .32 3 .71 ( 0 .24 ) ( 0 .48 ) ( 0 .72 ) 24 .39
2020 19 .63 0 .24 2 .17 2 .41 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 21 .40
2019 16 .92 0 .32 3 .61 3 .93 ( 0 .32 ) ( 0 .90 ) ( 1 .22 ) 19 .63
2018 19 .60 0 .31 ( 1 .50 ) ( 1 .19 ) ( 0 .51 ) ( 0 .98 ) ( 1 .49 ) 16 .92
2017 17 .01 0 .49 2 .78 3 .27 ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 19 .60

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
13 .74% $ 588,703 0 .23% 2 .00% 38 .9%
11 .28 568,806 0 .23 1 .74 18 .9
20 .01 574,960 0 .24 (c) 2 .06 23 .0
( 5 .04 ) 561,162 0 .23 (c) 2 .29 18 .2
15 .21 678,409 0 .23 2 .92 27 .4
13 .39 156,241 0 .48 1 .83 38 .9
10 .96 134,181 0 .48 1 .56 18 .9
19 .74 123,870 0 .49 (c) 1 .89 23 .0
( 5 .25 ) 104,051 0 .48 (c) 2 .10 18 .2
14 .88 110,129 0 .48 2 .77 27 .4
9 .71 169,338 0 .23 2 .13 41 .2
9 .60 164,411 0 .24 2 .03 23 .4
15 .88 164,095 0 .24 (c) 2 .32 30 .8
( 3 .49 ) 154,297 0 .22 (c) 2 .79 19 .5
11 .46 178,523 0 .23 3 .16 26 .3
9 .48 34,318 0 .48 1 .95 41 .2
9 .25 30,178 0 .49 1 .85 23 .4
15 .66 25,380 0 .49 (c) 2 .15 30 .8
( 3 .75 ) 20,449 0 .47 (c) 2 .59 19 .5
11 .14 20,541 0 .48 3 .06 26 .3
17 .75 242,713 0 .23 1 .85 43 .6
12 .95 226,009 0 .23 1 .46 20 .7
24 .06 213,346 0 .24 (c) 1 .89 16 .2
( 6 .62 ) 189,654 0 .23 (c) 1 .81 27 .0
19 .78 220,054 0 .23 2 .88 35 .1
17 .44 192,114 0 .48 1 .67 43 .6
12 .68 158,606 0 .48 1 .28 20 .7
23 .68 143,501 0 .49 (c) 1 .68 16 .2
( 6 .82 ) 118,307 0 .48 (c) 1 .60 27 .0
19 .46 127,079 0 .48 2 .68 35 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2021 $ 12 .81 $ 0 .32 $ 0 .55 $ 0 .87 ( $ 0 .31 ) ( $ 0 .20 ) ( $ 0 .51 ) $ 13 .17
2020 12 .58 0 .31 0 .57 0 .88 ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 12 .81
2019 11 .86 0 .33 1 .22 1 .55 ( 0 .46 ) ( 0 .37 ) ( 0 .83 ) 12 .58
2018 12 .95 0 .40 ( 0 .63 ) ( 0 .23 ) ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 11 .86
2017 12 .45 0 .47 0 .56 1 .03 ( 0 .44 ) ( 0 .09 ) ( 0 .53 ) 12 .95
Class 2 shares
2021 12 .66 0 .30 0 .53 0 .83 ( 0 .29 ) ( 0 .20 ) ( 0 .49 ) 13 .00
2020 12 .44 0 .28 0 .56 0 .84 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 12 .66
2019 11 .74 0 .31 1 .19 1 .50 ( 0 .43 ) ( 0 .37 ) ( 0 .80 ) 12 .44
2018 12 .83 0 .38 ( 0 .63 ) ( 0 .25 ) ( 0 .51 ) ( 0 .33 ) ( 0 .84 ) 11 .74
2017 12 .34 0 .45 0 .54 0 .99 ( 0 .41 ) ( 0 .09 ) ( 0 .50 ) 12 .83
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2021 24 .17 0 .53 4 .24 4 .77 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 28 .09
2020 21 .85 0 .26 2 .96 3 .22 ( 0 .38 ) ( 0 .52 ) ( 0 .90 ) 24 .17
2019 18 .36 0 .39 4 .54 4 .93 ( 0 .33 ) ( 1 .11 ) ( 1 .44 ) 21 .85
2018 21 .72 0 .33 ( 2 .01 ) ( 1 .68 ) ( 0 .52 ) ( 1 .16 ) ( 1 .68 ) 18 .36
2017 18 .54 0 .51 3 .54 4 .05 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 21 .72
Class 2 shares
2021 23 .80 0 .46 4 .16 4 .62 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 27 .62
2020 21 .53 0 .22 2 .91 3 .13 ( 0 .34 ) ( 0 .52 ) ( 0 .86 ) 23 .80
2019 18 .11 0 .34 4 .47 4 .81 ( 0 .28 ) ( 1 .11 ) ( 1 .39 ) 21 .53
2018 21 .46 0 .28 ( 2 .00 ) ( 1 .72 ) ( 0 .47 ) ( 1 .16 ) ( 1 .63 ) 18 .11
2017 18 .33 0 .47 3 .48 3 .95 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 21 .46
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2021 2 .60 0 .03 ( 0 .05 ) ( 0 .02 ) ( 0 .04 ) ( 0 .01 ) ( 0 .05 ) 2 .53
2020 2 .57 0 .04 0 .05 0 .09 ( 0 .06 ) – ( 0 .06 ) 2 .60
2019 2 .52 0 .06 0 .06 0 .12 ( 0 .07 ) – ( 0 .07 ) 2 .57
2018 2 .55 0 .06 ( 0 .03 ) 0 .03 ( 0 .06 ) – ( 0 .06 ) 2 .52
2017 2 .54 0 .05 0 .01 0 .06 ( 0 .05 ) – ( 0 .05 ) 2 .55
SMALLCAP ACCOUNT
Class 1 shares
2021 17 .26 ( 0 .01 ) 3 .48 3 .47 ( 0 .06 ) ( 0 .62 ) ( 0 .68 ) 20 .05
2020 15 .33 0 .03 3 .03 3 .06 ( 0 .07 ) ( 1 .06 ) ( 1 .13 ) 17 .26
2019 14 .30 0 .08 3 .67 3 .75 ( 0 .06 ) ( 2 .66 ) ( 2 .72 ) 15 .33
2018 17 .10 0 .03 ( 1 .62 ) ( 1 .59 ) ( 0 .06 ) ( 1 .15 ) ( 1 .21 ) 14 .30
2017 15 .21 0 .06 1 .89 1 .95 ( 0 .06 ) – ( 0 .06 ) 17 .10
Class 2 shares
2021 17 .17 ( 0 .06 ) 3 .47 3 .41 ( 0 .03 ) ( 0 .62 ) ( 0 .65 ) 19 .93
2020 15 .26 – 3 .01 3 .01 ( 0 .04 ) ( 1 .06 ) ( 1 .10 ) 17 .17
2019 14 .24 0 .04 3 .66 3 .70 ( 0 .02 ) ( 2 .66 ) ( 2 .68 ) 15 .26
2018 17 .04 ( 0 .01 ) ( 1 .62 ) ( 1 .63 ) ( 0 .02 ) ( 1 .15 ) ( 1 .17 ) 14 .24
2017 15 .17 0 .02 1 .87 1 .89 ( 0 .02 ) – ( 0 .02 ) 17 .04

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
6 .89% $ 148,266 0 .23% 2 .41% 44 .0%
7 .27 149,396 0 .24 2 .51 38 .6
13 .25 157,922 0 .24 2 .65 37 .4
( 1 .97 ) 157,019 0 .23 3 .19 19 .9
8 .41 194,742 0 .23 3 .69 29 .3
6 .61 45,586 0 .48 2 .31 44 .0
7 .03 34,866 0 .49 2 .31 38 .6
12 .97 30,663 0 .49 2 .46 37 .4
( 2 .20 ) 25,656 0 .48 3 .07 19 .9
8 .13 23,003 0 .48 3 .57 29 .3
19 .86 223,578 0 .23 1 .97 35 .9
15 .40 187,904 0 .23 1 .24 22 .3
27 .44 169,489 0 .24 (c) 1 .89 20 .3
( 8 .60 ) 140,247 0 .23 (c) 1 .56 37 .8
22 .22 163,861 0 .23 2 .50 37 .7
19 .54 205,369 0 .48 1 .76 35 .9
15 .13 167,706 0 .48 1 .09 22 .3
27 .13 145,924 0 .49 (c) 1 .67 20 .3
( 8 .87 ) 114,902 0 .48 (c) 1 .34 37 .8
21 .95 126,632 0 .48 2 .33 37 .7
( 0 .72 ) 140,532 0 .47 1 .09 56 .7
3 .36 157,019 0 .51 (c) 1 .61 73 .7
4 .70 130,852 0 .51 (c) 2 .31 54 .2
1 .02 149,075 0 .50 (c) 2 .19 49 .9
2 .39 158,446 0 .50 (c) 2 .01 67 .3
20 .12 213,890 0 .82 ( 0 .04 ) 36 .6
22 .20 195,848 0 .84 0 .24 38 .8
27 .40 184,434 0 .84 0 .53 34 .7
( 10 .89 ) 163,243 0 .83 0 .20 45 .0
12 .87 208,669 0 .83 0 .37 64 .1
19 .86 10,497 1 .07 ( 0 .29 ) 36 .6
21 .87 8,414 1 .09 ( 0 .01 ) 38 .8
27 .12 6,829 1 .09 0 .28 34 .7
( 11 .17 ) (d) 4,874 1 .08 ( 0 .05 ) 45 .0
12 .57 (d) 5,371 1 .08 0 .12 64 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of
Principal Variable Contracts Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Variable Contracts Funds, Inc. (the “Fund”) (comprising Blue Chip Account, Bond Market
Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account,
Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified
International Account, Equity Income Account, Government & High Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap
S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account,
Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account,
Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth
Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, and SmallCap Account (collectively referred to as the “Funds”), including the schedules of investments, as of December 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Fund at December 31, 2021, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Accounts comprising the Fund
Statement of
operations
Statements of
changes in net assets
Financial highlights
Bond Market Index Account
Core Plus Bond Account
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Income Account
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap S&P 500 Managed Volatility Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Account
SmallCap Account
For the year ended
December 31, 2021
For each of the two
years in the period ended
December 31, 2021
For each of the five years in the
period ended December 31, 2021
Diversified Balanced Volatility Control Account
Diversified Growth Volatility Control Account
For the year ended
December 31, 2021
For each of the two
years in the period ended
December 31, 2021
For each of the three years ended
December 31, 2021 and the
period from March 30, 2017, date
operations commenced, through
December 31, 2017
Blue Chip Account
For the year ended
December 31, 2021
For the year ended December 31, 2021 and the period from
December 9, 2020, date operations commenced, through
December 31, 2020

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, transfer agent, agent banks, and brokers or by other appropriate auditing procedures where replies from agent banks and brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
February 21, 2022

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2021 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts
Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Funds invest. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( July 1, 2021 to
December 31, 2021 ), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Beginning Account
Value July 1, 2021
Ending
Account Value
December 31, 2021
Expenses Paid
During Period
July 1, 2021
to December 31, 2021
(a)
Annualized
Expense Ratio
Blue Chip Account Class 3
Actual $ 1,000.00 $ 1,069.33 $ 5.48 1.05%
Hypothetical 1,000.00 1,019.91 5.35 1.05
Bond Market Index Account Class 1
Actual 1,000.00 998.60 0.71 0.14
Hypothetical 1,000.00 1,024.50 0.71 0.14
Core Plus Bond Account Class 1
Actual 1,000.00 1,002.10 2.42 0.48
Hypothetical 1,000.00 1,022.79 2.45 0.48
Diversified Balanced Account Class 1
Actual 1,000.00 1,043.54 0.26 0.05
Hypothetical 1,000.00 1,024.95 0.26 0.05
Diversified Balanced Account Class 2
Actual 1,000.00 1,042.62 1.54 0.30
Hypothetical 1,000.00 1,023.69 1.53 0.30
Diversified Balanced Account Class 3
Actual 1,000.00 1,041.92 2.32 0.45
Hypothetical 1,000.00 1,022.94 2.29 0.45
Diversified Balanced Managed Volatility Account Class 2
Actual 1,000.00 1,038.57 1.54 0.30
Hypothetical 1,000.00 1,023.69 1.53 0.30
Diversified Balanced Managed Volatility Account Class 3
Actual 1,000.00 1,038.00 2.31 0.45
Hypothetical 1,000.00 1,022.94 2.29 0.45

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2021 (unaudited)

Beginning Account
Value July 1, 2021
Ending
Account Value
December 31, 2021
Expenses Paid
During Period
July 1, 2021
to December 31, 2021
(a)
Annualized
Expense Ratio
Diversified Balanced Volatility Control Account Class 2
Actual $ 1,000.00 $ 1,041.22 $ 1.96 0.38%
Hypothetical 1,000.00 1,023.29 1.94 0.38
Diversified Balanced Volatility Control Account Class 3
Actual 1,000.00 1,039.82 2.72 0.53
Hypothetical 1,000.00 1,022.53 2.70 0.53
Diversified Growth Account Class 2
Actual 1,000.00 1,055.23 1.55 0.30
Hypothetical 1,000.00 1,023.69 1.53 0.30
Diversified Growth Account Class 3
Actual 1,000.00 1,054.67 2.33 0.45
Hypothetical 1,000.00 1,022.94 2.29 0.45
Diversified Growth Managed Volatility Account Class 2
Actual 1,000.00 1,050.52 1.55 0.30
Hypothetical 1,000.00 1,023.69 1.53 0.30
Diversified Growth Managed Volatility Account Class 3
Actual 1,000.00 1,049.41 2.32 0.45
Hypothetical 1,000.00 1,022.94 2.29 0.45
Diversified Growth Volatility Control Account Class 2
Actual 1,000.00 1,054.06 1.92 0.37
Hypothetical 1,000.00 1,023.34 1.89 0.37
Diversified Growth Volatility Control Account Class 3
Actual 1,000.00 1,052.74 2.69 0.52
Hypothetical 1,000.00 1,022.58 2.65 0.52
Diversified Income Account Class 2
Actual 1,000.00 1,029.30 1.53 0.30
Hypothetical 1,000.00 1,023.69 1.53 0.30
Diversified Income Account Class 3
Actual 1,000.00 1,028.24 2.30 0.45
Hypothetical 1,000.00 1,022.94 2.29 0.45
Diversified International Account Class 1
Actual 1,000.00 1,014.72 4.57 0.90
Hypothetical 1,000.00 1,020.67 4.58 0.90
Equity Income Account Class 1
Actual 1,000.00 1,077.09 2.46 0.47
Hypothetical 1,000.00 1,022.84 2.40 0.47
Equity Income Account Class 2
Actual 1,000.00 1,075.68 3.77 0.72
Hypothetical 1,000.00 1,021.58 3.67 0.72
Equity Income Account Class 3
Actual 1,000.00 1,075.02 4.55 0.87
Hypothetical 1,000.00 1,020.82 4.43 0.87
Government & High Quality Bond Account Class 1
Actual 1,000.00 991.82 2.51 0.50
Hypothetical 1,000.00 1,022.68 2.55 0.50
International Emerging Markets Account Class 1
Actual 1,000.00 910.38 5.63 1.17
Hypothetical 1,000.00 1,019.31 5.96 1.17
LargeCap Growth Account I Class 1
Actual 1,000.00 1,064.90 3.44 0.66
Hypothetical 1,000.00 1,021.88 3.36 0.66
LargeCap S&P 500 Index Account Class 1
Actual 1,000.00 1,115.10 1.33 0.25
Hypothetical 1,000.00 1,023.95 1.28 0.25

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2021 (unaudited)

Beginning Account
Value July 1, 2021
Ending
Account Value
December 31, 2021
Expenses Paid
During Period
July 1, 2021
to December 31, 2021
(a)
Annualized
Expense Ratio
LargeCap S&P 500 Index Account Class 2
Actual $ 1,000.00 $ 1,113.77 $ 2.66 0.50%
Hypothetical 1,000.00 1,022.68 2.55 0.50
LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual 1,000.00 1,103.94 2.44 0.46
Hypothetical 1,000.00 1,022.89 2.35 0.46
MidCap Account Class 1
Actual 1,000.00 1,108.84 2.76 0.52
Hypothetical 1,000.00 1,022.58 2.65 0.52
MidCap Account Class 2
Actual 1,000.00 1,107.46 4.09 0.77
Hypothetical 1,000.00 1,021.32 3.92 0.77
Principal Capital Appreciation Account Class 1
Actual 1,000.00 1,119.29 3.37 0.63
Hypothetical 1,000.00 1,022.03 3.21 0.63
Principal Capital Appreciation Account Class 2
Actual 1,000.00 1,117.62 4.70 0.88
Hypothetical 1,000.00 1,020.77 4.48 0.88
Principal LifeTime 2010 Account Class 1
Actual 1,000.00 1,018.16 0.05 0.01
Hypothetical 1,000.00 1,025.16 0.05 0.01
Principal LifeTime 2020 Account Class 1
Actual 1,000.00 1,026.66 0.00 0.00
Hypothetical 1,000.00 1,025.21 0.00 0.00
Principal LifeTime 2030 Account Class 1
Actual 1,000.00 1,036.51 0.00 0.00
Hypothetical 1,000.00 1,025.21 0.00 0.00
Principal LifeTime 2040 Account Class 1
Actual 1,000.00 1,041.79 0.05 0.01
Hypothetical 1,000.00 1,025.16 0.05 0.01
Principal LifeTime 2050 Account Class 1
Actual 1,000.00 1,045.72 0.05 0.01
Hypothetical 1,000.00 1,025.16 0.05 0.01
Principal LifeTime 2060 Account Class 1
Actual 1,000.00 1,048.05 0.15 0.03
Hypothetical 1,000.00 1,025.05 0.15 0.03
Principal LifeTime Strategic Income Account Class 1
Actual 1,000.00 1,014.53 0.05 0.01
Hypothetical 1,000.00 1,025.16 0.05 0.01
Real Estate Securities Account Class 1
Actual 1,000.00 1,167.39 4.43 0.81
Hypothetical 1,000.00 1,021.12 4.13 0.81
Real Estate Securities Account Class 2
Actual 1,000.00 1,166.11 5.79 1.06
Hypothetical 1,000.00 1,019.86 5.40 1.06
SAM Balanced Portfolio Class 1
Actual 1,000.00 1,036.35 1.18 0.23
Hypothetical 1,000.00 1,024.05 1.17 0.23
SAM Balanced Portfolio Class 2
Actual 1,000.00 1,034.80 2.46 0.48
Hypothetical 1,000.00 1,022.79 2.45 0.48

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2021 (unaudited)

Beginning Account
Value July 1, 2021
Ending
Account Value
December 31, 2021
Expenses Paid
During Period
July 1, 2021
to December 31, 2021
(a)
Annualized
Expense Ratio
SAM Conservative Balanced Portfolio Class 1
Actual $ 1,000.00 $ 1,025.03 $ 1.17 0.23%
Hypothetical 1,000.00 1,024.05 1.17 0.23
SAM Conservative Balanced Portfolio Class 2
Actual 1,000.00 1,024.11 2.45 0.48
Hypothetical 1,000.00 1,022.79 2.45 0.48
SAM Conservative Growth Portfolio Class 1
Actual 1,000.00 1,047.02 1.19 0.23
Hypothetical 1,000.00 1,024.05 1.17 0.23
SAM Conservative Growth Portfolio Class 2
Actual 1,000.00 1,045.90 2.48 0.48
Hypothetical 1,000.00 1,022.79 2.45 0.48
SAM Flexible Income Portfolio Class 1
Actual 1,000.00 1,021.04 1.17 0.23
Hypothetical 1,000.00 1,024.05 1.17 0.23
SAM Flexible Income Portfolio Class 2
Actual 1,000.00 1,019.44 2.44 0.48
Hypothetical 1,000.00 1,022.79 2.45 0.48
SAM Strategic Growth Portfolio Class 1
Actual 1,000.00 1,050.80 1.19 0.23
Hypothetical 1,000.00 1,024.05 1.17 0.23
SAM Strategic Growth Portfolio Class 2
Actual 1,000.00 1,049.41 2.48 0.48
Hypothetical 1,000.00 1,022.79 2.45 0.48
Short-Term Income Account Class 1
Actual 1,000.00 992.84 2.36 0.47
Hypothetical 1,000.00 1,022.84 2.40 0.47
SmallCap Account Class 1
Actual 1,000.00 1,001.12 4.14 0.82
Hypothetical 1,000.00 1,021.07 4.18 0.82
SmallCap Account Class 2
Actual 1,000.00 999.51 5.39 1.07
Hypothetical 1,000.00 1,019.81 5.45 1.07
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 125 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 125 None
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
125 MAM USA
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
125 Formerly, Montgomery Street Income
Securities Inc.
Padelford (“Padel”) L. Lattimer
Board Member since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 125 None
Karen (“Karrie”) McMillan
Board Member since 2014
Chair, Operations Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
125 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 125 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 125 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Board Member
During Past 5 Years
Timothy M. Dunbar
Chair and Board Member since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) (2018-2021)
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
125 None
Patrick G. Halter
Board Member since 2017
Member, Executive Committee
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI and
Principal Real Estate Investors, LLC (“PREI”) since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Chief Executive Officer and President, PLIC (2018-
2020)
Chair, Post (2017-2020)
Director, Post since 2017
Chair, “PREI” since 2004
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
125 None

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, Principal Funds, PFSI, and PLIC (2019-
2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Prior thereto, Senior Accounting Analyst, PLIC
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Deputy Chief Compliance Officer - Funds (2015-
2018)
Chief Compliance Officer – Funds, PGI since 2018
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer,
Principal Management Corporation (“PMC”)
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PGI since 2018
Counsel, PLIC since 2013
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Assistant Secretary, PGI since 2021
Vice President, Associate General Counsel, and
Secretary,
PGI (2020-2021)
PREI since 2020
PSI since 2021
PSS since 2021
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary,
PGI (2018-2020)
PFSI since 2015
PLIC since 2015
PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary,
PFD since 2019
PSI (2019-2021)
PSS (2019-2021)
RobustWealth, Inc. since 2019
Secretary,
Post (2020-2021)
Spectrum (2020-2021)
Assistant Secretary,
Post since 2021
Spectrum since 2021
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated May 31, 2021 and as supplemented. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024
or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses-pvc.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved the renewal of the Management Agreement and various subadvisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and SubAdvisory Agreements
At its September 14, 2021 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act
(the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal
Global Investors, LLC (the “Manager”) and PVC, on behalf of each of the thirty-four (34) series of PVC (each series is referred to as a
“Fund”); and (2) the Subadvisory Agreements between the Manager and each of Brown Advisory, LLC; Principal Real Estate Investors, LLC
(“Principal-REI”); Spectrum Asset Management Inc. (“Spectrum”) and T. Rowe Price Associates, Inc. (collectively, the “Subadvisors”). The
Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, reviewed a broad range of information including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. In addition, the Board considered various factors, including the following, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for certain Funds to the Subadvisors. The Board noted
that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated subadvisor for a Fund.
The Board considered the Manager’s due diligence process for monitoring and replacing Subadvisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2021 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2021, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar Direct data.
For Funds or Subadvisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2021, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2021, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Subadvisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or
Subadvisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3)
actual non-management expense rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class 1 shares of the Funds, in each case as available, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by
Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”). For Funds that did not offer Class 1 shares, the information provided was based upon Class 2 shares (or Class 3 shares if the Fund does not issue Class
2 shares).
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparison to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered that certain PVC funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates.
In reviewing the fees of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to their Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better.
With respect to the PVC Principal LifeTime Accounts, the Board noted that the Funds pay no Fund-level management fees. The Board also reviewed the actual non-management expenses of the Funds, which the Board concluded were reasonable. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses.
With regard to PVC LargeCap S&P 500 Managed Volatility Index Account, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Class 1 shares were higher than third quartile (both were at the 99th percentile) in the Expense
Group. Considering all relevant factors, including that the other funds in the Expense Group did not include the additional feature of a volatility management strategy and that the Fund’s performance was in the third quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2021 (53rd and 57th percentiles, respectively), the Board concluded that the
Management Agreement should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for certain Funds and share classes that are both currently operating and projected to operate below current applicable expense caps.
With regard to each of Real Estate Securities Account, LargeCap S&P 500 Index Account, and International Emerging Markets Account, the
Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
With regard to the Diversified Balanced Volatility Control Account and Diversified Growth Volatility Control Account, both of which are permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the
Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.

Profitability
The Board reviewed detailed information regarding revenues the Manager, received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended December 31, 2020. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (Principal-REI and Spectrum) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2020. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2020 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Principal LifeTime Accounts do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fees for the Bond Market Index Account, Diversified Balanced Account, the Diversified Balanced
Managed Volatility Account, the Diversified Balanced Volatility Control Account, the Diversified Growth Account, the Diversified Growth
Managed Volatility Account, the Diversified Growth Volatility Control Account, and the Diversified Income Account do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time. The Board further determined that no breakpoints are necessary at this time for the LargeCap S&P 500 Managed Volatility Index Account due, among other factors, to their current asset levels and taking into account levels of profitability to the Manager.
Subadvisory Fees, Economies of Scale and Profitability
For each subadvised Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the subadvised Funds under the
Subadvisory Agreements are satisfactory.
Investment Performance
As to each subadvised Fund, the Manager had advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Subadvisor is qualified and that either: (1) the investment performance of the Subadvisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Subadvisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each subadvised Fund, the Board considered the subadvisory fee rates, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. For each subadvised Fund, the Board received certain information from Broadridge comparing each such Fund’s subadvisory fee rate at current asset levels and at theoretical asset levels to subadvisory fee rates of subadvised funds in the Expense Group and, if available, the Expense Universe.

With regard to the Real Estate Securities Account, the Board accepted management’s proposal to amend the Subadvisory Agreement for the
Fund with Principal Real Estate Investors, LLC to amend the subadvisory fee schedule for the Fund to reduce the effective subadvisory fee rate payable at all asset levels, and the Board considered the amended subadvisory fee schedule and the pro forma ranking of the reduced effective subadvisory fee rate in concluding that the Subadvisory Agreement, as amended, should be renewed for the Fund.
The Board considered whether there are economies of scale with respect to the subadvisory services provided to each subadvised Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees or whether the subadvisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the
Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the
Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.
Other Benefits to SubAdvisors
The Board also considered the character and amount of other incidental benefits received by each Subadvisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadvisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that, on the basis of the information provided, the subadvisory fees were reasonable.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2021 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended December 31,
2021 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2021 , that qualifies for the DRD are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section (“IRC”) 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes reported on a per share basis in the year ended December 31, 2021 , are as follows:
The funds may receive a refund of taxes that can result in a redetermination of historical foreign taxes paid in accordance with IRC Section
905(c). The Funds will provide by February 28th annually, when applicable, any foreign tax redetermination on Principal’s Tax Center website under the Principal Variable Contracts Funds, Inc.’s Foreign Tax Redetermination Notices.
The latest Federal Income Tax Information is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD DRD
Blue Chip Account 23.03% MidCap Account 100.00%
Bond Market Index Account 0.00 Principal Capital Appreciation Account 100.00
Core Plus Bond Account 0.58 Principal LifeTime 2010 Account 7.64
Diversified Balanced Account 24.93 Principal LifeTime 2020 Account 17.41
Diversified Balanced Managed Volatility Account 23.94 Principal LifeTime 2030 Account 20.19
Diversified Balanced Volatility Control Account 15.11 Principal LifeTime 2040 Account 25.27
Diversified Growth Account 34.76 Principal LifeTime 2050 Account 28.40
Diversified Growth Managed Volatility Account 33.01 Principal LifeTime 2060 Account 26.26
Diversified Growth Volatility Control Account 23.90 Principal LifeTime Strategic Income Account 8.13
Diversified Income Account 19.00 Real Estate Securities Account 0.09
Diversified International Account 0.00 SAM Balanced Portfolio 47.05
Equity Income Account 98.04 SAM Conservative Balanced Portfolio 31.43
Government & High Quality Bond Account 0.00 SAM Conservative Growth Portfolio 72.82
International Emerging Markets Account 0.00 SAM Flexible Income Portfolio 19.40
LargeCap Growth Account I 32.16 SAM Strategic Growth Portfolio 87.84
LargeCap S&P 500 Index Account 88.79 Short-Term Income Account 0.00
LargeCap S&P 500 Managed Volatility Index
Account 46.85 SmallCap Account 26.69
Foreign Taxes
Per Share
Foreign
Source
Income
Foreign Taxes
Per Share
Foreign
Source
Income
Diversified Balanced Account $ 0.0022 5.68% Principal LifeTime 2030 Account $ 0.0057 13.89%
Diversified Balanced Managed Volatility Account 0.0017 6.17 Principal LifeTime 2040 Account 0.0083 17.71
Diversified Balanced Volatility Control Account 0.0013 5.14 Principal LifeTime 2050 Account 0.0082 20.11
Diversified Growth Account 0.0036 8.86 Principal LifeTime 2060 Account 0.0077 19.30
Diversified Growth Managed Volatility Account 0.0025 9.48 Principal LifeTime Strategic Income Account 0.0019 4.19
Diversified Growth Volatility Control Account 0.0019 8.59 SAM Balanced Portfolio 0.0046 15.41
Diversified Income Account 0.0010 3.57 SAM Conservative Balanced Portfolio 0.0022 8.64
Diversified International Account 0.0306 89.93 SAM Conservative Growth Portfolio 0.0074 24.06
International Emerging Markets Account 0.0406 100.00 SAM Flexible Income Portfolio 0.0017 5.19
Principal LifeTime 2010 Account 0.0023 4.45 SAM Strategic Growth Portfolio 0.0107 34.78
Principal LifeTime 2020 Account 0.0044 10.69

principalfunds.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal®, Principal Financial Group®, and Principal and the logomark design are registered trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2021 Principal Financial Services, Inc. | MM1290-27 | 12/2021 | 1968667

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

December 31, 2020 - $533,501
December 31, 2021 - $539,200

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

December 31, 2020 - $5,500
December 31, 2021 - $0

Ernst &Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

December 31, 2020 - $171,654
December 31, 2021 - $173,379

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds and Principal Diversified Select Real Asset Fund (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

December 31, 2020 - $177,154
December 31, 2021 - $173,379

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board. A copy of the procedures can be found in the Nominating and Governance Committee charter at
https://www.principalglobal.com/documentdownload/160950
.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	2/16/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	2/16/22

By	/s/ Michael Scholten
            Michael Scholten, Chief Financial Officer

Date	2/15/22